UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Date of reporting period: Registrant is making a filing for 16 of its series, Wells Fargo Advantage Emerging Markets Local Bond Fund, Wells Fargo Advantage International Bond Fund, Wells Fargo Advantage Strategic Income Fund, Wells Fargo Advantage Asia Pacific Fund, Wells Fargo Advantage Diversified International Fund, Wells Fargo Advantage Emerging Markets Equity Fund, Wells Fargo Advantage Emerging Markets Equity Income Fund, Wells Fargo Advantage Global Opportunities Fund, Wells Fargo Advantage International Equity Fund, Wells Fargo Advantage Intrinsic World Equity Fund, Wells Fargo Advantage Intrinsic Small Cap Value Fund, Wells Fargo Advantage Small Cap Opportunities Fund, Wells Fargo Advantage Small Cap Value Fund, Wells Fargo Advantage Small/Mid Cap Value Fund, Wells Fargo Advantage Special Small Cap Value Fund, and Wells Fargo Advantage Traditional Small Cap Growth Fund. Each series has an April 30, 2013 fiscal year end.

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage

Emerging Markets Local Bond Fund

Semi-Annual Report

April 30, 2013

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The views expressed and any forward-looking statements are as of April 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $228 billion in assets under management, as of April 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Emerging Markets Local Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

During the period, global fixed-income markets trended toward higher bond prices and lower yields but fluctuated between periods of risk aversion and corresponding recoveries in investor confidence.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Emerging Markets Local Bond Fund for the six-month period ended April 30, 2013. During the period, global fixed-income markets trended toward higher bond prices and lower yields but fluctuated between periods of risk aversion and corresponding recoveries in investor confidence. On the whole, global bond markets generated positive returns during the period, benefiting from deepening rallies in the corporate bond and securitized sectors and most notably in high yield and emerging markets debt. The lower-rated credit tiers and longest-maturity segments of the fixed-income markets outperformed the higher-quality and shorter-maturity segments during the period, overcoming spates of risk aversion that flared up intermittently.

Global credit markets rallied after European Central Bank (ECB) actions.

The six-month period started after the watershed announcements of the ECB in late summer 2012, which largely declared that the euro would be preserved and that every measure would be taken to fortify the European credit markets. These actions bolstered the global credit markets and inspired an ongoing rally in high-yield corporate debt and emerging markets debt over the final two months of 2012 and into 2013. Global bond markets had been enthralled by central bank policies in Europe—decisive policymaking would bolster markets, while reescalating crises in Greece and Spain would undercut confidence and damage security pricing. But the ECB’s actions proved effective—despite continued economic woes across Europe, the announced central bank policies revitalized global credit markets. While no measure could serve as a panacea, coordinated policymaking certainly offered much-needed tonic to Europe and provided a foundation of confidence for the riskier areas of the global credit markets to rally.

Improving economic trends strengthened in the U.S. while Europe’s recession persisted.

Despite problems in Europe during the period—this time in the form of Italian politics and a bank debt crisis in Cyprus—higher-yielding global debt securities continued to perform well. Investors continued to shun most higher-quality sovereign markets in preference for higher-yielding corporate debt. In November and December 2012, high yield and emerging markets debt outperformed higher-rated sovereign debt. These trends largely carried over in the first four months of 2013, as investors rallied to the higher-yielding, lower-rated areas of the global bond markets on increasing confidence in the intentions of the ECB to support credit and a distaste for low yields from the higher-rated sovereign debt sectors.

Despite global credit markets performing well, economic conditions across the globe continued to be mixed and, at times, volatile. In the U.S., growth remained relatively healthy compared with developed Europe and Japan, but employment levels remained disappointing. U.S. Treasury yields remained near historic lows, with negative real yields—not a good outlook for the U.S. dollar or long-term investment in U.S. Treasuries. But more problematic was the eurozone, which remained firmly in recession. Fortunately, there appeared to be the political will to do whatever is necessary to preserve the single euro currency. The pain suffered in the periphery regions outside of core Europe during the period led to cheaper labor costs and lower Social Security and welfare costs. This internal devaluation within the European monetary union marketplace allowed the periphery markets to better compete in the European Union, which strengthened economic optimism during the period. It appeared to many investors that growth in the periphery may well hit bottom in 2013 and start to pick up from what is admittedly a low base, thus providing an investing foundation that strengthened security valuations during the period.

Japan’s newly elected government took little time to deploy a new political mandate, announcing significant quantitative easing policies to deliberately

Letter to shareholders (unaudited)	Wells Fargo Advantage Emerging Markets Local Bond Fund	3

weaken the currency. The Bank of Japan’s new mandate to target 2% inflation and to intervene in foreign exchange markets while buying foreign bonds may have the political weight to deal with Japan’s problems once and for all. Although this policy direction may help finally break the vicious cycle that is the Japanese economy, the circumstances indicated an unattractive market for bond investments and further currency depreciation to come. Consequently, the Japanese yen deteriorated precipitously throughout the period.

China also had new leaders in place, and investors looked for signs that political stability may resume with the new cabinet entering. Optimism that a shift from an export-led economy to a consumer-led economy appeared to develop in the early months of 2013. With the continued expansion of the offshore Renminbi-based markets, bond yields of 3.5%, and a firming currency, China increasingly appeared to demonstrate signs of being a high-quality candidate for investment, thus generally improving security valuations during the period.

Nonetheless, the longer-term picture around the globe remained largely consistent throughout the period—smaller, more dynamic economies with trade surpluses, healthier growth, and higher interest rates appeared to demonstrate the best characteristics for investment, particularly Asian and South American economies, while the largest economies with languid growth and high deficits underperformed. Optimism across the global markets continued to produce rallies in lower-rated securities while also pricing in some caution for intermittent periods of volatility that may persist in 2013, as markets attempt to balance uncertain growth prospects with deficit control and credit-risk contagion. Despite ongoing concerns across Europe, the six-month period largely produced positive performance across the global fixed-income markets, with strong returns most notably in high-yield corporate bonds and emerging markets debt.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo

Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification1 cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite ongoing concerns across Europe, the six-month period largely produced positive performance across the global fixed-income markets, with strong returns most notably in high-yield corporate bonds and emerging markets debt.

1.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

4	Wells Fargo Advantage Emerging Markets Local Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

First International Advisors, LLC

Portfolio managers

Michael Lee

Tony Norris

Alex Perrin

Christopher Wightman

Peter Wilson

Average annual total returns (%) as of April 30, 2013

		Including sales charge	Excluding sales charge	Expense ratios[1] (%)
	Inception date	Since inception	Since inception	Gross	Net[2]
Class A (WLBAX)	5-31-2012	10.35	15.54	2.27	1.23
Class C (WLBEX)	5-31-2012	13.77	14.77	3.02	1.98
Administrator Class (WLBDX)	5-31-2012	–	15.61	2.21	1.10
Institutional Class (WLBIX)	5-31-2012	–	15.86	1.94	0.90
JPMorgan GBI-EM Global Diversified Composite Index[3]	–	–	19.03	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and regional risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Emerging Markets Local Bond Fund	5

Ten largest long-term holdings[4] (%) as of April 30, 2013
Russia, 7.00%, 1-25-2013	9.32
Brazil, 10.00%, 1-1-2017	8.64
Indonesia, 7.38%, 9-15-2016	4.76
Hungary, 6.75%, 11-24-2017	4.68
Republic of South Africa, 2.60%, 3-31-2028	4.53
Brazil, 8.50%, 1-5-2024	4.52
Turkey, 9.00%, 3-8-2017	4.47
Inter-American Development Bank, 8.00%, 1-26-2016	3.93
Poland, 4.00%, 10-25-2023	3.92
Thailand, 3.25%, 6-16-2017	3.77

Portfolio allocation[5] as of April 30, 2013

1.	Reflects the expense ratios as stated in the most recent prospectuses.

2.	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

3.	The JPMorgan GBI-EM Global Diversified Composite Index is an unmanaged index of debt instruments of 31 emerging countries. You cannot invest directly in an index.

4.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

5.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Emerging Markets Local Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2012	Ending account value 4-30-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,053.44	$6.26	1.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.16	1.23%
Class C
Actual	$1,000.00	$1,049.58	$10.06	1.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.98	$9.89	1.98%
Administrator Class
Actual	$1,000.00	$1,053.67	$5.60	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51	1.10%
Institutional Class
Actual	$1,000.00	$1,055.08	$4.59	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Emerging Markets Local Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Foreign Corporate Bonds and Notes @: 18.92%

Germany: 3.19%
KFW (Financials, Commercial Banks, TRY)	7.50%	8-2-2013	600,000	$337,058
KFW (Financials, Commercial Banks, TRY)	8.50	4-15-2015	1,000,000	595,621

				932,679

Ireland: 0.75%
RZD Capital Limited (Industrials, Road & Rail, RUB)	8.30	4-2-2019	6,500,000	218,951

Luxembourg: 3.66%
European Investment Bank (Financials, Commercial Banks, ZAR)	6.00	10-21-2019	7,300,000	818,351
European Investment Bank (Financials, Commercial Banks, HUF)	6.50	1-5-2015	54,000,000	251,184

				1,069,535

Mexico: 1.66%
America Movil Sab De CV (Telecommunication Services, Wireless Telecommunication Services, MXN)	6.45	12-5-2022	3,000,000	268,588
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels, MXN)	7.65	11-24-2021	2,300,000	218,004

				486,592

Netherlands: 0.88%
Rabobank Nederland (Financials, Commercial Banks, TRY)	9.50	1-22-2014	450,000	258,792

Russia: 0.72%
Sberbank Rossii (Financials, Commercial Banks, RUB)	7.00	1-31-2016	6,500,000	209,295

South Africa: 0.97%
Foodcorp Limited (Consumer Staples, Food & Staples Retailing, EUR)	8.75	3-1-2018	100,000	144,535
Transnet Limited (Industrials, Road & Rail, ZAR)	10.80	11-6-2023	1,000,000	140,049

				284,584

United States: 7.09%
Inter-American Development Bank (Financials, Commercial Banks, MXN)	8.00	1-26-2016	12,500,000	1,148,979
International Bank for Reconstruction & Development (Financials, Diversified Financial Services, MXN)	6.50	9-11-2013	6,900,000	573,603
International Bank for Reconstruction & Development (Financials, Diversified Financial Services, MXN)	7.50	3-5-2020	3,600,000	351,512

				2,074,094

Total Foreign Corporate Bonds and Notes (Cost $5,414,367)				5,534,522

Foreign Government Bonds @: 75.72%
Brazil (BRL)	8.50	1-5-2024	2,375,000	1,321,192
Brazil (BRL)	10.00	1-1-2017	4,750,000	2,527,769
Chile (CLP)	5.50	8-5-2020	238,000,000	534,824
Colombia (COP)	7.75	4-14-2021	975,000,000	668,204
Hungary (HUF)	6.75	11-24-2017	290,000,000	1,369,993
Indonesia (IDR)	7.38	9-15-2016	12,500,000,000	1,393,794
Malaysia (MYR)	3.26	3-1-2018	2,350,000	776,188
Malaysia (MYR)	4.26	9-15-2016	3,125,000	1,068,187
Mexico (MXN)	6.50	6-9-2022	8,500,000	804,699
Mexico (MXN)	7.75	11-13-2042	5,300,000	592,727

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Emerging Markets Local Bond Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Nigeria (NGN)	15.10%	4-27-2017	80,000,000	$556,962
Poland (PLN) ¤	0.00	7-25-2013	1,880,000	591,455
Poland (PLN)	4.00	10-25-2023	3,400,000	1,146,801
Republic of South Africa (ZAR)	2.60	3-31-2028	9,963,282	1,324,045
Romania (RON)	6.00	4-30-2016	1,800,000	563,652
Russia (RUB)	7.00	1-25-2023	81,500,000	2,727,639
Russia (RUB)	7.50	3-15-2018	25,400,000	868,850
Thailand (THB)	3.25	6-16-2017	32,000,000	1,102,325
Turkey (TRY)	6.30	2-14-2018	1,590,000	903,757
Turkey (TRY)	9.00	3-8-2017	2,100,000	1,307,265

Total Foreign Government Bonds (Cost $21,386,327)				22,150,328

Yankee Corporate Bonds and Notes: 3.35%

Brazil: 1.70%
BFF International Limited Company (Consumer Staples, Food Products)	7.25	1-28-2020	$100,000	120,377
ITAU Unibanco Holdings SA (Financials, Commercial Banks) 144A	5.13	5-13-2023	200,000	207,750
Petroplus Finance Limited (Energy, Oil, Gas & Consumable Fuels)	5.75	1-20-2020	150,000	169,331

				497,458

Luxembourg: 0.58%
TNK BP Finance SA (Energy, Oil, Gas & Consumable Fuels)	6.63	3-20-2017	150,000	171,000

United Kingdom: 0.41%
Sable International Finance Limited (Telecommunication Services, Diversified Telecommunication Services)	7.75	2-15-2017	110,000	118,800

Virgin Islands (British): 0.66%
Gold Fields Orogen Holdings (Materials, Metals & Mining)	4.88	10-7-2020	200,000	192,384

Total Yankee Corporate Bonds and Notes (Cost $943,937)				979,642

	Yield		Shares

Short-Term Investments: 0.22%

Investment Companies: 0.22%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.13		64,734	64,734

Total Short-Term Investments (Cost $64,734)				64,734

Total investments in securities
(Cost $27,809,365) *	98.21%	28,729,226
Other assets and liabilities, net	1.79	523,110

Total net assets	100.00%	$29,252,336

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Emerging Markets Local Bond Fund	9

@	Foreign bond principal is denominated in local currency.

¤	Security issued in zero coupon form with no periodic interest payments.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $27,859,083 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,053,488
Gross unrealized depreciation	(183,345)

Net unrealized appreciation	$870,143

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Emerging Markets Local Bond Fund	Statement of assets and liabilities—April 30, 2013 (unaudited)

Assets
Investments
In unaffiliated securities, at value (see cost below)	$28,664,492
In affiliated securities, at value (see cost below)	64,734

Total investments, at value (see cost below)	28,729,226
Foreign currency, at value (see cost below)	48,326
Receivable for interest	473,570
Unrealized gains on forward foreign currency contracts	67,654
Prepaid expenses and other assets	17,232

Total assets	29,336,008

Liabilities
Unrealized losses on forward foreign currency contracts	32,187
Advisory fee payable	815
Distribution fees payable	367
Due to other related parties	3,400
Shareholder report expenses payable	11,160
Custodian and accounting fees payable	13,767
Professional fees payable	19,524
Accrued expenses and other liabilities	2,452

Total liabilities	83,672

Total net assets	$29,252,336

NET ASSETS CONSIST OF
Paid-in capital	$27,260,348
Overdistributed net investment income	(15,123)
Accumulated net realized gains on investments	1,048,424
Net unrealized gains on investments	958,687

Total net assets	$29,252,336

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$868,385
Shares outstanding – Class A	80,485
Net asset value per share – Class A	$10.79
Maximum offering price per share – Class A2	$11.30
Net assets – Class C	$602,066
Shares outstanding – Class C	55,821
Net asset value per share – Class C	$10.79
Net assets – Administrator Class	$13,878,340
Shares outstanding – Administrator Class	1,285,731
Net asset value per share – Administrator Class	$10.79
Net assets – Institutional Class	$13,903,545
Shares outstanding – Institutional Class	1,288,579
Net asset value per share – Institutional Class	$10.79

Investments in unaffiliated securities, at cost	$27,744,631

Investments in affiliated securities, at cost	$64,734

Total investments, at cost	$27,809,365

Foreign currency, at cost	$48,616

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended April 30, 2013 (unaudited)	Wells Fargo Advantage Emerging Markets Local Bond Fund	11

Investment income
Interest*	$705,616
Income from affiliated securities	279

Total investment income	705,895

Expenses
Advisory fee	91,421
Administration fees
Fund level	7,032
Class A	564
Class C	467
Administrator Class	6,706
Institutional Class	5,372
Shareholder servicing fees
Class A	881
Class C	729
Administrator Class	16,765
Distribution fees
Class C	2,187
Custody and accounting fees	17,879
Professional fees	19,862
Registration fees	54,364
Shareholder report expenses	12,380
Trustees’ fees and expenses	7,018
Other fees and expenses	3,192

Total expenses	246,819
Less: Fee waivers and/or expense reimbursements	(102,512)

Net expenses	144,307

Net investment income	561,588

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	1,048,847
Forward foreign currency contract transactions	(226)

Net realized gains on investments	1,048,621

Net change in unrealized gains (losses) on:
Unaffiliated securities	(87,210)
Forward foreign currency contract transactions	(20,231)

Net change in unrealized gains (losses) on investments	(107,441)

Net realized and unrealized gains (losses) on investments	941,180

Net increase in net assets resulting from operations	$1,502,768

* Net of foreign interest withholding taxes in the amount of	$4,536

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Emerging Markets Local Bond Fund	Statement of changes in net assets

	Six months ended April 30, 2013 (unaudited)		Year ended October 31, 2012[1]

Operations
Net investment income		$561,588		$315,569
Net realized gains on investments		1,048,621		1,056,816
Net change in unrealized gains (losses) on investments		(107,441)		1,066,128

Net increase in net assets resulting from operations		1,502,768		2,438,513

Distributions to shareholders from
Net investment income
Class A		(26,441)		(5,880)
Class C		(21,162)		(4,142)
Administrator Class		(539,432)		(143,107)
Institutional Class		(558,184)		(154,350)
Net realized gains
Class A		(10,611)		0
Class C		(10,327)		0
Administrator Class		(237,700)		0
Institutional Class		(237,957)		0

Total distributions to shareholders		(1,641,814)		(307,479)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	24,641	263,754	53,037	532,766
Class C	4,298	46,499	50,000	500,000
Administrator Class	0	0	1,200,000	12,000,000
Institutional Class	0	0	1,200,000	12,000,000

		310,253		25,032,766

Reinvestment of distributions
Class A	3,447	37,052	554	5,880
Class C	2,926	31,489	391	4,142
Administrator Class	72,235	777,132	13,496	143,107
Institutional Class	74,020	796,141	14,559	154,350

		1,641,814		307,479

Payment for shares redeemed
Class A	(1,194)	(12,952)	0	0
Class C	(1,794)	(19,012)	0	0

		(31,964)		0

Net increase in net assets resulting from capital share transactions		1,920,103		25,340,245

Total increase in net assets		1,781,057		27,471,279

Net assets
Beginning of period		27,471,279		0

End of period		$29,252,336		$27,471,279

Undistributed (overdistributed) net investment income		$(15,123)		$568,508

1.	For the period from May 31, 2012 (commencement of operations) to October 31, 2012

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Emerging Markets Local Bond Fund	13

(For a share outstanding throughout each period)

CLASS A	Six months ended April 30, 2013 (unaudited)	Year ended October 31, 2012[1]
Net asset value, beginning of period	$10.85	$10.00
Net investment income	0.20 [2]	0.11
Net realized and unrealized gains (losses) on investments	0.37	0.85

Total from investment operations	0.57	0.96
Distributions to shareholders from
Net investment income	(0.43)	(0.11)
Net realized gains	(0.20)	0.00

Total distributions to shareholders	(0.63)	(0.11)
Net asset value, end of period	$10.79	$10.85
Total return[3]	5.34%	9.67%
Ratios to average net assets (annualized)
Gross expenses	1.92%	2.20%
Net expenses	1.23%	1.23%
Net investment income	3.83%	2.62%
Supplemental data
Portfolio turnover rate	62%	120%
Net assets, end of period (000s omitted)	$868	$581

1.	For the period from May 31, 2012 (commencement of class operations) to October 31, 2012

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Emerging Markets Local Bond Fund	Financial highlights

(For a share outstanding throughout each period)

CLASS C	Six months ended April 30, 2013 (unaudited)	Year ended October 31, 2012[1]
Net asset value, beginning of period	$10.85	$10.00
Net investment income	0.16 [2]	0.08
Net realized and unrealized gains (losses) on investments	0.37	0.85

Total from investment operations	0.53	0.93
Distributions to shareholders from
Net investment income	(0.39)	(0.08)
Net realized gains	(0.20)	0.00

Total distributions to shareholders	(0.59)	(0.08)
Net asset value, end of period	$10.79	$10.85
Total return[3]	4.96%	9.35%
Ratios to average net assets (annualized)
Gross expenses	2.67%	2.95%
Net expenses	1.98%	1.98%
Net investment income	3.03%	1.89%
Supplemental data
Portfolio turnover rate	62%	120%
Net assets, end of period (000s omitted)	$602	$547

1.	For the period from May 31, 2012 (commencement of class operations) to October 31, 2012

2.	Calculating based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Emerging Markets Local Bond Fund	15

(For a share outstanding throughout each period)

ADMINISTRATOR CLASS	Six months ended April 30, 2013 (unaudited)	Year ended October 31, 2012[1]
Net asset value, beginning of period	$10.85	$10.00
Net investment income	0.21 [2]	0.12
Net realized and unrealized gains (losses) on investments	0.36	0.85

Total from investment operations	0.57	0.97
Distributions to shareholders from
Net investment income	(0.43)	(0.12)
Net realized gains	(0.20)	0.00

Total distributions to shareholders	(0.63)	(0.12)
Net asset value, end of period	$10.79	$10.85
Total return[3]	5.37%	9.72%
Ratios to average net assets (annualized)
Gross expenses	1.87%	2.16%
Net expenses	1.10%	1.10%
Net investment income	3.92%	2.77%
Supplemental data
Portfolio turnover rate	62%	120%
Net assets, end of period (000s omitted)	$13,878	$13,166

1.	For the period from May 31, 2012 (commencement of class operations) to October 31, 2012

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Emerging Markets Local Bond Fund	Financial highlights

(For a share outstanding throughout each period)

INSTITUTIONAL CLASS	Six months ended April 30, 2013 (unaudited)	Year ended October 31, 2012[1]
Net asset value, beginning of period	$10.85	$10.00
Net investment income	0.22 [2]	0.13
Net realized and unrealized gains (losses) on investments	0.37	0.85

Total from investment operations	0.59	0.98
Distributions to shareholders from
Net investment income	(0.45)	(0.13)
Net realized gains	(0.20)	0.00

Total distributions to shareholders	(0.65)	(0.13)
Net asset value, end of period	$10.79	$10.85
Total return[3]	5.51%	9.82%
Ratios to average net assets (annualized)
Gross expenses	1.60%	1.94%
Net expenses	0.90%	0.90%
Net investment income	4.12%	2.97%
Supplemental data
Portfolio turnover rate	62%	120%
Net assets, end of period (000s omitted)	$13,904	$13,177

1.	For the period from May 31, 2012 (commencement of class operations) to October 31, 2012

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Emerging Markets Local Bond Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Emerging Markets Local Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding

18	Wells Fargo Advantage Emerging Markets Local Bond Fund	Notes to financial statements (unaudited)

taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

Notes to financial statements (unaudited)	Wells Fargo Advantage Emerging Markets Local Bond Fund	19

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Foreign corporate bonds and notes	$0	$5,534,522	$0	$5,534,522
Foreign government bonds	0	22,150,328	0	22,150,328
Yankee corporate bonds and notes	0	979,642	0	979,642
Short-term investments
Investment companies	64,734	0	0	64,734
	$64,734	$28,664,492	$0	$28,729,226

As of April 30, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$35,467	$0	$35,467

+	Forward foreign currency contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended April 30, 2013, the advisory fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. First International Advisors, LLC, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer

20	Wells Fargo Advantage Emerging Markets Local Bond Fund	Notes to financial statements (unaudited)

agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.23% for Class A shares, 1.98% for Class C shares, 1.10% for Administration Class shares, and 0.90% for Institutional Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended April 30, 2013, Wells Fargo Funds Distributor, LLC received $210 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2013 were $18,353,815 and $16,968,999, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2013, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes.

At April 30, 2013, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive		U.S. value at April 30, 2013	In exchange for U.S. $	Unrealized gains (losses)
5-7-2013	State Street Bank	35,000,000	THB	$1,192,227	$1,173,315	$18,912
5-7-2013	State Street Bank	10,000,000,000	IDR	1,027,922	1,029,156	(1,234)
5-28-2013	State Street Bank	7,100,000	MYR	2,329,285	2,280,758	48,527

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver		U.S. value at April 30, 2013	In exchange for U.S. $	Unrealized gains (losses)
5-7-2013	State Street Bank	10,000,000,000	IDR	$1,027,923	$1,027,538	$(385)
5-28-2013	State Street Bank	3,100,000	MYR	1,017,012	1,017,227	215
7-29-2013	State Street Bank	2,000,000	TRY	1,105,756	1,098,874	(6,882)
7-31-2013	State Street Bank	10,000,000	ZAR	1,101,238	1,077,552	(23,686)

Notes to financial statements (unaudited)	Wells Fargo Advantage Emerging Markets Local Bond Fund	21

The Fund had average contract amounts of $4,630,022 and $4,435,183 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended April 30, 2013.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2013, the Fund paid $30 in commitment fees.

For the six months ended April 30, 2013, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

10. SUBSEQUENT DISTRIBUTIONS

On May 24, 2013, the Fund declared distributions from net investment income to shareholders of record on May 23, 2013. The per share amounts payable on May 28, 2013 were as follows:

Net investment income
Class A	$0.03726
Class C	0.03060
Administration Class	0.03779
Institutional Class	0.04018

On June 24, 2013, the Fund declared distributions from net investment income to shareholders of record on June 21, 2013. The per share amounts payable on June 25, 2013 were as follows:

Net investment income
Class A	$0.03399
Class C	0.02803
Administration Class	0.03446
Institutional Class	0.03660

These distributions are not reflected in the accompanying financial statements.

22	Wells Fargo Advantage Emerging Markets Local Bond Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Emerging Markets Local Bond Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

24	Wells Fargo Advantage Emerging Markets Local Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Emerging Markets Local Bond Fund	25

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Emerging Markets Local Bond Fund (the “Fund”) and (ii) an investment sub-advisory agreement with First International Advisors, LLC (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a

26	Wells Fargo Advantage Emerging Markets Local Bond Fund	Other information (unaudited)

description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was in range of the median performance of the Universe for the period since the Fund’s inception. The Board also noted that the performance of the Fund was in range of its benchmark, the JPMorgan Government Bond Index - Emerging Markets Global Diversified Composite Index, for the period since its inception.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range or equal to the median rates for the Fund’s expense Groups for all classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage Emerging Markets Local Bond Fund	27

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

28	Wells Fargo Advantage Emerging Markets Local Bond Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

216827 06-13 SA261/SAR261 4-13

Wells Fargo Advantage International Bond Fund

Semi-Annual Report

April 30, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $228 billion in assets under management, as of April 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage International Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

During the period, global fixed-income markets trended toward higher bond prices and lower yields but fluctuated between periods of risk aversion and corresponding recoveries in investor confidence.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage International Bond Fund for the six-month period that ended April 30, 2013. During the period, global fixed-income markets trended toward higher bond prices and lower yields but fluctuated between periods of risk aversion and corresponding recoveries in investor confidence. On the whole, global bond markets generated positive returns during the period, benefiting from deepening rallies in the corporate bond and securitized sectors and most notably in high yield and emerging markets debt. The lower-rated credit tiers and longest-maturity segments of the fixed-income markets outperformed the higher-quality and shorter-maturity segments during the period, overcoming spates of risk aversion that flared up intermittently.

Global credit markets rallied after European Central Bank (ECB) actions.

The six-month period started after the watershed announcements of the ECB in late summer 2012, which largely declared that the euro would be preserved and that every measure would be taken to fortify the European credit markets. These actions bolstered the global credit markets and inspired an ongoing rally in high-yield corporate debt and emerging markets debt over the final two months of 2012 and into 2013. Global bond markets had been enthralled by central bank policies in Europe—decisive policymaking would bolster markets, while reescalating crises in Greece and Spain would undercut confidence and damage security pricing. But the ECB’s actions proved effective—despite continued economic woes across Europe, the announced central bank policies revitalized global credit markets. While no measure could serve as a panacea, coordinated policymaking certainly offered much-needed tonic to Europe and provided a foundation of confidence for the riskier areas of the global credit markets to rally.

Improving economic trends strengthened in the U.S. while Europe’s recession persisted.

Despite problems in Europe during the period—this time in the form of Italian politics and a bank debt crisis in Cyprus—higher-yielding global debt securities continued to perform well. Investors continued to shun most higher-quality sovereign markets in preference for higher-yielding corporate debt. In November and December 2012, high yield and emerging markets debt outperformed higher-rated sovereign debt. These trends largely carried over in the first four months of 2013, as investors rallied to the higher-yielding, lower-rated areas of the global bond markets on increasing confidence in the intentions of the ECB to support credit and a distaste for low yields from the higher-rated sovereign debt sectors.

Despite global credit markets performing well, economic conditions across the globe continued to be mixed and, at times, volatile. In the U.S., growth remained relatively healthy compared with developed Europe and Japan, but employment levels remained disappointing. U.S. Treasury yields remained near historic lows, with negative real yields—not a good outlook for the U.S. dollar or long-term investment in U.S. Treasuries. But more problematic was the eurozone, which remained firmly in recession. Fortunately, there appeared to be the political will to do whatever is necessary to preserve the single euro currency. The pain suffered in the periphery regions outside of core Europe during the period led to cheaper labor costs and lower Social Security and welfare costs. This internal devaluation within the European monetary union marketplace allowed the periphery markets to better compete in the European Union, which strengthened economic optimism during the period. It appeared to many investors that growth in the

Letter to shareholders (unaudited)	Wells Fargo Advantage International Bond Fund	3

periphery may well hit bottom in 2013 and start to pick up from what is admittedly a low base, thus providing an investing foundation that strengthened security valuations during the period.

Japan’s newly elected government took little time to deploy a new political mandate, announcing significant quantitative easing policies to deliberately weaken the currency. The Bank of Japan’s new mandate to target 2% inflation and to intervene in foreign exchange markets while buying foreign bonds may have the political weight to deal with Japan’s problems once and for all. Although this policy direction may help finally break the vicious cycle that is the Japanese economy, the circumstances indicated an unattractive market for bond investments and further currency depreciation to come. Consequently, the Japanese yen deteriorated precipitously throughout the period.

China also had new leaders in place, and investors looked for signs that political stability may resume with the new cabinet entering. Optimism that a shift from an export-led economy to a consumer-led economy appeared to develop in the early months of 2013. With the continued expansion of the offshore Renminbi-based markets, bond yields of 3.5%, and a firming currency, China increasingly appeared to demonstrate signs of being a high-quality candidate for investment, thus generally improving security valuations during the period.

Nonetheless, the longer-term picture around the globe remained largely consistent throughout the period—smaller, more dynamic economies with trade surpluses, healthier growth, and higher interest rates appeared to demonstrate the best characteristics for investment, particularly Asian and South American economies, while the largest economies with languid growth and high deficits underperformed. Optimism across the global markets continued to produce rallies in lower-rated securities while also pricing in some caution for intermittent periods of volatility that may persist in 2013, as markets attempt to balance uncertain growth prospects with deficit control and credit-risk contagion. Despite ongoing concerns across Europe, the six-month period largely produced positive performance across the global fixed-income markets, with strong returns most notably in high-yield corporate bonds and emerging markets debt.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo

Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification1 cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

Despite ongoing concerns across Europe, the six-month period largely produced positive performance across the global fixed-income markets, with strong returns most notably in high-yield corporate bonds and emerging markets debt.

1.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

4	Wells Fargo Advantage International Bond Fund	Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

This page is intentionally left blank.

6	Wells Fargo Advantage International Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

First International Advisors, LLC

Portfolio managers

Michael Lee

Tony Norris

Alex Perrin

Christopher Wightman

Peter Wilson

Average annual total returns1 (%) as of April 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (ESIYX)	9-30-2003	(0.67)	4.43	5.92	3.99	5.40	6.41	1.04	1.03
Class B (ESIUX)*	9-30-2003	(1.85)	4.30	5.89	3.15	4.63	5.89	1.79	1.78
Class C (ESIVX)	9-30-2003	2.11	4.62	5.63	3.11	4.62	5.63	1.79	1.78
Class R6 (ESIRX)	11-30-2012	–	–	–	4.29	5.74	6.70	0.66	0.65
Administrator Class (ESIDX)	7-30-2010	–	–	–	4.10	5.58	6.56	0.98	0.85
Institutional Class (ESICX)	12-15-1993	–	–	–	4.19	5.72	6.69	0.71	0.70
BofA Merrill Lynch Global Broad Market Ex. U.S. Index[4]	–	–	–	–	(0.43)	3.46	5.88	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk, mortgage- and asset backed securities risk, and regional risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage International Bond Fund	7

Ten largest long-term holdings[5] (%) as of April 30, 2013
Australian Government Bond Series 133, 5.50%, 4-21-2023	5.14
Sweden, 3.75%, 8-12-2017	4.79
Canada, 2.50%, 9-1-2013	3.87
Italy Buoni Poliennali del Tesoro, 4.00%, 2-1-2017	3.69
Italy Buoni Poliennali del Tesoro, 5.50%, 11-1-2022	3.64
Bonos y Obligaciones del Estado, 4.10%, 7-30-2018	3.54
Mexico, 8.50%, 11-18-2038	3.44
Bonos y Obligaciones del Estado, 5.40%, 1-31-2023	3.32
Poland, 5.25%, 10-25-2020	3.18
Malaysia, 4.26%, 9-15-2016	3.14

Portfolio allocation[6] as of April 30, 2013

1.	Historical performance shown for Class A, Class B, Class C and Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to Class A, Class B, Class C, and Administrator Class shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of the Institutional Class shares and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen International Bond Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through February 28, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The BofA Merrill Lynch Global Broad Market Ex. U.S. Index tracks the performance of investment grade debt publicly issued in the major domestic and euro bond markets, including sovereign, quasi-government, corporate, securitized and collateralized securities and excludes all securities denominated in U.S. dollars. You cannot invest directly in an index.

5.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Fund.

8	Wells Fargo Advantage International Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2012	Ending account value 4-30-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$999.03	$5.11	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.69	$5.16	1.03%
Class B
Actual	$1,000.00	$995.11	$8.81	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.97	$8.90	1.78%
Class C
Actual	$1,000.00	$995.13	$8.81	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.97	$8.90	1.78%
Class R6
Actual	$1,000.00	$1,001.40	$3.23	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
Administrator Class
Actual	$1,000.00	$999.34	$4.21	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Institutional Class
Actual	$1,000.00	$1,000.44	$3.47	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51	0.70%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage International Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 0.62%

United States: 0.62%
JPMorgan Chase & Company (Financials, Diversified Financial Services)	3.25%	9-23-2022	$7,500,000	$7,681,335
NBCUniversal Media LLC (Consumer Discretionary, Media)	2.88	1-15-2023	2,600,000	2,673,733

Total Corporate Bonds and Notes (Cost $10,267,972)				10,355,068

Foreign Corporate Bonds and Notes @: 19.69%

Australia: 0.97%
General Electric Capital Corporation (Financials, Diversified Financial Services, AUD)	6.00	3-15-2019	1,405,000	1,566,145
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services, EUR)	3.75	5-16-2022	2,500,000	3,763,351
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services, EUR)	4.25	3-23-2020	7,000,000	10,832,010

				16,161,506

Finland: 0.04%
Nokia Siemens Networks (Telecommunication Services, Diversified Telecommunication Services, EUR) 144A	6.75	4-15-2018	500,000	694,697

France: 2.09%
Casino Guichard Perrachon SA (Consumer Discretionary, Hotels, Restaurants & Leisure, EUR)	4.38	2-8-2017	4,150,000	6,065,396
Casino Guichard Perrachon SA (Consumer Discretionary, Hotels, Restaurants & Leisure, EUR)	4.73	5-26-2021	3,500,000	5,380,292
Pernod Ricard SA (Consumer Staples, Beverages, EUR)	4.88	3-18-2016	3,750,000	5,447,483
Pernod Ricard SA (Consumer Staples, Beverages, EUR)	5.00	3-15-2017	1,900,000	2,837,511
Pernod Ricard SA (Consumer Staples, Beverages, EUR)	7.00	1-15-2015	2,450,000	3,558,629
Veolia Environnement (Utilities, Multi-Utilities, EUR)	6.75	4-24-2019	6,910,000	11,634,058

				34,923,369

Germany: 1.38%
KfW (Financials, Commercial Banks, AUD)	6.25	5-19-2021	11,700,000	13,843,021
KfW (Financials, Commercial Banks, NOK)	3.75	9-25-2015	35,500,000	6,441,355
Unitymedia Hessen GmbH & Company (Consumer Discretionary, Media, EUR) 144A	5.13	1-21-2023	1,700,000	2,227,622
Unitymedia Hessen GmbH & Company (Consumer Discretionary, Media, EUR) 144A	5.75	1-15-2023	500,000	676,583

				23,188,581

Ireland: 0.24%
Rottapharm Limited (Health Care, Pharmaceuticals, EUR) 144A	6.13	11-15-2019	3,000,000	4,061,475

Italy: 0.26%
Luxottica Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods, EUR)	3.63	3-19-2019	3,000,000	4,397,471

Luxembourg: 2.80%
European Investment Bank (Financials, Commercial Banks, NZD)	6.50	9-10-2014	11,189,000	10,029,970
European Investment Bank (Financials, Commercial Banks, AUD)	6.50	8-7-2019	16,400,000	19,192,406
Fiat Industrial SpA (Financials, Consumer Finance, EUR)	6.25	3-9-2018	3,000,000	4,503,971

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage International Bond Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Luxembourg (continued)
Heidelbergcement AG (Industrials, Building Products, EUR)	8.50%	10-31-2019	1,730,000	$2,904,864
Sunrise Communications (Telecommunication Services, Diversified Telecommunication Services, EUR)	7.00	12-31-2017	200,000	283,144
Telenet Finance V Luxemburg SCA (Consumer Discretionary, Media, EUR)	6.25	8-15-2022	3,000,000	4,108,885
Zinc Capital SA (Financials, Diversified Financial Services, EUR)	8.88	5-15-2018	4,025,000	5,844,050

				46,867,290

Mexico: 0.42%
America Movil SAB de CV (Telecommunication Services, Wireless Telecommunication Services, EUR)	3.00	7-12-2021	5,100,000	7,108,621

Netherlands: 3.49%
Bank Nederlandse Gemeenten (Financials, Commercial Banks, EUR)	2.63	9-1-2020	9,250,000	13,295,208
BMW Finance NV (Financials, Consumer Finance, EUR)	3.63	1-29-2018	3,500,000	5,133,296
British-American Tobacco Holdings BV (Consumer Staples, Tobacco, EUR)	4.00	7-7-2020	4,370,000	6,655,570
Deutsche Telekom International Finance BV (Telecommunication Services, Diversified Telecommunication Services, EUR)	6.00	1-20-2017	7,000,000	10,883,358
Heineken NV (Consumer Staples, Beverages, EUR)	2.13	8-4-2020	6,000,000	8,103,117
Rabobank Nederland (Financials, Commercial Banks, EUR)	4.25	1-16-2017	5,541,000	8,140,854
Rabobank Nederland (Financials, Commercial Banks, NZD)	6.25	7-10-2014	4,361,000	3,868,257
UPC Holdings BV (Consumer Discretionary, Media, EUR)	8.38	8-15-2020	1,635,000	2,400,403

				58,480,063

Russia: 0.03%
Sberbank Rossii (Financials, Commercial Banks, RUB)	7.00	1-31-2016	14,200,000	457,230

South Africa: 0.24%
Foodcorp Limited (Consumer Staples, Food & Staples Retailing, EUR)	8.75	3-1-2018	2,730,000	3,945,814

Spain: 0.24%
Telefonica Emisiones S.A.U. (Telecommunication Services, Diversified Telecommunication Services, EUR)	3.99	1-23-2023	3,000,000	4,077,279

Switzerland: 0.87%
Eurofima (Financials, Commercial Banks, AUD)	6.25	12-28-2018	12,750,000	14,596,465

United Kingdom: 4.89%
Anglian Water Osprey Financing plc (Utilities, Water & Sewer Revenue, GBP)	7.00	1-31-2018	4,000,000	6,788,139
Arqiva Broadcast Finance plc (Consumer Discretionary, Media, GBP) 144A	9.50	3-31-2020	800,000	1,317,241
Aston Martin Capital Limited (Finance, Consumer Finance, GBP)	9.25	7-15-2018	900,000	1,453,935
B.A.T. International Finance plc (Financials, Diversified Financial Services, EUR)	3.63	11-9-2021	4,000,000	5,973,266
GlaxoSmithKline plc (Health Care, Pharmaceuticals, EUR)	5.63	12-13-2017	6,500,000	10,365,331
Heathrow Funding Limited (Industrials, Transportation Infrastructure, EUR)	4.60	2-15-2020	9,450,000	14,127,820
Imperial Tobacco Finance Company (Consumer Staples, Tobacco, EUR)	4.50	7-5-2018	5,000,000	7,521,565
Imperial Tobacco Finance Company (Consumer Staples, Tobacco, EUR)	5.00	12-2-2019	4,100,000	6,439,505
Jaguar Land Rover plc (Consumer Discretionary, Automobiles, GBP)	8.25	3-15-2020	3,355,000	5,911,131
National Grid plc (Utilities, Multi-Utilities, EUR)	4.38	3-10-2020	6,511,000	10,016,426
Nationwide Building Society (Financials, Diversified Financial Services, EUR)	3.13	4-3-2017	4,000,000	5,655,512
Phones4u Finance plc (Telecommunication Services, Diversified Telecommunication Services, GBP)	9.50	4-1-2018	2,410,000	3,912,034

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage International Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

United Kingdom (continued)
Virgin Media Finance plc (Telecommunication Services, Diversified Telecommunication Services, GBP)	8.88%	10-15-2019	1,431,000	$2,471,802

				81,953,707

United States: 1.73%
Anheuser-Busch InBev NV (Consumer Staples, Beverages, EUR)	2.88	9-25-2024	5,000,000	6,929,583
EP Energy (Energy, Oil, Gas & Consumable Fuels, EUR)	5.88	11-1-2019	3,500,000	5,058,736
General Electric Capital Corporation (Financials, Diversified Financial Services, NZD)	7.63	12-10-2014	10,200,000	9,284,755
IBM Corporation (Information Technology, Computers & Peripherals, EUR)	1.38	11-19-2019	1,800,000	2,371,578
Iron Mountain Incorporated (Industrials, Commercial Services & Supplies, EUR)	6.75	10-15-2018	1,920,000	2,585,437
National Grid USA (Utilities, Electric Utilities, EUR)	3.25	6-3-2015	2,065,000	2,855,293

				29,085,382

Total Foreign Corporate Bonds and Notes (Cost $300,684,441)				329,998,950

Foreign Government Bonds @: 76.03%
Australian Government Bond Series 133 (AUD)	5.50	4-21-2023	69,000,000	86,165,681
Bonos y Obligaciones del Estado (EUR)	4.10	7-30-2018	42,700,000	59,231,046
Bonos y Obligaciones del Estado (EUR) 144A«	5.40	1-31-2023	38,430,000	55,593,001
Brazil (BRL)	8.50	1-5-2024	61,035,000	33,953,245
Brazil (BRL)	6.00	1-1-2017	89,550,000	47,655,102
Canada (CAD)	2.50	9-1-2013	65,000,000	64,830,959
Canada (CAD) 144A	3.35	12-15-2020	5,500,000	6,027,862
Canada (NZD)	6.25	6-16-2015	13,150,000	11,962,184
Chile (CLP)	5.50	8-5-2020	531,500,000	1,194,366
Colombia (COP)	7.75	4-14-2021	1,675,000,000	1,147,941
Germany (NOK)	4.00	3-4-2016	40,000,000	7,352,453
Hungary (HUF)	6.75	11-24-2017	760,000,000	3,590,327
Hungary (HUF)	7.00	6-24-2022	8,243,000,000	40,460,979
Hungary (HUF)	7.50	11-12-2020	1,500,000,000	7,518,951
Indonesia (IDR)	7.38	9-15-2016	25,630,000,000	2,857,835
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2017	44,300,000	61,805,772
Italy Buoni Poliennali del Tesoro (EUR)	5.50	11-1-2022	41,000,000	61,063,289
Korea (KRW)	2.75	9-10-2017	33,300,000,000	30,474,474
Korea (KRW)	5.25	9-10-2015	11,400,000,000	10,993,045
Korea (KRW)	5.25	3-10-2027	33,590,000,000	38,695,174
Malaysia (MYR)	3.26	3-1-2018	5,250,000	1,734,037
Malaysia (MYR)	3.31	10-31-2017	78,000,000	25,768,483
Malaysia (MYR)	4.26	9-15-2016	153,725,000	52,546,262
Mexico (MXN)	6.50	6-9-2022	163,000,000	15,431,283
Mexico (MXN)	7.25	12-15-2016	52,500,000	4,784,278
Mexico (MXN)	7.75	11-13-2042	11,500,000	1,286,106
Mexico (MXN)	8.50	11-18-2038	484,100,000	57,610,304
New Zealand (NZD)	5.50	4-15-2023	49,925,000	51,169,983
Nigeria (NGN)	15.10	4-27-2017	170,000,000	1,183,544
Norway (NOK)	3.75	5-25-2021	167,000,000	33,118,505
Poland (PLN) ¤	0.00	7-25-2013	4,000,000	1,258,414
Poland (PLN)	4.00	10-25-2023	80,100,000	27,017,289
Poland (PLN)	5.25	10-25-2020	146,300,000	53,202,946

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage International Bond Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Province of Alberta (CAD)	2.55%	12-15-2022	11,750,000	$11,784,290
Province of Ontario (AUD)	6.25	9-29-2020	13,600,000	15,839,801
Queensland Treasury (AUD)	5.75	7-22-2024	11,000,000	12,796,266
Republic of South Africa (ZAR)	2.00	1-31-2025	234,603,853	29,824,637
Republic of South Africa (ZAR)	2.60	3-31-2028	21,349,890	2,837,238
Republic of South Africa (ZAR)	3.45	12-7-2033	16,535,429	2,477,460
Republic of South Africa (ZAR)	6.50	2-28-2041	22,300,000	2,161,016
Republic of South Africa (ZAR)	7.75	2-28-2023	125,000,000	15,428,317
Romania (RON)	6.00	4-30-2016	3,850,000	1,205,590
Russia (RUB)	7.00	1-25-2023	189,500,000	6,342,179
Russia (RUB)	7.50	3-15-2018	1,203,800,000	41,178,027
Sweden (SEK)	1.50	11-13-2023	216,400,000	33,066,106
Sweden (SEK)	3.75	8-12-2017	467,300,000	80,278,939
Thailand (THB)	3.25	6-16-2017	1,523,000,000	52,463,795
Turkey (TRY)	6.30	2-14-2018	6,655,000	3,782,705
Turkey (TRY)	9.00	3-8-2017	5,900,000	3,672,793

Total Foreign Government Bonds (Cost $1,215,909,136)				1,273,824,279

Yankee Corporate Bonds and Notes: 3.76%

Bermuda: 0.37%
Qtel International Finance Limited (Telecommunication Services, Diversified Telecommunication Services)	4.75	2-16-2021	$5,550,000	6,243,750

Brazil: 0.89%
BRF SA (Consumer Staples, Food Products)	5.88	6-6-2022	300,000	341,400
ITAU Unibanco Holdings SA (Financials, Commercial Banks) 144A	5.13	5-13-2023	7,350,000	7,634,813
Petroplus Finance Limited (Energy, Oil, Gas & Consumable Fuels)	5.75	1-20-2020	6,185,000	6,982,080

				14,958,293

Cayman Islands: 0.45%
International Petroleum Investment Company Limited (Energy, Oil, Gas & Consumable Fuels)	5.00	11-15-2020	5,700,000	6,512,250
Petrobras International Finance Company (Energy, Oil, Gas & Consumable Fuels)	5.38	1-27-2021	860,000	949,791

				7,462,041

Luxembourg: 0.12%
Aguila 3 SA (Industrials, Airlines)	7.88	1-31-2018	1,500,000	1,616,250
TNK BP Finance SA (Financials, Commercial Banks)	6.63	3-20-2017	400,000	456,000

				2,072,250

Mexico: 0.12%
America Movil SAB de CV (Telecommunication Services, Wireless Telecommunication Services)	3.13	7-16-2022	2,000,000	2,035,578

Netherlands: 0.23%
Mubadala Development Company (Energy, Oil, Gas & Consumable Fuels)	5.50	4-20-2021	3,200,000	3,780,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage International Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Peru: 0.43%
Banco De Credito Del Peru (Financials, Commercial Banks) 144A(i)	4.25%	4-1-2023	$7,235,000	$7,260,323

South Africa: 0.17%
Eskom Holdings Limited (Utilities, Electric Utilities)	5.75	1-26-2021	225,000	251,438
Transnet SOC Limited (Industrials, Transportation Infrastructure)	4.50	2-10-2016	2,500,000	2,649,578

				2,901,016

United Kingdom: 0.89%
British Sky Broadcasting Group plc (Consumer Discretionary, Media) 144A	3.13	11-26-2022	2,900,000	2,936,424
HSBC Holdings plc (Financials, Commercial Banks)	4.00	3-30-2022	8,000,000	8,863,208
Sable International Finance Limited (Telecommunication Services, Diversified Telecommunication Services)	7.75	2-15-2017	2,795,000	3,018,600

				14,818,232

Virgin Islands (British): 0.09%
Gold Fields Orogen Holdings (Materials, Metals & Mining)	4.88	10-7-2020	1,500,000	1,442,882

Total Yankee Corporate Bonds and Notes (Cost $58,599,232)				62,974,365

	Yield		Shares
Short-Term Investments: 0.14%

Investment Companies: 0.14%
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.18%		2,293,500	2,293,500

Total Short-Term Investments (Cost $2,293,500)				2,293,500

Total investments in securities (Cost $1,587,754,281) *	100.24%	1,679,446,162
Other assets and liabilities, net	(0.24)	(4,066,961)

Total net assets	100.00%	$1,675,379,201

@	Foreign bond principal is denominated in local currency.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

«	All or a portion of this security is on loan.

¤	Security issued in zero coupon form with no periodic interest payments.

(i)	Illiquid security

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $1,587,873,741 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$118,863,024
Gross unrealized depreciation	(27,290,603)

Net unrealized appreciation	$91,572,421

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage International Bond Fund	Statement of assets and liabilities—April 30, 2013 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$1,677,152,662
In affiliated securities, at value (see cost below)	2,293,500

Total investments, at value (see cost below)	1,679,446,162
Foreign currency, at value (see cost below)	2,175,232
Receivable for investments sold	64,887,645
Receivable for Fund shares sold	3,879,617
Receivable for interest	23,191,938
Receivable for securities lending income	4,043
Unrealized gains on forward foreign currency contracts	6,991,832
Prepaid expenses and other assets	71,741

Total assets	1,780,648,210

Liabilities
Payable for investments purchased	75,329,515
Payable for Fund shares redeemed	1,600,991
Unrealized losses on forward foreign currency contracts	18,088,796
Payable upon receipt of securities loaned	2,293,500
Advisory fee payable	672,867
Distribution fees payable	13,950
Due to other related parties	196,552
Bank borrowing payable	6,820,336
Accrued expenses and other liabilities	252,502

Total liabilities	105,269,009

Total net assets	$1,675,379,201

NET ASSETS CONSIST OF
Paid-in capital	$1,593,961,188
Undistributed net investment income	26,920,410
Accumulated net realized losses on investments	(26,247,832)
Net unrealized gains on investments	80,745,435

Total net assets	$1,675,379,201

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$132,598,796
Shares outstanding – Class A	11,354,691
Net asset value per share – Class A	$11.68
Maximum offering price per share – Class A2	$12.23
Net assets – Class B	$2,834,457
Shares outstanding – Class B	242,955
Net asset value per share – Class B	$11.67
Net assets – Class C	$19,940,450
Shares outstanding – Class C	1,721,340
Net asset value per share – Class C	$11.58
Net assets – Class R6	$50,140
Share outstanding – Class R6	4,290
Net asset value per share – Class R6	$11.69
Net assets – Administrator Class	$319,623,059
Shares outstanding – Administrator Class	27,408,246
Net asset value per share – Administrator Class	$11.66
Net assets – Institutional Class	$1,200,332,299
Shares outstanding – Institutional Class	102,752,786
Net asset value per share – Institutional Class	$11.68
Investments in unaffiliated securities (including securities on loan), at cost	$1,585,460,781

Investments in affiliated securities, at cost	$2,293,500

Total investments, at cost	$1,587,754,281

Securities on loan, at value	$2,184,061

Foreign currency, at cost	$2,158,611

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended April 30, 2013 (unaudited)	Wells Fargo Advantage International Bond Fund	15

Investment income
Interest**	$29,208,738
Securities lending income, net	4,991

Total investment income	29,213,729

Expenses
Advisory fee	4,394,985
Administration fees
Fund level	420,903
Class A	107,486
Class B	2,604
Class C	17,108
Class R6	6 [1]
Administrator Class	149,115
Institutional Class	490,537
Shareholder servicing fees
Class A	167,947
Class B	4,068
Class C	26,731
Administrator Class	367,322
Distribution fees
Class B	12,205
Class C	80,193
Custody and accounting fees	250,838
Professional fees	24,290
Registration fees	55,364
Shareholder report expenses	122,563
Trustees’ fees and expenses	6,783
Other fees and expenses	9,338

Total expenses	6,710,386
Less: Fee waivers and/or expense reimbursements	(232,449)

Net expenses	6,477,937

Net investment income	22,735,792

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses on:
Unaffiliated securities	(25,914,980)
Forward foreign currency contract transactions	(212,450)

Net realized losses on investments	(26,127,430)

Net change in unrealized gains (losses) on:
Unaffiliated securities	1,394,474
Forward foreign currency contract transactions	1,976,311

Net change in unrealized gains (losses) on investments	3,370,785

Net realized and unrealized gains (losses) on investments	(22,756,645)

Net decrease in net assets resulting from operations	$(20,853)

**Net of foreign interest withholding taxes in the amount of	$(87,392)

1.	For the period from November 30, 2012 (commencement of class operations) to April 30, 2013

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage International Bond Fund	Statement of changes in net assets

	Six months ended April 30, 2013 (unaudited)		Year ended October 31, 2012

Operations
Net investment income		$22,735,792		$53,041,856
Net realized losses on investments		(26,127,430)		(10,520,120)
Net change in unrealized gains (losses) on investments		3,370,785		20,933,219

Net increase (decrease) in net assets resulting from operations		(20,853)		63,454,955

Distributions to shareholders from
Net investment income
Class A		(650,142)		(6,256,979)
Class B		(11,718)		(109,655)
Class C		(78,483)		(530,654)
Class R6		(272)[1]		N/A
Administrator Class		(1,509,662)		(4,974,946)
Institutional Class		(6,633,090)		(34,342,328)
Net realized gains
Class A		(966,464)		(3,215,523)
Class B		(24,581)		(70,558)
Class C		(162,683)		(322,808)
Class R6		(351)[1]		N/A
Administrator Class		(2,075,049)		(2,279,562)
Institutional Class		(8,812,709)		(14,779,473)

Total distributions to shareholders		(20,925,204)		(66,882,486)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,813,124	20,983,306	9,615,714	110,217,364
Class B	2,136	24,742	17,622	202,581
Class C	96,600	1,111,882	283,966	3,261,039
Class R6	4,237 [1]	50,000 [1]	N/A	N/A
Administrator Class	5,045,495	58,305,384	14,661,358	170,087,803
Institutional Class	17,452,292	201,390,244	31,062,934	356,684,003

		281,865,558		640,452,790

Reinvestment of distributions
Class A	129,784	1,524,180	749,068	8,478,238
Class B	2,686	31,562	11,594	131,849
Class C	15,788	184,194	52,700	594,881
Class R6	53 [1]	623 [1]	N/A	N/A
Administrator Class	214,185	2,510,250	213,513	2,403,750
Institutional Class	760,210	8,920,248	2,231,590	25,169,566

		13,171,057		36,778,284

Payment for shares redeemed
Class A	(2,388,726)	(27,615,739)	(22,745,556)	(261,828,611)
Class B	(100,226)	(1,167,422)	(273,761)	(3,134,428)
Class C	(384,215)	(4,419,041)	(701,806)	(8,025,216)
Administrator Class	(2,780,163)	(32,164,807)	(4,381,700)	(50,282,229)
Institutional Class	(22,905,126)	(264,894,975)	(29,596,015)	(339,974,777)

		(330,261,984)		(663,245,261)

Net increase (decrease) in net assets resulting from capital share transactions		(35,225,369)		13,985,813

Total increase (decrease) in net assets		(56,171,426)		10,558,282

Net assets
Beginning of period		1,731,550,627		1,720,992,345

End of period		$1,675,379,201		$1,731,550,627

Undistributed net investment income		$26,920,410		$13,067,985

1.	For the period from November 30, 2012 (commencement of class operations) to April 30, 2013

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage International Bond Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
CLASS A		2012	2011	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$11.83	$11.85	$12.23	$11.59	$10.36	$11.57
Net investment income	0.13 [2]	0.33 [2]	0.39 [2]	0.40	0.39 [2]	0.47 [2]
Net realized and unrealized gains (losses) on investments	(0.14)	0.08	(0.18)	0.65	2.20	(0.92)

Total from investment operations	(0.01)	0.41	0.21	1.05	2.59	(0.45)
Distributions to shareholders from
Net investment income	(0.06)	(0.29)	(0.51)	(0.41)	(1.36)	(0.76)
Net realized gains	(0.08)	(0.14)	(0.08)	0.00	0.00	0.00

Total distributions to shareholders	(0.14)	(0.43)	(0.59)	(0.41)	(1.36)	(0.76)
Net asset value, end of period	$11.68	$11.83	$11.85	$12.23	$11.59	$10.36
Total return[3]	(0.10)%	3.66%	1.93%	9.35%	26.34%	(4.07)%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.04%	1.02%	1.10%	1.05%	1.01%
Net expenses	1.03%	1.03%	1.02%	1.08%	1.05%	0.99%
Net investment income	2.24%	2.88%	3.26%	3.53%	3.65%	4.05%
Supplemental data
Portfolio turnover rate	52%	79%	88%	89%	118%	87%
Net assets, end of period (000s omitted)	$132,599	$139,600	$286,577	$255,134	$246,719	$66,649

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen International Bond Fund which became the accounting and performance survivor in this transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen International Bond Fund.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage International Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
CLASS B		2012	2011	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$11.85	$11.88	$12.25	$11.54	$10.37	$11.58
Net investment income	0.08 [2]	0.24 [2]	0.31	0.29	0.30 [2]	0.38 [2]
Net realized and unrealized gains (losses) on investments	(0.14)	0.09	(0.19)	0.67	2.21	(0.91)

Total from investment operations	(0.06)	0.33	0.12	0.96	2.51	(0.53)
Distributions to shareholders from
Net investment income	(0.04)	(0.22)	(0.41)	(0.25)	(1.34)	(0.68)
Net realized gains	(0.08)	(0.14)	(0.08)	0.00	0.00	0.00

Total distributions to shareholders	(0.12)	(0.36)	(0.49)	(0.25)	(1.34)	(0.68)
Net asset value, end of period	$11.67	$11.85	$11.88	$12.25	$11.54	$10.37
Total return[3]	(0.49)%	2.90%	1.15%	8.55%	25.44%	(4.74)%
Ratios to average net assets (annualized)
Gross expenses	1.79%	1.79%	1.77%	1.85%	1.79%	1.74%
Net expenses	1.78%	1.78%	1.77%	1.82%	1.79%	1.74%
Net investment income	1.47%	2.12%	2.53%	2.77%	2.86%	3.30%
Supplemental data
Portfolio turnover rate	52%	79%	88%	89%	118%	87%
Net assets, end of period (000s omitted)	$2,834	$4,008	$6,925	$10,060	$11,615	$10,345

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen International Bond Fund which became the accounting and performance survivor in this transaction. The information for the periods prior to July 12, 2010 is that of Class B of Evergreen International Bond Fund.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage International Bond Fund	19

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
CLASS C		2012	2011	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$11.76	$11.81	$12.20	$11.51	$10.35	$11.56
Net investment income	0.09 [2]	0.24 [2]	0.31	0.33	0.30 [2]	0.38 [2]
Net realized and unrealized gains (losses) on investments	(0.15)	0.08	(0.19)	0.64	2.20	(0.91)

Total from investment operations	(0.06)	0.32	0.12	0.97	2.50	(0.53)
Distributions to shareholders from
Net investment income	(0.04)	(0.23)	(0.43)	(0.28)	(1.34)	(0.68)
Net realized gains	(0.08)	(0.14)	(0.08)	0.00	0.00	0.00

Total distributions to shareholders	(0.12)	(0.37)	(0.51)	(0.28)	(1.34)	(0.68)
Net asset value, end of period	$11.58	$11.76	$11.81	$12.20	$11.51	$10.35
Total return[3]	(0.49)%	2.86%	1.11%	8.61%	25.47%	(4.85)%
Ratios to average net assets (annualized)
Gross expenses	1.79%	1.79%	1.77%	1.85%	1.79%	1.74%
Net expenses	1.78%	1.78%	1.77%	1.82%	1.79%	1.74%
Net investment income	1.62%	2.12%	2.50%	2.77%	2.87%	3.31%
Supplemental data
Portfolio turnover rate	52%	79%	88%	89%	118%	87%
Net assets, end of period (000s omitted)	$19,940	$23,448	$27,861	$30,974	$33,330	$18,044

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen International Bond Fund which became the accounting and performance survivor in this transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen International Bond Fund.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage International Bond Fund	Financial highlights

(For a share outstanding throughout each period)

CLASS R6	Period ended April 30, 2013 (unaudited)[1]
Net asset value, beginning of period	$11.80
Net investment loss	(0.01)[2]
Net realized and unrealized gains (losses) on investments	0.04

Total from investment operations	0.03
Distributions to shareholders from
Net investment income	(0.06)
Net realized gains	(0.08)

Total distributions to shareholders	(0.14)
Net asset value, end of period	$11.69
Total return[3]	0.31%
Ratios to average net assets (annualized)
Gross expenses	0.66%
Net expenses	0.65%
Net investment loss	(0.18)%
Supplemental data
Portfolio turnover rate	52%
Net assets, end of period (000s omitted)	$50

1.	For the period from November 30, 2012 (commencement of class operations) to April 30, 2013

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage International Bond Fund	21

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2012	2011	2010[1]
Net asset value, beginning of period	$11.81	$11.83	$12.23	$11.39
Net investment income	0.15 [2]	0.35 [2]	0.38 [2]	0.11 [2]
Net realized and unrealized gains (losses) on investments	(0.16)	0.08	(0.16)	0.82

Total from investment operations	(0.01)	0.43	0.22	0.93
Distributions to shareholders from
Net investment income	(0.06)	(0.31)	(0.54)	(0.09)
Net realized gains	(0.08)	(0.14)	(0.08)	0.00

Total distributions to shareholders	(0.14)	(0.45)	(0.62)	(0.09)
Net asset value, end of period	$11.66	$11.81	$11.83	$12.23
Total return[3]	(0.07)%	3.89%	2.03%	8.21%
Ratios to average net assets (annualized)
Gross expenses	0.97%	0.97%	0.95%	1.05%
Net expenses	0.85%	0.85%	0.85%	0.85%
Net investment income	2.71%	3.04%	3.21%	3.63%
Supplemental data
Portfolio turnover rate	52%	79%	88%	89%
Net assets, end of period (000s omitted)	$319,623	$294,330	$170,836	$4,866

1.	For the period from July 30, 2010 (commencement of class operations) to October 31, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage International Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2012	2011	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$11.82	$11.84	$12.23	$11.59	$10.35	$11.56
Net investment income	0.16 [2]	0.36	0.44	0.44	0.43	0.50
Net realized and unrealized gains (losses) on investments	(0.16)	0.09	(0.20)	0.65	2.18	(0.92)

Total from investment operations	(0.00)	0.45	0.24	1.09	2.61	(0.42)
Distributions to shareholders from
Net investment income	(0.06)	(0.33)	(0.55)	(0.45)	(1.37)	(0.79)
Net realized gains	(0.08)	(0.14)	(0.08)	0.00	0.00	0.00

Total distributions to shareholders	(0.14)	(0.47)	(0.63)	(0.45)	(1.37)	(0.79)
Net asset value, end of period	$11.68	$11.82	$11.84	$12.23	$11.59	$10.35
Total return[3]	0.04%	3.99%	2.19%	9.73%	26.71%	(3.88)%
Ratios to average net assets (annualized)
Gross expenses	0.71%	0.71%	0.69%	0.82%	0.79%	0.73%
Net expenses	0.70%	0.71%	0.69%	0.80%	0.79%	0.73%
Net investment income	2.77%	3.19%	3.60%	3.79%	3.86%	4.31%
Supplemental data
Portfolio turnover rate	52%	79%	88%	89%	118%	87%
Net assets, end of period (000s omitted)	$1,200,332	$1,270,164	$1,228,793	$1,276,184	$997,308	$902,304

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen International Bond Fund which became the accounting and performance survivor in this transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen International Bond Fund.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage International Bond Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage International Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding

24	Wells Fargo Advantage International Bond Fund	Notes to financial statements (unaudited)

taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Notes to financial statements (unaudited)	Wells Fargo Advantage International Bond Fund	25

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Corporate bonds and notes	$0	$10,355,068	$0	$10,355,068
Foreign corporate bonds and notes	0	329,998,950	0	329,998,950
Foreign government bonds	0	1,273,824,279	0	1,273,824,279
Yankee corporate bonds and notes	0	62,974,365	0	62,974,365
Short-term investments
Investment companies	0	2,293,500	0	2,293,500
	$0	$1,679,446,162	$0	$1,679,446,162

26	Wells Fargo Advantage International Bond Fund	Notes to financial statements (unaudited)

As of April 30, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$(11,096,964)	$0	$(11,096,964)

+	Forward foreign currency contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.55% and declining to 0.45% as the average daily net assets of the Fund increase. For the six months ended April 30, 2013, the advisory fee was equivalent to an annual rate of 0.52% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. First International Advisors, LLC, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.03% for Class A shares, 1.78% for Class B shares, 1.78% for Class C shares, 0.65% for Class R6 shares, 0.85% for Administrator Class shares and 0.70% for Institutional Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended April 30, 2013, Wells Fargo Funds Distributor, LLC received $3,739 from the sale of Class A shares and $1,922 and $62 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Notes to financial statements (unaudited)	Wells Fargo Advantage International Bond Fund	27

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2013 were $873,605,583 and $949,944,430 respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2013, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes.

At April 30, 2013, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive		U.S. value at April 30, 2013	In exchange for U.S. $	Unrealized gains (losses)
5-7-2013	State Street Bank	21,600,000,000	IDR	$2,220,312	$2,222,977	$(2,665)
5-7-2013	State Street Bank	75,000,000	THB	2,554,771	2,514,247	40,524
5-7-2013	State Street Bank	17,725,000,000	JPY	181,827,085	190,854,079	(9,026,994)
5-28-2013	State Street Bank	15,400,000	MYR	5,052,253	4,946,996	105,257
7-31-2013	State Street Bank	9,050,000,000	JPY	92,881,524	91,322,358	1,559,166

Exchange date	Counterparty	Contracts to receive		U.S. value at April 30, 2013	In exchange for	U.S. value at April 30, 2013	Unrealized gains (losses)
5-7-2013	State Street Bank	54,176,688	EUR	$71,349,832	6,555,000,000 JPY	$67,242,682	$4,107,150
5-13-2013	State Street Bank	35,772,621	EUR	47,113,770	10,600,000,000 HUF	46,589,600	524,170
6-13-2013	State Street Bank	7,836,600,000	JPY	80,404,388	100,000,000 NZD	85,470,535	(5,066,147)
6-18-2013	State Street Bank	10,414,494,920	JPY	106,856,959	105,200,000 AUD	108,679,121	(1,822,162)
6-18-2013	State Street Bank	554,411,000	JPY	5,688,483	5,500,000 AUD	5,681,893	6,590

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver		U.S. value at April 30, 2013	In exchange for U.S. $	Unrealized gains (losses)
5-7-2013	State Street Bank	750,000,000	JPY	$7,693,671	$7,780,809	$87,138
5-7-2013	State Street Bank	280,000,000	JPY	2,872,304	2,915,847	43,543
5-7-2013	State Street Bank	21,600,000,000	IDR	2,220,313	2,219,482	(831)
5-21-2013	State Street Bank	235,500,000	PLN	74,446,090	74,688,047	241,957
5-28-2013	State Street Bank	14,150,000	GBP	21,976,106	21,473,616	(502,490)
5-28-2013	State Street Bank	6,650,000	MYR	2,181,655	2,182,116	461
6-5-2013	State Street Bank	270,275,000	NOK	46,810,933	46,734,507	(76,426)
7-18-2013	State Street Bank	7,650,000	EUR	10,079,803	10,041,696	(38,107)
7-29-2013	State Street Bank	4,575,000	TRY	2,529,418	2,513,674	(15,744)
7-29-2013	State Street Bank	1,430,000,000	THB	48,488,809	48,764,685	275,876
7-30-2013	State Street Bank	216,800,000	SEK	33,387,280	32,915,813	(471,467)
7-31-2013	State Street Bank	428,000,000	ZAR	47,132,970	46,119,199	(1,013,771)
7-31-2013	State Street Bank	21,950,000	ZAR	2,417,217	2,365,225	(51,992)

28	Wells Fargo Advantage International Bond Fund	Notes to financial statements (unaudited)

The Fund had average contract amounts of $664,646,418 and $279,195,313 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended April 30, 2013.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2013, the Fund paid $1,818 in commitment fees.

During the six months ended April 30, 2013, the Fund had average borrowings outstanding of $102,569 (on an annualized basis) at a an average rate of 1.44% and paid interest in the amount of $1,477.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other information (unaudited)	Wells Fargo Advantage International Bond Fund	29

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

30	Wells Fargo Advantage International Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage International Bond Fund	31

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust
*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

32	Wells Fargo Advantage International Bond Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage International Bond Fund (the “Fund”) and (ii) an investment sub-advisory agreement with First International Advisors, LLC (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a

Other information (unaudited)	Wells Fargo Advantage International Bond Fund	33

description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was higher than or in range of the median performance of the Universe for all periods under review except for the one-year period. The Board also noted that the performance of the Fund was higher than its benchmark, the Bank of America Merrill Lynch Global Broad Market Ex. U.S. Index, for all periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe for the one-year period under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during that period. The Board noted the positive performance of the Fund for all other periods under review and was satisfied with the explanation it received.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the median rates for the Fund’s expense Groups for all classes except for Class A. The Board viewed favorably the fact that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for all classes, including Class A.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

34	Wells Fargo Advantage International Bond Fund	Other information (unaudited)

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of abbreviations	Wells Fargo Advantage International Bond Fund	35

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

216828 06-13 SA235/SAR235 4-13

Wells Fargo Advantage Strategic Income Fund

Semi-Annual Report

April 30, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $228 billion in assets under management, as of April 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Strategic Income Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

High-yield fixed-income performance was best among the lowest-rated securities, as continued monetary accommodation from the U.S. Federal Reserve (Fed) strengthened the demand for securities with higher yields.

High-yield fixed-income markets continued to outperform the investment-grade segments of the fixed-income markets, as each lower-rated credit tier outperformed each respectively higher credit tier.

Dear Valued Shareholder:

We are pleased to offer you the first shareholder report for the Wells Fargo Advantage Strategic Income Fund since commencement of operations on January 31, 2013 through April 30, 2013. During the period, high-yield fixed-income performance was best among the lowest-rated securities, as continued monetary accommodation from the U.S. Federal Reserve (Fed) strengthened the demand for securities with higher yields. The longer-maturity segments of the fixed-income markets outperformed the shorter-maturity segments, benefiting from higher yields and increasing prices.

U.S. high yield continued to outperform, while U.S. Treasury yields declined.

Before the period began, growing confidence in the U.S. economy and improving stability in the European credit markets drove longer-maturity U.S. Treasury yields significantly higher in December 2012 and January 2013. However, those trends steadily reversed during the three-month period, as U.S. Treasury yields continuously declined over February, March, and April 2013. The yield on the 10-year U.S. Treasury note began the period at 1.98% and finished at 1.68%. U.S. high-yield securities continued to perform well throughout the period, benefiting from both the declining yields and the corresponding price increases across the fixed-income markets, as well as higher spread compensation across the high-yield credit tiers.

Over the months of February, March, and April 2013, high-yield fixed-income markets continued to outperform the investment-grade segments of the fixed-income markets, as each lower-rated credit tier outperformed each respectively higher credit tier. Spreads across the high-yield credit spectrum continued to grind tighter, particularly in the CCC-rated credit tier. The CCC-rated subsector of the Barclays U.S. Corporate High Yield Index1 returned 4.81% during the period and saw spreads decline from 727 basis points (bps; 100 bps equals 1.00%) at the start of the period to 637 bps at the finish. Credit risks generally continued to be better rewarded than interest-rate risks during the period, meaning that higher-yield compensation from lower-rated securities generally performed better than higher-yield compensation from longer-maturity securities.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification2 cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

1.	The Barclays U.S. Corporate High Yield Index is an unmanaged, U.S. dollar-denominated, nonconvertible, non-investment-grade debt index. The Index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

2.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to shareholders (unaudited)	Wells Fargo Advantage Strategic Income Fund	3

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Strategic Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadvisers

First International Advisors, LLC

Wells Capital Management Incorporated

Portfolio managers

Michael Bray, CFA

David Germany, Ph.D

Niklas Nordenfelt, CFA

Anthony Norris

Margaret D. Patel

Thomas M. Price, CFA

Scott M. Smith, CFA

Average annual total returns (%) as of April 30, 2013

		Including sales charge	Excluding sales charge	Expense ratios[1] (%)
	Inception date	Since inception	Since inception	Gross	Net[2]
Class A (WSIAX)	1-31-2013	(3.57)	0.96	1.11	0.90
Class C (WSICX)	1-31-2013	(0.19)	0.81	1.86	1.65
Administrator Class (WSIDX)	1-31-2013	–	0.97	1.05	0.75
Institutional Class (WSINX)	1-31-2013	–	1.03	0.78	0.60
Barclays U.S. Universal Bond Index[3]	–	–	1.70	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk, and regional risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Strategic Income Fund	5

Ten largest long-term holdings[4] (%) as of April 30, 2013
Russia, 6.20%, 1-31-2018	3.96
Poland, 4.00%, 10-25-2023	2.47
Republic of South Africa, 7.75%, 2-28-2023	2.44
Brazil, 10.00%, 1-1-2017	1.84
Brazil, 8.50%, 1-5-2024	1.76
Turkey, 9.00%, 3-8-2017	1.66
Mexico, 8.50%, 11-18-2038	1.65
Mexico, 7.25%, 12-15-2016	1.30
Malaysia, 4.26%, 9-15-2016	1.22
Texas Competitive Electric Holidngs LLC, 3.50%, 10-10-2014	1.19

Portfolio allocation[5] as of April 30, 2013

1.	Reflects the expense ratios as stated in the most recent prospectuses.

2.	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

3.	The Barclays U.S. Universal Bond Index is an unmanaged market value-weighted performance benchmark for the U.S. dollar-denominated bond market, which includes investment-grade, high yield, and emerging market debt securities with maturities of one year or more. You cannot invest directly in an index.

4.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

5.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Strategic Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2012	Ending account value 4-30-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,009.59	$4.48	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Class C
Actual	$1,000.00	$1,008.06	$8.22	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.61	$8.25	1.65%
Administrator Class
Actual	$1,000.00	$1,009.71	$3.74	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76	0.75%
Institutional Class
Actual	$1,000.00	$1,010.27	$2.99	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Strategic Income Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities: 2.97%
AmeriCredit Automobile Receivables Trust Series 2012-4 Class E 144A	3.82%	2-10-2020	$250,000	$260,449
CAL Funding II Limited Series 2012-1A Class A 144A	3.47	10-25-2027	237,500	243,187
Santander Drive Auto Receivables Trust Series 2012-5 Class D	3.30	9-17-2018	95,000	98,517
TAL Advantage LLC Series 2013-1A Class A 144A	2.83	2-22-2038	147,500	147,997

Total Asset-Backed Securities (Cost $753,278)				750,150

Corporate Bonds and Notes: 30.62%

Consumer Discretionary: 9.08%

Automobiles: 1.05%
Ford Motor Company	7.45	7-16-2031	200,000	266,351

Diversified Consumer Services: 0.73%
Service Corporation International	8.00	11-15-2021	150,000	183,750

Hotels, Restaurants & Leisure: 2.51%
CityCenter Holdings LLC ¥	10.75	1-15-2017	250,000	276,563
Darden Restaurants Incorporated	3.35	11-1-2022	200,000	194,079
NAI Entertainment Holdings LLC 144A	8.25	12-15-2017	150,000	162,750

				633,392

Household Durables: 1.03%
Mohawk Industries Incorporated	3.85	2-1-2023	250,000	261,065

Internet & Catalog Retail: 0.78%
Expedia Incorporated	5.95	8-15-2020	175,000	196,095

Media: 2.98%
Cinemark USA Incorporated 144A	5.13	12-15-2022	200,000	207,000
DIRECTV Holdings LLC	3.80	3-15-2022	200,000	210,094
DISH DBS Corporation	6.75	6-1-2021	150,000	162,000
Lamar Media Corporation	5.88	2-1-2022	150,000	164,063
Lynx I Corporation 144A	5.38	4-15-2021	5,000	5,338
Lynx II Corporation 144A	6.38	4-15-2023	5,000	5,413

				753,908

Consumer Staples: 2.68%

Beverages: 0.80%
Constellation Brands Incorporated	7.25	9-1-2016	175,000	201,250

Food Products: 1.12%
Dean Foods Company	7.00	6-1-2016	250,000	283,750

Tobacco: 0.76%
Lorillard Tobacco Company	8.13	6-23-2019	150,000	192,064

Energy: 4.72%

Energy Equipment & Services: 1.64%
NGPL PipeCo LLC 144A	7.77	12-15-2037	250,000	250,625
PHI Incorporated	8.63	10-15-2018	150,000	164,063

				414,688

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Strategic Income Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels: 3.08%
Denbury Resources Incorporated	6.38%	8-15-2021	$150,000	$167,250
Energy Transfer Partners LP	5.20	2-1-2022	125,000	142,935
Sabine Pass LNG LP 144A	5.63	2-1-2021	25,000	25,875
Sabine Pass LNG LP 144A	5.63	4-15-2023	10,000	10,275
Sabine Pass LNG LP 144A	6.50	11-1-2020	250,000	268,125
Suburban Propane Partners LP	7.38	3-15-2020	150,000	163,125

				777,585

Financials: 3.67%

Capital Markets: 0.80%
Lazard Group LLC	6.85	6-15-2017	175,000	201,297

Consumer Finance: 0.60%
HSBC Finance Corporation	6.68	1-15-2021	125,000	151,276

Diversified Financial Services: 1.03%
General Electric Capital Corporation	5.30	2-11-2021	225,000	261,424

Insurance: 0.44%
Prudential Financial Incorporated ±	5.20	3-15-2044	110,000	111,925

REITs: 0.80%
American Tower Corporation	3.50	1-31-2023	200,000	202,083

Health Care: 1.94%

Health Care Providers & Services: 1.94%
Coventry Health Care Incorporated	5.45	6-15-2021	225,000	268,141
Health Management Associates Incorporated	6.13	4-15-2016	200,000	220,500

				488,641

Industrials: 1.48%

Air Freight & Logistics: 0.65%
Bristow Group Incorporated	6.25	10-15-2022	150,000	163,500

Transportation Infrastructure: 0.83%
Penske Truck Leasing 144A	4.25	1-17-2023	200,000	211,014

Information Technology: 1.87%

Computers & Peripherals: 1.00%
NCR Corporation 144A	5.00	7-15-2022	250,000	253,125

Internet Software & Services: 0.06%
Verisign Incorporated 144A	4.63	5-1-2023	15,000	15,375

IT Services: 0.81%
First Data Corporation	11.25	3-31-2016	200,000	203,500

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Strategic Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 4.75%

Diversified Telecommunication Services: 1.63%
Cincinnati Bell Incorporated	8.25%	10-15-2017	$250,000	$267,500
GCI Incorporated	6.75	6-1-2021	150,000	143,250

				410,750

Wireless Telecommunication Services: 3.12%
MetroPCS Wireless Incorporated	6.63	11-15-2020	150,000	162,375
Motorola Solutions Incorporated	3.75	5-15-2022	200,000	208,202
Sprint Capital Corporation	6.88	11-15-2028	250,000	255,625
TW Telecommunications Holdings Incorporated	5.38	10-1-2022	155,000	162,363

				788,565

Utilities: 0.43%

Independent Power Producers & Energy Traders: 0.43%
NSG Holdings LLC 144A(i)	7.75	12-15-2025	100,000	107,500

Total Corporate Bonds and Notes (Cost $7,642,264)				7,733,873

Foreign Government Bonds@: 24.27%
Brazil (BRL)	8.50	1-5-2024	800,000	445,033
Brazil (BRL)	10.00	1-1-2017	875,000	465,642
Hungary (HUF)	6.75	8-22-2014	62,500,000	283,652
Hungary (HUF)	6.75	11-24-2017	63,000,000	297,619
Indonesia (IDR)	5.25	5-15-2018	2,850,000,000	297,549
Indonesia (IDR)	8.25	6-15-2032	1,475,000,000	181,921
Malaysia (MYR)	3.26	3-1-2018	350,000	115,603
Malaysia (MYR)	4.26	9-15-2016	900,000	307,638
Mexico (MXN)	7.25	12-15-2016	3,600,000	328,065
Mexico (MXN)	8.50	11-18-2038	3,500,000	416,517
Poland (PLN)	4.00	10-25-2023	1,850,000	623,995
Republic of South Africa (ZAR)	7.75	2-28-2023	5,000,000	617,133
Romania (RON)	6.00	4-30-2016	400,000	125,256
Russia (RUB)	6.20	1-31-2018	30,850,000	1,000,772
Turkey (TRY)	6.30	2-14-2018	360,000	204,624
Turkey (TRY)	9.00	3-8-2017	675,000	420,192

Total Foreign Government Bonds (Cost $6,079,484)				6,131,211

Municipal Obligations: 1.54%

Idaho: 0.52%
Idaho Housing & Finance Association Legacy Public Charter School (Miscellaneous Revenue)	7.00	5-1-2017	130,000	130,897

Texas: 1.02%
North Texas Tollway Authority (Transportation Revenue)	8.91	2-1-2030	210,000	258,164

Total Municipal Obligations (Cost $379,524)				389,061

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Strategic Income Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities: 9.96%
Americold LLC Trust Series 2010-ARTA Class B 144A	6.03%	1-14-2029	$200,000	$241,441
BB-UBS Trust Series 2012-TFT Class C 144A±	3.58	6-5-2030	150,000	152,039
Commercial Mortgage Trust Series 2011-THL Class B 144A	4.55	6-9-2028	160,000	164,475
Commercial Mortgage Trust Series 2012-LC4 Class B ±	4.93	12-10-2044	175,000	201,183
FREMF Mortgage Trust Series 2011-K15 Class B 144A±	4.93	8-25-2044	250,000	281,245
FREMF Mortgage Trust Series 2011-K703 Class B 144A±	4.89	7-25-2044	250,000	280,427
FREMF Mortgage Trust Series 2013-K502 Class B 144A±	2.84	3-25-2045	250,000	256,375
GS Mortgage Securities Trust Series 2012 Class B 144A	3.41	12-10-2030	250,000	253,813
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5 Class B 144A±	5.49	8-15-2046	250,000	293,286
Morgan Stanley Capital I Series 2007-HQ11 Class AM ±	5.48	2-12-2044	25,000	28,646
Morgan Stanley Trust Series 2012-C5 Class B ±	4.44	8-15-2045	250,000	279,575
Morgan Stanley Trust Series 2013-C7 Class C ±	4.33	2-15-2046	80,000	84,445

Total Non-Agency Mortgage Backed Securities (Cost $2,487,630)				2,516,950

Term Loans: 24.14%
Albertson’s LLC	5.75	3-21-2016	30,000	30,321
Allison Transmission Incorporated	3.21	8-7-2017	149,625	151,121
AMC Entertainment Incorporated <	0.00	4-30-2020	10,000	10,065
Applied Systems Incorporated <	0.00	6-8-2017	10,000	10,066
Arris Group Incorporation	3.50	2-7-2020	55,000	55,035
Bausch & Lomb Incorporated <	0.00	12-25-2016	25,000	25,177
Capital Automotive LP	4.25	3-27-2019	134,839	135,821
CBAC Borrower LLC <	0.00	4-24-2020	10,000	9,950
CDW LLC <	0.00	4-29-2020	60,000	60,113
Centaur LLC	5.25	2-20-2019	60,000	60,900
Charter Communications <	0.00	1-19-2021	25,000	24,969
Community Health Systems Incorporated	3.79	1-25-2017	150,000	151,370
Cricket Communications Incorporated	4.75	10-10-2019	249,375	250,622
Cricket Communications Incorporated	4.75	2-21-2020	10,000	10,041
Crown Castle International Corporation	3.25	1-31-2019	249,369	250,531
CSC Holdings Incorporated	2.70	4-15-2020	130,000	129,631
DineEquity Incorporated	3.75	10-19-2017	249,364	252,833
Dole Food Company Incorporated <	0.00	4-1-2020	10,000	10,063
Dunkin’ Brands Incorporated	3.75	2-11-2020	249,324	251,705
Federal-Mogul Corporation	2.14	12-27-2014	165,105	156,410
Federal-Mogul Corporation	2.14	12-27-2015	84,237	79,801
Focus Brands Incorporated <	0.00	2-21-2018	30,000	30,188
HCA Incorporated <	0.00	5-1-2018	100,000	100,181
Hubbard Radio LLC	4.50	4-29-2017	25,000	25,406
Intelsat Jackson Holdings Limited	4.25	4-2-2018	249,373	252,491
KAR Auction Services Incorporated	3.75	5-19-2017	243,809	247,030
Level 3 Financing Incorporated	5.25	8-1-2019	250,000	253,250
MetroPCS Wireless Incorporated	4.88	3-17-2018	199,491	199,533
MGM Resorts International	4.25	12-20-2019	249,375	252,856
MTL Publishing LLC	4.25	6-29-2018	65,000	65,785
Multiplan Incorporated	4.00	8-26-2017	38,621	38,999
National Cinemedia LLC <	0.00	11-20-2019	45,000	45,000
Nielsen Finance LLC	2.95	5-2-2016	249,375	252,492
NRG Energy Incorporated B	3.25	7-2-2018	249,365	252,223

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Strategic Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Term Loans (continued)
Nusil Technology LLC	5.00%	4-7-2017	$4,986	$5,013
Pep Boys-Manny, Moe & Jack	5.00	10-11-2018	199,500	202,233
Philadelphia Energy Solutions LLC <	0.00	3-19-2018	25,000	25,438
Regal Cinemas Corporation <	0.00	8-23-2017	250,000	251,458
Riverbed Technology Incorporation	4.00	12-18-2019	182,603	185,799
SBA Senior Finance II LLC	3.75	9-20-2019	54,986	55,278
SRAM LLC First Lien <	0.00	6-7-2018	10,000	10,063
Starwood Property Trust Incorporated	3.50	2-11-2020	25,000	25,063
Sungard Data Systems Incorporated	4.50	1-31-2020	149,625	151,403
Supervalu Incorporated	6.25	3-21-2019	25,000	25,372
Syniverse Holdings Incorporated	1.00	4-23-2019	250,000	250,783
Tallgrass Energy Partners LP	5.71	11-13-2018	199,500	200,747
Texas Competitive Electric Holdings LLC	3.73	10-10-2014	400,000	300,332
The Geo Group Incorporated <	0.00	3-31-2020	25,000	25,115
United Surgical Partners International Incorporated <	0.00	4-3-2019	10,000	9,950
Valeant Pharmaceuticals International Incorporated Series C <	0.00	12-11-2019	200,000	202,200
Vertafore Incorporated	4.25	10-2-2019	15,000	15,131
Washington Multifamily Laundry Systems LLC	5.25	2-21-2019	25,000	25,250

Total Term Loans (Cost $6,102,165)				6,098,607

Yankee Corporate Bonds and Notes: 3.31%

Consumer Discretionary: 0.81%

Media: 0.81%
WPP Finance 2010 Company	3.63	9-7-2022	200,000	203,843

Financials: 0.64%

Commercial Banks: 0.64%
Banco de Brasil 144A	5.88	1-26-2022	150,000	163,125

Industrials: 1.54%

Building Products: 1.03%
ArcelorMittal	4.25	8-5-2015	250,000	261,205

Construction & Engineering: 0.51%
Odebrecht Finance Limited 144A	4.38	4-25-2025	130,000	128,700

Telecommunication Services: 0.32%

Diversified Telecommunication Services: 0.32%
Intelsat Bermuda Limited	11.25	2-4-2017	75,000	79,875

Total Yankee Corporate Bonds and Notes (Cost $828,234)				836,748

	Yield		Shares

Short-Term Investments: 5.97%

Investment Companies: 5.75%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.13		1,451,582	1,451,582

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Strategic Income Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Yield	Maturity date	Principal	Value

U.S. Treasury Securities: 0.22%
U.S. Treasury Bill #(z)	0.02%	6-20-2013	$50,000	$49,998
U.S. Treasury Bill #(z)	0.02	6-20-2013	5,000	5,000

				54,998

Total Short-Term Investments (Cost $1,506,578)				1,506,580

Total investments in securities (Cost $25,779,157) *	102.78%	25,963,180
Other assets and liabilities, net	(2.78)	(703,348)

Total net assets	100.00%	$25,259,832

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

±	Variable rate investment. The rate shown is the rate in effect at period end.
@	Foreign bond principal is denominated in local currency.

(i)	Illiquid security

<	All or a portion of the position represents an unfunded loan commitment.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
##	All or a portion of this security has been segregated for unfunded loans.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is $25,779,766 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$309,201
Gross unrealized depreciation	(125,787)

Net unrealized appreciation	$183,414

Statement of assets and liabilities—April 30, 2013 (unaudited)	Wells Fargo Advantage Strategic Income Fund	13

Assets
Investments
In unaffiliated securities, at value (see cost below)	$24,511,598
In affiliated securities, at value (see cost below)	1,451,582

Total investments, at value (see cost below)	25,963,180
Foreign currency, at value (see cost below)	28,892
Receivable for investments sold	22,825
Receivable for interest	270,615
Receivable for daily variation margin on open futures contracts	4,266
Unrealized gains on forward foreign currency contracts	27,736
Receivable from adviser	4,581
Prepaid expenses and other assets	58,549

Total assets	26,380,644

Liabilities
Payable for investments purchased	1,100,781
Unrealized losses on forward foreign currency contracts	15,142
Distribution fees payable	314
Due to other related parties	2,753
Accrued expenses and other liabilities	1,822

Total liabilities	1,120,812

Total net assets	$25,259,832

NET ASSETS CONSIST OF
Paid-in capital	$25,155,941
Undistributed net investment income	41,001
Accumulated net realized losses on investments	(34,395)
Net unrealized gains on investments	97,285

Total net assets	$25,259,832

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$506,818
Shares outstanding – Class A	50,480
Net asset value per share – Class A	$10.04
Maximum offering price per share – Class A2	$10.51
Net assets – Class C	$503,852
Shares outstanding – Class C	50,202
Net asset value per share – Class C	$10.04
Net assets – Administrator Class	$504,970
Shares outstanding – Administrator Class	50,285
Net asset value per share – Administrator Class	$10.04
Net assets – Institutional Class	$23,744,192
Shares outstanding – Institutional Class	2,364,676
Net asset value per share – Institutional Class	$10.04

Investments in unaffiliated securities, at cost	$24,327,575

Investments in affiliated securities, at cost	$1,451,582

Total investments, at cost	$25,779,157

Foreign currency, at cost	$28,777

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Strategic Income Fund	Statement of operations—period ended April 30, 2013[1] (unaudited)

Investment income
Interest*	$231,870
Income from affiliated securities	1,695

Total investment income	233,565

Expenses
Advisory fee	29,021
Administration fees
Fund level	3,055
Class A	195
Class C	196
Administrator Class	121
Institutional Class	4,596
Shareholder servicing fees
Class A	305
Class C	306
Administrator Class	304
Distribution fees
Class C	921
Custody and accounting fees	3,163
Professional fees	14,589
Registration fees	14,066
Shareholder report expenses	5,762
Trustees’ fees and expenses	2,934
Other fees and expenses	1,581

Total expenses	81,115
Less: Fee waivers and/or expense reimbursements	(42,620)

Net expenses	38,495

Net investment income	195,070

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses on:
Unaffiliated securities	(6,371)
Futures transactions	(28,024)

Net realized losses on investments	(34,395)

Net change in unrealized gains (losses) on:
Unaffiliated securities	183,460
Futures transactions	(98,769)
Forward foreign currency contract transactions	12,594

Net change in unrealized gains (losses) on investments	97,285

Net realized and unrealized gains (losses) on investments	62,890

Net increase in net assets resulting from operations	$257,960

* Net of foreign interest withholding taxes in the amount of	$2,371

1.	For the period from January 31, 2013 (commencement of operations) to April 30, 2013

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets—period ended April 30, 2013[1] (unaudited)	Wells Fargo Advantage Strategic Income Fund	15

Operations
Net investment income		$195,070
Net realized losses on investments		(34,395)
Net change in unrealized gains (losses) on investments		97,285

Net increase in net assets resulting from operations		257,960

Distributions to shareholders from
Net investment income
Class A		(2,789)
Class C		(2,033)
Administrator Class		(2,839)
Institutional Class		(146,408)

Total distributions to shareholders		(154,069)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	50,201	502,000
Class C	51,574	515,645
Administrator Class	50,000	500,000
Institutional Class	2,350,000	23,500,000

		25,017,645

Reinvestment of distributions
Class A	279	2,789
Class C	204	2,033
Administrator Class	285	2,839
Institutional Class	14,676	146,408

		154,069

Payment for shares redeemed
Class C	(1,576)	(15,773)

Net increase in net assets resulting from capital share transactions		25,155,941

Total increase in net assets		25,259,832

Net assets
Beginning of period		0

End of period		$25,259,832

Undistributed net investment income		$41,001

1.	For the period from January 31, 2013 (commencement of operations) to April 30, 2013

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Strategic Income Fund	Financial highlights

(For a share outstanding throughout the period)

CLASS A	Period ended April 30, 2013[1] (unaudited)
Net asset value, beginning of period	$10.00
Net investment income	0.07
Net realized and unrealized gains (losses) on investments	0.03

Total from investment operations	0.10
Distributions to shareholders from
Net investment income	(0.06)
Net asset value, end of period	$10.04
Total return[2]	0.96%
Ratios to average net assets (annualized)
Gross expenses	1.62%
Net expenses	0.90%
Net investment income	2.93%
Supplemental data
Portfolio turnover rate	11%
Net assets, end of period (000s omitted)	$507

1.	For the period from January 31, 2013 (commencement of class operations) to April 30, 2013

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Strategic Income Fund	17

(For a share outstanding throughout the period)

CLASS C	Period ended April 30, 2013[1] (unaudited)
Net asset value, beginning of period	$10.00
Net investment income	0.05
Net realized and unrealized gains (losses) on investments	0.03

Total from investment operations	0.08
Distributions to shareholders from
Net investment income	(0.04)
Net asset value, end of period	$10.04
Total return[2]	0.81%
Ratios to average net assets (annualized)
Gross expenses	2.37%
Net expenses	1.65%
Net investment income	2.18%
Supplemental data
Portfolio turnover rate	11%
Net assets, end of period (000s omitted)	$504

1.	For the period from January 31, 2013 (commencement of class operations) to April 30, 2013

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Strategic Income Fund	Financial highlights

(For a share outstanding throughout the period)

ADMINISTRATOR CLASS	Period ended April 30, 2013[1] (unaudited)
Net asset value, beginning of period	$10.00
Net investment income	0.07
Net realized and unrealized gains (losses) on investments	0.03

Total from investment operations	0.10
Distributions to shareholders from
Net investment income	(0.06)
Net asset value, end of period	$10.04
Total return[2]	0.97%
Ratios to average net assets (annualized)
Gross expenses	1.56%
Net expenses	0.75%
Net investment income	3.08%
Supplemental data
Portfolio turnover rate	11%
Net assets, end of period (000s omitted)	$505

1.	For the period from January 31, 2013 (commencement of class operations) to April 30, 2013

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Strategic Income Fund	19

(For a share outstanding throughout the period)

INSTITUTIONAL CLASS	Period ended April 30, 2013[1] (unaudited)
Net asset value, beginning of period	$10.00
Net investment income	0.08
Net realized and unrealized gains (losses) on investments	0.02

Total from investment operations	0.10
Distributions to shareholders from
Net investment income	(0.06)
Net asset value, end of period	$10.04
Total return[2]	1.03%
Ratios to average net assets (annualized)
Gross expenses	1.29%
Net expenses	0.60%
Net investment income	3.23%
Supplemental data
Portfolio turnover rate	11%
Net assets, end of period (000s omitted)	$23,744

1.	For the period from January 31, 2013 (commencement of class operations) to April 30, 2013

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Strategic Income Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Strategic Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

Notes to financial statements (unaudited)	Wells Fargo Advantage Strategic Income Fund	21

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Term loans

The Fund may invest in term loans. The Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes will be required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns since commencement of operations will be subject to examination by the federal and Delaware revenue authorities.

22	Wells Fargo Advantage Strategic Income Fund	Notes to financial statements (unaudited)

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Asset-backed securities	$0	$750,150	$0	$750,150
Corporate bonds and notes	0	7,733,873	0	7,733,873
Foreign government bonds	0	6,131,211	0	6,131,211
Municipal obligations	0	389,061	0	389,061
Non-agency mortgage backed securities	0	2,516,950	0	2,516,950
Term loans	0	5,775,204	323,403	6,098,607
Yankee corporate bonds and notes	0	836,748	0	836,748
Short-term investments
Investment companies	1,451,582	0	0	1,451,582
U.S. Treasury securities	54,998	0	0	54,998
	$1,506,580	$24,133,197	$323,403	$25,963,180

As of April 30, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$0	$(98,769)	$0	$(98,769)
Forward foreign currency contracts+	0	12,594	0	12,594

+	Futures contracts and forward foreign currency contracts are presented at the unrealized gains or losses on the instrument.

Notes to financial statements (unaudited)	Wells Fargo Advantage Strategic Income Fund	23

Transfers in and transfers out are recognized at the end of the reporting period. For the period ended April 30, 2013 the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Term loans
Balance as of January 31, 2013	$0
Accrued discounts	(128)
Realized losses	(11)
Change in unrealized losses	(34)
Purchases	324,076
Sales	(500)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of April 30, 2013	$323,403
Change in unrealized gains (losses) relating to securities still held at April 30, 2013	$(34)

The investment types categorized above were valued using indicative broker quotes and are therefore considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory Fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.475% and declining to 0.375% as the average daily net assets of the Fund increase. For the period from January 31, 2013 to April 30, 2013, the advisory fee was equivalent to an annual rate of 0.475% of the Fund’s average daily net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.30% and declining to 0.15% as the average daily net assets of the Fund increase. First International Advisors, LLC, an affiliate of Funds Management, is also a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the subadvisers’ portion of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.90% for Class A shares, 1.65% for Class C shares, 0.75% for Administrator Class shares, and 0.60% for Institutional Class shares.

24	Wells Fargo Advantage Strategic Income Fund	Notes to financial statements (unaudited)

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the period from January 31, 2013 to April 30, 2013 were $27,344,633 and $2,334,408, respectively.

As of April 30, 2013, the Fund had unfunded term loan commitments of $850,781.

5. DERIVATIVE TRANSACTIONS

During the period from January 31, 2013 to April 30, 2013, the Fund entered into futures contracts to manage duration exposure.

At April 30, 2013, the Fund had short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract Value at April 30, 2013	Unrealized losses
6-19-2013	45 Short	10-Year U.S. Treasury Notes (CBT)	$6,001,172	$(98,008)
6-28-2013	6 Short	5-Year U.S. Treasury Notes (CBT)	747,844	(761)

The Fund had an average notional amount of $4,327,435 in futures contracts during the period from January 31, 2013 to April 30, 2013.

During the period from January 31, 2013 to April 30, 2013, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes.

At April 30, 2013, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver		U.S. value at April, 30, 2013	In exchange for U.S. $	Unrealized gains (losses)
5-6-2013	State Street Bank	5,475,000	ZAR	$609,882	$604,188	$(5,694)
5-6-2013	State Street Bank	132,200,000	HUF	581,507	609,243	27,736
5-28-2013	State Street Bank	28,000	TRY	15,576	15,487	(89)
5-28-2013	State Street Bank	1,100,000	TRY	611,924	602,565	(9,359)

The Fund had average contract amounts of $1,609,123 in forward foreign currency contracts to sell during the period from January 31, 2013 to April 30, 2013.

Notes to financial statements (unaudited)	Wells Fargo Advantage Strategic Income Fund	25

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of April 30, 2013 was as follows for the Fund:

	Asset derivatives			Liability derivatives
	Balance sheet location	Fair value		Balance sheet location	Fair value
Interest rate contracts	Net assets – Net unrealized gains on investments	$0	*	Net assets – Net unrealized gains on investments	$98,769	*
Forward foreign currency contracts	Unrealized gains on forward foreign currency contracts, Net assets – Net unrealized gains on investments	27,736		Unrealized losses on forward foreign currency contracts, Net assets – Net unrealized gains on investments	15,142

		$27,736			$113,911

*	Amount represents cumulative unrealized gains (losses) on futures contracts. Only the variation margin as of April 30, 2013 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2013 was as follows for the Fund:

	Amount of realized gains (losses) on derivatives
	Futures	Forward currency contracts
Interest rate contracts	$(28,024)	$0

	Change in unrealized gains (losses) on derivatives
	Futures	Forward currency contracts
Interest rate contracts	$(98,769)	$0
Forward foreign currency contracts	0	12,594

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) with approved counterparties. The ISDA Master Agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset with each counterparty certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty.

As of April 30, 2013, the Fund has transactions subject to an enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Description	Gross amounts of assets in the Statement of Assets and Liabilities		Collateral received	Net amount (not less than $0)
Futures contracts	$98,769	*	$54,998	$43,771

*	Amount represents cumulative unrealized gains (losses) on futures contracts. Only the variation margin as of April 30, 2013 is reported separately on the Statement of Assets and Liabilities.

26	Wells Fargo Advantage Strategic Income Fund	Notes to financial statements (unaudited)

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the period from January 31, 2013 to April 30, 2013, the Fund paid $13 in commitment fees.

For the period from January 31, 2013 to April 30, 2013, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. SUBSEQUENT DISTRIBUTIONS

On May 24, 2013, the Fund declared distributions from net investment income to shareholders of record on May 23, 2013. The per share amounts payable on May 28, 2013 were as follows:

Net investment income
Class A	$0.03296
Class C	0.02677
Administrator Class	0.03345
Institutional Class	0.03568

On June 24, 2013, the Fund declared distributions from net investment income to shareholders of record on June 21, 2013. The per share amounts payable on June 25, 2013, were as follows:

Net investment income
Class A	$0.03173
Class C	0.02600
Administrator Class	0.03215
Institutional Class	0.03420

These distributions are not reflected in the accompanying financial statements.

Other information (unaudited)	Wells Fargo Advantage Strategic Income Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage Strategic Income Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Strategic Income Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available,without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

30	Wells Fargo Advantage Strategic Income Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Strategic Income Fund (the “Fund”), (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management, for the Fund, and (iii) an investment sub-advisory agreement with First International Advisors, LLC (“First International”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreements with WellsCap and First International (the “Sub-Advisers”) are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Advisers is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Advisers, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board acknowledged that the Fund is newly formed and has no performance record. The Board noted that it considered the performance of other accounts managed by WellsCap utilizing an investment style and strategy similar to that of the Fund when the Board initially approved the Advisory Agreements for the Fund at an in-person meeting of the Board held on November 6-7, 2012, including how such accounts performed in relation to the Fund’s benchmark index. The Board noted that it would have the opportunity to review performance information relating to the Fund on an on-going basis and in connection with future annual reviews of advisory agreements.

Other information (unaudited)	Wells Fargo Advantage Strategic Income Fund	31

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to each of the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were equal to or in range of the median rates for the Fund’s expense Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to each of the Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Advisers.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Advisers, because, as affiliates of Funds Management, their profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale

32	Wells Fargo Advantage Strategic Income Fund	Other information (unaudited)

and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Advisers

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Advisers, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of abbreviations	Wells Fargo Advantage Strategic Income Fund	33

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

216829 06-13 SA263/SAR263 4-13

Wells Fargo Advantage Asia Pacific Fund

Semi-Annual Report

April 30, 2013

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The views expressed and any forward-looking statements are as of April 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $228 billion in assets under management, as of April 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Conservative Income Fund	International Bond Fund	Strategic Income Fund
Core Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Income Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
High Yield Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Asia Pacific Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

In Asia, both Japan and Singapore posted double-digit returns, with Japan’s market boosted by the reelection of Prime Minister Shinzo Abe.

Within emerging markets, smaller markets, such as the Philippines and Thailand, strongly outperformed the larger markets, such as China, India, and South Korea.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Asia Pacific Fund for the six-month period that ended April 30, 2013. Much of the period was marked by the aftereffects of the two largest economies within the region, China and Japan, changing their leadership. Continued monetary easing by global central banks helped support rallies in developed stock markets, including Japan, but major emerging markets, such as China, lagged.

Developed markets posted double-digit returns, but major emerging markets underperformed.

Global developed equity markets demonstrated continued strength throughout the reporting period despite a budget fight and sequestration cuts in the U.S. and Europe’s seemingly never-ending debt crisis, with Cyprus becoming the newest addition to a list of countries mired in debt. In Europe, investors were heartened by the resilient performance of the German economy and by the fact that the United Kingdom managed to avoid another recession. Relatively positive economic data from the U.S. also aided sentiment for Western developed stock markets.

In Asia, both Japan and Singapore posted double-digit returns, with Japan’s market boosted by the reelection of Prime Minister Shinzo Abe. Under Prime Minister Abe’s direction, the Bank of Japan (BoJ) adopted a formal annual inflation target of 2% and committed to buy bonds in unlimited quantities until it reached that target. The BoJ’s policy shift toward inflation targeting caused the yen to fall in response. The weaker yen aided Japanese stocks, especially in companies that stood to benefit from a weaker currency (such as exporters) or from rising inflation (such as real estate investment trusts). The MSCI Japan Index (Net)1 gained 30.89% for the six-month reporting period, one of the more substantial gains among major markets.

During the reporting period, China experienced a once-in-a-generation change in its political leadership, a change that was expected to be far more evolutionary than revolutionary and did not have a significant effect on the country’s stock market. Within emerging markets, smaller markets, such as the Philippines and Thailand, strongly outperformed the larger markets, such as China, India, and South Korea. The smaller markets are benefiting from high growth rates without some of the imbalances—such as an overreliance on real estate—that are affecting the larger emerging markets.

Central banks continued to provide stimulus.

The U.S. Federal Reserve Board (Fed) and the European Central Bank (ECB) continued to inject liquidity into the banks and the market through various quantitative easing policies. Because of the connections among global markets, this liquidity helped support stock markets in Asia as well. Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and the financial system. After its September 2012 meeting, the FOMC announced its intention to keep interest rates low until at least mid-2015 and to make open-ended purchases of $40 billion per month in mortgage-backed securities to support the housing market.

After cutting its key rate to 0.75% in July 2012, the ECB announced in September 2012 that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. In May 2013, after the

Letter to shareholders (unaudited)	Wells Fargo Advantage Asia Pacific Fund	3

end of the reporting period, the ECB cut its key rate to a historic low of 0.50%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default.

The BoJ took center stage toward the end of the reporting period, in mid-March 2013, after the BoJ’s governor resigned to allow Prime Minister Abe to appoint a new governor who supported using aggressive monetary policies to attack Japan’s persistent deflation.

The debt crisis in the eurozone returned to center stage but with less impact than before.

In previous reporting periods, worries about sovereign debt default in Europe had affected both developed and emerging markets around the globe, in part because of fears that such a default would lead to another global financial crisis. Although ongoing weakness in the Greek economy made it difficult for the country to meet previously agreed upon austerity targets, as central banks continued to provide liquidity, investor worries about the effect of a European sovereign debt default on the global economy began to ease. When the tiny eurozone nation of Cyprus was forced to implement capital controls and impose losses on uninsured bank depositors in March 2013, global stock markets remained resilient despite short-term volatility.

We employ a diverse array of investment strategies, even as many variables are at work in the market.

The full effect of the European credit crisis remains unknown. Elevated unemployment in the U.S. and Southern Europe continues to pressure consumers and businesses alike. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification2 may not prevent losses in a downturn, we believe it helps manage risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

1.	The MSCI Japan Index is a free-float adjusted market capitalization weighted index that is designed to track the equity market performance of Japanese securities listed on Tokyo Stock Exchange, Osaka Stock Exchange, JASDAQ and Nagoya Stock Exchange. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

2.	Diversification does not assure or guarantee better perfomance and cannot eliminate the risk of investment losses.

4	Wells Fargo Advantage Asia Pacific Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadvisers

Wells Capital Management Incorporated

Wells Capital Management Singapore

Portfolio managers

Anthony L.T. Cragg

Alison Shimada

Average annual total returns1 (%) as of April 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFAAX)	7-31-2007	13.56	(1.04)	13.42	20.44	0.14	14.08	1.74	1.62
Class C (WFCAX)	7-31-2007	18.62	(0.61)	13.27	19.62	(0.61)	13.27	2.49	2.37
Administrator Class (WFADX)	7-30-2010	–	–	–	20.80	0.26	14.15	1.58	1.42
Institutional Class (WFPIX)	7-30-2010	–	–	–	20.95	0.33	14.19	1.31	1.27
Investor Class (SASPX)	12-31-1993	–	–	–	20.46	0.08	14.03	1.80	1.67
MSCI All Country Asia Pacific Index (Net)[4]	–	–	–	–	16.45	1.40	11.39	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to regional risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Asia Pacific Fund	5

Sector distribution[5] as of April 30, 2013

Ten largest equity holdings[6] (%) as of April 30, 2013
Samsung Electronics Company Limited	2.96
Mitsui Fudosan Company Limited	2.92
Mizuho Financial Group Incorporated	2.71
ORIX Corporation	2.49
Hitachi Limited	2.35
Taiwan Semiconductor Manufacturing Company Limited	2.26
Sumitomo Mitsui Financial Group Incorporated	2.21
China Construction Bank	2.01
Mitsubishi Heavy Industries Limited	1.95
Industrial & Commercial Bank of China Limited Class H	1.94

1.	Historical performance shown for Class A shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for the Administrator and Institutional Class shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.60% for Class A, 2.35% for Class C, 1.40% for Administrator Class, 1.25% for Institutional Class, and 1.65% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Morgan Stanley Capital International (MSCI) All Country Asia Pacific Index (Net) is a total return, capitalization-weighted index that measures the performance of stock markets in 15 pacific region countries, including Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Pakistan, Philippines, Singapore, Sri Lanka, Taiwan, and Thailand. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

5.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified. Top holdings typically include the underlying ordinary shares combined with any depositary receipts.

6	Wells Fargo Advantage Asia Pacific Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2012	Ending account value 4-30-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,191.35	$8.69	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.86	$8.00	1.60%
Class C
Actual	$1,000.00	$1,187.58	$12.75	2.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.14	$11.73	2.35%
Administrator Class
Actual	$1,000.00	$1,193.59	$7.61	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.00	1.40%
Institutional Class
Actual	$1,000.00	$1,193.90	$6.80	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26	1.25%
Investor Class
Actual	$1,000.00	$1,191.44	$8.97	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.61	$8.25	1.65%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Asia Pacific Fund	7

Security name	Shares	Value

Common Stocks: 95.11%

Australia: 4.54%
Amcor Limited (Materials, Containers & Packaging)	114,372	$1,172,652
AMP Limited (Financials, Insurance)	260,957	1,460,885
BHP Billiton Limited (Materials, Metals & Mining)	30,000	1,017,003
National Australia Bank Limited (Financials, Commercial Banks)	31,400	1,106,781
Sonic Healthcare Limited (Health Care, Health Care Providers & Services)	74,400	1,022,750
Sydney Airport Holdings Llimited (Industrials, Transportation Infrastructure)	558,900	2,004,765
Treasury Wine Estates Limited (Consumer Staples, Beverages)	240,700	1,457,277

		9,242,113

China: 9.03%
China Construction Bank (Financials, Commercial Banks)	4,896,000	4,100,952
Cosco Pacific Limited (Industrials, Transportation Infrastructure)	1,322,000	1,751,275
Country Garden Holdings Company Limited (Financials, Real Estate Management & Development)	1,530,000	867,509
Industrial & Commercial Bank of China Limited Class H (Financials, Commercial Banks)	5,618,000	3,952,795
Jiangsu Express Company Limited (Industrials, Transportation Infrastructure)	1,406,000	1,540,048
PetroChina Company Limited (Energy, Oil, Gas & Consumable Fuels)	1,126,000	1,432,140
Shanghai Electric Group Company Limited (Industrials, Electrical Equipment)	5,162,000	1,809,326
Shenzhen Expressway Company Limited (Industrials, Transportation Infrastructure)	2,676,000	1,100,035
Zhaojin Mining Industry Company Limited (Materials, Metals & Mining)	812,500	902,528
Zhejiang Expressway Company Limited (Industrials, Transportation Infrastructure)	1,172,000	921,271

		18,377,879

Hong Kong: 5.13%
Bosideng International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,108,000	817,036
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	675,000	1,259,512
First Pacific Company Limited (Financials, Diversified Financial Services)	2,388,000	3,304,977
L’Occitane International SA (Consumer Discretionary, Personal Products)	527,000	1,527,999
SmarTone Telecommunications Holding Limited (Telecommunication Services, Wireless Telecommunication Services)	523,500	932,298
Termbray Petro-King Oilfield Services Limited (Energy, Energy Equipment & Services) †	1,796,000	1,110,906
Tianneng Power International Limited (Consumer Discretionary, Auto Components)	1,558,000	985,777
Youyuan International Holdings Limited (Materials, Paper & Forest Products)	1,845,000	511,169

		10,449,674

India: 5.20%
Bharti Airtel Limited (Telecommunication Services, Wireless Telecommunication Services)	198,300	1,173,237
Bharti Infratel Limited (Industrials, Construction & Engineering) †	320,588	1,058,015
Cairn India Limited (Energy, Oil, Gas & Consumable Fuels)	183,800	1,064,419
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	252,900	1,498,388
Cox & Kings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	207,900	497,995
Emami Limited (Consumer Staples, Personal Products)	52,300	625,591
ICICI Bank Limited (Financials, Commercial Banks)	50,000	1,079,954
Indusind Bank Limited (Financials, Commercial Banks)	121,000	1,050,538
Maruti Suzuki India Limited (Consumer Discretionary, Automobiles)	53,449	1,656,398
State Bank of India Limited (Financials, Commercial Banks)	21,100	886,807

		10,591,342

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Asia Pacific Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Shares	Value

Indonesia: 3.93%
PT Bank Rakyat Indonesia Tbk (Financials, Commercial Banks)	1,063,000	$1,027,740
PT Garuda Indonesia Persero Tbk (Industrials, Airlines) †	22,216,000	1,439,556
PT Gudang Garam Tbk (Consumer Staples, Tobacco)	298,500	1,516,678
PT Indomobil Sukses Internasional Tbk (Consumer Discretionary, Specialty Retail)	1,765,000	962,150
PT Lippo Karawaci Terbuka Tbk (Financials, Real Estate Management & Development)	7,206,000	1,000,576
PT Matahari Department Store Tbk (Consumer Discretionary, Multiline Retail) †	348,200	433,347
PT Telekomunikasi Indonesia Tbk (Telecommunication Services, Diversified Telecommunication Services)	1,343,000	1,616,158

		7,996,205

Japan: 35.47%
Canon Incorporated (Information Technology, Office Electronics)	70,000	2,509,617
Dynam Japan Holdings Corporation Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	551,600	945,379
Fuji Heavy Industries Limited (Consumer Discretionary, Automobiles)	116,000	2,189,465
GLP J-REIT (Financials, REITs)	2,750	2,832,231
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	749,000	4,778,971
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	50,800	2,019,285
Industrial & Infrastructure Fund Investment Corporation (Financials, REITs)	95	1,008,617
Japan Airlines Company Limited (Industrials, Airlines)	32,200	1,631,718
Japan Retail Fund Investment Corporation (Financials, REITs)	460	1,090,014
JFE Holdings Incorporated (Materials, Metals & Mining)	124,100	2,683,518
Makita Corporation (Industrials, Machinery)	59,400	3,613,294
Marubeni Corporation (Industrials, Trading Companies & Distributors)	201,000	1,437,113
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	95,500	1,712,407
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	337,000	3,208,042
Mitsubishi Heavy Industries Limited (Industrials, Machinery)	576,000	3,964,671
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	175,000	5,941,940
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	2,499,000	5,511,463
Modec Incorporated (Energy, Energy Equipment & Services)	106,000	3,043,484
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	56,100	2,776,658
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	314,600	3,278,798
ORIX Corporation (Financials, Consumer Finance)	329,700	5,059,560
Osaka Securities Exchange Company (Financials, Diversified Financial Services)	14,200	1,742,135
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	95,200	4,497,061
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	486,000	2,437,852
THK Company Limited (Industrials, Machinery)	109,600	2,301,392

		72,214,685

Malaysia: 3.55%
Asiatic Development Bhd (Consumer Staples, Food Products)	351,000	987,530
Berjaya Sports Toto Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	743,600	1,026,498
Eastern & Oriental Bhd (Financials, Real Estate Management & Development)	2,668,300	1,447,065
SP Setia Bhd (Financials, Real Estate Management & Development)	1,664,600	1,876,607
Tan Chong Motor Holdings Bhd (Consumer Discretionary, Automobiles)	257,000	458,672
UEM Land Holdings Bhd (Financials, Real Estate Management & Development) †	1,730,500	1,427,627

		7,223,999

New Zealand: 2.01%
Auckland International Airport Limited (Industrials, Transportation Infrastructure)	551,000	1,464,098
Sky City Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	275,200	1,052,059

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Asia Pacific Fund	9

Security name	Shares	Value

New Zealand (continued)
Telecom Corporation of New Zealand Limited (Telecommunication Services, Diversified Telecommunication Services)«	708,100	$1,581,099

		4,097,256

Philippines: 3.52%
D&L Industries Incorporated (Materials, Chemicals) †	8,299,000	1,530,355
GT Capital Holdings Incorporated (Financials, Diversified Financial Services)	77,300	1,485,527
LT Group Incorporated (Consumer Staples, Beverages) †	563,000	332,383
Philippine Long Distance Telephone Company (Telecommunication Services, Wireless Telecommunication Services)	27,345	2,023,636
Semirara Mining Corporation (Energy, Oil, Gas & Consumable Fuels)	245,800	1,791,545

		7,163,446

Singapore: 8.13%
AIMS AMP Capital Industrial REIT( Financials, REITs)	200,000	295,527
CapitaLand Limited (Financials, Real Estate Management & Development)	318,000	965,592
CSE Global Limited (Information Technology, IT Services)	1,498,000	1,027,693
CWT Limited (Industrials, Air Freight & Logistics)	600,000	825,688
Dyna-Mac Holdings Limited (Industrials, Construction & Engineering)	2,305,000	823,415
Global Logistic Properties Limited (Financials, Real Estate Management & Development)	876,000	1,962,946
Hutchison Port Holdings Trust (Industrials, Transportation Infrastructure)	2,483,000	2,060,890
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	107,000	930,397
Keppel REIT (Financials, REITs)	21,400	26,235
Religare Health Trust (Financials, REITs) †	2,003,000	1,544,897
SIA Engineering Company (Industrials, Transportation Infrastructure)	382,000	1,569,311
Singapore Airport Terminal Services Limited (Industrials, Transportation Infrastructure)	407,000	1,040,878
STX OSV Holdings Limited (Industrials, Machinery)	3,038,000	2,540,505
Venture Corporation Limited (Information Technology, Electronic Equipment, Instruments & Components)	140,000	945,685

		16,559,659

South Korea: 5.69%
Kangwon Land Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	36,000	1,029,174
Korea Electric Power Corporation (Utilities, Electric Utilities) †	48,600	1,396,704
KT Corporation (Telecommunication Services, Diversified Telecommunication Services)	31,000	1,027,666
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	4,360	6,017,616
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	12,000	2,108,417

		11,579,577

Taiwan: 4.95%
ASUSTeK Computer Incorporated (Information Technology, Computers & Peripherals)	97,000	1,129,015
Chroma ATE Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	309,000	662,771
Cleanaway Company Limited (Industrials, Commercial Services & Supplies)	204,000	1,658,986
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	1,241,000	4,604,551
United Microelectronics Corporation ADR (Information Technology, Semiconductors & Semiconductor Equipment)«	1,064,400	2,011,716

		10,067,039

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Asia Pacific Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name			Shares	Value

Thailand: 3.20%
Major Cineplex Group PCL (Consumer Discretionary, Media)			2,334,400	$1,765,713
Malee Sampran PCL (Consumer Staples, Food Products)			225,300	529,666
PTT Global Chemical PCL (Materials, Chemicals)			823,100	2,047,233
Shin Corporation PCL (Information Technology, Communications Equipment)			560,000	1,645,656
Shin Corporation PCL ADR Non-Voting (Information Technology, Communications Equipment)			180,000	528,961

				6,517,229

United Kingdom: 0.76%
HSBC Holdings plc (Financials, Commercial Banks)			141,200	1,537,522

Total Common Stocks (Cost $167,701,292)				193,617,625

		Expiration date

Warrants: 2.64%

United Kingdom: 2.64%
HSBC Bank plc (Financials, Commercial Banks) †		2-19-2019	180,000	435,037
HSBC Bank plc (Financials, Commercial Banks) †		6-8-2020	702,500	1,460,835
HSBC Bank plc (Financials, Commercial Banks) †		6-11-2020	134,344	600,789
HSBC Bank plc (Financials, Commercial Banks) †		8-20-2020	693,500	1,420,746
HSBC Bank plc (Financials, Commercial Banks) †		2-20-2023	749,900	1,469,391

Total Warrants (Cost $5,551,532)				5,386,798

	Yield
Short-Term Investments: 3.36%

Investment Companies: 3.36%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.13%		4,596,355	4,596,355
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.18		2,239,437	2,239,437

Total Short-Term Investments (Cost $6,835,792)				6,835,792

Total investments in securities (Cost $180,088,616) *	101.11%	205,840,215
Other assets and liabilities, net	(1.11)	(2,265,964)

Total net assets	100.00%	$203,574,251

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $184,082,444 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$29,687,932
Gross unrealized depreciation	(7,930,161)

Net unrealized appreciation	$21,757,771

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—April 30, 2013 (unaudited)	Wells Fargo Advantage Asia Pacific Fund	11

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$199,004,423
In affiliated securities, at value (see cost below)	6,835,792

Total investments, at value (see cost below)	205,840,215
Foreign currency, at value (see cost below)	1,601,682
Receivable for investments sold	2,369,456
Receivable for Fund shares sold	147,763
Receivable for dividends	778,577
Receivable for securities lending income	1,015
Prepaid expenses and other assets	36,018

Total assets	210,774,726

Liabilities
Payable for investments purchased	3,619,749
Payable for Fund shares redeemed	1,066,324
Payable upon receipt of securities loaned	2,239,437
Advisory fee payable	130,854
Distribution fees payable	1,259
Due to other related parties	57,549
Accrued expenses and other liabilities	85,303

Total liabilities	7,200,475

Total net assets	$203,574,251

NET ASSETS CONSIST OF
Paid-in capital	$314,234,675
Overdistributed net investment income	(3,195,093)
Accumulated net realized losses on investments	(133,211,671)
Net unrealized gains on investments	25,746,340

Total net assets	$203,574,251

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$7,082,555
Shares outstanding – Class A	604,733
Net asset value per share – Class A	$11.71
Maximum offering price per share – Class A2	$12.42
Net assets – Class C	$2,083,524
Shares outstanding – Class C	186,257
Net asset value per share – Class C	$11.19
Net assets – Administrator Class	$14,823,223
Shares outstanding – Administrator Class	1,287,144
Net asset value per share – Administrator Class	$11.52
Net assets – Institutional Class	$39,827
Shares outstanding – Institutional Class	3,458
Net asset value per share – Institutional Class	$11.52
Net assets – Investor Class	$179,545,122
Shares outstanding – Investor Class	15,559,431
Net asset value per share – Investor Class	$11.54

Investments in unaffiliated securities (including securities on loan), at cost	$173,252,824

Investments in affiliated securities, at cost	$6,835,792

Total investments, at cost	$180,088,616

Securities on loan, at value	$2,076,660

Foreign currency, at cost	$1,590,622

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Asia Pacific Fund	Statement of operations—six months ended April 30, 2013 (unaudited)

Investment income
Dividends *	$1,818,238
Securities lending income, net	40,375
Income from affiliated securities	3,443
Interest	35

Total investment income	1,862,091

Expenses
Advisory fee	992,241
Administration fees
Fund level	47,364
Class A	9,096
Class C	2,415
Administrator Class	6,826
Institutional Class	7
Investor Class	267,093
Shareholder servicing fees
Class A	8,746
Class C	2,322
Administrator Class	15,495
Investor Class	205,774
Distribution fees
Class C	6,966
Custody and accounting fees	80,650
Professional fees	20,848
Registration fees	35,738
Shareholder report expenses	43,629
Trustees’ fees and expenses	6,311
Other fees and expenses	14,214

Total expenses	1,765,735
Less: Fee waivers and/or expense reimbursements	(215,076)

Net expenses	1,550,659

Net investment income	311,432

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	17,489,949
Net change in unrealized gains (losses) on investments	15,622,690

Net realized and unrealized gains (losses) on investments	33,112,639

Net increase in net assets resulting from operations	$33,424,071

* Net of foreign dividend withholding taxes in the amount of	$165,919

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Asia Pacific Fund	13

	Six months ended April 30, 2013 (unaudited)		Year ended October 31, 2012

Operations
Net investment income		$311,432		$2,670,805
Net realized gains (losses) on investments		17,489,949		(9,105,718)
Net change in unrealized gains (losses) on investments		15,622,690		21,109,646

Net increase in net assets resulting from operations		33,424,071		14,674,733

Distributions to shareholders from
Net investment income
Class A		(242,199)		0
Class C		(55,133)		(4,466)
Administrator Class		(517,420)		(180,458)
Institutional Class		(488)		(165)
Investor Class		(5,920,195)		(1,715,646)

Total distributions to shareholders		(6,735,435)		(1,900,735)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	290,030	3,098,543	283,043	2,752,406
Class C	30,068	312,756	72,771	668,114
Administrator Class	230,855	2,442,458	462,654	4,454,889
Institutional Class	2,249	24,952	376	3,321
Investor Class	2,401,977	25,547,596	1,721,079	16,356,712

		31,426,305		24,235,442

Reinvestment of distributions
Class A	19,589	201,959	0	0
Class C	3,990	39,420	467	3,886
Administrator Class	46,860	474,690	19,583	166,851
Institutional Class	48	488	19	165
Investor Class	551,264	5,600,848	181,106	1,546,646

		6,317,405		1,717,548

Payment for shares redeemed
Class A	(264,101)	(2,907,183)	(3,056,737)	(27,310,428)
Class C	(19,678)	(206,823)	(43,135)	(400,836)
Administrator Class	(270,863)	(2,867,798)	(705,282)	(6,676,833)
Institutional Class	0	0	(375)	(3,637)
Investor Class	(2,814,233)	(30,118,322)	(4,783,428)	(45,231,217)

		(36,100,126)		(79,622,951)

Net increase (decrease) in net assets resulting from capital share transactions		1,643,584		(53,669,961)

Total increase (decrease) in net assets		28,332,220		(40,895,963)

Net assets
Beginning of period		175,242,031		216,137,994

End of period		$203,574,251		$175,242,031

Undistributed (overdistributed) net investment income		$(3,195,093)		$3,228,910

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Asia Pacific Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31			Year ended September 30
CLASS A		2012	2011	2010[1]	2010	2009	2008
Net asset value, beginning of period	$10.19	$9.30	$10.15	$9.77	$8.82	$8.14	$15.83
Net investment income (loss)	0.02 [2]	0.10 [2]	0.08 [2]	(0.01)[2]	0.04 [2]	0.11 [2]	0.09 [2]
Net realized and unrealized gains (losses) on investments	1.88	0.79	(0.89)	0.39	1.05	0.59	(5.20)

Total from investment operations	1.90	0.89	(0.81)	0.38	1.09	0.70	(5.11)
Distributions to shareholders from
Net investment income	(0.38)	0.00	(0.04)	0.00	(0.14)	(0.02)	0.00
Net realized gains	0.00	0.00	0.00	0.00	0.00	0.00	(2.58)

Total distributions to shareholders	(0.38)	0.00	(0.04)	0.00	(0.14)	(0.02)	(2.58)
Net asset value, end of period	$11.71	$10.19	$9.30	$10.15	$9.77	$8.82	$8.14
Total return[3]	19.14%	9.57%	(7.97)%	3.89%	12.58%	8.64%	(38.53)%
Ratios to average net assets (annualized)
Gross expenses	1.82%	1.86%	1.73%	1.90%	1.90%	2.03%	1.99%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.59%	1.60%	1.60%
Net investment income (loss)	0.39%	1.04%	0.83%	(0.91)%	0.49%	1.56%	0.77%
Supplemental data
Portfolio turnover rate	96%	163%	196%	11%	137%	185%	187%
Net assets, end of period (000s omitted)	$7,083	$5,699	$31,000	$63,741	$62,700	$85,156	$43,946

1.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Asia Pacific Fund	15

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31			Year ended September 30
CLASS C		2012	2011	2010[1]	2010	2009	2008
Net asset value, beginning of period	$9.73	$8.98	$9.96	$9.59	$8.67	$8.05	$15.81
Net investment income (loss)	(0.02)[2]	0.09 [2]	0.01	(0.01)[2]	(0.01)[2]	0.05 [2]	0.04 [2]
Net realized and unrealized gains (losses) on investments	1.80	0.69	(0.86)	0.38	1.03	0.57	(5.22)

Total from investment operations	1.78	0.78	(0.85)	0.37	1.02	0.62	5.18
Distributions to shareholders from
Net investment income	(0.32)	(0.03)	(0.13)	0.00	(0.10)	0.00	0.00
Net realized gains	0.00	0.00	0.00	0.00	0.00	0.00	(2.58)

Total distributions to shareholders	(0.32)	(0.03)	(0.13)	0.00	(0.10)	0.00	(2.58)
Net asset value, end of period	$11.19	$9.73	$8.98	$9.96	$9.59	$8.67	$8.05
Total return[3]	18.76%	8.78%	(8.67)%	3.86%	11.84%	7.70%	(39.10)%
Ratios to average net assets (annualized)
Gross expenses	2.57%	2.62%	2.48%	2.65%	2.65%	2.79%	2.71%
Net expenses	2.35%	2.35%	2.35%	2.35%	2.34%	2.35%	2.35%
Net investment income (loss)	(0.36)%	0.92%	0.18%	(1.66)%	(0.13)%	0.73%	0.36%
Supplemental data
Portfolio turnover rate	96%	163%	196%	11%	137%	185%	187%
Net assets, end of period (000s omitted)	$2,084	$1,673	$1,274	$1,507	$1,450	$1,112	$939

1.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Asia Pacific Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31				Year ended September 30 2010[2]
ADMINISTRATOR CLASS		2012	2011	2010[1]
Net asset value, beginning of period	$10.04	$9.29	$10.15	$9.77		$8.84
Net investment income (loss)	0.03	0.17	0.12 [3]	(0.00	)[3],4	0.03 [3]
Net realized and unrealized gains (losses) on investments	1.86	0.71	(0.89)	0.38		0.90

Total from investment operations	1.89	0.88	(0.77)	0.38		0.93
Distributions to shareholders from
Net investment income	(0.41)	(0.13)	(0.09)	0.00		0.00
Net asset value, end of period	$11.52	$10.04	$9.29	$10.15		$9.77
Total return[5]	19.36%	9.66%	(7.68)%	3.89%		10.52%
Ratios to average net assets (annualized)
Gross expenses	1.64%	1.67%	1.52%	1.74%		1.80%
Net expenses	1.40%	1.40%	1.39%	1.40%		1.40%
Net investment income (loss)	0.56%	1.74%	1.14%	(0.70)%		1.98%
Supplemental data
Portfolio turnover rate	96%	163%	196%	11%		137%
Net assets, end of period (000s omitted)	$14,823	$12,860	$13,959	$11		$11

1.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

2.	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Asia Pacific Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31			Year ended September 30
INSTITUTIONAL CLASS		2012	2011	2010[1]	2010[2]
Net asset value, beginning of period	$10.05	$9.30	$10.15	$9.77	$8.84
Net Investment income (loss)	0.05 [3]	0.18	0.13	(0.01)[3]	0.03 [3]
Net realized and unrealized gains (losses) on investments	1.84	0.71	(0.89)	0.39	0.90

Total from investment operations	1.89	0.89	(0.76)	0.38	0.93
Distributions to shareholders from
Net investment income	(0.42)	(0.14)	(0.09)	0.00	0.00
Net asset value, end of period	$11.52	$10.05	$9.30	$10.15	$9.77
Total return[4]	19.39%	9.90%	(7.55)%	3.89%	10.52%
Ratios to average net assets (annualized)
Gross expenses	1.36%	1.42%	1.29%	1.47%	1.47%
Net expenses	1.25%	1.25%	1.24%	1.25%	1.25%
Net investment income (loss)	1.03%	1.86%	1.30%	(0.57)%	2.11%
Supplemental data
Portfolio turnover rate	96%	163%	196%	11%	137%
Net assets, end of period (000s omitted)	$40	$12	$11	$11	$11

1.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

2.	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Asia Pacific Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31			Year ended September 30
INVESTOR CLASS		2012	2011	2010[1]	2010	2009	2008
Net asset value, beginning of period	$10.05	$9.28	$10.14	$9.76	$8.81	$8.12	$15.82
Net investment income (loss)	0.02	0.15	0.08 [2]	(0.01)[2]	0.04 [2]	0.09 [2]	0.06 [2]
Net realized and unrealized gains (losses) on investments	1.85	0.72	(0.88)	0.39	1.05	0.60	(5.18)

Total from investment operations	1.87	0.87	(0.80)	0.38	1.09	0.69	(5.12)
Distributions to shareholders from
Net investment income	(0.38)	(0.10)	(0.06)	0.00	(0.14)	(0.00)[3]	0.00
Net realized gains	0.00	0.00	0.00	0.00	0.00	0.00	(2.58)

Total distributions to shareholders	(0.38)	(0.10)	(0.06)	0.00	(0.14)	(0.00)[3]	(2.58)
Net asset value, end of period	$11.54	$10.05	$9.28	$10.14	$9.76	$8.81	$8.12
Total return[4]	19.14%	9.51%	(7.97)%	3.89%	12.51%	8.53%	(38.63)%
Ratios to average net assets (annualized)
Gross expenses	1.88%	1.94%	1.80%	1.97%	1.99%	2.14%	2.01%
Net expenses	1.65%	1.65%	1.65%	1.65%	1.64%	1.65%	1.65%
Net investment income (loss)	0.32%	1.47%	0.82%	(0.96)%	0.41%	1.36%	0.52%
Supplemental data
Portfolio turnover rate	96%	163%	196%	11%	137%	185%	187%
Net assets, end of period (000s omitted)	$179,545	$154,999	$169,895	$252,214	$241,892	$278,741	$326,929

1.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Asia Pacific Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Asia Pacific Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On April 30, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

20	Wells Fargo Advantage Asia Pacific Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Notes to financial statements (unaudited)	Wells Fargo Advantage Asia Pacific Fund	21

At October 31, 2012, capital loss carryforwards, which were available to offset future net realized capital gains, was as follows:

Pre-enactment capital loss expiration*		Post-enactment capital losses**
2016	2017	Short-term	Long-term
$59,224,431	$80,817,204	$4,095,236	$5,239,473

*	Losses incurred in taxable years beginning before December 22, 2010.

**	Losses incurred in taxable years which began after December 22, 2010 are carried forward for an unlimited period.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Equity securities
Common stocks	$191,570,392	$2,047,233	$0	$193,617,625
Warrants	0	5,386,798	0	5,386,798

Short-term investments
Investment companies	4,596,355	2,239,437	0	6,835,792
	$196,166,747	$9,673,468	$0	$205,840,215

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Fund.

22	Wells Fargo Advantage Asia Pacific Fund	Notes to financial statements (unaudited)

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.95% and declining to 0.80% as the average daily net assets of the Fund increase. Prior to March 1, 2013, the annual advisory fee started at 1.10% and declined to 0.95% as the average daily net assets of the Fund increased. For the six months ended April 30, 2013, the advisory fee was equivalent to an annual rate of 1.05% of the Fund’s average daily net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.65% and declining to 0.45% as the average daily net assets of the Fund increase. Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A., is also a subadviser to the Fund. Out of its fees, WellsCap pays Wells Capital Management Singapore a fee for its services as subadviser at an annual rate starting at 0.25% and declining to 0.15% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.60% for Class A shares, 2.35% for Class C shares, 1.40% for Administrator Class shares, 1.25% for Institutional Class shares, and 1.65% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended April 30, 2013, Wells Fargo Funds Distributor, LLC received $3,398 from the sale of Class A shares and $80 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2013 were $177,489,840 and $180,795,624, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption

Notes to financial statements (unaudited)	Wells Fargo Advantage Asia Pacific Fund	23

requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2013, the Fund paid $198 in commitment fees.

For the six months ended April 30, 2013, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

24	Wells Fargo Advantage Asia Pacific Fund	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts were designated as foreign taxes paid for the fiscal year ended October 31, 2012. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount on October 31, 2012	Foreign income as % of ordinary income distributions
$270,484	$0.02	57.22%

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Asia Pacific Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

26	Wells Fargo Advantage Asia Pacific Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996

Principal of the law firm of Willeke & Daniels. General Counsel of the

Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).

Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Asia Pacific Fund	27

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Asia Pacific Fund (the “Fund”), (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management, for the Fund and (iii) an investment sub-advisory agreement with Wells Capital Management Singapore (“WellsCap Singapore”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreements with WellsCap and WellsCap Singapore (the “Sub-Advisers”) are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Advisers is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Advisers, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to

28	Wells Fargo Advantage Asia Pacific Fund	Other information (unaudited)

other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was higher than the median performance of the Universe for the one-, three- and ten-year periods under review and lower than the median performance of the Universe for the five-year period. The Board also noted that the performance of the Fund was higher than its benchmark, the Morgan Stanley Composite Index All Country Asia Pacific Index (Net), for the one-, three- and ten-year periods under review and lower than the benchmark for the five-year period.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and the benchmark for the five-year period under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during that period. Funds Management advised the Board that the underperformance during that period was due to sector allocations in 2008 and the Board noted the recent positive performance of the Fund relative to the Universe and the benchmark during the one- and three-year periods under review. The Board was satisfied with the explanation of the underperformance.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were equal to, in range of or lower than the median net operating expense ratios of the expense Groups. The Board and Funds Management agreed to continue the current contractual net expense ratio caps for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to WellsCap and by WellsCap to WellsCap Singapore for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were higher than the median rates for the Fund’s expense Groups for all classes. The Board and Funds Management agreed to continue the current contractual net expense ratio caps for the Fund.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Advisers.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage Asia Pacific Fund	29

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Advisers, because, as affiliates of Funds Management, their profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to funds management and the sub-advisers

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Advisers, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

30	Wells Fargo Advantage Asia Pacific Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

216830 06-13 SA236/SAR236 4-13

Wells Fargo Advantage

Diversified International Fund

Semi-Annual Report

April 30, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $228 billion in assets under management, as of April 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Diversified International Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Investors were heartened by the resilient performance of the German economy and by the fact that the United Kingdom managed to avoid another recession.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Diversified International Fund for the six-month period that ended April 30, 2013. Much of the period was marked by diminished worries of a sovereign debt default in Europe, partially offset by concerns about slowing economic growth in China. Continued monetary easing by global central banks helped support rallies in developed stock markets, but major emerging markets lagged.

Developed markets posted double-digit returns, but major emerging markets lagged.

Global developed equity markets demonstrated continued strength throughout the reporting period despite a budget fight and sequestration cuts in the U.S. and Europe’s seemingly never-ending debt crisis, with Cyprus becoming the newest addition to a list of countries mired in debt. Investors were heartened by the resilient performance of the German economy and by the fact that the United Kingdom managed to avoid another recession. Relatively positive economic data from the U.S. also aided sentiment for developed-market stocks. Although reported U.S. gross domestic product (GDP) growth came in at a moderate 0.4% annualized rate in the fourth quarter of 2012—in part, due to the temporary aftereffects from Hurricane Sandy, which devastated the Eastern Seaboard in October 2012—GDP growth improved to a 2.4% annualized rate for the first quarter of 2013. Monetary easing by major central banks also supported equity markets.

As judged by various MSCI indexes, major emerging markets generally underperformed. Despite China’s smooth transition to a new generation of political leadership, the country’s decelerating growth rate caused its stock market to lag not only developed markets but also the main MSCI Emerging Markets Index (Net)1. Given China’s importance as a buyer of raw commodities from countries such as Brazil, as well as its key role in Asia’s manufacturing chain, fears of a recession in China led to single-digit returns for other emerging markets.

Central banks continued to provide stimulus.

Major central banks, including the U.S. Federal Reserve Board (Fed) and the European Central Bank (ECB), continued to inject liquidity into the banks and the market through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and the financial system. After its September 2012 meeting, the FOMC announced its intention to keep interest rates low until at least mid-2015 and to make open-ended purchases of $40 billion per month in mortgage-backed securities to support the housing market.

After cutting its key rate to 0.75% in July 2012, the ECB announced in September 2012 that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. In May 2013, after the end of the reporting period, the ECB cut its key rate to a historic low of 0.50%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Moreover, in mid-March 2013, the governor of the Bank of Japan resigned to allow Shinzo Abe, the recently reelected prime minister, to appoint a new bank governor who supported using aggressive monetary policies to attack Japan’s persistent deflation.

Letter to shareholders (unaudited)	Wells Fargo Advantage Diversified International Fund	3

The debt crisis in the eurozone returned to center stage but with less impact than before.

Ongoing weakness in the Greek economy made it difficult for the country to meet previously agreed upon austerity targets. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors initially worried that a Greek default would result in another global financial crisis. However, as central banks continued to provide liquidity, investor worries about the effect of a European sovereign debt default on the global economy began to ease. When the tiny eurozone nation of Cyprus was forced to implement capital controls and impose losses on uninsured bank depositors in March 2013, global stock markets remained resilient despite short-term volatility.

Global monetary easing helped push the MSCI EAFE Index (Net)2, an index of developed stock markets, to a 16.90% return for the six-month period. By comparison, the S&P 500 Index3, a barometer of large-cap U.S. stocks, posted a 14.42% return for the reporting period. Within emerging markets, smaller markets, such as the Philippines and Thailand, strongly outperformed the larger markets, such as China, India, and Brazil. The smaller markets are benefiting from high growth rates without some of the imbalances—such as an overreliance on real estate—that are affecting the larger emerging markets.

We employ a diverse array of investment strategies, even as many variables are at work in the market.

The full effect of the European credit crisis remains unknown. Elevated unemployment in the U.S. and Southern Europe continues to pressure consumers and businesses alike. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification4 may not prevent losses in a downturn, we believe it helps manage risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Within emerging markets, smaller markets, such as the Philippines and Thailand, strongly outperformed the larger markets, such as China, India, and Brazil.

1.	The Morgan Stanley Capital International Emerging Markets (MSCI Emerging Markets) Index (Net) is a free float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets. The index is currently composed of 21 emerging markets country indexes. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

2.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

3.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

4	Wells Fargo Advantage Diversified International Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadvisers

Artisan Partners Limited Partnership

LSV Asset Management

Wells Capital Management Incorporated

Portfolio managers

Jeffrey Everett, CFA

Josef Lakonishok

Puneet Mansharamani, CFA

Menno Vermeulen, CFA

Dale Winner, CFA

Mark L. Yockey, CFA

Average annual total returns1 (%) as of April 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SILAX)	9-24-1997	10.46	(2.52)	6.49	17.24	(1.35)	7.12	1.66	1.42
Class B (SILBX)*	9-24-1997	11.35	(2.49)	6.55	16.35	(2.05)	6.55	2.41	2.17
Class C (WFECX)	4-1-1998	15.36	(2.04)	6.32	16.36	(2.04)	6.32	2.41	2.17
Administrator Class (WFIEX)	11-8-1999	–	–	–	17.34	(1.16)	7.33	1.50	1.26
Institutional Class (WFISX)	8-31-2006	–	–	–	17.21	(1.00)	7.45	1.23	1.00
Investor Class (WIEVX)	7-18-2008	–	–	–	17.14	(1.37)	7.04	1.72	1.47
MSCI EAFE® Index (Net)[4]	–	–	–	–	19.39	(0.93)	9.23	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Diversified International Fund	5

Ten largest equity holdings[5] (%) as of April 30, 2013
Toyota Motor Corporation	1.59
Zurich Financial Services AG	1.45
Muenchener Rueckversicherungs-Gesellschaft AG	1.39
Honda Motor Company Limited	1.38
Linde AG	1.37
Allianz AG	1.31
BP plc	1.26
Japan Tobacco Incorporated	1.26
Bayer AG	1.19
Anheuser-Busch InBev NV	1.15

Sector distribution[6] as of April 30, 2013

1.	Historical performance shown for the Investor Class shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to the Investor Class shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.41% for Class A, 2.16% for Class B, 2.16% for Class C, 1.25% for Administrator Class, 0.99% for Institutional Class, and 1.46% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified. Top holdings typically include the underlying ordinary shares combined with any depositary receipts.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Diversified International Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2012	Ending account value 4-30-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,156.34	$7.54	1.41%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.05	1.41%
Class B
Actual	$1,000.00	$1,152.84	$11.53	2.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.08	$10.79	2.16%
Class C
Actual	$1,000.00	$1,152.61	$11.53	2.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.08	$10.79	2.16%
Administrator Class
Actual	$1,000.00	$1,157.66	$6.69	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26	1.25%
Institutional Class
Actual	$1,000.00	$1,159.44	$5.30	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.96	0.99%
Investor Class
Actual	$1,000.00	$1,156.49	$7.81	1.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.30	1.46%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Diversified International Fund	7

Security name	Shares	Value

Common Stocks: 95.93%

Australia: 2.11%
Arrium Limited (Materials, Metals & Mining)	198,700	$175,093
Bendigo Bank Limited (Financials, Commercial Banks)	26,100	299,260
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	46,700	203,338
Downer EDI Limited (Industrials, Commercial Services & Supplies)	42,300	215,315
Goodman Fielder Limited (Consumer Staples, Food Products) †	134,500	108,063
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	20,800	232,453
Metcash Limited (Consumer Staples, Food & Staples Retailing)	28,500	120,843
Perilya Limited (Industrials, Professional Services) †	289,100	44,957
Westfield Group (Financials, REITs)	5,840	70,533
Westpac Banking Corporation (Financials, Commercial Banks)	6,300	220,755

		1,690,610

Austria: 0.44%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	5,300	249,006
Voestalpine AG (Materials, Metals & Mining)	3,400	106,142

		355,148

Belgium: 2.12%
Anheuser-Busch InBev NV (Consumer Staples, Beverages) «	9,698	922,762
Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	3,600	225,720
KBC Groep NV (Financials, Commercial Banks)	3,700	145,207
Telenet Group Holding NV (Telecommunication Services, Diversified Telecommunication Services)	2,545	137,400
Tessenderlo Chemie NV (Materials, Chemicals)	3,600	101,790
UCB SA (Health Care, Pharmaceuticals) «	2,796	165,257

		1,698,136

Brazil: 0.92%
Banco do Brasil SA (Financials, Commercial Banks)	12,100	151,980
BM&FBOVESPA SA (Financials, Diversified Financial Services)	9,400	65,259
Companhia de Saneamento Basico do Estado de Sao Paulo (Utilities, Water Utilities)	17,700	249,034
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	5,300	123,179
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	7,000	145,250

		734,702

Canada: 3.49%
Barrick Gold Corporation (Materials, Metals & Mining)	15,266	300,941
Canadian Pacific Railway Limited (Industrials, Road & Rail)	6,046	753,453
Cenovus Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	11,290	338,023
Magna International Incorporated Class A (Consumer Discretionary, Auto Components) «	4,500	270,683
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	3,400	230,570
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	4,293	133,846
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals) †	6,539	497,487
WestJet Airlines Limited (Industrials, Airlines)	11,100	272,583

		2,797,586

China: 3.87%
AutoNavi Holdings Limited ADR (Information Technology, Software) «†	16,608	181,858
Baidu.com Incorporated ADR (Information Technology, Internet Software & Services) †	7,848	673,751

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Diversified International Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Shares	Value

China (continued)
Biostime International Holdings Limited (Consumer Staples, Food Products)	27,500	$158,405
China Communications Services Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	220,000	161,028
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	48,000	525,454
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	284,000	310,710
China Railway Construction Corporation Limited (Industrials, Construction & Engineering)	141,500	142,774
Industrial & Commercial Bank of China Limited Class H (Financials, Commercial Banks)	513,000	360,944
Shenguan Holdings Group Limited (Consumer Staples, Food Products)	172,000	87,328
Tencent Holdings Limited (Information Technology, Internet Software & Services)	9,200	315,592
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	444,241	186,051

		3,103,895

Denmark: 0.19%
H. Lundbeck A/S (Health Care, Pharmaceuticals) «	4,100	81,984
Rockwool International A/S B Shares (Industrials, Building Products)	563	74,339

		156,323

Finland: 0.46%
Metso Oyj (Industrials, Machinery)	5,883	241,648
TietoEnator Oyj (Information Technology, IT Services)	5,800	124,199

		365,847

France: 5.49%
Arkema SA (Industrials, Professional Services)	910	85,256
AXA SA (Financials, Insurance)	7,500	140,403
BNP Paribas SA (Financials, Commercial Banks)	3,600	200,593
Credit Agricole SA (Financials, Commercial Banks) †	10,900	99,780
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	752	130,231
Pernod-Ricard SA (Consumer Staples, Beverages)	2,717	336,347
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	6,434	705,145
Schneider Electric SA (Industrials, Electrical Equipment)	6,082	463,761
SCOR SE (Financials, Insurance) «	7,700	233,688
Societe Generale SA (Financials, Diversified Financial Services) †	3,700	134,390
Total SA (Energy, Oil, Gas & Consumable Fuels)	14,603	735,987
Unibail-Rodamco SA (Financials, Real Estate Management & Development)	1,879	491,198
Vivendi SA (Telecommunication Services, Wireless Telecommunication Services)	12,000	271,819
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	3,027	379,387

		4,407,985

Germany: 12.24%
Allianz AG (Financials, Insurance) «	7,142	1,053,904
BASF SE (Materials, Chemicals) «	2,900	270,855
Bayer AG (Health Care, Pharmaceuticals) «	9,165	956,174
Beiersdorf AG (Consumer Staples, Personal Products)	4,927	445,963
Brenntag AG (Materials, Chemicals)	2,183	372,156
Daimler AG (Consumer Discretionary, Automobiles)	4,800	265,592
Deutsche Bank AG (Financials, Commercial Banks)	3,300	151,717
Deutsche Post AG (Industrials, Air Freight & Logistics)	23,613	560,371
E.ON AG (Utilities, Electric Utilities) «	6,200	112,352
Hannover Rueckversicherung AG (Financials, Insurance)	2,200	185,774
Heidelbergcement AG (Materials, Construction Materials) «	5,553	399,803

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Diversified International Fund	9

Security name	Shares	Value

Germany (continued)
Kabel Deutschland Holding AG (Consumer Discretionary, Media)	5,351	$508,582
Linde AG (Materials, Chemicals)	5,806	1,097,996
Metro AG (Consumer Staples, Food & Staples Retailing) «	21,723	677,297
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance) «	5,594	1,118,683
Norddeutsche Affinerie AG (Materials, Metals & Mining)	1,800	113,097
RWE AG (Utilities, Multi-Utilities)	2,900	104,397
SAP AG (Information Technology, Software)	5,752	456,854
Siemens AG (Industrials, Industrial Conglomerates)	6,372	665,455
Volkswagen AG (Consumer Discretionary, Automobiles) «	1,600	311,011

		9,828,033

Hong Kong: 4.11%
AIA Group Limited (Financials, Insurance)	203,000	901,187
Beijing Enterprises Holdings Limited (Financials, Diversified Financial Services)	18,500	138,390
China Everbright Limited (Financials, Capital Markets)	404,000	642,431
China Resources Land Limited (Financials, Real Estate Management & Development)	104,600	316,759
Guangdong Investment Limited (Utilities, Water Utilities)	194,000	187,746
Hengdeli Holdings Limited (Consumer Discretionary, Specialty Retail)	1,729,424	503,663
Hong Kong Land Holdings Limited (Financials, Real Estate Management & Development)	24,058	174,661
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	178,500	121,681
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	226,500	101,573
Sino Land Company (Financials, Real Estate Management & Development)	37,690	61,974
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	42,000	145,319

		3,295,384

India: 0.63%
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	16,734	99,146
Grasim Industries GDR (Industrials, Construction & Engineering)	1,800	98,172
Tata Motors Limited ADR (Consumer Discretionary, Auto Components) «	7,700	212,058
Tata Steel Limited GDR (Industrials, Machinery)	17,100	97,727

		507,103

Indonesia: 0.18%
PT Bank Rakyat Indonesia Tbk (Financials, Commercial Banks)	150,500	145,508

Ireland : 1.25%
Covidien plc (Health Care, Health Care Equipment & Supplies)	10,424	665,468
CRH plc (Materials, Construction Materials)	15,836	340,462

		1,005,930

Israel: 0.44%
Bank Hapoalim Limited (Financials, Commercial Banks) †	38,000	176,485
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	4,600	180,022

		356,507

Italy: 1.83%
Enel SpA (Utilities, Electric Utilities)	48,100	185,982
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	30,391	726,825
Intesa Sanpaolo SpA (Financials, Commercial Banks)	308,666	559,748

		1,472,555

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Diversified International Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Shares	Value

Japan: 18.25%
Adeka Corporation (Materials, Chemicals)	20,600	$185,112
Alpine Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	11,600	118,160
Aozora Bank Limited (Financials, Commercial Banks)	41,000	128,276
Asahi Glass Company Limited (Industrials, Building Products)	76,000	595,620
Capcom Company Limited (Information Technology, Software)	27,600	454,408
Credit Saison Company Limited (Financials, Consumer Finance)	1,400	40,886
Daiwa Securities Group Incorporated (Financials, Capital Markets)	75,000	663,948
Eizo Nanao Corporation (Information Technology, Computers & Peripherals)	7,300	126,253
Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	23,000	117,495
Hitachi Capital Corporation (Financials, Consumer Finance)	5,100	126,918
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	27,900	1,109,017
Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	43,000	160,117
Itochu Corporation (Industrials, Trading Companies & Distributors)	53,500	661,307
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	26,800	1,013,058
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	28,500	154,362
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	8,400	403,262
Kyorin Company Limited (Health Care, Pharmaceuticals)	7,900	211,023
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	11,000	165,985
Marubeni Corporation (Industrials, Trading Companies & Distributors)	30,000	214,495
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	1,800	89,737
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	5,500	98,620
Mitsubishi Heavy Industries Limited (Industrials, Machinery)	6,000	41,299
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	90,300	614,134
Mitsui Engineering & Shipbuilding Company Limited (Industrials, Machinery)	121,000	223,419
Mitsui OSK Lines Limited (Industrials, Marine) †	149,000	619,018
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	154,300	340,304
NGK Insulators Limited (Industrials, Electrical Equipment)	28,000	337,775
Nichirei Corporation (Consumer Staples, Food Products)	21,000	123,434
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	5,600	277,171
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	24,700	257,426
Nitto Denko Corporation (Materials, Chemicals)	7,200	472,688
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	100	165,154
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	2,000	131,713
Otsuka Holdings Company Limited (Health Care, Health Care Providers & Services)	6,000	216,033
Rengo Company Limited (Materials, Containers & Packaging)	23,000	111,125
Sankyu Incorporated (Industrials, Road & Rail)	28,000	124,942
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	5,600	147,116
Seino Holdings Company Limited (Industrials, Transportation Infrastructure)	3,000	26,189
Sharp Corporation (Consumer Discretionary, Household Durables) «†	114,000	395,261
Sojitz Corporation (Industrials, Trading Companies & Distributors)	77,400	121,477
Sumitomo Corporation (Consumer Discretionary, Distributors)	19,900	248,227
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	8,000	377,904
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	60,000	300,969
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	2,000	109,760
Toshiba TEC Corporation (Information Technology, Office Electronics)	22,000	129,764
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	22,000	1,272,811
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)	8,960	431,525
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	15,000	196,646

		14,651,343

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Diversified International Fund	11

Security name	Shares	Value

Liechtenstein: 0.14%
Verwaltungs-Und Privat-Bank AG (Financials, Capital Markets)	1,400	$112,175

Malaysia : 0.05%
Astro Malaysia Holdings Bhd (Consumer Discretionary, Media)	41,700	40,432

Netherlands: 3.17%
Aegon NV (Financials, Insurance)	17,300	114,167
Akzo Nobel NV (Materials, Chemicals) «	8,480	511,259
ING Groep NV (Financials, Diversified Financial Services) †	16,600	136,240
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	16,900	266,632
Koninklijke DSM NV (Materials, Chemicals)	2,500	161,096
Koninklijke Vopak NV (Industrials, Transportation Infrastructure) «	3,077	170,438
Nutreco Holding NV (Consumer Staples, Food Products)	1,300	123,386
Unilever NV (Consumer Staples, Food Products)	21,372	909,674
Ziggo NV (Telecommunication Services, Diversified Telecommunication Services) «	4,197	150,424

		2,543,316

Nigeria: 0.18%
Nigerian Breweries plc (Consumer Staples, Beverages)	136,314	142,267

Norway: 1.39%
Atea ASA (Information Technology, IT Services)	8,400	89,951
DnB Nor ASA (Financials, Commercial Banks)	7,800	127,486
Frontline 2012 Limited (Energy, Oil, Gas & Consumable Fuels)144A †	11,711	86,109
Marine Harvest ASA (Consumer Staples, Food Products) «†	547,586	569,759
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	5,700	139,077
Yara International ASA (Materials, Chemicals)	2,200	103,009

		1,115,391

Russia: 1.21%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels) (i)	10,500	214,200
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	4,200	267,566
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	14,461	299,343
Sberbank of Russia (Financials, Commercial Banks)	60,408	191,795

		972,904

Singapore: 0.10%
Global Logistic Properties Limited (Financials, Real Estate Management & Development)	35,000	78,428

South Africa: 0.28%
Exxaro Resources Limited (Materials, Metals & Mining)	6,400	100,370
Imperial Holding Limited (Consumer Discretionary, Distributors)	5,700	126,215

		226,585

South Korea: 2.69%
Hana Financial Group Incorporated (Financials, Commercial Banks)	9,970	318,663
Industrial Bank of Korea (Financials, Commercial Banks)	13,500	154,454
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	126	173,904
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment) 144A	702	485,082

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Diversified International Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Shares	Value

South Korea (continued)
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	4,834	$849,340
Woori Finance Holdings Company Limited (Financials, Commercial Banks)	16,400	177,209

		2,158,652

Spain: 0.40%
Banco Santander Central Hispano SA (Financials, Commercial Banks)	22,800	164,875
Grifols SA (Health Care, Biotechnology)	3,658	146,786
Grifols SA B Shares (Health Care, Biotechnology) †	232	7,159

		318,820

Sweden: 1.03%
Boliden AB (Materials, Metals & Mining)	12,400	196,302
Saab AB (Industrials, Aerospace & Defense)	9,100	199,662
Volvo AB Class B (Industrials, Machinery)	30,881	427,404

		823,368

Switzerland: 8.46%
ABB Limited (Industrials, Electrical Equipment)	23,810	539,041
Actelion Limited (Health Care, Biotechnology)	590	36,074
Baloise Holding AG (Financials, Insurance)	2,000	205,851
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,334	269,287
Credit Suisse Group AG (Financials, Capital Markets)	16,610	460,536
Georg Fischer AG (Industrials, Machinery)	400	173,908
Holcim Limited (Materials, Construction Materials)	4,674	364,198
Nestle SA (Consumer Staples, Food Products)	12,857	918,160
Novartis AG (Health Care, Pharmaceuticals)	8,991	667,701
Roche Holdings AG (Health Care, Pharmaceuticals)	3,001	750,089
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	501	286,925
Swiss Reinsurance AG (Financials, Insurance)	5,901	469,326
UBS AG (Financials, Diversified Financial Services)	20,910	373,313
Valora Holding AG (Consumer Discretionary, Specialty Retail)	600	117,961
Zurich Financial Services AG (Financials, Insurance)	4,164	1,162,588

		6,794,958

United Kingdom: 16.27%
Amlin plc (Financials, Insurance)	19,500	128,552
AstraZeneca plc (Health Care, Pharmaceuticals)	9,400	488,055
Aviva plc (Financials, Insurance)	22,000	104,264
BAE Systems plc (Industrials, Aerospace & Defense)	49,700	289,892
Barclays plc (Financials, Commercial Banks)	50,000	222,168
BP plc (Energy, Oil, Gas & Consumable Fuels)	139,932	1,013,782
British Land Company plc (Financials, REITs)	19,177	177,093
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	70,500	302,470
Capita plc (Industrials, Commercial Services & Supplies)	37,924	531,656
Chemring Group plc (Industrials, Aerospace & Defense)	29,395	123,786
Cobham plc (Industrials, Aerospace & Defense)	38,400	149,420
Debenhams plc (Consumer Discretionary, Multiline Retail)	457,053	590,689
Diageo plc (Consumer Staples, Beverages)	4,429	135,119
Firstgroup plc (Industrials, Road & Rail)	32,500	106,571

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Diversified International Fund	13

Security name		Shares	Value

United Kingdom (continued)
GlaxoSmithKline plc (Health Care, Pharmaceuticals)		4,400	$113,491
HSBC Holdings plc (Financials, Commercial Banks)		53,725	587,097
Imperial Tobacco Group plc (Consumer Staples, Tobacco)		14,101	503,787
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		3,349	98,737
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)		42,600	252,184
Johnson Matthey plc (Materials, Chemicals)		7,231	272,270
Land Securities Group plc (Financials, REITs)		24,395	331,004
Man Group plc (Financials, Capital Markets)		388,612	616,931
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		36,500	82,098
Meggitt plc (Industrials, Aerospace & Defense)		29,457	214,417
Old Mutual plc (Financials, Commercial Banks)		59,600	189,788
Pace plc (Consumer Discretionary, Household Durables)		36,800	141,936
Prudential plc (Financials, Insurance)		8,667	148,765
Reckitt Benckiser Group plc (Consumer Staples, Household Products)		5,706	416,226
Rolls-Royce Holdings plc (Industrials, Aerospace & Defense)		10,675	187,377
Rolls-Royce Holdings plc Class C (Industrials, Aerospace & Defense) †(i)(a)		1,270,325	1,973
Royal & Sun Alliance Insurance Group plc (Financials, Insurance)		53,200	91,976
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)		19,000	664,942
SABMiller plc (Consumer Staples, Beverages)		11,999	646,481
Smiths Group plc (Industrials, Industrial Conglomerates)		20,061	389,522
Standard Chartered plc (Financials, Commercial Banks)		8,058	202,398
Tesco plc (Consumer Staples, Food & Staples Retailing)		39,100	222,385
Tullett Prebon plc (Financials, Capital Markets)		20,600	78,238
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		111,300	339,206
Vodafone Group plc ADR (Telecommunication Services, Wireless Telecommunication Services)		18,872	577,294
WH Smith plc (Consumer Discretionary, Specialty Retail)		15,600	179,198
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)		48,700	220,968
Wolseley plc (Industrials, Trading Companies & Distributors)		11,891	587,928
WPP plc (Consumer Discretionary, Media)		20,646	341,230

			13,063,364

United States: 2.54%
Apple Incorporated (Information Technology, Computers & Peripherals)		719	318,337
Bank of America Corporation (Financials, Diversified Financial Services)		19,436	239,257
KKR & Company LP (Financials, Capital Markets)		13,704	287,784
Liberty Global Incorporated Class A (Consumer Discretionary, Media) †		2,809	203,287
QUALCOMM Incorporated (Information Technology, Communications Equipment)		7,112	438,241
Schlumberger Limited (Energy, Energy Equipment & Services)		5,915	440,253
Virgin Media Incorporated (Consumer Discretionary, Media) «		2,329	113,606

			2,040,765

Total Common Stocks (Cost $68,308,278)			77,004,020

	Dividend yield

Preferred Stocks: 0.84%

Brazil: 0.27%
Companhia Energetica de Minas Gerais SA (Utilities, Oil, Gas & Consumable Fuels) ±	4.44%	6,300	80,578
Companhia Vale Do Rio Doce Class A (Materials, Metals & Mining) ±	3.20	8,400	137,037

			217,615

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Diversified International Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Dividend yield	Shares	Value

Germany: 0.57%
Henkel AG & Company KGaA ADR (Consumer Staples, Household Products) ±	1.24%	4,872	$459,399

Total Preferred Stocks (Cost $653,179)			677,014

	Yield
Short-Term Investments: 11.06%

Investment Companies: 11.06%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.13	910,389	910,389
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.18	7,964,436	7,964,436

Total Short-Term Investments (Cost $8,874,825)			8,874,825

Total investments in securities (Cost $77,836,282) *	107.83%	86,555,859
Other assets and liabilities, net	(7.83)	(6,282,969)

Total net assets	100.00%	$80,272,890

†	Non-income-earning security

«	All or a portion of this security is on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security

±	Variable rate investment. The rate shown is the rate in effect at period end.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $80,514,199 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$13,696,158
Gross unrealized depreciation	(7,654,498)

Net unrealized appreciation	$6,041,660

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—April 30, 2013 (unaudited)	Wells Fargo Advantage Diversified International Fund	15

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$77,681,034
In affiliated securities, at value (see cost below)	8,874,825

Total investments, at value (see cost below)	86,555,859
Foreign currency, at value (see cost below)	989,766
Receivable for investments sold	517,772
Receivable for Fund shares sold	134,405
Receivable for dividends	447,119
Receivable for securities lending income	17,985
Unrealized gains on forward foreign currency contracts	22,351
Prepaid expenses and other assets	30,939

Total assets	88,716,196

Liabilities
Payable for investments purchased	230,026
Payable for Fund shares redeemed	87,647
Unrealized losses on forward foreign currency contracts	8,301
Payable upon receipt of securities loaned	7,964,436
Advisory fee payable	18,576
Distribution fees payable	680
Due to other related parties	20,901
Accrued expenses and other liabilities	112,739

Total liabilities	8,443,306

Total net assets	$80,272,890

NET ASSETS CONSIST OF
Paid-in capital	$178,671,764
Undistributed net investment income	713,098
Accumulated net realized losses on investments	(107,850,395)
Net unrealized gains on investments	8,738,423

Total net assets	$80,272,890

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$26,340,113
Shares outstanding – Class A	2,353,453
Net asset value per share – Class A	$11.19
Maximum offering price per share – Class A2	$11.87
Net assets – Class B	$220,226
Shares outstanding – Class B	20,504
Net asset value per share – Class B	$10.74
Net assets – Class C	$961,390
Shares outstanding – Class C	92,361
Net asset value per share – Class C	$10.41
Net assets – Administrator Class	$4,438,825
Shares outstanding – Administrator Class	389,956
Net asset value per share – Administrator Class	$11.38
Net assets – Institutional Class	$3,552,753
Shares outstanding – Institutional Class	330,724
Net asset value per share – Institutional Class	$10.74
Net assets – Investor Class	$44,759,583
Shares outstanding – Investor Class	4,014,892
Net asset value per share – Investor Class	$11.15
Investments in unaffiliated securities (including securities on loan), at cost	$68,961,457

Investments in affiliated securities, at cost	$8,874,825

Total investments, at cost	$77,836,282

Securities on loan, at value	$7,571,377

Foreign currency, at cost	$988,762

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Diversified International Fund	Statement of operations—six months ended April 30, 2013 (unaudited)

Investment income
Dividends*	$1,207,058
Securities lending income, net	39,159
Income from affiliated securities	1,127

Total investment income	1,247,344

Expenses
Advisory fee	321,963
Administration fees
Fund level	18,939
Class A	31,261
Class B	331
Class C	965
Administrator Class	1,888
Institutional Class	2,142
Investor Class	66,532
Shareholder servicing fees
Class A	30,059
Class B	318
Class C	928
Administrator Class	4,720
Investor Class	51,721
Distribution fees
Class B	953
Class C	2,783
Custody and accounting fees	92,394
Professional fees	18,109
Registration fees	29,896
Shareholder report expenses	28,908
Trustees’ fees and expenses	6,288
Other fees and expenses	33,116

Total expenses	744,214
Less: Fee waivers and/or expense reimbursements	(210,268)

Net expenses	533,946

Net investment income	713,398

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	1,255,842
Forward foreign currency contract transactions	(589)

Net realized gains on investments	1,255,253

Net change in unrealized gains (losses) on:
Unaffiliated securities	9,061,803
Forward foreign currency contract transactions	14,050

Net change in unrealized gains (losses) on investments	9,075,853

Net realized and unrealized gains (losses) on investments	10,331,106

Net increase in net assets resulting from operations	$11,044,504

* Net of foreign dividend withholding taxes in the amount of	$91,222

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Diversified International Fund	17

	Six months ended April 30, 2013 (unaudited)		Year ended October 31, 2012

Operations
Net investment income		$713,398		$4,566,595
Net realized gains (losses) on investments		1,255,253		(12,771,274)
Net change in unrealized gains (losses) on investments		9,075,853		14,555,023

Net increase in net assets resulting from operations		11,044,504		6,350,344

Distributions to shareholders from
Net investment income
Class A		(1,279,375)		(338,231)
Class B		(14,233)		(191)
Class C		(34,916)		(4,213)
Administrator Class		(198,977)		0
Institutional Class		(617,382)		(8,142,523)
Investor Class		(2,250,592)		(563,955)

Total distributions to shareholders		(4,395,475)		(9,049,113)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	215,057	2,293,584	67,824	669,301
Class B	1,190	12,198	3,974	37,717
Class C	25,234	251,224	6,076	53,741
Administrator Class	94,843	1,024,971	71,813	731,021
Institutional Class	534	5,400	2,051,043	19,225,634
Investor Class	315,033	3,331,095	264,997	2,570,757

		6,918,472		23,288,171

Reinvestment of distributions
Class A	124,397	1,251,439	36,260	321,260
Class B	1,470	14,233	20	170
Class C	3,329	31,227	431	3,580
Administrator Class	18,794	192,070	0	0
Institutional Class	20,974	202,192	626,409	5,524,925
Investor Class	221,373	2,218,157	63,062	556,837

		3,909,318		6,406,772

Payment for shares redeemed
Class A	(175,431)	(1,845,156)	(378,146)	(3,686,356)
Class B	(12,670)	(128,612)	(25,904)	(243,145)
Class C	(2,022)	(19,650)	(10,077)	(91,335)
Administrator Class	(59,897)	(638,977)	(88,963)	(874,227)
Institutional Class	(412,836)	(4,202,183)	(45,288,152)	(430,823,339)
Investor Class	(357,431)	(3,753,227)	(684,585)	(6,665,092)

		(10,587,805)		(442,383,494)

Net increase (decrease) in net assets resulting from capital share transactions		239,985		(412,688,551)

Total increase (decrease) in net assets		6,889,014		(415,387,320)

Net assets
Beginning of period		73,383,876		488,771,196

End of period		$80,272,890		$73,383,876

Undistributed net investment income		$713,098		$4,395,175

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Diversified International Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31				Year ended September 30
CLASS A		2012	2011	2010[1]		2010	2009	2008
Net asset value, beginning of period	$10.25	$9.69	$10.29	$9.84		$9.62	$11.68	$19.49
Net investment income	0.10 [2]	0.19 [2]	0.16	0.00	2,[3]	0.09 [2]	0.14 [2]	0.31 [2]
Net realized and unrealized gains (losses) on investments	1.44	0.51	(0.65)	0.45		0.26	(0.69)	(5.91)

Total from investment operations	1.54	0.70	(0.49)	0.45		0.35	(0.55)	(5.60)
Distributions to shareholders from
Net investment income	(0.60)	(0.14)	(0.11)	0.00		(0.13)	(0.23)	(0.23)
Net realized gains	0.00	0.00	0.00	0.00		0.00	(1.28)	(1.98)

Total distributions to shareholders	(0.60)	(0.14)	(0.11)	0.00		(0.13)	(1.51)	(2.21)
Net asset value, end of period	$11.19	$10.25	$9.69	$10.29		$9.84	$9.62	$11.68
Total return[4]	15.63%	7.45%	(4.83)%	4.57%		3.64%	(0.78)%	(32.12)%
Ratios to average net assets (annualized)
Gross expenses	1.96%	1.68%	1.47%	1.54%		1.64%	1.76%	1.67%
Net expenses	1.41%	1.41%	1.41%	1.41%		1.38%	1.41%	1.48%
Net investment income	1.94%	1.96%	1.47%	0.59%		0.99%	1.76%	1.93%
Supplemental data
Portfolio turnover rate	25%	57%	53%	5%		64%	123%	62%
Net assets, end of period (000s omitted)	$26,340	$22,434	$23,862	$29,804		$28,926	$31,742	$37,819

1.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Diversified International Fund	19

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31				Year ended September 30
CLASS B		2012	2011	2010[1]		2010	2009	2008
Net asset value, beginning of period	$9.80	$9.19	$9.74	$9.32		$9.12	$11.07	$18.52
Net investment income (loss)	0.04 [2]	0.10 [2]	0.06 [2]	(0.00	)[2],[3]	(0.05)[2]	0.07 [2]	0.16 [2]
Net realized and unrealized gains (losses) on investments	1.40	0.51	(0.61)	0.42		0.32	(0.64)	(5.58)

Total from investment operations	1.44	0.61	(0.55)	0.42		0.27	(0.57)	(5.42)
Distributions to shareholders from
Net investment income	(0.50)	(0.00)[3]	0.00	0.00		(0.07)	(0.10)	(0.05)
Net realized gains	0.00	0.00	0.00	0.00		0.00	(1.28)	(1.98)

Total distributions to shareholders	(0.50)	(0.00)[3]	0.00	0.00		(0.07)	(1.38)	(2.03)
Net asset value, end of period	$10.74	$9.80	$9.19	$9.74		$9.32	$9.12	$11.07
Total return[4]	15.28%	6.69%	(5.65)%	4.51%		3.00%	(1.50)%	(32.61)%
Ratios to average net assets (annualized)
Gross expenses	2.71%	2.35%	2.23%	2.28%		2.39%	2.51%	2.43%
Net expenses	2.16%	2.12%	2.16%	2.16%		2.13%	2.16%	2.23%
Net investment income (loss)	0.83%	1.11%	0.64%	(0.16)%		(0.59)%	0.93%	1.03%
Supplemental data
Portfolio turnover rate	25%	57%	53%	5%		64%	123%	62%
Net assets, end of period (000s omitted)	$220	$299	$482	$1,084		$1,046	$1,739	$3,213

1.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Diversified International Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31				Year ended September 30
CLASS C		2012	2011	2010[1]		2010	2009	2008
Net asset value, beginning of period	$9.54	$9.01	$9.59	$9.17		$8.98	$10.98	$18.46
Net investment income (loss)	0.07 [2]	0.11 [2]	0.07 [2]	(0.00	)[2],[3]	0.02 [2]	0.07 [2]	0.17 [2]
Net realized and unrealized gains (losses) on investments	1.33	0.48	(0.61)	0.42		0.25	(0.65)	(5.56)

Total from investment operations	1.40	0.59	(0.54)	0.42		0.27	(0.58)	(5.39)
Distributions to shareholders from
Net investment income	(0.53)	(0.06)	(0.04)	0.00		(0.08)	(0.14)	(0.11)
Net realized gains	0.00	0.00	0.00	0.00		0.00	(1.28)	(1.98)

Total distributions to shareholders	(0.53)	(0.06)	(0.04)	0.00		(0.08)	(1.42)	(2.09)
Net asset value, end of period	$10.41	$9.54	$9.01	$9.59		$9.17	$8.98	$10.98
Total return[4]	15.26%	6.67%	(5.65)%	4.58%		3.07%	(1.47)%	(32.64)%
Ratios to average net assets (annualized)
Gross expenses	2.71%	2.43%	2.22%	2.28%		2.39%	2.51%	2.42%
Net expenses	2.16%	2.16%	2.16%	2.16%		2.12%	2.16%	2.23%
Net investment income (loss)	1.40%	1.21%	0.72%	(0.16)%		0.20%	0.92%	1.11%
Supplemental data
Portfolio turnover rate	25%	57%	53%	5%		64%	123%	62%
Net assets, end of period (000s omitted)	$961	$628	$625	$744		$718	$719	$995

1.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Diversified International Fund	21

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31				Year ended September 30
ADMINISTRATOR CLASS		2012	2011	2010[1]		2010	2009	2008
Net asset value, beginning of period	$10.42	$9.68	$10.28	$9.83		$9.59	$11.67	$19.48
Net investment income	0.11 [2]	0.21 [2]	0.05 [2]	0.00	[2],[3]	0.12 [2]	0.16 [2]	0.31 [2]
Net realized and unrealized gains (losses) on investments	1.46	0.53	(0.52)	0.45		0.26	(0.70)	(5.87)

Total from investment operations	1.57	0.74	(0.47)	0.45		0.38	(0.54)	(5.56)
Distributions to shareholders from
Net investment income	(0.61)	0.00	(0.13)	0.00		(0.14)	(0.26)	(0.27)
Net realized gains	0.00	0.00	0.00	0.00		0.00	(1.28)	(1.98)

Total distributions to shareholders	(0.61)	0.00	(0.13)	0.00		(0.14)	(1.54)	(2.25)
Net asset value, end of period	$11.38	$10.42	$9.68	$10.28		$9.83	$9.59	$11.67
Total return[4]	15.77%	7.64%	(4.69)%	4.58%		3.87%	(0.66)%	(31.98)%
Ratios to average net assets (annualized)
Gross expenses	1.80%	1.52%	1.35%	1.38%		1.46%	1.58%	1.50%
Net expenses	1.25%	1.25%	1.24%	1.25%		1.22%	1.25%	1.25%
Net investment income	2.16%	2.11%	0.44%	0.75%		1.31%	2.02%	1.92%
Supplemental data
Portfolio turnover rate	25%	57%	53%	5%		64%	123%	62%
Net assets, end of period (000s omitted)	$4,439	$3,504	$3,421	$202,247		$193,626	$261,004	$293,831

1.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Diversified International Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31				Year ended September 30
INSTITUTIONAL CLASS		2012	2011	2010[1]		2010	2009	2008
Net asset value, beginning of period	$10.20	$9.69	$10.29	$9.84		$9.60	$11.69	$19.50
Net investment income	0.09 [2]	0.19 [2]	0.23	0.00	[2],[3]	0.15 [2]	0.18 [2]	0.38 [2]
Net realized and unrealized gains (losses) on investments	1.43	0.51	(0.68)	0.45		0.24	(0.70)	(5.90)

Total from investment operations	1.52	0.70	(0.45)	0.45		0.39	(0.52)	(5.52)
Distributions to shareholders from
Net investment income	(0.98)	(0.19)	(0.15)	0.00		(0.15)	(0.29)	(0.31)
Net realized gains	0.00	0.00	0.00	0.00		0.00	(1.28)	(1.98)

Total distributions to shareholders	(0.98)	(0.19)	(0.15)	0.00		(0.15)	(1.57)	(2.29)
Net asset value, end of period	$10.74	$10.20	$9.69	$10.29		$9.84	$9.60	$11.69
Total return[4]	15.94%	7.51%	(4.48)%	4.57%		4.13%	(0.41)%	(31.79)%
Ratios to average net assets (annualized)
Gross expenses	1.53%	1.20%	1.03%	1.11%		1.19%	1.31%	1.23%
Net expenses	0.99%	0.99%	0.99%	0.99%		0.96%	0.99%	1.04%
Net investment income	1.83%	1.96%	2.17%	1.00%		1.63%	2.30%	2.46%
Supplemental data
Portfolio turnover rate	25%	57%	53%	5%		64%	123%	62%
Net assets, end of period (000s omitted)	$3,553	$7,367	$419,925	$199,081		$194,651	$69,698	$59,620

1.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Diversified International Fund	23

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31				Year ended September 30
INVESTOR CLASS		2012	2011	2010[1]		2010	2009	2008[2]
Net asset value, beginning of period	$10.21	$9.65	$10.26	$9.81		$9.58	$11.68	$14.27
Net investment income	0.10 [3]	0.18	0.13	0.00	3,[4]	0.11 [3]	0.14 [3]	0.04 [3]
Net realized and unrealized gains (losses) on investments	1.43	0.52	(0.63)	0.45		0.24	(0.70)	(2.63)

Total from investment operations	1.53	0.70	(0.50)	0.45		0.35	(0.56)	(2.59)
Distributions to shareholders from
Net investment income	(0.59)	(0.14)	(0.11)	0.00		(0.12)	(0.26)	0.00
Net realized gains	0.00	0.00	0.00	0.00		0.00	(1.28)	0.00

Total distributions to shareholders	(0.59)	(0.14)	(0.11)	0.00		(0.12)	(1.54)	0.00
Net asset value, end of period	$11.15	$10.21	$9.65	$10.26		$9.81	$9.58	$11.68
Total return[5]	15.65%	7.43%	4.97%	4.59%		3.74%	(0.82)%	(18.15)%
Ratios to average net assets (annualized)
Gross expenses	2.02%	1.74%	1.54%	1.61%		1.73%	1.87%	1.85%
Net expenses	1.46%	1.46%	1.46%	1.46%		1.43%	1.46%	1.46%
Net investment income	1.85%	1.91%	1.43%	0.54%		1.18%	1.75%	1.60%
Supplemental data
Portfolio turnover rate	25%	57%	53%	5%		64%	123%	62%
Net assets, end of period (000s omitted)	$44,760	$39,152	$40,456	$48,070		$46,282	$47,569	$47,062

1.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

2.	For the period from July 18, 2008 (commencement of class operations) to September 30, 2008

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005

5.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Diversified International Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Diversified International Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On April 30, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which includes items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Notes to financial statements (unaudited)	Wells Fargo Advantage Diversified International Fund	25

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

26	Wells Fargo Advantage Diversified International Fund	Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

At October 31, 2012, capital loss carryforwards which are available to offset future net realized capital gains were as follows:

Pre-enactment capital loss expiration*	Post-enactment capital losses**
2017	Short-term	Long-term
$89,306,475	$8,730,844	$7,626,572

*	Losses incurred in taxable years beginning before December 22, 2010.

**	Losses incurred in taxable years which began after December 22, 2010 are carried forward for an unlimited period.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Advantage Diversified International Fund	27

As of April 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$76,736,454	$267,566	$0	$77,004,020
Preferred stocks	677,014	0	0	677,014
Short-term investments
Investment companies	910,389	7,964,436	0	8,874,825
	$78,323,857	$8,232,002	$0	$86,555,859

As of April 30, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$14,050	$0	$14,050

+	Forward foreign currency contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.85% and declining to 0.70% as the average daily net assets of the Fund increase. For the six months ended April 30, 2013, the advisory fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fees for subadvisory services are borne by Funds Management. Artisan Partners Limited Partnership, LSV Asset Management, and WellsCap, an affiliate of Funds Management, are the subadvisers to the Fund and are entitled to receive a fee from Funds Management which is calculated based on the average daily net assets of each subadvisers’ portion of the Fund as follows:

	Annual sub-advisory fee
	starting at	declining to
Artisan Partners Limited Partnership	0.80%	0.50%
LSV Asset Management	0.35	0.30
WellsCap	0.45	0.40

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

28	Wells Fargo Advantage Diversified International Fund	Notes to financial statements (unaudited)

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.41% for Class A, 2.16% for Class B, 2.16% for Class C, 1.25% for Administrator Class, 0.99% for Institutional Class, and 1.46% for Investor Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended April 30, 2013, Wells Fargo Funds Distributor, LLC received $967 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2013 were $19,781,294 and $18,444,748, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2013, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At April 30, 2013, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver		U.S. value at April 30, 2013	In exchange for U.S. $	Unrealized gains (losses)
7-8-2013	State Street Bank	41,385,000	JPY	$424,678	$416,377	$(8,301)
7-8-2013	State Street Bank	97,457,000	JPY	1,000,068	1,022,419	22,351

The Fund had average contract amounts of $30,961 and $506,660 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended April 30, 2013.

7. CAPITAL SHARES

As a result of the transfer of assets from Funds Management, former program manager of the 529 college savings plans for the State of Wisconsin, to a new program manager, the Fund redeemed assets from its Institutional Class on October 26, 2012 with a value of $108,356,253, representing 59.52% of the Fund. This amount is reflected in the Statement of Changes in Net Assets.

8. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2013, the Fund paid $100 in commitment fees.

For the six months ended April 30, 2013, there were no borrowings by the Fund under the agreement.

Notes to financial statements (unaudited)	Wells Fargo Advantage Diversified International Fund	29

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

30	Wells Fargo Advantage Diversified International Fund	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts were designated as foreign taxes paid for the fiscal year ended October 31, 2012. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount on October 31, 2012	Foreign income as % of ordinary income distributions
$248,122	$0.03	95.70%

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Diversified International Fund	31

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

32	Wells Fargo Advantage Diversified International Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Diversified International Fund	33

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Diversified International Fund (the “Fund”), (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management, for the Fund, (iii) an investment sub-advisory agreement with LSV Asset Management (“LSV”) for the Fund and (iv) an investment sub-advisory agreement with Artisan Partners, LP (“Artisan”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreements with WellsCap, LSV and Artisan (the “Sub-Advisers”) are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Advisers is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Advisers, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

34	Wells Fargo Advantage Diversified International Fund	Other information (unaudited)

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than the median performance of the Universe for all periods under review, except for the ten-year period. The Board also noted that the performance of the Fund was higher than its benchmark, the Morgan Stanley Composite Index Europe Australasia and Far East Index, for all periods under review, except for the ten-year period.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and the benchmark for the ten-year period under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during that period. The Board noted the more recent positive performance of the Fund relative to the Universe and the benchmark for the one-, three- and five-year periods under review. The Board was satisfied with the explanation of the underperformance.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to each Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were higher than the median rates for the Fund’s expense Groups for all classes except the Institutional Class.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. The Board considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Lipper to be similar to the Fund. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and WellsCap. The Board also considered that the sub-advisory fees paid to LSV and Artisan had been negotiated by Funds Management on an arm’s-length basis.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Other information (unaudited)	Wells Fargo Advantage Diversified International Fund	35

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and each Sub-Advisory Agreement Rate were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to WellsCap, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

The Board also received separate profitability information with respect to LSV and Artisan, which are not affiliated with Funds Management. The Board did not deem the profits reported by LSV or Artisan to be at a level that would prevent it from approving the continuation of the sub-advisory agreements with LSV or Artisan.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Advisers

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including WellsCap, and LSV and Artisan as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including WellsCap, or LSV or Artisan, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including WellsCap, and LSV and Artisan were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

36	Wells Fargo Advantage Diversified International Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

216831 06-13 SA237/SAR237 4-13

Wells Fargo Advantage

Emerging Markets Equity Fund

Semi-Annual Report

April 30, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $228 billion in assets under management, as of April 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Emerging Markets Equity Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Investors were heartened by the resilient performance of the German economy and by the fact that the United Kingdom managed to avoid another recession.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Emerging Markets Equity Fund for the six-month period that ended April 30, 2013. Much of the period was marked by diminished worries of a sovereign debt default in Europe, partially offset by concerns about slowing economic growth in China. Continued monetary easing by global central banks helped support rallies in developed stock markets, but major emerging markets lagged.

Developed markets posted double-digit returns, but major emerging markets lagged.

Global developed equity markets demonstrated continued strength throughout the reporting period despite a budget fight and sequestration cuts in the U.S. and Europe’s seemingly never-ending debt crisis, with Cyprus becoming the newest addition to a list of countries mired in debt. Investors were heartened by the resilient performance of the German economy and by the fact that the United Kingdom managed to avoid another recession. Relatively positive economic data from the U.S. also aided sentiment for developed-market stocks. Although reported U.S. gross domestic product (GDP) growth came in at a moderate 0.4% annualized rate in the fourth quarter of 2012—in part, due to the temporary aftereffects from Hurricane Sandy, which devastated the Eastern Seaboard in October 2012—GDP growth improved to a 2.4% annualized rate for the first quarter of 2013. Monetary easing by major central banks also supported equity markets.

As judged by various MSCI indexes, major emerging markets generally underperformed. Despite China’s smooth transition to a new generation of political leadership, the country’s decelerating growth rate caused its stock market to lag not only developed markets but also the main MSCI Emerging Markets Index (Net)1. Given China’s importance as a buyer of raw commodities from countries such as Brazil, as well as its key role in Asia’s manufacturing chain, fears of a recession in China led to single-digit returns for other emerging markets.

Central banks continued to provide stimulus.

Major central banks, including the U.S. Federal Reserve Board (Fed) and the European Central Bank (ECB), continued to inject liquidity into the banks and the market through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and the financial system. After its September 2012 meeting, the FOMC announced its intention to keep interest rates low until at least mid-2015 and to make open-ended purchases of $40 billion per month in mortgage-backed securities to support the housing market.

After cutting its key rate to 0.75% in July 2012, the ECB announced in September 2012 that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. In May 2013, after the end of the reporting period, the ECB cut its key rate to a historic low of 0.50%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Moreover, in mid-March 2013, the governor of the Bank of Japan resigned to allow Shinzo Abe, the recently reelected prime minister, to appoint a new bank governor who supported using aggressive monetary policies to attack Japan’s persistent deflation.

Letter to shareholders (unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	3

The debt crisis in the eurozone returned to center stage but with less impact than before.

Ongoing weakness in the Greek economy made it difficult for the country to meet previously agreed upon austerity targets. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors initially worried that a Greek default would result in another global financial crisis. However, as central banks continued to provide liquidity, investor worries about the effect of a European sovereign debt default on the global economy began to ease. When the tiny eurozone nation of Cyprus was forced to implement capital controls and impose losses on uninsured bank depositors in March 2013, global stock markets remained resilient despite short-term volatility.

Global monetary easing helped push the MSCI EAFE Index (Net)2, an index of developed stock markets, to a 16.90% return for the six-month period. By comparison, the S&P 500 Index3, a barometer of large-cap U.S. stocks, posted a 14.42% return for the reporting period. Within emerging markets, smaller markets, such as the Philippines and Thailand, strongly outperformed the larger markets, such as China, India, and Brazil. The smaller markets are benefiting from high growth rates without some of the imbalances—such as an overreliance on real estate—that are affecting the larger emerging markets.

We employ a diverse array of investment strategies, even as many variables are at work in the market.

The full effect of the European credit crisis remains unknown. Elevated unemployment in the U.S. and Southern Europe continues to pressure consumers and businesses alike. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification4 may not prevent losses in a downturn, we believe it helps manage risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Within emerging markets, smaller markets, such as the Philippines and Thailand, strongly outperformed the larger markets, such as China, India, and Brazil.

1.	The Morgan Stanley Capital International Emerging Markets (MSCI Emerging Markets) Index (Net) is a free float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets. The index is currently composed of 21 emerging markets country indexes. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

2.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

3.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

4	Wells Fargo Advantage Emerging Markets Equity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Derrick Irwin, CFA

Yi (Jerry) Zhang, Ph.D, CFA

Average annual total returns1 (%) as of April 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EMGAX)	9-6-1994	(1.65)	0.36	16.94	4.36	1.56	17.64	1.69	1.69
Class B (EMGBX)*	9-6-1994	(1.38)	0.49	17.05	3.62	0.82	17.05	2.44	2.44
Class C (EMGCX)	9-6-1994	2.59	0.81	16.79	3.59	0.81	16.79	2.44	2.44
Administrator Class (EMGYX)	9-6-1994	–	–	–	4.57	1.79	17.93	1.53	1.52
Institutional Class (EMGNX)	7-30-2010	–	–	–	4.82	1.94	18.02	1.26	1.26
MSCI Emerging Markets Index (Net)[4]	–	–	–	–	3.97	(0.33)	16.14	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to regional risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	5

Ten largest equity holdings[5] (%) as of April 30, 2013
Taiwan Semiconductor Manufacturing Company Limited	4.66
Samsung Electronics Company Limited	4.55
Banco Bradesco SA ADR	2.77
China Mobile Limited	2.64
SINA Corporation	2.27
Campanhia De Bebidas ADR	2.12
Petroleo Brasileiro SA ADR	1.98
Lojas Americanas SA	1.97
Grupo Televisa SAB ADR	1.94
Fomento Economico Mexicano SAB de CV ADR	1.87

Sector distribution[6] as of April 30, 2013

1.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Emerging Markets Growth Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.70% for Class A, 2.45% for Class B, 2.45% for Class C, 1.50% for Administrator Class, and 1.25% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Morgan Stanley Capital International Emerging Markets (MSCI Emerging Markets) Index (Net) is a free float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets. The index is currently composed of 21 emerging markets country indexes. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified. Top holdings typically include the underlying ordinary shares combined with any depositary receipts.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Emerging Markets Equity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2012	Ending account value 4-30-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,058.86	$8.37	1.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.66	$8.20	1.64%
Class B
Actual	$1,000.00	$1,055.56	$12.18	2.39%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.94	$11.93	2.39%
Class C
Actual	$1,000.00	$1,055.40	$12.18	2.39%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.94	$11.93	2.39%
Administrator Class
Actual	$1,000.00	$1,060.30	$7.51	1.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.35	1.47%
Institutional Class
Actual	$1,000.00	$1,061.33	$6.18	1.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.79	$6.06	1.21%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	7

Security name	Shares	Value

Common Stocks: 88.38%

Argentina: 0.24%
Mercadolibre Incorporated (Information Technology, Internet Software & Services) «	92,800	$9,334,752

Brazil: 13.26%
All America Latina Logistica SA (Industrials, Road & Rail)	7,746,970	39,456,016
B2W Companhia Global do Varejo (Consumer Discretionary, Internet & Catalog Retail) †	1,555,290	8,939,565
Banco Bradesco SA ADR (Financials, Commercial Banks) «	6,465,508	107,262,778
BM&FBOVESPA SA (Financials, Diversified Financial Services)	4,036,300	28,021,595
BRF Brasil Foods SA ADR (Consumer Staples, Food Products) «	816,278	20,268,183
Brookfield Incorporacoes SA (Financials, Real Estate Management & Development)	4,603,572	5,039,022
CETIP SA (Financials, Capital Markets)	3,303,137	39,391,653
Cia de Concessoes Rodoviarias (Industrials, Transportation Infrastructure)	1,784,600	17,643,078
Companhia De Bebidas ADR (Consumer Staples, Beverages) «	1,952,200	82,031,444
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	821,400	31,304,136
MRV Engenharia e Participacoes SA (Consumer Discretionary, Household Durables)	2,193,800	9,429,804
Multiplan Empreendimentos IImobilianios SA (Financials, Real Estate Management & Development)	351,300	10,008,297
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels) «	2,069,900	39,638,585
Petroleo Brasileiro SA ADR Class A (Energy, Oil, Gas & Consumable Fuels) «	1,862,953	37,203,171
Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	420,000	4,523,804
Tim Participacoes SA (Telecommunication Services, Wireless Telecommunication Services)	2,150,963	9,073,661
Vale SA Depository Receipt (Materials, Metals & Mining) «	1,441,636	24,637,559

		513,872,351

Chile: 0.24%
Banco Santander Chile ADR (Financials, Commercial Banks) «	281,000	7,485,840
Inversiones La Construccion (Financials, Diversified Financial Services)	100,000	1,917,189

		9,403,029

China: 15.04%
51job Incorporated ADR (Industrials, Professional Services) «†	573,191	33,015,802
Baidu.com Incorporated ADR (Information Technology, Internet Software & Services) †	86,000	7,383,100
Bitauto Holdings Limited ADR (Information Technology, Internet Software & Services) †	292,524	3,325,998
China Life Insurance Company Limited (Financials, Insurance)	19,447,000	53,127,375
China Life Insurance Company Limited ADR (Financials, Insurance)	257,486	10,732,016
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	7,874,500	86,201,784
China Mobile Limited ADR (Telecommunication Services, Wireless Telecommunication Services)	290,633	16,054,567
Ctrip.com International Limited ADR (Consumer Discretionary, Specialty Retail) «†	1,555,374	34,187,121
Dalian Port Company Limited (Industrials, Transportation Infrastructure)	18,732,000	4,103,580
First Tractor Company (Industrials, Machinery) †	7,532,000	5,610,067
Hengan International Group Company Limited (Consumer Staples, Personal Products)	3,274,000	33,836,305
NetEase Incorporated ADR (Information Technology, Internet Software & Services) «	201,800	11,379,502
New Oriental Education & Technology Group Incorporated (Consumer Discretionary, Diversified Consumer Services) «	1,854,189	35,470,636
PetroChina Company Limited (Energy, Oil, Gas & Consumable Fuels)	23,270,000	29,596,709
PetroChina Company Limited ADR (Energy, Oil, Gas & Consumable Fuels)	26,100	3,337,146
Shandong Weigao Group Medical Polymer Company Limited Class H (Health Care, Health Care Equipment & Supplies)	4,300,000	4,128,142
Sichuan Expressway Company (Industrials, Transportation Infrastructure)	22,984,000	7,049,080
SINA Corporation (Information Technology, Internet Software & Services) «†	1,562,917	88,023,485
Sinotrans Limited (Industrials, Air Freight & Logistics)	32,149,000	6,877,102

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Emerging Markets Equity Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Shares	Value

China (continued)
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing)	13,627,000	$19,035,287
Tingyi Holding Corporation (Consumer Staples, Food Products)	12,336,000	34,098,207
Tsingtao Brewery Company Limited (Consumer Staples, Beverages)	8,390,000	56,274,621

		582,847,632

Colombia: 0.39%
Bancolombia SA ADR (Financials, Commercial Banks) «	223,900	15,173,703

Hong Kong: 3.99%
AIA Group Limited (Financials, Insurance)	9,753,200	43,297,841
Belle International Holdings Limited (Consumer Discretionary, Specialty Retail)	12,317,000	20,094,099
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	27,936,000	52,126,992
CNOOC Limited ADR (Energy, Oil, Gas & Consumable Fuels)	52,100	9,760,414
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	15,985,000	10,896,780
Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods) «†	7,371,000	4,065,370
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,033,500	5,863,611
Texwinca Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,382,000	8,618,509

		154,723,616

India: 7.25%
Bharti Airtel Limited (Telecommunication Services, Wireless Telecommunication Services)	4,838,728	28,628,205
Bharti Infratel Limited (Industrials, Construction & Engineering) †	5,218,871	17,223,485
Hindustan Unilever Limited (Consumer Staples, Household Products)	3,262,114	35,348,903
Housing Development Finance Corporation Limited (Financials, Diversified Financial Services)	652,300	10,262,450
ICICI Bank Limited ADR (Financials, Commercial Banks) «	1,478,355	69,216,581
Infosys Technologies Limited ADR (Information Technology, IT Services) «	788,115	32,895,920
ITC Limited (Consumer Staples, Tobacco)	3,907,540	23,851,407
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)144A	1,246,587	36,736,919
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	1,147,500	16,788,111
Ultra Tech Cement Limited (Materials, Construction Materials)	286,000	10,090,823

		281,042,804

Indonesia: 1.20%
PT Astra Agro Lestari Tbk (Consumer Staples, Food Products)	2,659,000	4,840,761
PT Astra International Incorporated Tbk (Consumer Discretionary, Automobiles)	13,535,000	10,232,168
PT Bank Central Asia Tbk (Financials, Commercial Banks)	6,505,500	7,193,019
PT Matahari Department Store Tbk (Consumer Discretionary, Multiline Retail) †	1,833,000	2,281,234
PT Telekomunik Indonesia Persoro Tbk (Telecommunication Services, Diversified Telecommunication Services)	457,477	21,899,424

		46,446,606

Israel: 0.53%
Israel Chemicals Limited (Materials, Chemicals)	1,719,600	20,452,927

Malaysia: 1.73%
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	7,052,700	24,339,638
KLCC Property Holdings Bhd (Real Estate, Real Estate Management & Development)(a)	3,387,900	8,073,057
Resorts World Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	14,607,200	18,051,955
Sime Darby Bhd (Industrials, Industrial Conglomerates)	5,272,137	16,357,921

		66,822,571

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	9

Security name	Shares	Value

Mexico: 9.02%
America Movil SAB de CV ADR (Telecommunication Services, Wireless Telecommunication Services) «	2,422,420	$51,791,340
Cemex SAB de CV ADR (Materials, Construction Materials) «†	2,897,890	32,601,268
Fibra Uno Administracion SAB de CV (Financials, REITs)	6,285,559	24,153,923
Fomento Economico Mexicano SAB de CV ADR (Consumer Staples, Beverages)	639,700	72,535,583
Grupo Financiero Banorte SAB de CV (Financials, Commercial Banks)	5,814,926	43,819,188
Grupo Financiero Santander SAB de CV ADR (Financials, Commercial Banks) †	1,130,741	18,261,467
Grupo Sanborns SA de CV (Consumer Discretionary, Multiline Retail) †	3,645,753	8,497,139
Grupo Televisa SAB ADR (Consumer Discretionary, Media)	2,965,000	75,073,800
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	7,110,500	22,557,214

		349,290,922

Peru: 0.52%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining) «	993,600	19,891,872

Philippines: 0.72%
Ayala Corporation (Financials, Diversified Financial Services)	632,624	9,852,089
Metropolitan Bank & Trust Company (Financials, Commercial Banks)	2,808,093	8,493,867
SM Investments Corporation (Industrials, Industrial Conglomerates)	341,266	9,493,430

		27,839,386

Russia: 4.35%
Gazprom ADR (Energy, Oil, Gas & Consumable Fuels)	839,130	6,658,497
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	763,849	48,428,027
Magnit (Consumer Staples, Food & Staples Retailing) (a)	38,300	8,165,716
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services) «	2,179,300	45,111,510
Sberbank of Russia (Financials, Commercial Banks)	5,517,377	17,517,672
Sberbank of Russia Sponsored ADR (Financials, Commercial Banks)	783,895	10,080,890
Yandex NV Class A (Information Technology, Internet Software & Services) †	1,265,517	32,574,408

		168,536,720

South Africa: 5.37%
Anglo American Platinum Limited (Materials, Metals & Mining) «†	246,832	9,363,029
AngloGold Ashanti Limited ADR (Materials, Metals & Mining) «	1,077,592	21,013,044
Clicks Group Limited (Consumer Staples, Food & Staples Retailing)	450,000	2,868,446
Gold Fields Limited ADR (Materials, Metals & Mining)	960,700	7,166,822
Impala Platinum Holdings Limited (Materials, Metals & Mining)	1,290,758	17,614,780
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)	1,734,043	31,262,437
Sasol Limited (Energy, Oil, Gas & Consumable Fuels)	470,000	20,313,155
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	1,341,500	25,427,730
Standard Bank Group Limited (Financials, Commercial Banks)	1,839,990	22,985,778
Tiger Brands Limited (Consumer Staples, Food Products)	1,611,133	50,112,368

		208,127,589

South Korea: 10.10%
Amorepacific Corporation (Consumer Staples, Personal Products)	6,990	5,712,340
KB Financial Group Incorporated (Financials, Commercial Banks)	330,000	10,787,251
KB Financial Group Incorporated ADR (Financials, Commercial Banks)	93,117	3,054,238
KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services)	3,859,813	62,760,559
KT&G Corporation (Consumer Staples, Tobacco)	739,691	53,262,051

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Emerging Markets Equity Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Shares	Value

South Korea (continued)
Lotte Chilsung Beverage Company Limited (Consumer Staples, Beverages)	5,855	$9,138,968
Lotte Confectionery Company Limited (Consumer Staples, Food & Staples Retailing)	4,927	8,589,703
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	127,736	176,299,573
Samsung Life Insurance Company Limited (Financials, Insurance)	442,137	43,559,307
Shinhan Financial Group Company Limited (Financials, Commercial Banks)	525,945	18,195,319

		391,359,309

Taiwan: 8.03%
104 Corporation (Industrials, Commercial Services & Supplies)	1,655,000	4,626,508
Far Eastern Textile Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	26,613,491	28,631,687
First Financial Holding Company Limited (Financials, Commercial Banks)	14,787,510	9,094,379
Fuhwa Financial Holdings Company Limited (Financials, Capital Markets)	48,050,750	24,422,650
Mediatek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	1,023,881	12,489,738
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)	2,418,000	14,911,765
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)	8,213,000	9,740,275
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	13,035,224	48,365,310
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment) «	6,919,052	132,015,512
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	13,689,000	26,949,407

		311,247,231

Thailand: 3.92%
Bangkok Bank PCL (Financials, Commercial Banks)	3,729,800	28,847,175
PTT Exploration & Production PCL ADR (Energy, Oil, Gas & Consumable Fuels)	4,378,739	22,975,326
PTT PCL (Energy, Oil, Gas & Consumable Fuels)	2,820,600	31,329,322
Siam Commercial Bank PCL (Financials, Commercial Banks)	5,543,000	35,127,700
Thai Beverage PCL (Consumer Staples, Beverages)	68,328,000	33,562,101

		151,841,624

Turkey: 1.33%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples, Beverages)	1,999,953	33,244,233
Turkcell Iletisim Hizmetleri AS ADR (Telecommunication Services, Wireless Telecommunication Services) «†	1,181,462	18,454,436

		51,698,669

United Kingdom: 1.15%
African Barrick Gold Limited (Materials, Metals & Mining)	1,428,500	3,883,180
Standard Chartered plc (Financials, Commercial Banks)	1,620,902	40,713,272

		44,596,452

Total Common Stocks (Cost $3,040,373,292)		3,424,549,765

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Convertible Debentures: 0.00%
Brazil: 0.00%
Lupatech SA (s)(a)(i)	6.50%	4-15-2018	$303,000	$7,148

Total Convertible Debentures (Cost $160,691)				7,148

	Dividend yield		Shares

Preferred Stocks: 2.76%
Brazil: 2.71%
Banco do Estado do Rio Grande do Sul SA (Financials, Commercial Banks) ±	2.32		1,023,000	8,743,371
Lojas Americanas SA (Consumer Discretionary, Multiline Retail) ±	0.44		8,687,103	76,504,688
Vale SA ADR (Materials, Metals & Mining) ±	2.68		1,203,500	19,568,910

				104,816,969

Hong Kong: 0.05%
Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods) †(a)	0.00		3,535,500	1,949,955

Total Preferred Stocks (Cost $90,468,041)				106,766,924

	Yield
Short-Term Investments: 18.12%
Investment Companies: 18.12%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.13		405,815,846	405,815,846
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(u)(l)	0.18		296,302,826	296,302,826

Total Short-Term Investments (Cost $702,118,672)				702,118,672

Total investments in securities
(Cost $3,833,120,696) *	109.26%	4,233,442,509
Other assets and liabilities, net	(9.26)	(358,615,395)

Total net assets	100.00%	$3,874,827,114

«	All or a portion of this security is on loan.

†	Non-income-earning security

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.

(i)	Illiquid security

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	Investment in an affiliate

(v)	Security represents investment of cash collateral received from securities on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $3,840,245,279 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$601,122,166
Gross unrealized depreciation	(207,924,936)

Net unrealized appreciation	$393,197,230

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Emerging Markets Equity Fund	Statement of assets and liabilities—April 30, 2013 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$3,531,323,837
In affiliated securities, at value (see cost below)	702,118,672

Total investments, at value (see cost below)	4,233,442,509
Cash	1,728,700
Foreign currency, at value (see cost below)	33,700,437
Receivable for investments sold	842,495
Receivable for Fund shares sold	18,475,161
Receivable for dividends and interest	7,624,159
Receivable for securities lending income	73,313
Unrealized gains on forward foreign currency contracts	63,117
Prepaid expenses and other assets	141,944

Total assets	4,296,091,835

Liabilities
Payable for investments purchased	115,075,741
Payable for Fund shares redeemed	5,598,816
Payable upon receipt of securities loaned	296,302,826
Advisory fee payable	2,914,269
Distribution fees payable	118,145
Due to other related parties	581,889
Accrued expenses and other liabilities	673,035

Total liabilities	421,264,721

Total net assets	$3,874,827,114

NET ASSETS CONSIST OF
Paid-in capital	$3,533,892,150
Overdistributed net investment income	(3,526,816)
Accumulated net realized losses on investments	(55,608,646)
Net unrealized gains on investments	400,070,426

Total net assets	$3,874,827,114

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$1,166,354,078
Shares outstanding – Class A	53,939,094
Net asset value per share – Class A	$21.62
Maximum offering price per share – Class A2	$22.94
Net assets – Class B	$13,393,423
Shares outstanding – Class B	719,413
Net asset value per share – Class B	$18.62
Net assets – Class C	$181,903,093
Shares outstanding – Class C	9,845,600
Net asset value per share – Class C	$18.48
Net assets – Administrator Class	$911,996,978
Shares outstanding – Administrator Class	40,320,362
Net asset value per share – Administrator Class	$22.62
Net assets – Institutional Class	$1,601,179,542
Shares outstanding – Institutional Class	70,658,816
Net asset value per share – Institutional Class	$22.66

Investments in unaffiliated securities (including securities on loan), at cost	$3,131,002,024

Investments in affiliated securities, at cost	$702,118,672

Total investments, at cost	$3,833,120,696

Securities on loan, at value	$288,583,238

Foreign currency, at cost	$33,896,534

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended April 30, 2013 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	13

Investment income
Dividends *	$24,993,122
Securities lending income, net	448,885
Income from affiliated securities	198,123

Total investment income	25,640,130

Expenses
Advisory fee	16,631,307
Administration fees
Fund level	821,100
Class A	1,406,272
Class B	18,876
Class C	237,326
Administrator Class	320,474
Institutional Class	545,850
Shareholder servicing fees
Class A	1,352,185
Class B	17,948
Class C	228,198
Administrator Class	765,812
Distribution fees
Class B	54,450
Class C	684,593
Custody and accounting fees	827,719
Professional fees	25,145
Registration fees	59,285
Shareholder report expenses	204,491
Trustees’ fees and expenses	8,174
Other fees and expenses	24,744

Total expenses	24,233,949

Net investment income	1,406,181

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(17,196,891)
Forward foreign currency contract transactions	(7,899)

Net realized losses on investments	(17,204,790)

Net change in unrealized gains (losses) on:
Unaffiliated securities	211,240,466
Forward foreign currency contract transactions	63,117

Net change in unrealized gains (losses) on investments	211,303,583

Net realized and unrealized gains (losses) on investments	194,098,793

Net increase in net assets resulting from operations	$195,504,974

* Net of foreign dividend withholding taxes in the amount of	$3,349,406

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Emerging Markets Equity Fund	Statement of changes in net assets

	Six months ended April 30, 2013 (unaudited)		Year ended October 31, 2012

Operations
Net investment income		$1,406,181		$17,499,285
Net realized losses on investments		(17,204,790)		(7,304,463)
Net change in unrealized gains (losses) on investments		211,303,583		(1,924,517)

Net increase in net assets resulting from operations		195,504,974		8,270,305

Distributions to shareholders from
Net investment income
Class A		(3,231,840)		(6,574,355)
Administrator Class		(2,897,616)		(4,991,113)
Institutional Class		(8,737,710)		(6,431,045)
Net realized gains
Class A		0		(10,038,509)
Class B		0		(255,759)
Class C		0		(2,467,330)
Administrator Class		0		(5,617,738)
Institutional Class		0		(5,818,637)

Total distributions to shareholders		(14,867,166)		(42,194,486)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	16,666,308	349,487,865	17,900,209	362,700,130
Class B	8,773	162,271	13,629	240,600
Class C	1,106,723	20,336,909	1,930,039	33,805,473
Administrator Class	18,679,000	413,898,067	20,310,120	432,680,866
Institutional Class	25,162,855	561,935,152	41,870,877	888,749,204

		1,345,820,264		1,718,176,273

Reinvestment of distributions
Class A	146,282	3,088,018	795,372	15,535,892
Class B	0	0	12,679	217,829
Class C	0	0	103,977	1,772,806
Administrator Class	114,076	2,516,527	454,670	9,252,268
Institutional Class	319,622	7,057,247	415,654	8,450,500

		12,661,792		35,229,295

Payment for shares redeemed
Class A	(7,830,309)	(166,896,625)	(17,590,030)	(357,030,080)
Class B	(162,628)	(2,980,078)	(351,930)	(6,181,513)
Class C	(1,738,867)	(31,600,122)	(2,758,512)	(47,493,153)
Administrator Class	(8,070,253)	(179,803,218)	(15,327,870)	(329,325,671)
Institutional Class	(9,544,307)	(213,596,344)	(12,229,468)	(259,675,007)

		(594,876,387)		(999,705,424)

Net increase in net assets resulting from capital share transactions		763,605,669		753,700,144

Total increase in net assets		944,243,477		719,775,963

Net assets
Beginning of period		2,930,583,637		2,210,807,674

End of period		$3,874,827,114		$2,930,583,637

Undistributed (overdistributed) net investment income		$(3,526,816)		$9,934,169

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Emerging Markets Equity Fund	15

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
CLASS A		2012	2011	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$20.48	$20.93	$21.65	$16.99	$12.90	$30.53
Net investment income (loss)	(0.02)	0.10	0.08	0.04 [2]	0.04 [2]	0.16
Net realized and unrealized gains (losses) on investments	1.22	(0.19)	(0.80)	4.63	5.98	(14.22)

Total from investment operations	1.20	(0.09)	(0.72)	4.67	6.02	(14.06)
Distributions to shareholders from
Net investment income	(0.06)	(0.14)	(0.00)[3]	(0.01)	(0.12)	(0.15)
Net realized gains	0.00	(0.22)	0.00	0.00	(1.81)	(3.42)

Total distributions to shareholders	(0.06)	(0.36)	(0.00)[3]	(0.01)	(1.93)	(3.57)
Net asset value, end of period	$21.62	$20.48	$20.93	$21.65	$16.99	$12.90
Total return[4]	5.89%	(0.31)%	(3.32)%	27.51%	57.88%	(51.64)%
Ratios to average net assets (annualized)
Gross expenses	1.64%	1.67%	1.68%	1.91%	2.04%	1.88%
Net expenses	1.64%	1.67%	1.68%	1.89%	2.03%	1.84%
Net investment income (loss)	(0.10)%	0.51%	0.44%	0.27%	0.29%	0.69%
Supplemental data
Portfolio turnover rate	9%	7%	5%	6%	23%	39%
Net assets, end of period (000s omitted)	$1,166,354	$920,709	$917,633	$820,716	$357,354	$128,714

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Emerging Markets Growth Fund and Wells Fargo Advantage Emerging Markets Equity Fund. Evergreen Emerging Markets Growth Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Emerging Markets Growth Fund.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Emerging Markets Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
CLASS B		2012	2011	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$17.64	$18.06	$18.82	$14.87	$11.51	$27.69
Net investment loss	(0.08)[2]	(0.05)[2]	(0.08)[2]	(0.09)[2]	(0.03)	(0.01)
Net realized and unrealized gains (losses) on investments	1.06	(0.15)	(0.68)	4.04	5.20	(12.74)

Total from investment operations	0.98	(0.20)	(0.76)	3.95	5.17	(12.75)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.01)
Net realized gains	0.00	(0.22)	0.00	0.00	(1.81)	(3.42)

Total distributions to shareholders	0.00	(0.22)	0.00	0.00	(1.81)	(3.43)
Net asset value, end of period	$18.62	$17.64	$18.06	$18.82	$14.87	$11.51
Total return[3]	5.56%	(1.06)%	(4.04)%	26.56%	56.75%	(51.99)%
Ratios to average net assets (annualized)
Gross expenses	2.39%	2.41%	2.43%	2.66%	2.80%	2.61%
Net expenses	2.39%	2.41%	2.43%	2.64%	2.79%	2.59%
Net investment loss	(0.92)%	(0.28)%	(0.39)%	(0.54)%	(0.43)%	(0.08)%
Supplemental data
Portfolio turnover rate	9%	7%	5%	6%	23%	39%
Net assets, end of period (000s omitted)	$13,393	$15,408	$21,652	$30,989	$25,499	$17,949

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Emerging Markets Growth Fund and Wells Fargo Advantage Emerging Markets Equity Fund. Evergreen Emerging Markets Growth Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Emerging Markets Growth Fund.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Emerging Markets Equity Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
CLASS C		2012	2011	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$17.51	$17.92	$18.68	$14.77	$11.44	$27.57
Net investment loss	(0.08)[2]	(0.06)	(0.06)[2]	(0.08)[2]	(0.05)	(0.02)
Net realized and unrealized gains (losses) on investments	1.05	(0.13)	(0.70)	3.99	5.19	(12.66)

Total from investment operations	0.97	(0.19)	(0.76)	3.91	5.14	(12.68)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.03)
Net realized gains	0.00	(0.22)	0.00	0.00	(1.81)	(3.42)

Total distributions to shareholders	0.00	(0.22)	0.00	0.00	(1.81)	(3.45)
Net asset value, end of period	$18.48	$17.51	$17.92	$18.68	$14.77	$11.44
Total return[3]	5.54%	(1.01)%	(4.07)%	26.47%	56.84%	(52.01)%
Ratios to average net assets (annualized)
Gross expenses	2.39%	2.42%	2.43%	2.66%	2.79%	2.61%
Net expenses	2.39%	2.42%	2.43%	2.64%	2.78%	2.59%
Net investment loss	(0.88)%	(0.24)%	(0.32)%	(0.50)%	(0.46)%	(0.07)%
Supplemental data
Portfolio turnover rate	9%	7%	5%	6%	23%	39%
Net assets, end of period (000s omitted)	$181,903	$183,471	$200,796	$193,300	$121,216	$56,839

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Emerging Markets Growth Fund and Wells Fargo Advantage Emerging Markets Equity Fund. Evergreen Emerging Markets Growth Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Emerging Markets Growth Fund.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Emerging Markets Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2012	2011	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$21.44	$21.90	$22.63	$17.75	$13.42	$31.59
Net investment income	0.00 [2]	0.14	0.02	0.09 [3]	0.08	0.22
Net realized and unrealized gains (losses) on investments	1.28	(0.18)	(0.73)	4.83	6.25	(14.77)

Total from investment operations	1.28	(0.04)	(0.71)	4.92	6.33	(14.55)
Distributions to shareholders from
Net investment income	(0.10)	(0.20)	(0.02)	(0.04)	(0.19)	(0.20)
Net realized gains	0.00	(0.22)	0.00	0.00	(1.81)	(3.42)

Total distributions to shareholders	(0.10)	(0.42)	(0.02)	(0.04)	(2.00)	(3.62)
Net asset value, end of period	$22.62	$21.44	$21.90	$22.63	$17.75	$13.42
Total return[4]	6.03%	(0.13)%	(3.14)%	27.78%	58.34%	(51.51)%
Ratios to average net assets (annualized)
Gross expenses	1.47%	1.47%	1.47%	1.69%	1.80%	1.61%
Net expenses	1.47%	1.47%	1.47%	1.65%	1.79%	1.59%
Net investment income	0.08%	0.72%	0.70%	0.50%	0.54%	0.89%
Supplemental data
Portfolio turnover rate	9%	7%	5%	6%	23%	39%
Net assets, end of period (000s omitted)	$911,997	$634,428	$529,083	$248,493	$178,856	$141,996

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Emerging Markets Growth Fund and Wells Fargo Advantage Emerging Markets Equity Fund. Evergreen Emerging Markets Growth Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Emerging Markets Growth Fund.

2.	Amount is less than $0.005.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Emerging Markets Equity Fund	19

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2012	2011	2010[1]
Net asset value, beginning of period	$21.50	$21.96	$22.66	$20.11
Net investment income	0.04 [2]	0.22	0.16	0.00	2,[3]
Net realized and unrealized gains (losses) on investments	1.27	(0.22)	(0.81)	2.55

Total from investment operations	1.31	0.00	(0.65)	2.55
Distributions to shareholders from
Net investment income	(0.15)	(0.24)	(0.05)	0.00
Net realized gains	0.00	(0.22)	0.00	0.00

Total distributions to shareholders	(0.15)	(0.46)	(0.05)	0.00
Net asset value, end of period	$22.66	$21.50	$21.96	$22.66
Total return[4]	6.13%	0.13%	(2.89)%	12.68%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.24%	1.24%	1.48%
Net expenses	1.21%	1.24%	1.23%	1.30%
Net investment income	0.38%	1.04%	0.93%	0.02%
Supplemental data
Portfolio turnover rate	9%	7%	5%	6%
Net assets, end of period (000s omitted)	$1,601,180	$1,176,567	$541,644	$197,823

1.	For the period from July 30, 2010 (commencement of class operations) to October 31, 2010

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Emerging Markets Equity Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Emerging Markets Equity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On April 30, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Notes to financial statements (unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	21

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

22	Wells Fargo Advantage Emerging Markets Equity Fund	Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

At October 31, 2012, capital loss carryforwards which are available to offset future net realized capital gains were as follows:

Pre-enactment capital loss expiration*		Post-enactment capital losses**
2016	2017	Short-term
$2,830,910	$22,695,719	$8,890,891
*	Losses incurred in taxable years beginning before December 22, 2010.
**	Losses incurred in taxable years which began after December 22, 2010 are carried forward for an unlimited period.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	23

As of April 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$3,408,310,992	$16,238,773	$0	$3,424,549,765
Preferred stocks	104,816,969	1,949,955	0	106,766,924
Convertible debentures	0	0	7,148	7,148
Short-term investments
Investment companies	405,815,846	296,302,826	0	702,118,672
	$3,918,943,807	$314,491,554	$7,148	$4,233,442,509

As of April 30, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$63,117	$0	$63,117

+	Forward foreign currency contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 1.10% and declining to 0.95% as the average daily net assets of the Fund increase. For the six months ended April 30, 2013, the advisory fee was equivalent to an annual rate of 1.01% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.65% and declining to 0.45% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class

24	Wells Fargo Advantage Emerging Markets Equity Fund	Notes to financial statements (unaudited)

specific expenses. Funds Management has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.70% for Class A shares, 2.45% for Class B shares, 2.45% for Class C shares, 1.50% for Administrator Class shares and 1.25% for Institutional Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months year ended April 30, 2013, Wells Fargo Funds Distributor, LLC received $42,140 from the sale of Class A shares and $6,084, $2,532 and $4,388 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2013 were $922,638,063 and $274,454,633, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2013, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At April 30, 2013, the Fund had forward foreign currency contracts to buy outstanding as follows:

Exchange date	Counterparty	Contracts to receive		U.S. value at April 30, 2013	In exchange for U.S. $	Unrealized gains
5-2-2013	State Street Bank	15,400,131	ZAR	$1,716,179	$1,675,767	$40,412
5-3-2013	State Street Bank	15,541,287	ZAR	1,731,909	1,714,080	17,829
5-7-2013	State Street Bank	15,319,955	ZAR	1,706,320	1,701,444	4,876

The Fund had average contract amounts of $319,562 and $46,851 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended April 30, 2013.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2013, the Fund paid $3,394 in commitment fees.

For the six months ended April 30, 2013, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Notes to financial statements (unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	25

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

26	Wells Fargo Advantage Emerging Markets Equity Fund	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts were designated as foreign taxes paid for the fiscal year ended October 31, 2012. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount on October 31, 2012	Foreign income as % of ordinary income distributions
$3,879,037	$0.03	97.84%

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

28	Wells Fargo Advantage Emerging Markets Equity Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	29

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Emerging Markets Equity Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a

30	Wells Fargo Advantage Emerging Markets Equity Fund	Other information (unaudited)

description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than the median performance of the Universe for all periods under review except for the one-year period. The Board also noted that the performance of the Fund was higher than its benchmark, the Morgan Stanley Composite Index Emerging Markets Index (Net), for all periods under review except for the one-year period.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and the benchmark for the one-year period under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during that period. Funds Management advised the Board that the short-term underperformance was attributable to high volatility in emerging markets. The Board was satisfied with the explanation of the underperformance.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups. Funds Management and the Board agreed to reduce the operating expense ratio caps for Class A, Class B, Class C and the Institutional Class.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were equal to or in range of the median rates for the Fund’s expense Groups for all classes except Class A. The Board and Funds Management agreed to reduce the operating expense ratio caps for Class A.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be

Other information (unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	31

necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

32	Wells Fargo Advantage Emerging Markets Equity Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

216832 06-13 SA238/SAR238 4-13

Wells Fargo Advantage

Emerging Markets Equity Income Fund

Semi-Annual Report

April 30, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $228 billion in assets under management, as of April 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Conservative Income Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Emerging Markets Equity Income Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Investors were heartened by the resilient performance of the German economy and by the fact that the United Kingdom managed to avoid another recession.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Emerging Markets Equity Income Fund for the six-month period that ended April 30, 2013. Much of the period was marked by diminished worries of a sovereign debt default in Europe, partially offset by concerns about slowing economic growth in China. Continued monetary easing by global central banks helped support rallies in developed stock markets, but major emerging markets lagged.

Developed markets posted double-digit returns, but major emerging markets lagged.

Global developed equity markets demonstrated continued strength throughout the reporting period despite a budget fight and sequestration cuts in the U.S. and Europe’s seemingly never-ending debt crisis, with Cyprus becoming the newest addition to a list of countries mired in debt. Investors were heartened by the resilient performance of the German economy and by the fact that the United Kingdom managed to avoid another recession. Relatively positive economic data from the U.S. also aided sentiment for developed-market stocks. Although reported U.S. gross domestic product (GDP) growth came in at a moderate 0.4% annualized rate in the fourth quarter of 2012—in part, due to the temporary aftereffects from Hurricane Sandy, which devastated the Eastern Seaboard in October 2012—GDP growth improved to a 2.4% annualized rate for the first quarter of 2013. Monetary easing by major central banks also supported equity markets.

As judged by various MSCI indexes, major emerging markets generally underperformed. Despite China’s smooth transition to a new generation of political leadership, the country’s decelerating growth rate caused its stock market to lag not only developed markets but also the main MSCI Emerging Markets Index (Net).1 Given China’s importance as a buyer of raw commodities from countries such as Brazil, as well as its key role in Asia’s manufacturing chain, fears of a recession in China led to single-digit returns for other emerging markets.

Central banks continued to provide stimulus.

Major central banks, including the U.S. Federal Reserve Board (Fed) and the European Central Bank (ECB), continued to inject liquidity into the banks and the market through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and the financial system. After its September 2012 meeting, the FOMC announced its intention to keep interest rates low until at least mid-2015 and to make open-ended purchases of $40 billion per month in mortgage-backed securities to support the housing market.

After cutting its key rate to 0.75% in July 2012, the ECB announced in September 2012 that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. In May 2013, after the end of the reporting period, the ECB cut its key rate to a historic low of 0.50%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Moreover, in mid-March 2013, the governor of the Bank of Japan resigned to allow Shinzo Abe, the recently reelected prime minister, to appoint a new bank governor who supported using aggressive monetary policies to attack Japan’s persistent deflation.

1.	The Morgan Stanley Capital International Emerging Markets (MSCI Emerging Markets) Index (Net) is a free float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets. The index is currently composed of 21 emerging markets country indexes. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Letter to shareholders (unaudited)	Wells Fargo Advantage Emerging Markets Equity Income Fund	3

The debt crisis in the eurozone returned to center stage but with less impact than before.

Ongoing weakness in the Greek economy made it difficult for the country to meet previously agreed upon austerity targets. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors initially worried that a Greek default would result in another global financial crisis. However, as central banks continued to provide liquidity, investor worries about the effect of a European sovereign debt default on the global economy began to ease. When the tiny eurozone nation of Cyprus was forced to implement capital controls and impose losses on uninsured bank depositors in March 2013, global stock markets remained resilient despite short-term volatility.

Global monetary easing helped push the MSCI EAFE Index (Net)2, an index of developed stock markets, to a 16.90% return for the six-month period. By comparison, the S&P 500 Index3, a barometer of large-cap U.S. stocks, posted a 14.42% return for the reporting period. Within emerging markets, smaller markets, such as the Philippines and Thailand, strongly outperformed the larger markets, such as China, India, and Brazil. The smaller markets are benefiting from high growth rates without some of the imbalances—such as an overreliance on real estate—that are affecting the larger emerging markets.

We employ a diverse array of investment strategies, even as many variables are at work in the market.

The full effect of the European credit crisis remains unknown. Elevated unemployment in the U.S. and Southern Europe continues to pressure consumers and businesses alike. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification4 may not prevent losses in a downturn, we believe it helps manage risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Within emerging markets, smaller markets, such as the Philippines and Thailand, strongly outperformed the larger markets, such as China, India, and Brazil.

2.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

3.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

4	Wells Fargo Advantage Emerging Markets Equity Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks to achieve long-term capital appreciation and current income.

Adviser

Wells Fargo Funds Management, LLC

Subadvisers

Wells Capital Management Incorporated

Wells Capital Management Singapore

Portfolio managers

Anthony L.T. Cragg

Alison Shimada

Average annual total returns (%) as of April 30, 2013

		Including sales charge	Excluding sales charge	Expense ratios[1] (%)
	Inception date	Since inception	Since inception	Gross	Net[2]
Class A (EQIAX)	5-31-2012	19.48	26.77	4.34	1.65
Class C (EQICX)	5-31-2012	24.90	25.90	5.09	2.40
Administrator Class (EQIDX)	5-31-2012	–	27.04	4.18	1.45
Institutional Class (EQIIX)	5-31-2012	–	27.20	3.91	1.25
MSCI Emerging Markets Index (Net)[3]	–	–	17.10	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to regional risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Emerging Markets Equity Income Fund	5

Ten largest equity holdings[4] (%) as of April 30, 2013
Shin Corporation PCL	2.68
Industrial & Commercial Bank of China Limited Class H	2.25
SK Telecom Company Limited ADR	2.20
China Construction Bank	2.02
United Microelectronics Corporation	2.01
Taiwan Semiconductor Manufacturing Company Limited ADR	1.95
Philippine Long Distance Telephone Company	1.73
Semirara Mining Corporation	1.70
Telefonica Brasil ADR	1.67
China Mobile Limited	1.62

Sector distribution[5] as of April 30, 2013

1.	Reflects the expense ratios as stated in the most recent prospectuses.

2.	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

3.	The Morgan Stanley Capital International Emerging Markets (MSCI Emerging Markets) Index (Net) is a free float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets. The index is currently composed of 21 emerging markets country indexes. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

4.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified. Top holdings typically include the underlying ordinary shares combined with any depositary receipts.

5.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Emerging Markets Equity Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2012	Ending account value 4-30-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,123.84	$8.69	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.61	$8.25	1.65%
Class C
Actual	$1,000.00	$1,119.29	$12.61	2.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.89	$11.98	2.40%
Administrator Class
Actual	$1,000.00	$1,125.30	$7.64	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.25	1.45%
Institutional Class
Actual	$1,000.00	$1,125.87	$6.59	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26	1.25%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Income Fund	7

Security name	Shares	Value

Common Stocks: 90.25%

Brazil: 6.77%
Alupar Investimento SA (Utilities, Electric Utilities) †	13,560	$122,604
BM&FBOVESPA SA (Financials, Diversified Financial Services)	26,200	181,891
EDP Energias Do Brasil SA (Utilities, Electric Utilities)	15,700	96,283
Natura Cosmeticos SA (Consumer Staples, Personal Products)	3,500	88,639
Telefonica Brasil ADR (Telecommunication Services, Diversified Telecommunication Services)	8,500	225,930
Transmissora Alianca de Energia Eletrica SA Composite Unit (Utilities, Electric Utilities)	17,400	200,199

		915,546

Chile: 3.86%
AFP Habitat SA (Financials, Capital Markets)	38,760	77,199
Aguas Andinas SA Class A (Utilities, Water Utilities)	175,000	139,346
CorpBanca NPV (Financials, Commercial Banks)	6,652,471	91,110
Empresa Nacional de Telecomunicaciones SA (Telecommunication Services, Wireless Telecommunication Services)	4,375	84,351
Enersis SA (Utilities, Electric Utilities)	345,000	130,030

		522,036

China: 15.44%
ANTA Sports Products Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	133,000	111,402
China BlueChemical Limited (Materials, Chemicals)	136,000	82,895
China Construction Bank (Financials, Commercial Banks)	326,000	273,062
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	20,000	218,939
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	92,000	100,653
Cosco Pacific Limited (Industrials, Transportation Infrastructure)	112,000	148,368
Industrial & Commercial Bank of China Limited Class H (Financials, Commercial Banks)	432,000	303,953
Jiangsu Express Company Limited (Industrials, Transportation Infrastructure)	124,000	135,822
KWG Property Holding Limited (Financials, Real Estate Management & Development)	164,500	113,622
PetroChina Company Limited (Energy, Oil, Gas & Consumable Fuels)	152,000	193,326
Qingling Motors Company Limited (Consumer Discretionary, Automobiles)	504,000	142,884
Shenzhen Expressway Company Limited (Industrials, Transportation Infrastructure)	264,000	108,524
Zhejiang Expressway Company Limited (Industrials, Transportation Infrastructure)	198,000	155,641

		2,089,091

Hong Kong: 4.67%
Bosideng International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	422,000	110,936
China Power International Development Limited (Utilities, Independent Power Producers & Energy Traders)	200,000	72,164
Shanghai Industrial Holdings Limited (Industrials, Industrial Conglomerates)	34,000	107,781
SmarTone Telecommunications Holding Limited (Telecommunication Services, Wireless Telecommunication Services)	65,500	116,649
VTech Holdings Limited (Information Technology, Communications Equipment)	7,500	95,681
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure) †	24,000	72,834
Xinyi Glass Holding Company Limited (Consumer Discretionary, Auto Components)	82,000	56,110

		632,155

India: 1.23%
ICICI Bank Limited ADR (Financials, Commercial Banks)	3,550	166,211

Indonesia: 1.57%
PT Telekomunikasi Indonesia Tbk (Telecommunication Services, Diversified Telecommunication Services)	176,000	211,797

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Emerging Markets Equity Income Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Shares	Value

Malaysia: 4.47%
Berjaya Sports Toto Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	117,066	$161,603
Malayan Banking Bhd (Financials, Commercial Banks)	55,700	176,116
SP Setia Bhd (Financials, Real Estate Management & Development)	125,173	141,115
Sunway Real Estate Investment (Financials, REITs)	238,900	125,634

		604,468

Mexico: 4.19%
Bolsa Mexicana De Valores SA (Financials, Diversified Financial Services)	47,500	129,798
Grupo Aeroportuario Del Pacifico SAB de CV (Industrials, Transportation Infrastructure)	10,000	57,921
Grupo Financiero Santander SAB de CV (Financials, Commercial Banks)	21,700	70,092
Kimberly-Clark de Mexico SAB de CV (Consumer Staples, Household Products)	49,000	171,589
Macquarie Mexico Real Estate Management SA de CV (Financials, REITs) 144A†	56,900	137,537

		566,937

Norway: 0.49%
Prosafe ASA (Energy, Energy Equipment & Services)	6,890	66,134

Panama: 0.46%
Banco Latinoamericano De Exportaciones SA E Shares (Financials, Commercial Banks)	2,750	62,398

Philippines: 4.90%
Globe Telecom Incorporated (Telecommunication Services, Wireless Telecommunication Services)	5,710	198,380
Philippine Long Distance Telephone Company (Telecommunication Services, Wireless Telecommunication Services)	3,170	234,592
Semirara Mining Corporation (Energy, Oil, Gas & Consumable Fuels)	31,590	230,248

		663,220

Poland: 2.01%
KGHM Polska Miedz SA (Materials, Metals & Mining)	1,313	61,498
Powszechny Zaklad Ubezpieczen SA (Financials, Insurance)	1,530	210,869

		272,367

Russia: 3.60%
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	2,265	143,601
Mail.Ru Group Limited (Information Technology, Internet Software & Services)	1,900	51,300
Megafon GDR (Telecommunication Services, Wireless Telecommunication Services) †	2,308	71,225
Mining and Metallurgical Company Norilsk Nickel ADR (Materials, Metals & Mining)	5,543	84,919
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	6,600	136,620

		487,665

Singapore: 5.28%
Ascendas India Trust (Financials, Real Estate Management & Development)	95,000	63,246
Hutchison Port Holdings Trust (Industrials, Transportation Infrastructure)	137,000	113,710
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	13,000	113,039
Keppel REIT (Financials, REITs)	2,600	3,187
Mapletree Greater China Commercial Trust (Financials, REITs) †	76,000	68,799
Religare Health Trust (Financials, REITs) †	133,000	102,582
SembCorp Industries Limited (Industrials, Industrial Conglomerates)	20,000	81,026
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	53,000	169,108

		714,697

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Income Fund	9

Security name	Shares	Value

South Africa: 3.80%
Absa Group Limited (Financials, Commercial Banks)	3,822	$62,904
African Bank Investments Limited (Financials, Diversified Financial Services)	16,103	51,125
Coronation Fund Managers Limited (Financials, Capital Markets)	15,447	92,439
Kumba Iron Ore Limited (Materials, Metals & Mining)	1,254	66,138
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)	3,655	65,895
Sanlam Limited (Financials, Insurance)	13,100	67,139
Sasol Limited (Energy, Oil, Gas & Consumable Fuels)	2,498	107,962

		513,602

South Korea: 5.23%
Kangwon Land Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,060	143,121
KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services)	13,100	213,006
S-Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	660	53,037
SK Telecom Company Limited ADR (Telecommunication Services, Wireless Telecommunication Services)	15,300	298,197

		707,361

Taiwan: 12.55%
ASUSTeK Computer Incorporated (Information Technology, Computers & Peripherals)	7,000	81,475
Chroma ATE Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	30,000	64,347
Chunghwa Telecom Company Limited (Telecommunication Services, Diversified Telecommunication Services)	42,000	133,492
Cleanaway Company Limited (Industrials, Commercial Services & Supplies)	19,000	154,513
CTCI Corporation (Industrials, Construction & Engineering)	33,000	65,973
Huaku Development Company Limited (Financials, Real Estate Management & Development)	34,680	99,650
Mega Financial Holding Company Limited (Financials, Commercial Banks)	119,065	91,784
Novatek Microelectronics Corporation Limited (Information Technology, Semiconductors & Semiconductor Equipment)	31,000	151,261
Radiant Opto-Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	17,000	69,145
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)	61,000	72,343
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)	13,850	264,258
United Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	176,000	67,091
United Microelectronics Corporation ADR (Information Technology, Semiconductors & Semiconductor Equipment)	108,600	205,254
Wistron Corporation (Information Technology, Computers & Peripherals)	107,850	109,451
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	56,000	67,457

		1,697,494

Thailand: 5.77%
Bangkok Bank PCL (Financials, Commercial Banks)	22,400	173,247
Major Cineplex Group PCL (Consumer Discretionary, Media)	137,400	103,928
PTT Global Chemical PCL (Materials, Chemicals)	56,500	140,528
Shin Corporation PCL (Information Technology, Communications Equipment)	123,600	363,220

		780,923

Turkey: 2.51%
Dogus Otomotiv Servis ve Ticaret AS (Consumer Discretionary, Distributors)	10,062	64,264
Ford Otomotiv Sanayi AS (Consumer Discretionary, Automobiles)	8,768	121,781
Turkcell Iletisim Hizmetleri AS (Telecommunication Services, Wireless Telecommunication Services) †	24,900	154,171

		340,216

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Emerging Markets Equity Income Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name		Shares	Value

United Kingdom: 1.45%
HSBC Holdings plc (Financials, Commercial Banks)		18,000	$196,001

Total Common Stocks (Cost $10,765,894)			12,210,319

	Dividend yield

Preferred Stocks: 4.73%

Brazil: 3.29%
Banco Bradesco SA (Financials, Commercial Banks) ±	2.94%	7,700	126,618
Petroleo Brasileiro SA (Energy, Oil, Gas & Consumable Fuels) ±	4.86	16,000	160,660
Vale SA (Materials, Metals & Mining) ±	6.22	9,700	158,245

			445,523

Russia: 1.44%
Sberbank ADR (Financials, Commercial Banks) (a)±	4.43	55,329	128,405
Surgutneftegas ADR (Energy, Oil, Gas & Consumable Fuels) (a)±	10.00	94,827	66,628

			195,033

Total Preferred Stocks (Cost $591,464)			640,556

Investment Companies: 0.81%

Brazil: 0.81%
FII BTG Pactual Corporate Office Fund		1,550	110,009

Total Investment Companies (Cost $114,063)			110,009

	Yield

Short-Term Investments: 3.63%

Investment Companies: 3.63%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.13	490,885	490,885

Total Short-Term Investments (Cost $490,885)			490,885

Total investments in securities (Cost $11,962,306) *	99.42%	13,451,769
Other assets and liabilities, net	0.58	78,116

Total net assets	100.00%	$13,529,885

±	Variable rate investment. The rate shown is the rate in effect at period end.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

†	Non-income-earning security

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $12,042,785 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,665,393
Gross unrealized depreciation	(256,409)

Net unrealized appreciation	$1,408,984

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—April 30, 2013 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Income Fund	11

Assets
Investments
In unaffiliated securities, at value (see cost below)	$12,960,884
In affiliated securities, at value (see cost below)	490,885

Total investments, at value (see cost below)	13,451,769
Foreign currency, at value (see cost below)	46,240
Receivable for investments sold	169,970
Receivable for dividends	60,148
Receivable from adviser	4,509
Prepaid expenses and other assets	13,720

Total assets	13,746,356

Liabilities
Payable for investments purchased	171,519
Payable for Fund shares redeemed	1,875
Distribution fees payable	402
Due to other related parties	1,756
Shareholder report expenses payable	11,699
Professional fees payable	25,591
Accrued expenses and other liabilities	3,629

Total liabilities	216,471

Total net assets	$13,529,885

NET ASSETS CONSIST OF
Paid-in capital	$11,258,086
Overdistributed net investment income	(22,754)
Accumulated net realized gains on investments	804,864
Net unrealized gains on investments	1,489,689

Total net assets	$13,529,885

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$1,057,977
Shares outstanding – Class A	86,856
Net asset value per share – Class A	$12.18
Maximum offering price per share – Class A2	$12.92
Net assets – Class C	$669,849
Shares outstanding – Class C	55,000
Net asset value per share – Class C	$12.18
Net assets – Administrator Class	$6,076,617
Shares outstanding – Administrator Class	498,634
Net asset value per share – Administrator Class	$12.19
Net assets – Institutional Class	$5,725,442
Shares outstanding – Institutional Class	469,968
Net asset value per share – Institutional Class	$12.18

Investments in unaffiliated securities, at cost	$11,471,421

Investments in affiliated securities, at cost	$490,885

Total investments, at cost	$11,962,306

Foreign currency, at cost	$46,233

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Emerging Markets Equity Income Fund	Statement of operations—six months ended April 30, 2013 (unaudited)

Investment income
Dividends*	$188,073
Income from affiliated securities	485

Total investment income	188,558

Expenses
Advisory fee	68,580
Administration fees
Fund level	3,117
Class A	1,019
Class C	794
Administrator Class	2,842
Institutional Class	2,156
Shareholder servicing fees
Class A	980
Class C	764
Administrator Class	7,106
Distribution fees
Class C	2,292
Custody and accounting fees	16,310
Professional fees	16,927
Registration fees	53,987
Shareholder report expenses	11,004
Trustees’ fees and expenses	6,776
Other fees and expenses	11,235

Total expenses	205,889
Less: Fee waivers and/or expense reimbursements	(117,190)

Net expenses	88,699

Net investment income	99,859

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	804,870
Net change in unrealized gains (losses) on investments	559,156

Net realized and unrealized gains (losses) on investments	1,364,026

Net increase in net assets resulting from operations	$1,463,885

* Net of foreign dividend withholding taxes in the amount of	$24,688

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Emerging Markets Equity Income Fund	13

	Six months ended April 30, 2013 (unaudited)		Year ended October 31, 2012[1]

Operations
Net investment income		$99,859		$146,037
Net realized gains on investments		804,870		219,255
Net change in unrealized gains (losses) on investments		559,156		930,533

Net increase in net assets resulting from operations		1,463,885		1,295,825

Distributions to shareholders from
Net investment income
Class A		(7,108)		(5,528)
Class C		(3,489)		(3,756)
Administrator Class		(58,164)		(52,526)
Institutional Class		(62,936)		(55,444)
Net realized gains
Class A		(13,302)		0
Class C		(11,585)		0
Administrator Class		(109,120)		0
Institutional Class		(104,953)		0

Total distributions to shareholders		(370,657)		(117,254)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	28,850	340,138	56,011	565,063
Class C	3,316	39,122	50,000	500,000
Administrator Class	34,616	414,734	468,443	4,699,937
Institutional Class	0	0	450,000	4,500,000

		793,994		10,265,000

Reinvestment of distributions
Class A	1,801	20,410	515	5,528
Class C	1,333	15,074	351	3,756
Administrator Class	14,759	167,266	4,897	52,526
Institutional Class	14,797	167,889	5,171	55,444

		370,639		117,254

Payment for shares redeemed
Class A	(69)	(810)	(252)	(2,859)
Administrator Class	(24,081)	(285,132)	0	0

		(285,942)		0

Net increase in net assets resulting from capital share transactions		878,691		10,379,395

Total increase in net assets		1,971,919		11,557,966

Net assets
Beginning of period		11,557,966		0

End of period		$13,529,885		$11,557,966

Undistributed (overdistributed) net investment income		$(22,754)		$9,084

1.	For the five months ended October 31, 2012. The Fund commenced operations on May 31, 2012.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Emerging Markets Equity Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31, 2012[1]
CLASS A
Net asset value, beginning of period	$11.17	$10.00
Net investment income	0.10 [2]	0.13
Net realized and unrealized gains (losses) on investments	1.25	1.15

Total from investment operations	1.35	1.28
Distributions to shareholders from
Net investment income	(0.11)	(0.11)
Net realized gains	(0.23)	0.00

Total distributions to shareholders	(0.34)	(0.11)
Net asset value, end of period	$12.18	$11.17
Total return[3]	12.38%	12.80%
Ratios to average net assets (annualized)
Gross expenses	3.49%	4.29%
Net expenses	1.65%	1.65%
Net investment income	1.69%	2.94%
Supplemental data
Portfolio turnover rate	48%	39%
Net assets, end of period (000s omitted)	$1,058	$628

1.	For the period from May 31, 2012 (commencement of class operations) to October 31, 2012

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Emerging Markets Equity Income Fund	15

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31, 2012[1]
CLASS C
Net asset value, beginning of period	$11.16	$10.00
Net investment income	0.04	0.10
Net realized and unrealized gains (losses) on investments	1.28	1.13

Total from investment operations	1.32	1.23
Distributions to shareholders from
Net investment income	(0.07)	(0.07)
Net realized gains	(0.23)	0.00

Total distributions to shareholders	(0.30)	(0.07)
Net asset value, end of period	$12.18	$11.16
Total return[2]	11.93%	12.49%
Ratios to average net assets (annualized)
Gross expenses	4.27%	5.03%
Net expenses	2.40%	2.41%
Net investment income	0.64%	2.24%
Supplemental data
Portfolio turnover rate	48%	39%
Net assets, end of period (000s omitted)	$670	$562

1.	For the period from May 31, 2012 (commencement of class operations) to October 31, 2012

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Emerging Markets Equity Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31, 2012[1]
ADMINISTRATOR CLASS
Net asset value, beginning of period	$11.17	$10.00
Net investment income	0.09 [2]	0.14
Net realized and unrealized gains (losses) on investments	1.28	1.14

Total from investment operations	1.37	1.28
Distributions to shareholders from
Net investment income	(0.12)	(0.11)
Net realized gains	(0.23)	0.00

Total distributions to shareholders	(0.35)	(0.11)
Net asset value, end of period	$12.19	$11.17
Total return[3]	12.53%	12.89%
Ratios to average net assets (annualized)
Gross expenses	3.36%	4.14%
Net expenses	1.45%	1.45%
Net investment income	1.56%	3.17%
Supplemental data
Portfolio turnover rate	48%	39%
Net assets, end of period (000s omitted)	$6,077	$5,285

1.	For the period from May 31, 2012 (commencement of class operations) to October 31, 2012

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Emerging Markets Equity Income Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31, 2012[1]
INSTITUTIONAL CLASS
Net asset value, beginning of period	$11.17	$10.00
Net investment income	0.10 [2]	0.15
Net realized and unrealized gains (losses) on investments	1.28	1.14

Total from investment operations	1.38	1.29
Distributions to shareholders from
Net investment income	(0.14)	(0.12)
Net realized gains	(0.23)	0.00

Total distributions to shareholders	(0.37)	(0.12)
Net asset value, end of period	$12.18	$11.17
Total return[3]	12.59%	12.98%
Ratios to average net assets (annualized)
Gross expenses	3.10%	3.92%
Net expenses	1.25%	1.25%
Net investment income	1.74%	3.39%
Supplemental data
Portfolio turnover rate	48%	39%
Net assets, end of period (000s omitted)	$5,725	$5,082

1.	For the period from May 31, 2012 (commencement of class operations) to October 31, 2012

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Emerging Markets Equity Income Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Emerging Markets Equity Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On April 30, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Notes to financial statements (unaudited)	Wells Fargo Advantage Emerging Markets Equity Income Fund	19

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns since inception are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

20	Wells Fargo Advantage Emerging Markets Equity Income Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Equity securities
Common stocks	$12,069,791	$140,528	$0	$12,210,319
Preferred stocks	445,523	195,033	0	640,556
Investment companies	110,009	0	0	110,009

Short-term investments
Investment companies	490,885	0	0	490,885
	$13,116,208	$335,561	$0	$13,451,769

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 1.10% and declining to 0.95% as the average daily net assets of the Fund increase. For the six months ended April 30, 2013, the advisory fee was equivalent to an annual rate of 1.10% of the Fund’s average daily net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management, is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.65% and declining to 0.45% as the average daily net assets of the Fund increase. Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A., is also a subadviser to the Fund. Out of its fees, WellsCap pays Wells Capital Management Singapore a fee for its services as subadviser at an annual rate starting at 0.25% and declining to 0.15% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.65% for Class A shares, 2.40% for Class C shares, 1.45% for Administrator Class shares, and 1.25% for Institutional Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets for Class C shares.

Notes to financial statements (unaudited)	Wells Fargo Advantage Emerging Markets Equity Income Fund	21

For the six months ended April 30, 2013, Wells Fargo Funds Distributor, LLC received $1,036 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2013 were $6,048,878 and $5,689,980, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2013, the Fund paid $13 in commitment fees.

For the six months ended April 30, 2013, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

9. SUBSEQUENT DISTRIBUTION

On May 24, 2013, the Fund declared distributions from net investment income to shareholders of record on May 23, 2013. The per share amounts payable on May 28, 2013 were as follows:

Net investment income
Class A	$0.06912
Class C	0.06046
Administrator Class	0.06823
Institutional Class	0.07093

On June 24, 2013, the Fund declared distributions from net investment income to shareholders of record on June 21, 2013. The per share amounts payable on June 25, 2013 were as follows:

Net investment income
Class A	$0.04714
Class C	0.04028
Administrator Class	0.04704
Institutional Class	0.04921

These distributions are not reflected in the accompanying financial statements.

22	Wells Fargo Advantage Emerging Markets Equity Income Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Emerging Markets Equity Income Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

24	Wells Fargo Advantage Emerging Markets Equity Income Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.
2.	The Statement of Additional Information includes additional information about the Trustees and is available,without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Emerging Markets Equity Income Fund	25

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Emerging Markets Equity Income Fund (the “Fund”), (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management, for the Fund, and (iii) an investment sub-advisory agreement with Wells Capital Management Singapore (“WellsCap Singapore”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreements with WellsCap and WellsCap Singapore (the “Sub-Advisers”) are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Advisers is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Advisers, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to

26	Wells Fargo Advantage Emerging Markets Equity Income Fund	Other information (unaudited)

other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than the median performance of the Universe for the period under review. The Board also noted that the performance of the Fund was higher than its benchmark, the Morgan Stanley Composite Index Emerging Markets Index (Net), for the period under review.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were equal to, lower than or in range of the median net operating expense ratios of the expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to WellsCap and by WellsCap to WellsCap Singapore for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were higher than the median rates for the Fund’s expense Groups for all classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Advisers.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Advisers, because, as affiliates of Funds Management, their profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage Emerging Markets Equity Income Fund	27

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Advisers

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Advisers, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

28	Wells Fargo Advantage Emerging Markets Equity Income Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

216833 06-13 SA262/SAR262 4-13

Wells Fargo Advantage

Global Opportunities Fund

Semi-Annual Report

April 30, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $228 billion in assets under management, as of April 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Global Opportunities Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Investors were heartened by the resilient performance of the German economy and by the fact that the United Kingdom managed to avoid another recession.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Global Opportunities Fund for the six-month period that ended April 30, 2013. Much of the period was marked by diminished worries of a sovereign debt default in Europe, partially offset by concerns about slowing economic growth in China. Continued monetary easing by global central banks helped support rallies in developed stock markets, but major emerging markets lagged.

Developed markets posted double-digit returns, but major emerging markets lagged.

Global developed equity markets demonstrated continued strength throughout the reporting period despite a budget fight and sequestration cuts in the U.S. and Europe’s seemingly never-ending debt crisis, with Cyprus becoming the newest addition to a list of countries mired in debt. Investors were heartened by the resilient performance of the German economy and by the fact that the United Kingdom managed to avoid another recession. Relatively positive economic data from the U.S. also aided sentiment for developed-market stocks. Although reported U.S. gross domestic product (GDP) growth came in at a moderate 0.4% annualized rate in the fourth quarter of 2012—in part, due to the temporary aftereffects from Hurricane Sandy, which devastated the Eastern Seaboard in October 2012—GDP growth improved to a 2.4% annualized rate for the first quarter of 2013. Monetary easing by major central banks also supported equity markets.

As judged by various MSCI indexes, major emerging markets generally underperformed. Despite China’s smooth transition to a new generation of political leadership, the country’s decelerating growth rate caused its stock market to lag not only developed markets but also the main MSCI Emerging Markets Index (Net)1. Given China’s importance as a buyer of raw commodities from countries such as Brazil, as well as its key role in Asia’s manufacturing chain, fears of a recession in China led to single-digit returns for other emerging markets.

Central banks continued to provide stimulus.

Major central banks, including the U.S. Federal Reserve Board (Fed) and the European Central Bank (ECB), continued to inject liquidity into the banks and the market through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and the financial system. After its September 2012 meeting, the FOMC announced its intention to keep interest rates low until at least mid-2015 and to make open-ended purchases of $40 billion per month in mortgage-backed securities to support the housing market.

After cutting its key rate to 0.75% in July 2012, the ECB announced in September 2012 that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. In May 2013, after the end of the reporting period, the ECB cut its key rate to a historic low of 0.50%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Moreover, in mid-March 2013, the governor of the Bank of Japan resigned to allow Shinzo Abe, the recently reelected prime minister, to appoint a new bank governor who supported using aggressive monetary policies to attack Japan’s persistent deflation.

1.	The Morgan Stanley Capital International Emerging Markets (MSCI Emerging Markets) Index (Net) is a free float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets. The index is currently composed of 21 emerging markets country indexes. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Letter to shareholders (unaudited)	Wells Fargo Advantage Global Opportunities Fund	3

The debt crisis in the eurozone returned to center stage but with less impact than before.

Ongoing weakness in the Greek economy made it difficult for the country to meet previously agreed upon austerity targets. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors initially worried that a Greek default would result in another global financial crisis. However, as central banks continued to provide liquidity, investor worries about the effect of a European sovereign debt default on the global economy began to ease. When the tiny eurozone nation of Cyprus was forced to implement capital controls and impose losses on uninsured bank depositors in March 2013, global stock markets remained resilient despite short-term volatility.

Global monetary easing helped push the MSCI EAFE Index (Net)2, an index of developed stock markets, to a 16.90% return for the six-month period. By comparison, the S&P 500 Index3, a barometer of large-cap U.S. stocks, posted a 14.42% return for the reporting period. Within emerging markets, smaller markets, such as the Philippines and Thailand, strongly outperformed the larger markets, such as China, India, and Brazil. The smaller markets are benefiting from high growth rates without some of the imbalances—such as an overreliance on real estate—that are affecting the larger emerging markets.

We employ a diverse array of investment strategies, even as many variables are at work in the market.

The full effect of the European credit crisis remains unknown. Elevated unemployment in the U.S. and Southern Europe continues to pressure consumers and businesses alike. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification4 may not prevent losses in a downturn, we believe it helps manage risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Within emerging markets, smaller markets, such as the Philippines and Thailand, strongly outperformed the larger markets, such as China, India, and Brazil.

2.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

3.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

4	Wells Fargo Advantage Global Opportunities Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Oleg Makhorine

James M. Tringas, CFA

Average annual total returns1 (%) as of April 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKGAX)	3-16-1988	7.19	1.33	12.12	13.73	2.54	12.79	1.56	1.56
Class B (EKGBX)*	2-1-1993	7.89	1.39	12.22	12.89	1.77	12.22	2.31	2.31
Class C (EKGCX)	2-1-1993	11.90	1.77	11.97	12.90	1.77	11.97	2.31	2.31
Administrator Class (EKGYX)	1-13-1997	–	–	–	13.92	2.75	13.07	1.40	1.40
Institutional Class (EKGIX)	7-30-2010	–	–	–	14.22	2.90	13.15	1.13	1.13
S&P Developed SmallCap Index[4]	–	–	–	–	17.62	4.30	11.91	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to country concentration risk, regional risk and smallercompany securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Global Opportunities Fund	5

Ten largest equity holdings[5] (%) as of April 30, 2013
Bovis Homes Group plc	1.56
Macquarie Infrastructure Company LLC	1.48
Franklin Electric Company Incorporated	1.47
Kadant Incorporated	1.41
First Citizens BancShares Incorporated	1.39
ACI Worldwide Incorporated	1.37
The Men’s Wearhouse Incorporated	1.34
TreeHouse Foods Incorporated	1.34
Brown & Brown Incorporated	1.30
First Niagara Financial Group Incorporated	1.27

Sector distribution[6] as of April 30, 2013

1.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Global Opportunities Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.55% for Class A, 2.30% for Class B, 2.30% for Class C, 1.40% for Administrator Class, and 1.15% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The S&P Developed SmallCap Index is a float-adjusted market capitalization index designed to measure the equity market performance of small capitalization companies located in developed markets. The index is comprised of companies within the bottom 15% of the cumulative market capitalization in developed markets. The index covers all publicly listed equities with float-adjusted market values of U.S. $100 million or more and annual dollar value traded of at least U.S. $50 million in all included countries. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified. Top holdings typically include the underlying ordinary shares combined with any depositary receipts.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Global Opportunities Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2012	Ending account value 4-30-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,123.58	$8.16	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.11	$7.75	1.55%
Class B
Actual	$1,000.00	$1,119.59	$12.09	2.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.39	$11.48	2.30%
Class C
Actual	$1,000.00	$1,119.72	$12.09	2.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.39	$11.48	2.30%
Administrator Class
Actual	$1,000.00	$1,124.56	$7.37	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.00	1.40%
Institutional Class
Actual	$1,000.00	$1,126.15	$6.06	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76	1.15%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Global Opportunities Fund	7

Security name	Shares	Value

Common Stocks: 97.66%

Argentina: 0.47%
IRSA Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	148,202	$1,277,501

Australia: 1.29%
Atlas Iron Limited (Materials, Metals & Mining)	1,411,882	1,222,188
Perseus Mining Limited (Materials, Metals & Mining) †	515,237	723,768
Tiger Resources Limited (Materials, Metals & Mining) †	6,290,400	1,565,102

		3,511,058

Austria: 0.54%
RHI AG (Materials, Chemicals) «	44,429	1,468,328

Brazil: 0.29%
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Consumer Discretionary, Household Durables)	86,300	784,173

Canada: 3.56%
Alamos Gold Incorporated (Materials, Metals & Mining)	121,531	1,697,296
B2Gold Corporation (Materials, Metals & Mining) †	278,843	700,256
Copper Mountain Mining Corporation (Materials, Metals & Mining) †	334,443	670,579
First Quantum Minerals Limited (Materials, Metals & Mining)	35,302	616,373
MBAC Fertilizer Corporation (Materials, Chemicals) †«	662,864	1,473,835
Mercator Minerals Limited (Materials, Metals & Mining) †	2,230,671	619,969
Parex Resources Incorporated (Energy, Oil, Gas & Consumable Fuels) †	282,382	1,261,322
Surge Energy Incorporated (Energy, Oil, Gas & Consumable Fuels) †«	626,418	1,896,446
Taseko Mines Limited (Materials, Metals & Mining) †	319,893	752,540

		9,688,616

China: 1.86%
51job Incorporated ADR (Industrials, Professional Services) †	30,323	1,746,605
Pactera Technology International Limited ADR (Information Technology, IT Services) †«	261,547	1,331,274
Sinotrans Limited (Industrials, Air Freight & Logistics)	9,264,000	1,981,694

		5,059,573

Denmark: 1.03%
Jyske Bank (Financials, Commercial Banks) †	71,949	2,799,874

France: 4.57%
ALTEN (Information Technology, IT Services)	62,095	2,237,392
Atos Origin SA (Information Technology, IT Services)	29,237	2,034,920
Laurent Perrier Group (Consumer Staples, Beverages)	6,601	534,631
Mersen (Materials, Chemicals)	64,404	1,488,536
SCOR SE (Financials, Insurance)«	107,396	3,259,374
Teleperformance (Industrials, Commercial Services & Supplies)	65,487	2,882,246

		12,437,099

Germany: 2.55%
Amadeus Fire AG (Industrials, Commercial Services & Supplies)	24,378	1,451,129
Gerresheimer AG (Health Care, Health Care Equipment & Supplies)	15,744	898,926
GSW Immobilien AG (Financials, Real Estate Management & Development)	45,155	1,811,956
Hochtief AG (Industrials, Construction & Engineering) †	32,160	2,232,010
United Internet AG (Information Technology, Internet Software & Services)	20,093	550,928

		6,944,949

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Global Opportunities Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Shares	Value

Hong Kong: 1.24%
China High Precision Automation Group (Information Technology, Electronic Equipment, Instruments & Components) «(a)(i)	3,447,000	$177,677
Emperor Watch & Jewellery Limited (Consumer Discretionary, Specialty Retail)	11,230,000	1,143,238
Luk Fook Holdings International Limited (Consumer Discretionary, Specialty Retail)	356,000	1,009,259
Techtronic Industries Company Limited (Consumer Discretionary, Household Durables)	437,500	1,045,244

		3,375,418

Ireland: 0.43%
C&C Group plc (Consumer Staples, Beverages)	185,219	1,157,908

Israel: 0.69%
Bezeq The Israeli Telecommunication Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	1,300,259	1,886,010

Italy: 1.35%
Amplifon SpA (Health Care, Health Care Equipment & Supplies)	221,585	1,141,002
Davide Campari-Milano SpA (Consumer Staples, Beverages)	150,106	1,219,699
Mediobanca SpA (Financials, Capital Markets)	205,273	1,304,634

		3,665,335

Japan: 10.54%
Aeon Delight Company Limited (Industrials, Commercial Services & Supplies)	119,100	2,466,666
Anritsu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	131,000	1,955,224
Credit Saison Company Limited (Financials, Consumer Finance)	37,300	1,089,328
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	53,300	2,435,775
Hitachi Chemical Company Limited (Industrials, Machinery)	151,700	2,373,109
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	366,000	2,436,621
Musashi Seimitsu Industry Company Limited (Consumer Discretionary, Auto Components)	121,200	2,920,437
ORIX JREIT Incorporated (Financials, REITs)	1,815	2,450,162
Shimanura Company Limited (Consumer Discretionary, Specialty Retail)	12,900	1,628,958
Sumitomo Heavy Industries Limited (Industrials, Machinery)	314,000	1,391,476
Taikisha Limited (Industrials, Building Products)	27,200	615,233
Tamron Company Limited (Materials, Chemicals)	46,737	1,023,099
Tokai Carbon Company Limited (Industrials, Electrical Equipment)	223,000	752,598
Tokyo Ohka Kogyo Company Limited (Materials, Chemicals)	68,155	1,475,171
Toshiba Machine Company Limited (Industrials, Machinery)	348,263	2,125,624
Yusen Logistics Company Limited (Industrials, Air Freight & Logistics)	145,000	1,523,106

		28,662,587

Luxembourg: 0.59%
Eurofins Scientific (Health Care, Life Sciences Tools & Services)	7,351	1,597,349

Netherlands: 1.48%
Nutreco Holding NV (Consumer Staples, Food Products)	26,374	2,503,225
USG People NV (Industrials, Commercial Services & Supplies)	193,209	1,510,650

		4,013,875

Norway: 2.42%
Hoegh LNG Holdings Limited (Energy, Oil, Gas & Consumable Fuels) †	256,797	2,048,498
Ocean Rig UDW Incorporated (Energy, Energy Equipment & Services) †	62,849	1,029,467

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Global Opportunities Fund	9

Security name	Shares	Value

Norway (continued)
Petroleum Geo-Services ASA (Energy, Energy Equipment & Services)	50,120	$733,569
SpareBank 1 SR Bank ASA (Financials, Commercial Banks)«	309,565	2,764,692

		6,576,226

Russia: 0.76%
Sollers OJSC (Consumer Discretionary, Automobiles)	98,599	2,058,515

South Korea: 1.64%
BS Financial Group Incorporated (Financials, Commercial Banks)	159,950	2,105,943
Handsome Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	28,060	839,532
Kiwoom Securities Company (Financials, Capital Markets)†	24,720	1,515,119

		4,460,594

Spain: 0.51%
Prosegur Compania de Seguridad SA (Industrials, Commercial Services & Supplies)	246,033	1,373,816

Sweden: 0.59%
Meda AB Class A (Health Care, Pharmaceuticals)	134,804	1,609,898

Switzerland: 3.08%
ARYZTA AG (Consumer Staples, Food Products)	37,768	2,343,744
Barry Callebaut AG (Consumer Staples, Food Products)	1,931	1,885,726
Dufry AG (Consumer Discretionary, Specialty Retail)†	15,311	2,040,259
Lonza Group AG (Health Care, Biotechnology)	30,219	2,104,410

		8,374,139

Taiwan: 1.33%
Catcher Technology Company Limited (Information Technology, Computers & Peripherals)	354,000	1,793,271
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)	1,142,000	1,354,364
Siliconware Precision Industries Company ADR (Information Technology, Semiconductors & Semiconductor Equipment)«	75,440	459,430

		3,607,065

United Kingdom: 12.09%
Aberdeen Asset Management plc (Financials, Capital Markets)	179,530	1,251,303
Ashtead Group plc (Financials, Consumer Finance)	168,078	1,533,868
Babcock International Group plc (Industrials, Commercial Services & Supplies)	145,985	2,426,394
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	355,550	4,241,614
Britvic plc (Consumer Staples, Beverages)	220,416	1,506,486
Capita plc (Industrials, Commercial Services & Supplies)	156,342	2,191,756
Catlin Group Limited (Financials, Insurance)	355,102	2,898,645
Enquest plc (Energy, Oil, Gas & Consumable Fuels)†	705,926	1,413,453
Hays plc (Industrials, Commercial Services & Supplies)	398,557	578,238
Hiscox Limited (Financials, Insurance)	243,906	2,125,465
Mitie Group plc (Industrials, Commercial Services & Supplies)	411,580	1,765,823
Perform Group plc (Consumer Discretionary, Media)†	214,722	1,727,729
Savills plc (Industrials, Commercial Services & Supplies)	344,799	3,117,154
SIG plc (Industrials, Building Products)	655,994	1,651,780
Subsea 7 SA (Energy, Energy Equipment & Services)	51,244	1,103,703
Taylor Wimpey plc (Consumer Discretionary, Household Durables)	2,321,815	3,354,130

		32,887,541

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Global Opportunities Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Shares	Value

United States: 42.76%
A. Schulman Incorporated (Materials, Chemicals)	87,411	$2,270,064
ACCO Brands Corporation (Industrials, Commercial Services & Supplies)†«	341,800	2,307,150
ACI Worldwide Incorporated (Information Technology, Software)†	79,300	3,727,893
ALLETE Incorporated (Utilities, Electric Utilities)«	53,900	2,767,765
Atlas Air Worldwide Holdings Incorporated (Industrials, Air Freight & Logistics)†	30,000	1,122,000
ATMI Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)†	156,400	3,401,700
Bio-Rad Laboratories Incorporated Class A (Health Care, Life Sciences Tools & Services)†	26,800	3,209,300
Brown & Brown Incorporated (Financials, Insurance)	113,700	3,523,563
Cambrex Corporation (Health Care, Life Sciences Tools & Services)†	97,900	1,222,771
Carbo Ceramics Incorporated (Energy, Energy Equipment & Services)	8,200	579,330
Casey’s General Stores Incorporated (Consumer Staples, Food & Staples Retailing)	31,500	1,824,165
Comstock Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)†«	190,280	2,979,785
Delta Apparel Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)†	102,600	1,372,788
Denny’s Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)†	426,000	2,415,420
Douglas Dynamics Incorporated (Industrials, Machinery)«	176,300	2,466,437
EMCOR Group Incorporated (Industrials, Construction & Engineering)	35,800	1,338,920
Endurance Specialty Holdings Limited (Financials, Insurance)«	48,000	2,350,560
First Citizens BancShares Incorporated (Financials, Commercial Banks)	20,212	3,767,921
First Niagara Financial Group Incorporated (Financials, Commercial Banks)	364,300	3,464,493
Forward Air Corporation (Industrials, Air Freight & Logistics)	58,505	2,158,249
Franklin Electric Company Incorporated (Industrials, Electrical Equipment)	123,362	3,993,228
Global Payments Incorporated (Information Technology, IT Services)	51,600	2,394,240
Guess? Incorporated (Consumer Discretionary, Specialty Retail)«	109,300	3,025,424
Haemonetics Corporation (Health Care, Health Care Equipment & Supplies)†«	77,400	2,979,900
Imation Corporation (Information Technology, Computers & Peripherals)†	478,254	1,759,975
Kadant Incorporated (Industrials, Machinery)	138,441	3,830,662
Lattice Semiconductor Corporation (Information Technology, Semiconductors & Semiconductor Equipment)†	456,800	2,124,120
Macquarie Infrastructure Company LLC (Industrials, Transportation Infrastructure)	69,167	4,031,053
Maidenform Brands Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)†	178,400	3,211,200
Matthews International Corporation Class A (Consumer Discretionary, Diversified Consumer Services)«	75,640	2,784,308
Mueller Industries Incorporated (Industrials, Machinery)	63,800	3,303,564
Neenah Paper Incorporated (Materials, Paper & Forest Products)	72,125	2,074,315
NetScout Systems Incorporated (Information Technology, Software)†	66,200	1,510,022
Post Properties Incorporated (Financials, REITs)	60,900	3,010,287
Progress Software Corporation (Information Technology, Software)†	107,200	2,419,504
Quanex Building Products Corporation (Industrials, Building Products)«	120,089	1,953,848
Schweitzer Manduit International Incorporated (Materials, Paper & Forest Products)	54,039	2,177,231
Silgan Holdings Incorporated (Materials, Containers & Packaging)	56,100	2,685,507
Simpson Manufacturing Company Incorporated (Industrials, Building Products)«	100,600	2,891,244
Stone Energy Corporation (Energy, Oil, Gas & Consumable Fuels)†	129,364	2,552,352
The Men’s Wearhouse Incorporated (Consumer Discretionary, Specialty Retail)	109,100	3,654,850
Thoratec Corporation (Health Care, Health Care Equipment & Supplies)†	24,200	876,040
TIBCO Software Incorporated (Information Technology, Software)†	108,900	2,113,749
TreeHouse Foods Incorporated (Consumer Staples, Food Products)†	57,200	3,644,212
Vishay Intertechnology Incorporated (Information Technology, Electronic Equipment, Instruments & Components)†«	213,990	3,004,420

		116,275,529

Total Common Stocks (Cost $233,881,752)		265,552,976

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Global Opportunities Fund	11

Security name	Yield	Shares	Value

Short-Term Investments: 11.34%

Investment Companies: 11.34%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.13%	2,644,039	$2,644,039
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.18	28,178,207	28,178,207

Total Short-Term Investments (Cost $30,822,246)			30,822,246

Total investments in securities
(Cost $264,703,998) *	109.00%	296,375,222
Other assets and liabilities, net	(9.00)	(24,465,123)

Total net assets	100.00%	$271,910,099

†	Non-income-earning security

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $266,032,169 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$45,583,457
Gross unrealized depreciation	(15,240,404)

Net unrealized appreciation	$30,343,053

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Global Opportunities Fund	Statement of assets and liabilities—April 30, 2013 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$265,552,976
In affiliated securities, at value (see cost below)	30,822,246

Total investments, at value (see cost below)	296,375,222
Foreign currency, at value (see cost below)	1,139,804
Receivable for investments sold	2,348,496
Receivable for Fund shares sold	230,481
Receivable for dividends	1,244,921
Receivable for securities lending income	20,324
Unrealized gains on forward foreign currency contracts	187,904
Prepaid expenses and other assets	38,210

Total assets	301,585,362

Liabilities
Payable for investments purchased	838,220
Payable for Fund shares redeemed	276,736
Payable upon receipt of securities loaned	28,178,207
Advisory fee payable	192,327
Distribution fees payable	37,344
Due to other related parties	62,456
Accrued expenses and other liabilities	89,973

Total liabilities	29,675,263

Total net assets	$271,910,099

NET ASSETS CONSIST OF
Paid-in capital	$250,728,120
Undistributed net investment income	545,715
Accumulated net realized losses on investments	(11,229,733)
Net unrealized gains on investments	31,865,997

Total net assets	$271,910,099

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$163,330,175
Shares outstanding – Class A	4,410,473
Net asset value per share – Class A	$37.03
Maximum offering price per share – Class A2	$39.29
Net assets – Class B	$19,955,514
Shares outstanding – Class B	670,422
Net asset value per share – Class B	$29.77
Net assets – Class C	$41,003,527
Shares outstanding – Class C	1,370,172
Net asset value per share – Class C	$29.93
Net assets — Administrator Class	$45,976,791
Shares outstanding – Administrator Class	1,205,065
Net asset value per share – Administrator Class	$38.15
Net assets – Institutional Class	$1,644,092
Shares outstanding – Institutional Class	43,100
Net asset value per share – Institutional Class	$38.15

Investments in unaffiliated securities (including securities on loan), at cost	$233,881,752

Investments in affiliated securities, at cost	$30,822,246

Total investments, at cost	$264,703,998

Securities on loan, at value	$27,138,341

Foreign currency, at cost	$1,130,033

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended April 30, 2013 (unaudited)	Wells Fargo Advantage Global Opportunities Fund	13

Investment income
Dividends *	$2,746,118
Securities lending income, net	57,293
Income from affiliated securities	5,684

Total investment income	2,809,095

Expenses
Advisory fee	1,198,504
Administration fees
Fund level	66,584
Class A	209,214
Class B	26,870
Class C	50,958
Administrator Class	22,056
Institutional Class	568
Shareholder servicing fees
Class A	201,167
Class B	25,614
Class C	48,998
Administrator Class	53,213
Distribution fees
Class B	77,510
Class C	146,995
Custody and accounting fees	43,552
Professional fees	21,937
Registration fees	45,552
Shareholder report expenses	35,603
Trustees’ fees and expenses	6,368
Other fees and expenses	14,208

Total expenses	2,295,471
Less: Fee waivers and/or expense reimbursements	(42,906)

Net expenses	2,252,565

Net investment income	556,530

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	16,816,953

Net change in unrealized gains (losses) on:
Unaffiliated securities	13,443,895
Forward foreign currency contract transactions	187,904

Net change in unrealized gains (losses) on investments	13,631,799

Net realized and unrealized gains (losses) on investments	30,448,752

Net increase in net assets resulting from operations	$31,005,282

* Net of foreign dividend withholding taxes in the amount of	$122,982

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Global Opportunities Fund	Statement of changes in net assets

	Six months ended April 30, 2013 (unaudited)		Year ended October 31, 2012

Operations
Net investment income		$556,530		$1,373,645
Net realized gains on investments		16,816,953		17,711,649
Net change in unrealized gains (losses) on investments		13,631,799		6,542,284

Net increase in net assets resulting from operations		31,005,282		25,627,578

Distributions to shareholders from
Net investment income
Class A		(1,067,960)		(223,301)
Administrator Class		(373,726)		(175,333)
Institutional Class		(14,154)		(10,282)

Total distributions to shareholders		(1,455,840)		(408,916)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	299,217	10,538,466	492,552	15,375,650
Class B	3,570	103,395	4,694	114,095
Class C	119,188	3,470,589	60,733	1,514,184
Administrator Class	230,492	8,413,999	311,447	10,080,434
Institutional Class	8,991	332,283	38,056	1,255,099

		22,858,732		28,339,462

Reinvestment of distributions
Class A	28,779	974,154	7,231	198,310
Administrator Class	9,897	344,916	5,762	162,732
Institutional Class	383	13,316	364	10,282

		1,332,386		371,324

Payment for shares redeemed
Class A	(632,976)	(22,419,416)	(1,588,957)	(49,363,172)
Class B	(129,878)	(3,693,570)	(302,659)	(7,546,513)
Class C	(161,532)	(4,588,257)	(495,923)	(12,471,336)
Administrator Class	(332,064)	(12,006,371)	(623,430)	(20,063,577)
Institutional Class	(3,153)	(112,528)	(49,205)	(1,511,205)

		(42,820,142)		(90,955,803)

Net decrease in net assets resulting from capital share transactions		(18,629,024)		(62,245,017)

Total increase (decrease) in net assets		10,920,418		(37,026,355)

Net assets
Beginning of period		260,989,681		298,016,036

End of period		$271,910,099		$260,989,681

Undistributed net investment income		$545,715		$1,445,025

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Global Opportunities Fund	15

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
CLASS A		2012	2011	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$33.17	$30.14	$31.91	$24.96	$21.20	$40.22
Net investment income	0.10 [2]	0.20 [2]	0.12 [2]	0.07 [2]	0.10 [2]	0.04 [2]
Net realized and unrealized gains (losses) on investments	3.99	2.87	(1.89)	6.99	3.74	(16.97)

Total from investment operations	4.09	3.07	(1.77)	7.06	3.84	(16.93)
Distributions to shareholders from
Net investment income	(0.23)	(0.04)	0.00	(0.11)	(0.08)	0.00
Net realized gains	0.00	0.00	0.00	0.00	0.00	(2.09)

Total distributions to shareholders	(0.23)	(0.04)	0.00	(0.11)	(0.08)	(2.09)
Net asset value, end of period	$37.03	$33.17	$30.14	$31.91	$24.96	$21.20
Total return[3]	12.36%	10.24%	(5.55)%	28.41%	18.22%	(44.14)%
Ratios to average net assets (annualized)
Gross expenses	1.59%	1.55%	1.55%	1.66%	1.72%	1.54%
Net expenses	1.55%	1.54%	1.53%	1.63%	1.72%	1.52%
Net investment income	0.55%	0.65%	0.34%	0.25%	0.45%	0.13%
Supplemental data
Portfolio turnover rate	35%	85%	76%	104%	170%	161%
Net assets, end of period (000s omitted)	$163,330	$156,433	$174,937	$212,729	$197,721	$214,883

1.	After the close of business on July 16 2010, the Fund acquired the net assets of Evergreen Global Opportunities Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Global Opportunities Fund.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Global Opportunities Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
CLASS B		2012	2011	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$26.58	$24.30	$25.92	$20.33	$17.34	$33.54
Net investment loss	(0.03)[2]	(0.03)[2]	(0.12)[2]	(0.11)[2]	(0.05)[2]	(0.16)[2]
Net realized and unrealized gains (losses) on investments	3.22	2.31	(1.50)	5.70	3.04	(13.95)

Total from investment operations	3.19	2.28	(1.62)	5.59	2.99	(14.11)
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	0.00	0.00	(2.09)
Net asset value, end of period	$29.77	$26.58	$24.30	$25.92	$20.33	$17.34
Total return[3]	11.96%	9.42%	(6.25)%	27.43%	17.30%	(44.54)%
Ratios to average net assets (annualized)
Gross expenses	2.33%	2.30%	2.30%	2.41%	2.47%	2.27%
Net expenses	2.30%	2.29%	2.28%	2.38%	2.47%	2.27%
Net investment loss	(0.22)%	(0.10)%	(0.43)%	(0.49)%	(0.30)%	(0.62)%
Supplemental data
Portfolio turnover rate	35%	85%	76%	104%	170%	161%
Net assets, end of period (000s omitted)	$19,956	$21,181	$26,598	$37,752	$34,934	$39,980

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Global Opportunities Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Global Opportunities Fund.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Global Opportunities Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
CLASS C		2012	2011	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$26.73	$24.43	$26.05	$20.44	$17.44	$33.72
Net investment loss	(0.03)[2]	(0.03)[2]	(0.11)[2]	(0.11)[2]	(0.05)[2]	(0.16)[2]
Net realized and unrealized gains (losses) on investments	3.23	2.33	(1.51)	5.72	3.05	(14.03)

Total from investment operations	3.20	2.30	(1.62)	5.61	3.00	(14.19)
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	0.00	0.00	(2.09)
Net asset value, end of period	$29.93	$26.73	$24.43	$26.05	$20.44	$17.44
Total return[3]	11.97%	9.41%	(6.25)%	27.43%	17.33%	(44.56)%
Ratios to average net assets (annualized)
Gross expenses	2.34%	2.30%	2.30%	2.41%	2.47%	2.27%
Net expenses	2.30%	2.29%	2.28%	2.38%	2.47%	2.27%
Net investment loss	(0.18)%	(0.11)%	(0.41)%	(0.50)%	(0.30)%	(0.61)%
Supplemental data
Portfolio turnover rate	35%	85%	76%	104%	170%	161%
Net assets, end of period (000s omitted)	$41,004	$37,753	$45,135	$52,866	$50,218	$59,382

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Global Opportunities Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Global Opportunities Fund.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Global Opportunities Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2012	2011	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$34.21	$31.10	$32.92	$25.73	$21.91	$41.42
Net investment income	0.13 [2]	0.26 [2]	0.15	0.14 [2]	0.16	0.15 [2]
Net realized and unrealized gains (losses) on investments	4.10	2.96	(1.93)	7.23	3.85	(17.57)

Total from investment operations	4.23	3.22	(1.78)	7.37	4.01	(17.42)
Distributions to shareholders from
Net investment income	(0.29)	(0.11)	(0.04)	(0.18)	(0.19)	0.00
Net realized gains	0.00	0.00	0.00	0.00	0.00	(2.09)

Total distributions to shareholders	(0.29)	(0.11)	(0.04)	(0.18)	(0.19)	(2.09)
Net asset value, end of period	$38.15	$34.21	$31.10	$32.92	$25.73	$21.91
Total return[3]	12.46%	10.44%	(5.39)%	28.77%	18.45%	(43.98)%
Ratios to average net assets (annualized)
Gross expenses	1.42%	1.38%	1.37%	1.43%	1.47%	1.28%
Net expenses	1.40%	1.38%	1.36%	1.40%	1.47%	1.28%
Net investment income	0.73%	0.81%	0.53%	0.49%	0.69%	0.46%
Supplemental data
Portfolio turnover rate	35%	85%	76%	104%	170%	161%
Net assets, end of period (000s omitted)	$45,977	$44,360	$49,860	$46,106	$38,977	$36,027

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Global Opportunities Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Global Opportunities Fund.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Global Opportunities Fund	19

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2012	2011	2010[1]
Net asset value, beginning of period	$34.25	$31.18	$32.94	$28.37
Net investment income	0.19 [2]	0.36 [2]	0.25	0.04 [2]
Net realized and unrealized gains (losses) on investments	4.09	2.93	(1.94)	4.53

Total from investment operations	4.28	3.29	(1.69)	4.57
Distributions to shareholders from
Net investment income	(0.38)	(0.22)	(0.07)	0.00
Net asset value, end of period	$38.15	$34.25	$31.18	$32.94
Total return[3]	12.62%	10.70%	(5.15)%	16.11%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.12%	1.08%	1.22%
Net expenses	1.15%	1.12%	1.08%	1.15%
Net investment income	1.03%	1.13%	1.18%	0.53%
Supplemental data
Portfolio turnover rate	35%	85%	76%	104%
Net assets, end of period (000s omitted)	$1,644	$1,263	$1,486	$12

1.	For the period from July 30, 2010 (commencement of class operations) to October 31, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Global Opportunities Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Global Opportunities Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On April 30, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Notes to financial statements (unaudited)	Wells Fargo Advantage Global Opportunities Fund	21

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

22	Wells Fargo Advantage Global Opportunities Fund	Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of October 31, 2012, the Fund had pre-enactment capital loss carryforwards incurred in taxable years beginning before December 22, 2010, which were available to offset future net realized capital gains, in the amount of $26,594,713 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in Securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Equity securities
Common stocks	$263,316,784	$2,058,515	$177,677	$265,552,976

Short-term investments
Investment companies	2,644,039	28,178,207	0	30,822,246
	$265,960,823	$30,236,722	$177,677	$296,375,222

Notes to financial statements (unaudited)	Wells Fargo Advantage Global Opportunities Fund	23

As of April 30, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$187,904	$0	$187,904

+	Forward foreign currency contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory Fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.90% and declining to 0.80% as the average daily net assets of the Fund increase. For the six months ended April 30, 2013, the advisory fee was equivalent to an annual rate of 0.90% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.55% for Class A shares, 2.30% for Class B shares, 2.30% for Class C shares, 1.40% for Administrator Class shares, and 1.15% for Institutional Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended April 30, 2013, Wells Fargo Funds Distributor, LLC received $7,281 from the sale of Class A shares and $3,374 and $13 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

24	Wells Fargo Advantage Global Opportunities Fund	Notes to financial statements (unaudited)

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2013 were $90,924,620 and $103,034,311, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2013, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes.

At April 30, 2013, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at April 30, 2013	In exchange for U.S. $	Unrealized gains
9-9-2013	State Street Bank	439,245,000 JPY	$4,509,401	$4,697,305	$187,904

The Fund had average contract amounts of $5,637 and $1,427,358 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended April 30, 2013.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2013, the Fund paid $283 in commitment fees.

For the six months ended April 30, 2013, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other information (unaudited)	Wells Fargo Advantage Global Opportunities Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Global Opportunities Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization,
		since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Global Opportunities Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.
2.	The Statement of Additional Information includes additional information about the Trustees and is available,without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage Global Opportunities Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Global Opportunities Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a

Other information (unaudited)	Wells Fargo Advantage Global Opportunities Fund	29

description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than or in range of the median performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the S&P Developed SmallCap Index, for the one- and ten-year periods under review, but was lower than the benchmark for the three- and five-year periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the benchmark for the three- and five-year periods under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during that period. Funds Management advised the Board that the underperformance relative to the benchmark was attributable to defensive international positions in 2009 and 2010. The Board was apprised of the fact that the portfolio manager of the non-domestic allocation is no longer with the Sub-Adviser and the Board noted the more recent positive performance of the Fund relative to the benchmark for the one-year period under review. The Board also noted the positive performance of the Fund relative to the Universe for all periods under review. The Board was satisfied with the explanation of the underperformance.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for all classes. The Board and Funds Management agreed to maintain the current contractual net expense ratio caps for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the median rates for the Fund’s expense Groups for all classes except Class A. The Board and Funds Management agreed to maintain the current contractual net expense ratio caps for the Fund, including Class A.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

30	Wells Fargo Advantage Global Opportunities Fund	Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of abbreviations	Wells Fargo Advantage Global Opportunities Fund	31

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

216834 06-13 SA239/SAR239 4-13

Wells Fargo Advantage

International Equity Fund

Semi-Annual Report

April 30, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $228 billion in assets under management, as of April 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Conservative Income Fund	International Bond Fund	Strategic Income Fund
Core Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Income Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
High Yield Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage International Equity Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Investors were heartened by the resilient performance of the German economy and by the fact that the United Kingdom managed to avoid another recession.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage International Equity Fund for the six-month period that ended April 30, 2013. Much of the period was marked by diminished worries of a sovereign debt default in Europe, partially offset by concerns about slowing economic growth in China. Continued monetary easing by global central banks helped support rallies in developed stock markets, but major emerging markets lagged.

Developed markets posted double-digit returns, but major emerging markets lagged.

Global developed equity markets demonstrated continued strength throughout the reporting period despite a budget fight and sequestration cuts in the U.S. and Europe’s seemingly never-ending debt crisis, with Cyprus becoming the newest addition to a list of countries mired in debt. Investors were heartened by the resilient performance of the German economy and by the fact that the United Kingdom managed to avoid another recession. Relatively positive economic data from the U.S. also aided sentiment for developed-market stocks. Although reported U.S. gross domestic product (GDP) growth came in at a moderate 0.4% annualized rate in the fourth quarter of 2012—in part, due to the temporary aftereffects from Hurricane Sandy, which devastated the Eastern Seaboard in October 2012—GDP growth improved to a 2.4% annualized rate for the first quarter of 2013. Monetary easing by major central banks also supported equity markets.

As judged by various MSCI indexes, major emerging markets generally underperformed. Despite China’s smooth transition to a new generation of political leadership, the country’s decelerating growth rate caused its stock market to lag not only developed markets but also the main MSCI Emerging Markets Index (Net).1 Given China’s importance as a buyer of raw commodities from countries such as Brazil, as well as its key role in Asia’s manufacturing chain, fears of a recession in China led to single-digit returns for other emerging markets.

Central banks continued to provide stimulus.

Major central banks, including the U.S. Federal Reserve Board (Fed) and the European Central Bank (ECB), continued to inject liquidity into the banks and the market through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and the financial system. After its September 2012 meeting, the FOMC announced its intention to keep interest rates low until at least mid-2015 and to make open-ended purchases of $40 billion per month in mortgage-backed securities to support the housing market.

After cutting its key rate to 0.75% in July 2012, the ECB announced in September 2012 that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. In May 2013, after the end of the reporting period, the ECB cut its key rate to a historic low of 0.50%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Moreover, in mid-March 2013, the governor of the Bank of Japan

1.	The Morgan Stanley Capital International Emerging Markets (MSCI Emerging Markets) Index (Net) is a free float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets. The index is currently composed of 21 emerging markets country indexes. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Letter to shareholders (unaudited)	Wells Fargo Advantage International Equity Fund	3

resigned to allow Shinzo Abe, the recently reelected prime minister, to appoint a new bank governor who supported using aggressive monetary policies to attack Japan’s persistent deflation.

The debt crisis in the eurozone returned to center stage but with less impact than before.

Ongoing weakness in the Greek economy made it difficult for the country to meet previously agreed upon austerity targets. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors initially worried that a Greek default would result in another global financial crisis. However, as central banks continued to provide liquidity, investor worries about the effect of a European sovereign debt default on the global economy began to ease. When the tiny eurozone nation of Cyprus was forced to implement capital controls and impose losses on uninsured bank depositors in March 2013, global stock markets remained resilient despite short-term volatility.

Global monetary easing helped push the MSCI EAFE Index (Net)2, an index of developed stock markets, to a 16.90% return for the six-month period. By comparison, the S&P 500 Index3, a barometer of large-cap U.S. stocks, posted a 14.42% return for the reporting period. Within emerging markets, smaller markets, such as the Philippines and Thailand, strongly outperformed the larger markets, such as China, India, and Brazil. The smaller markets are benefiting from high growth rates without some of the imbalances—such as an overreliance on real estate—that are affecting the larger emerging markets.

We employ a diverse array of investment strategies, even as many variables are at work in the market.

The full effect of the European credit crisis remains unknown. Elevated unemployment in the U.S. and Southern Europe continues to pressure consumers and businesses alike. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification4 may not prevent losses in a downturn, we believe it helps manage risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Within emerging markets, smaller markets, such as the Philippines and Thailand, strongly outperformed the larger markets, such as China, India, and Brazil.

2.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

3.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

4	Wells Fargo Advantage International Equity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Jeffrey Everett, CFA

Dale Winner, CFA

Average annual total returns1 (%) as of April 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFEAX)	1-20-1998	7.26	(4.05)	6.98	13.78	(2.91)	7.61	1.54	1.10
Class B (WFEBX)*	9-6-1979	7.97	(4.02)	7.07	12.97	(3.66)	7.07	2.29	1.85
Class C (WFEFX)	3-6-1998	11.98	(3.65)	6.83	12.98	(3.65)	6.83	2.29	1.85
Class R (WFERX)	10-10-2003	–	–	–	13.47	(3.18)	7.34	1.79	1.35
Administrator Class (WFEDX)	7-16-2010	–	–	–	13.82	(2.81)	7.84	1.38	1.10
Institutional Class (WFENX)	3-9-1998	–	–	–	14.07	(2.67)	7.92	1.11	0.85
MSCI ACWI Index Ex USA (Net)[4]	–	–	–	–	14.15	(0.84)	10.32	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage International Equity Fund	5

Sector distribution[6] as of April 30, 2013

Ten largest equity holdings[5] (%) as of April 30, 2013
Toyota Motor Corporation	3.13
BP plc	2.66
Daiwa Securities Group Incorporated	2.62
Siemens AG	2.60
China Everbright Limited	2.58
SK Telecom Company Limited	2.45
Mitsui OSK Lines Limited	2.36
Man Group plc	2.35
Zurich Financial Services AG	2.34
Intesa Sanpaolo SpA	2.31

1.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for Class R shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen International Equity Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.09% for Class A, 1.84% for Class B, 1.84% for Class C, 1.34% for Class R, 1.09% for Administrator Class, and 0.84% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Morgan Stanley Capital International All Country World Index Ex USA (Net) (MSCI ACWI Index Ex USA (Net)) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified. Top holdings typically include the underlying ordinary shares combined with any depositary receipts.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage International Equity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2012	Ending account value 4-30-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,149.48	$5.81	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.46	1.09%
Class B
Actual	$1,000.00	$1,145.20	$9.79	1.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.67	$9.20	1.84%
Class C
Actual	$1,000.00	$1,145.09	$9.79	1.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.67	$9.20	1.84%
Class R
Actual	$1,000.00	$1,147.54	$7.14	1.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.71	1.34%
Administrator Class
Actual	$1,000.00	$1,148.86	$5.81	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.46	1.09%
Institutional Class
Actual	$1,000.00	$1,151.17	$4.48	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.21	0.84%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage International Equity Fund	7

Security name	Shares	Value

Common Stocks: 95.59%

Brazil: 0.70%
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	86,873	$1,802,615

Canada: 5.13%
Barrick Gold Corporation (Materials, Metals & Mining)	149,205	2,941,299
Cenovus Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	110,482	3,307,831
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	53,023	1,653,137
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals) †	69,194	5,264,280

		13,166,547

China: 5.57%
AutoNavi Holdings Limited ADR (Information Technology, Software) †	171,799	1,881,199
Biostime International Holdings Limited (Consumer Staples, Food Products)	302,000	1,739,580
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	424,000	4,641,508
Industrial & Commercial Bank of China Limited Class H (Financials, Commercial Banks)	4,660,000	3,278,751
Shenguan Holdings Group Limited (Consumer Staples, Food Products)	1,886,000	957,564
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,317,715	1,808,286

		14,306,888

Finland: 1.01%
Metso Oyj (Industrials, Machinery)	63,318	2,600,830

Germany: 9.38%
Allianz AG (Financials, Insurance)	26,525	3,914,143
Bayer AG (Health Care, Pharmaceuticals) «	38,291	3,994,855
Metro AG (Consumer Staples, Food & Staples Retailing) «	173,962	5,423,927
SAP AG (Information Technology, Software)	51,197	4,066,336
Siemens AG (Industrials, Industrial Conglomerates)	63,864	6,669,584

		24,068,845

Hong Kong: 4.49%
China Everbright Limited (Financials, Capital Markets)	4,160,000	6,615,130
Hengdeli Holdings Limited (Consumer Discretionary, Specialty Retail)	16,893,522	4,919,925

		11,535,055

Italy: 4.34%
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	218,061	5,215,108
Intesa Sanpaolo SpA (Financials, Commercial Banks)	3,267,402	5,925,240

		11,140,348

Japan: 20.95%
Asahi Glass Company Limited (Industrials, Building Products)	746,000	5,846,479
Capcom Company Limited (Information Technology, Software)	277,700	4,572,073
Daiwa Securities Group Incorporated (Financials, Capital Markets)	759,000	6,719,157
Itochu Corporation (Industrials, Trading Companies & Distributors)	375,600	4,642,745
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	868,500	5,906,709
Mitsui OSK Lines Limited (Industrials, Marine) †	1,456,000	6,048,931
Nitto Denko Corporation (Materials, Chemicals)	71,588	4,699,833
Sharp Corporation (Consumer Discretionary, Household Durables) †«	1,116,000	3,869,395

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage International Equity Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Shares	Value

Japan (continued)
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	138,900	$8,036,067
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail) «	71,820	3,458,941

		53,800,330

Netherlands: 2.07%
Akzo Nobel NV (Materials, Chemicals)	88,066	5,309,498

Norway: 2.52%
Frontline 2012 Limited (Energy, Oil, Gas & Consumable Fuels)144A †	123,728	909,749
Marine Harvest ASA (Consumer Staples, Food Products) †	5,351,950	5,568,664

		6,478,413

Russia: 1.81%
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	127,250	2,634,075
Sberbank of Russia (Financials, Commercial Banks)	629,774	1,999,532

		4,633,607

South Korea: 5.60%
Hana Financial Group Incorporated (Financials, Commercial Banks)	95,960	3,067,095
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment)144A	7,286	5,034,626
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	35,780	6,286,598

		14,388,319

Sweden: 1.59%
Volvo AB Class B (Industrials, Machinery)	295,609	4,091,332

Switzerland: 8.45%
ABB Limited (Industrials, Electrical Equipment)	250,196	5,664,257
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	31,411	2,537,068
Novartis AG (Health Care, Pharmaceuticals)	58,076	4,312,914
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,508	3,154,453
Zurich Financial Services AG (Financials, Insurance)	21,542	6,014,523

		21,683,215

United Kingdom: 17.00%
BP plc (Energy, Oil, Gas & Consumable Fuels)	944,243	6,840,874
Capita plc (Industrials, Commercial Services & Supplies)	333,832	4,679,985
Chemring Group plc (Industrials, Aerospace & Defense)	293,983	1,238,001
Debenhams plc (Consumer Discretionary, Multiline Retail)	4,430,623	5,726,080
Man Group plc (Financials, Capital Markets)	3,794,182	6,023,353
Reckitt Benckiser Group plc (Consumer Staples, Household Products)	55,366	4,038,690
Smiths Group plc (Industrials, Industrial Conglomerates)	193,130	3,749,981
Vodafone Group plc ADR (Telecommunication Services, Wireless Telecommunication Services)	184,658	5,648,688
Wolseley plc (Industrials, Trading Companies & Distributors)	115,510	5,711,175

		43,656,827

United States: 4.98%
Apple Incorporated (Information Technology, Computers & Peripherals)	7,254	3,211,709
Bank of America Corporation (Financials, Diversified Financial Services)	219,731	2,704,889

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage International Equity Fund	9

Security name		Shares	Value

United States (continued)
KKR & Company LP (Financials, Capital Markets)		124,794	$2,620,674
QUALCOMM Incorporated (Information Technology, Communications Equipment)		68,745	4,236,064

			12,773,336

Total Common Stocks (Cost $206,888,332)			245,436,005

	Yield
Short-Term Investments: 7.67%

Investment Companies: 7.67%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.13%	5,910,195	5,910,195
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(u)(l)	0.18	13,799,393	13,799,393

Total Short-Term Investments (Cost $19,709,588)			19,709,588

Total investments in securities
(Cost $226,597,920) *	103.26%	265,145,593
Other assets and liabilities, net	(3.26)	(8,381,590)

Total net assets	100.00%	$256,764,003

†	Non-income-earning security

«	All or a portion of this security is on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $230,479,041 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$46,792,531
Gross unrealized depreciation	(12,125,979)

Net unrealized appreciation	$34,666,552

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage International Equity Fund	Statement of assets and liabilities—April 30, 2013 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$245,436,005
In affiliated securities, at value (see cost below)	19,709,588

Total investments, at value (see cost below)	265,145,593
Foreign currency, at value (see cost below)	3,669,345
Receivable for investments sold	1,276,520
Receivable for Fund shares sold	797,907
Receivable for dividends	2,040,350
Receivable for securities lending income	64,617
Unrealized gains on forward foreign currency contracts	228,263
Prepaid expenses and other assets	44,615

Total assets	273,267,210

Liabilities
Payable for investments purchased	770,720
Payable for Fund shares redeemed	1,483,105
Unrealized losses on forward foreign currency contracts	81,472
Payable upon receipt of securities loaned	13,799,393
Advisory fee payable	94,939
Distribution fees payable	15,363
Due to other related parties	47,199
Accrued expenses and other liabilities	211,016

Total liabilities	16,503,207

Total net assets	$256,764,003

NET ASSETS CONSIST OF
Paid-in capital	$278,698,083
Undistributed net investment income	2,137,490
Accumulated net realized losses on investments	(62,829,208)
Net unrealized gains on investments	38,757,638

Total net assets	$256,764,003

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$114,652,803
Shares outstanding – Class A	10,489,965
Net asset value per share – Class A	$10.93
Maximum offering price per share – Class A2	$11.60
Net assets – Class B	$7,611,085
Shares outstanding – Class B	715,221
Net asset value per share – Class B	$10.64
Net assets – Class C	$17,215,387
Shares outstanding – Class C	1,599,914
Net asset value per share – Class C	$10.76
Net assets – Class R	$1,890,930
Shares outstanding – Class R	173,121
Net asset value per share – Class R	$10.92
Net assets – Administrator Class	$4,473,193
Shares outstanding – Administrator Class	415,948
Net asset value per share – Administrator Class	$10.75
Net assets – Institutional Class	$110,920,605
Shares outstanding – Institutional Class	10,179,078
Net asset value per share – Institutional Class	$10.90
Investments in unaffiliated securities (including securities on loan), at cost	$206,888,332

Investments in affiliated securities, at cost	$19,709,588

Total investments, at cost	$226,597,920

Securities on loan, at value	$13,108,577

Foreign currency, at cost	$3,674,633

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended April 30, 2013 (unaudited)	Wells Fargo Advantage International Equity Fund	11

Investment income
Dividends *	$3,896,421
Securities lending income, net	155,360
Income from affiliated securities	1,643

Total investment income	4,053,424

Expenses
Advisory fee	1,112,138
Administration fees
Fund level	65,420
Class A	146,691
Class B	10,313
Class C	22,047
Class R	2,554
Administrator Class	1,771
Institutional Class	47,377
Shareholder servicing fees
Class A	141,050
Class B	9,916
Class C	21,199
Class R	2,456
Administrator Class	4,133
Distribution fees
Class B	29,749
Class C	63,597
Class R	2,456
Custody and accounting fees	60,665
Professional fees	25,552
Registration fees	45,453
Shareholder report expenses	53,093
Trustees’ fees and expenses	6,158
Other fees and expenses	14,085

Total expenses	1,887,873
Less: Fee waivers and/or expense reimbursements	(513,141)

Net expenses	1,374,732

Net investment income	2,678,692

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	4,759,134
Forward foreign currency contract transactions	194,829

Net change in unrealized gains (losses) on investments	4,953,963

Net change in unrealized gains (losses) on:
Unaffiliated securities	29,000,030
Forward foreign currency contract transactions	146,791

Net change in unrealized gains (losses) on investments	29,146,821

Net realized and unrealized gains (losses) on investments	34,100,784

Net increase in net assets resulting from operations	$36,779,476

* Net of foreign dividend withholding taxes in the amount of	$287,848

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage International Equity Fund	Statement of changes in net assets

	Six months ended April 30, 2013 (unaudited)		Year ended October 31, 2012

Operations
Net investment income		$2,678,692		$8,746,400
Net realized gains on investments		4,953,963		51,095,753
Net change in unrealized gains (losses) on investments		29,146,821		(56,343,362)

Net increase in net assets resulting from operations		36,779,476		3,498,791

Distributions to shareholders from
Net investment income
Class A		(3,098,267)		(3,362,916)
Class B		(154,513)		(122,321)
Class C		(326,365)		(235,205)
Class R		(50,218)		(54,384)
Administrator Class		(96,415)		(72,248)
Institutional Class		(3,727,082)		(5,313,952)

Total distributions to shareholders		(7,452,860)		(9,161,026)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	630,320	6,442,922	1,206,830	11,443,305
Class B	5,575	57,182	1,568	13,641
Class C	31,956	317,248	66,557	636,551
Class R	15,983	163,470	56,096	527,631
Administrator Class	100,731	1,053,279	128,059	1,224,190
Institutional Class	519,870	5,362,884	1,400,005	13,336,247

		13,396,985		27,181,565

Reinvestment of distributions
Class A	277,238	2,736,335	337,645	2,998,289
Class B	14,857	143,218	12,825	111,195
Class C	28,842	281,219	22,553	197,786
Class R	2,608	25,768	3,603	31,998
Administrator Class	6,902	67,021	5,501	48,081
Institutional Class	152,962	1,503,617	173,700	1,538,983

		4,757,178		4,926,332

Payment for shares redeemed
Class A	(2,110,658)	(21,527,163)	(6,445,573)	(60,959,836)
Class B	(181,948)	(1,816,874)	(496,265)	(4,633,839)
Class C	(210,902)	(2,130,346)	(693,161)	(6,490,529)
Class R	(70,742)	(723,966)	(146,002)	(1,424,583)
Administrator Class	(56,164)	(567,265)	(124,322)	(1,176,862)
Institutional Class	(4,660,985)	(47,177,952)	(10,520,941)	(100,582,966)

		(73,943,566)		(175,268,615)

Net decrease in net assets resulting from capital share transactions		(55,789,403)		(143,160,718)

Total decrease in net assets		(26,462,787)		(148,822,953)

Net assets
Beginning of period		283,226,790		432,049,743

End of period		$256,764,003		$283,226,790

Undistributed net investment income		$2,137,490		$6,911,658

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage International Equity Fund	13

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
CLASS A		2012	2011	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$9.77	$9.82	$10.41	$9.14	$8.54	$17.72
Net investment income	0.10	0.25	0.17	0.09 [2]	0.17	0.31 [2]
Net realized and unrealized gains (losses) on investments	1.33	(0.09)	(0.75)	1.42	0.69	(7.50)

Total from investment operations	1.43	0.16	(0.58)	1.51	0.86	(7.19)
Distributions to shareholders from
Net investment income	(0.27)	(0.21)	(0.01)	(0.24)	(0.26)	(0.36)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(1.63)

Total distributions to shareholders	(0.27)	(0.21)	(0.01)	(0.24)	(0.26)	(1.99)
Net asset value, end of period	$10.93	$9.77	$9.82	$10.41	$9.14	$8.54
Total return[3]	14.95%	1.83%	(5.62)%	16.90%	10.55%	(45.46)%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.53%	1.46%	1.19%	1.08%	0.97%
Net expenses	1.09%	1.09%	1.09%	1.07%	1.08%	0.95%
Net investment income	2.05%	2.49%	1.55%	0.91%	2.16%	2.30%
Supplemental data
Portfolio turnover rate	26%	115%	44%	42%	203%	111%
Net assets, end of period (000s omitted)	$114,653	$114,219	$162,954	$216,096	$255,075	$298,809

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen International Equity Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen International Equity Fund.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage International Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
CLASS B		2012	2011	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$9.47	$9.48	$10.12	$8.81	$8.18	$17.02
Net investment income	0.06 [2]	0.16 [2]	0.08 [2]	0.01 [2]	0.11 [2]	0.21 [2]
Net realized and unrealized gains (losses) on investments	1.30	(0.07)	(0.72)	1.41	0.66	(7.20)

Total from investment operations	1.36	0.09	(0.64)	1.42	0.77	(6.99)
Distributions to shareholders from
Net investment income	(0.19)	(0.10)	0.00	(0.11)	(0.14)	(0.23)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(1.62)

Total distributions to shareholders	(0.19)	(0.10)	0.00	(0.11)	(0.14)	(1.85)
Net asset value, end of period	$10.64	$9.47	$9.48	$10.12	$8.81	$8.18
Total return[3]	14.52%	0.99%	(6.32)%	16.15%	9.64%	(45.86)%
Ratios to average net assets (annualized)
Gross expenses	2.32%	2.28%	2.21%	1.94%	1.83%	1.70%
Net expenses	1.84%	1.84%	1.84%	1.82%	1.83%	1.70%
Net investment income	1.24%	1.67%	0.77%	0.15%	1.45%	1.59%
Supplemental data
Portfolio turnover rate	26%	115%	44%	42%	203%	111%
Net assets, end of period (000s omitted)	$7,611	$8,303	$12,873	$20,450	$22,300	$29,756

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen International Equity Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen International Equity Fund.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage International Equity Fund	15

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
CLASS C		2012	2011	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$9.58	$9.59	$10.24	$8.93	$8.27	$17.22
Net investment income	0.07 [2]	0.16 [2]	0.06	0.01 [2]	0.07 [2]	0.21 [2]
Net realized and unrealized gains (losses) on investments	1.30	(0.07)	(0.71)	1.41	0.72	(7.27)

Total from investment operations	1.37	0.09	(0.65)	1.42	0.79	(7.06)
Distributions to shareholders from
Net investment income	(0.19)	(0.10)	0.00	(0.11)	(0.13)	(0.25)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(1.64)

Total distributions to shareholders	(0.19)	(0.10)	0.00	(0.11)	(0.13)	(1.89)
Net asset value, end of period	$10.76	$9.58	$9.59	$10.24	$8.93	$8.27
Total return[3]	14.51%	1.08%	(6.35)%	16.13%	9.62%	(45.85)%
Ratios to average net assets (annualized)
Gross expenses	2.32%	2.28%	2.21%	1.94%	1.83%	1.70%
Net expenses	1.84%	1.84%	1.84%	1.82%	1.83%	1.70%
Net investment income	1.31%	1.72%	0.79%	0.16%	1.39%	1.61%
Supplemental data
Portfolio turnover rate	26%	115%	44%	42%	203%	111%
Net assets, end of period (000s omitted)	$17,215	$16,760	$22,578	$30,439	$36,718	$47,114

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen International Equity Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen International Equity Fund.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage International Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
CLASS R		2012	2011	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$9.75	$9.79	$10.40	$9.13	$8.51	$17.70
Net investment income	0.09 [2]	0.20 [2]	0.14 [2]	0.06 [2]	0.14	0.27 [2]
Net realized and unrealized gains (losses) on investments	1.32	(0.06)	(0.75)	1.42	0.71	(7.46)

Total from investment operations	1.41	0.14	(0.61)	1.48	0.85	(7.19)
Distributions to shareholders from
Net investment income	(0.24)	(0.18)	0.00	(0.21)	(0.23)	(0.35)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(1.65)

Total distributions to shareholders	(0.24)	(0.18)	0.00	(0.21)	(0.23)	(2.00)
Net asset value, end of period	$10.92	$9.75	$9.79	$10.40	$9.13	$8.51
Total return[3]	14.75%	1.58%	(5.87)%	16.58%	10.13%	(45.52)%
Ratios to average net assets (annualized)
Gross expenses	1.82%	1.78%	1.71%	1.45%	1.33%	1.20%
Net expenses	1.34%	1.34%	1.34%	1.33%	1.33%	1.20%
Net investment income	1.72%	2.11%	1.31%	0.66%	1.79%	2.03%
Supplemental data
Portfolio turnover rate	26%	115%	44%	42%	203%	111%
Net assets, end of period (000s omitted)	$1,891	$2,196	$3,050	$4,066	$3,811	$3,603

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen International Equity Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class R of Evergreen International Equity Fund.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage International Equity Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2012	2011	2010[1]
Net asset value, beginning of period	$9.62	$9.67	$10.28	$8.82
Net investment income	0.11 [2]	0.25	0.16	0.01
Net realized and unrealized gains (losses) on investments	1.29	(0.09)	(0.74)	1.45

Total from investment operations	1.40	0.16	(0.58)	1.46
Distributions to shareholders from
Net investment income	(0.27)	(0.21)	(0.03)	0.00
Net asset value, end of period	$10.75	$9.62	$9.67	$10.28
Total return[3]	14.89%	1.88%	(5.68)%	16.55%
Ratios to average net assets (annualized)
Gross expenses	1.39%	1.36%	1.25%	1.36%
Net expenses	1.09%	1.09%	1.09%	1.09%
Net investment income	2.14%	2.52%	1.58%	0.32%
Supplemental data
Portfolio turnover rate	26%	115%	44%	42%
Net assets, end of period (000s omitted)	$4,473	$3,505	$3,436	$89

1.	For the period from July 16, 2010 (commencement of class operations) to October 31, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage International Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2012	2011	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$9.76	$9.83	$10.42	$9.17	$8.59	$17.82
Net investment income	0.11 [2]	0.37	0.19 [2]	0.11 [2]	0.21	0.32 [2]
Net realized and unrealized gains (losses) on investments	1.33	(0.19)	(0.75)	1.43	0.67	(7.52)

Total from investment operations	1.44	0.18	(0.56)	1.54	0.88	(7.20)
Distributions to shareholders from
Net investment income	(0.30)	(0.25)	(0.03)	(0.29)	(0.30)	(0.41)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(1.62)

Total distributions to shareholders	(0.30)	(0.25)	(0.03)	(0.29)	(0.30)	(2.03)
Net asset value, end of period	$10.90	$9.76	$9.83	$10.42	$9.17	$8.59
Total return[3]	15.12%	2.05%	(5.38)%	17.17%	10.73%	(45.26)%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.10%	1.03%	0.87%	0.83%	0.69%
Net expenses	0.84%	0.84%	0.84%	0.82%	0.83%	0.69%
Net investment income	2.21%	2.67%	1.78%	1.15%	2.39%	2.34%
Supplemental data
Portfolio turnover rate	26%	115%	44%	42%	203%	111%
Net assets, end of period (000s omitted)	$110,921	$138,245	$227,158	$373,200	$671,417	$795,416

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen International Equity Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen International Equity Fund.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage International Equity Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage International Equity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On April 30, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

20	Wells Fargo Advantage International Equity Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Notes to financial statements (unaudited)	Wells Fargo Advantage International Equity Fund	21

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of October 31, 2012, the Fund had pre-enactment capital loss carryforwards incurred in taxable years beginning before December 22, 2010, which are available to offset future net realized capital gains, in the amount of $62,820,004 expiring in 2016.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$245,436,005	$0	$0	$245,436,005
Short-term investments
Investment companies	5,910,195	13,799,393	0	19,709,588
	$251,346,200	$13,799,393	$0	$265,145,593

22	Wells Fargo Advantage International Equity Fund	Notes to financial statements (unaudited)

As of April 30, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$146,791	$0	$146,791

+	Forward foreign currency contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2013, the Fund did not have any significant transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.85% and declining to 0.70% as the average daily net assets of the Fund increase. For the six months ended April 30, 2013, the advisory fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C, Class R	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.09% for Class A shares, 1.84% for Class B shares, 1.84% for Class C shares, 1.34% for Class R shares, 1.09% for Administrator Class shares, and 0.84% for Institutional Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

For the six months ended April 30, 2013, Wells Fargo Funds Distributor, LLC received $1,677 from the sale of Class A shares and $1,263 in contingent deferred sales charges from redemptions of Class B shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

Notes to financial statements (unaudited)	Wells Fargo Advantage International Equity Fund	23

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2013 were $66,024,880 and $133,007,717, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2013, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At April 30, 2013, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to receive/deliver		U.S. value at April 30, 2013	In exchange for U.S. $	Unrealized gains (losses)
7-8-2013	State Street Bank	995,278,000	JPY	$10,213,177	$10,441,439	$228,262
7-8-2013	State Street Bank	406,177,400	JPY	4,168,042	4,086,571	(81,471)

The Fund had average contract amounts of $316,662 and $5,450,257 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended April 30, 2013.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2013, the Fund paid $292 in commitment fees.

For the six months ended April 30, 2013, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

24	Wells Fargo Advantage International Equity Fund	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts were designated as foreign taxes paid for the fiscal year ended October 31, 2012. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount on October 31, 2012	Foreign income as % of ordinary income distributions
$480,518	$0.02	97.46%

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage International Equity Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/13); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

26	Wells Fargo Advantage International Equity Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer,	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 2003 since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage International Equity Fund	27

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage International Equity Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to

28	Wells Fargo Advantage International Equity Fund	Other information (unaudited)

other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was higher than or in range of the median performance of the Universe for all periods under review except for the one- and five-year periods under review. The Board also noted that the performance of the Fund was lower than its benchmark, the Morgan Stanley Composite Index All Country World Index ex USA (Net), for all periods under review except for the three-year period.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the benchmark and the Universe for the periods noted above. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during that period. The Board noted that the Fund’s Universe had changed from the International Large Cap Core classification to the International Multi Cap Core classification. The Board also noted that the Fund experienced a portfolio manager change in 2012. The Board was satisfied with the explanation of the underperformance.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups. The Board and Funds Management agreed to maintain the current contractual net expense ratio caps for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were higher than the median rates for the Fund’s expense Groups for all classes except the Institutional Class. The Board and Funds Management agreed to maintain the current contractual net expense ratio caps for the Fund, including the Institutional Class.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage International Equity Fund	29

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

30	Wells Fargo Advantage International Equity Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

216835 06-13 SA240/SAR240 4-13

Wells Fargo Advantage

Intrinsic World Equity Fund

Semi-Annual Report

April 30, 2013

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The views expressed and any forward-looking statements are as of April 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $228 billion in assets under management, as of April 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Conservative Income Fund	International Bond Fund	Strategic Income Fund
Core Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Income Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
High Yield Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Intrinsic World Equity Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Investors were heartened by the resilient performance of the German economy and by the fact that the United Kingdom managed to avoid another recession.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Intrinsic World Equity Fund for the six-month period that ended April 30, 2013. Much of the period was marked by diminished worries of a sovereign debt default in Europe, partially offset by concerns about slowing economic growth in China. Continued monetary easing by global central banks helped support rallies in developed stock markets, but major emerging markets lagged.

Developed markets posted double-digit returns, but major emerging markets lagged.

Global developed equity markets demonstrated continued strength throughout the reporting period despite a budget fight and sequestration cuts in the U.S. and Europe’s seemingly never-ending debt crisis, with Cyprus becoming the newest addition to a list of countries mired in debt. Investors were heartened by the resilient performance of the German economy and by the fact that the United Kingdom managed to avoid another recession. Relatively positive economic data from the U.S. also aided sentiment for developed-market stocks. Although reported U.S. gross domestic product (GDP) growth came in at a moderate 0.4% annualized rate in the fourth quarter of 2012—in part, due to the temporary aftereffects from Hurricane Sandy, which devastated the Eastern Seaboard in October 2012—GDP growth improved to a 2.4% annualized rate for the first quarter of 2013. Monetary easing by major central banks also supported equity markets.

As judged by various MSCI indexes, major emerging markets generally underperformed. Despite China’s smooth transition to a new generation of political leadership, the country’s decelerating growth rate caused its stock market to lag not only developed markets but also the main MSCI Emerging Markets Index (Net)1. Given China’s importance as a buyer of raw commodities from countries such as Brazil, as well as its key role in Asia’s manufacturing chain, fears of a recession in China led to single-digit returns for other emerging markets.

Central banks continued to provide stimulus.

Major central banks, including the U.S. Federal Reserve Board (Fed) and the European Central Bank (ECB), continued to inject liquidity into the banks and the market through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and the financial system. After its September 2012 meeting, the FOMC announced its intention to keep interest rates low until at least mid-2015 and to make open-ended purchases of $40 billion per month in mortgage-backed securities to support the housing market.

After cutting its key rate to 0.75% in July 2012, the ECB announced in September 2012 that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. In May 2013, after the end of the reporting period, the ECB cut its key rate to a historic low of 0.50%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Moreover, in mid-March 2013, the governor of the Bank of Japan resigned to allow Shinzo Abe, the recently reelected prime minister, to appoint a new bank governor who supported using aggressive monetary policies to attack Japan’s persistent deflation.

1.	The Morgan Stanley Capital International Emerging Markets (MSCI Emerging Markets) Index (Net) is a free float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets. The index is currently composed of 21 emerging markets country indexes. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Letter to shareholders (unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund	3

The debt crisis in the eurozone returned to center stage but with less impact than before.

Ongoing weakness in the Greek economy made it difficult for the country to meet previously agreed upon austerity targets. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors initially worried that a Greek default would result in another global financial crisis. However, as central banks continued to provide liquidity, investor worries about the effect of a European sovereign debt default on the global economy began to ease. When the tiny eurozone nation of Cyprus was forced to implement capital controls and impose losses on uninsured bank depositors in March 2013, global stock markets remained resilient despite short-term volatility.

Global monetary easing helped push the MSCI EAFE Index (Net)2, an index of developed stock markets, to a 16.90% return for the six-month period. By comparison, the S&P 500 Index3, a barometer of large-cap U.S. stocks, posted a 14.42% return for the reporting period. Within emerging markets, smaller markets, such as the Philippines and Thailand, strongly outperformed the larger markets, such as China, India, and Brazil. The smaller markets are benefiting from high growth rates without some of the imbalances—such as an overreliance on real estate—that are affecting the larger emerging markets.

We employ a diverse array of investment strategies, even as many variables are at work in the market.

The full effect of the European credit crisis remains unknown. Elevated unemployment in the U.S. and Southern Europe continues to pressure consumers and businesses alike. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification4 may not prevent losses in a downturn, we believe it helps manage risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Within emerging markets, smaller markets, such as the Philippines and Thailand, strongly outperformed the larger markets, such as China, India, and Brazil.

2.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

3.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

4	Wells Fargo Advantage Intrinsic World Equity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Metropolitan West Capital Management, LLC

Portfolio managers

Jean-Baptiste Nadal, CFA

Jeffrey Peck

Average annual total returns1 (%) as of April 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EWEAX)	4-30-1996	8.61	2.75	9.90	15.26	3.97	10.56	1.52	1.41
Class C (EWECX)	5-18-2007	13.36	3.20	9.74	14.36	3.20	9.74	2.27	2.16
Administrator Class (EWEIX)	5-18-2007	–	–	–	15.59	4.22	10.71	1.36	1.16
Institutional Class (EWENX)	7-30-2010	–	–	–	15.79	4.33	10.77	1.09	0.96
MSCI World Index (Net)[4]	–	–	–	–	16.70	1.81	8.29	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund	5

Ten largest equity holdings[5] (%) as of April 30, 2013
Samsung Electronics Company Limited	2.98
Oracle Corporation	2.92
Unilever NV	2.76
European Aeronautic Defence & Space Company NV	2.75
Franklin Resources Incorporated	2.57
Visa Incorporated Class A	2.53
JPMorgan Chase & Company	2.52
Baxter International Incorporated	2.41
Adidas-Salomon AG	2.40
DBS Group Holdings Limited	2.37

Sector distribution[6] as of April 30, 2013

1.	Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Intrinsic World Equity Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.40% for Class A, 2.15% for Class C, 1.15% for Administrator Class, and 0.95% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Morgan Stanley Capital International World Index (Net) (MSCI World Index (Net)) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified. Top holdings typically include the underlying ordinary shares combined with any depositary receipts.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Intrinsic World Equity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2012	Ending account value 4-30-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,142.96	$7.44	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.00	1.40%
Class C
Actual	$1,000.00	$1,138.38	$11.40	2.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.13	$10.74	2.15%
Administrator Class
Actual	$1,000.00	$1,144.24	$6.11	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76	1.15%
Institutional Class
Actual	$1,000.00	$1,145.61	$5.05	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76	0.95%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund	7

Security name	Shares	Value

Common Stocks: 97.36%

Chile: 1.85%
Enersis SA ADR (Utilities, Electric Utilities)	174,600	$3,296,448

France: 5.52%
L’Oreal SA (Consumer Staples, Personal Products)	20,500	3,655,459
Total SA (Energy, Oil, Gas & Consumable Fuels)	51,880	2,614,736
Total SA ADR (Energy, Oil, Gas & Consumable Fuels)	11,300	567,712
Vivendi SA (Telecommunication Services, Wireless Telecommunication Services)	132,500	3,001,330

		9,839,237

Germany: 2.40%
Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods) «	41,000	4,281,801

Israel: 1.78%
Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals)	83,000	3,178,070

Japan: 7.90%
Kao Corporation (Consumer Staples, Personal Products)	85,800	2,966,056
Kao Corporation ADR (Consumer Staples, Personal Products)	15,500	536,238
Komatsu Limited (Industrials, Machinery)	123,000	3,354,947
Komatsu Limited ADR (Industrials, Machinery) «	13,500	368,510
ORIX Corporation (Financials, Consumer Finance)	149,000	2,286,547
ORIX Corporation ADR (Financials, Consumer Finance) «	14,500	1,116,500
TOTO Limited (Industrials, Building Products)	333,000	3,450,069

		14,078,867

Luxembourg: 1.83%
Millicom International Cellular SA (Telecommunication Services, Wireless Telecommunication Services)	39,930	3,265,351

Netherlands: 7.41%
European Aeronautic Defence & Space Company NV (Industrials, Aerospace & Defense)	92,695	4,895,807
Heineken NV (Consumer Staples, Beverages) «	48,000	3,389,514
Unilever NV (Consumer Staples, Food Products)	116,000	4,927,680

		13,213,001

Singapore: 2.37%
DBS Group Holdings Limited (Financials, Commercial Banks)	310,282	4,222,072

South Korea: 2.98%
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	3,850	5,313,720

Spain: 1.68%
Banco Santander Central Hispano SA ADR (Financials, Commercial Banks) «	412,064	2,987,464

Switzerland: 5.75%
Novartis AG ADR (Health Care, Pharmaceuticals)	51,300	3,783,888
Transocean Limited (Energy, Energy Equipment & Services) †	57,000	2,933,790
UBS AG (Financials, Diversified Financial Services)	198,000	3,534,954

		10,252,632

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Intrinsic World Equity Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name		Shares	Value

United Kingdom: 6.13%
Diageo plc (Consumer Staples, Beverages)		86,764	$2,646,978
HSBC Holdings plc ADR (Financials, Commercial Banks) «		38,734	2,124,947
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)		78,620	2,674,921
Standard Chartered plc (Financials, Commercial Banks)		138,248	3,472,467

			10,919,313

United States: 49.76%
Abbott Laboratories (Health Care, Health Care Equipment & Supplies)		101,000	3,728,920
Air Products & Chemicals Incorporated (Materials, Chemicals)		37,580	3,267,957
Apple Incorporated (Information Technology, Computers & Peripherals)		8,300	3,674,825
Autoliv Incorporated GDR (Consumer Discretionary, Auto Components)		51,350	3,912,426
Baxter International Incorporated (Health Care, Health Care Equipment & Supplies)		61,500	4,297,005
Charles Schwab Corporation (Financials, Capital Markets) «		228,500	3,875,360
eBay Incorporated (Information Technology, Internet Software & Services) †		67,000	3,510,130
EMC Corporation (Information Technology, Computers & Peripherals) †		186,500	4,183,195
Franklin Resources Incorporated (Financials, Capital Markets)		29,600	4,577,936
Home Depot Incorporated (Consumer Discretionary, Specialty Retail)		52,000	3,814,200
JPMorgan Chase & Company (Financials, Diversified Financial Services)		91,500	4,484,415
NVR Incorporated (Consumer Discretionary, Household Durables) †		3,400	3,502,000
Occidental Petroleum Corporation (Energy, Oil, Gas & Consumable Fuels)		41,000	3,659,660
Oracle Corporation (Information Technology, Software)		159,000	5,212,020
PepsiCo Incorporated (Consumer Staples, Beverages)		46,500	3,834,855
QUALCOMM Incorporated (Information Technology, Communications Equipment)		48,500	2,988,570
Schlumberger Limited (Energy, Energy Equipment & Services)		50,000	3,721,500
SunTrust Banks Incorporated (Financials, Commercial Banks)		67,000	1,959,750
Texas Instruments Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)		109,500	3,964,995
United Parcel Service Incorporated Class B (Industrials, Air Freight & Logistics)		44,000	3,776,960
Visa Incorporated Class A (Information Technology, IT Services)		26,767	4,509,169
Walt Disney Company (Consumer Discretionary, Media)		65,500	4,116,020
Zions Bancorporation (Financials, Commercial Banks) «		167,000	4,111,540

			88,683,408

Total Common Stocks (Cost $132,739,351)			173,531,384

	Yield
Short-Term Investments: 11.47%

Investment Companies: 11.47%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.13%	4,444,416	4,444,416
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.18	16,007,849	16,007,849

Total Short-Term Investments (Cost $20,452,265)			20,452,265

Total investments in securities
(Cost $153,191,616)*	108.83%	193,983,649
Other assets and liabilities, net	(8.83)	(15,736,661)

Total net assets	100.00%	$178,246,988

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund	9

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $153,624,067 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$43,907,288
Gross unrealized depreciation	(3,547,706)

Net unrealized appreciation	$40,359,582

10	Wells Fargo Advantage Intrinsic World Equity Fund	Statement of assets and liabilities—April 30, 2013 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$173,531,384
In affiliated securities, at value (see cost below)	20,452,265

Total investments, at value (see cost below)	193,983,649
Foreign currency, at value (see cost below)	20,537
Receivable for Fund shares sold	122,286
Receivable for dividends	443,905
Receivable for securities lending income	3,877
Prepaid expenses and other assets	42,761

Total assets	194,617,015

Liabilities
Payable for Fund shares redeemed	130,077
Payable upon receipt of securities loaned	16,007,849
Advisory fee payable	101,487
Distribution fees payable	5,770
Due to other related parties	43,419
Accrued expenses and other liabilities	81,425

Total liabilities	16,370,027

Total net assets	$178,246,988

NET ASSETS CONSIST OF
Paid-in capital	$151,622,436
Undistributed net investment income	352,868
Accumulated net realized losses on investments	(14,538,212)
Net unrealized gains on investments	40,809,896

Total net assets	$178,246,988

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$161,780,389
Shares outstanding – Class A	8,004,563
Net asset value per share – Class A	$20.21
Maximum offering price per share – Class A2	$21.44
Net assets – Class C	$9,578,179
Shares outstanding – Class C	487,647
Net asset value per share – Class C	$19.64
Net assets – Administrator Class	$5,321,569
Shares outstanding – Administrator Class	264,501
Net asset value per share – Administrator Class	$20.12
Net assets – Institutional Class	$1,566,851
Shares outstanding – Institutional Class	77,738
Net asset value per share – Institutional Class	$20.16

Investments in unaffiliated securities (including securities on loan), at cost	$132,739,351

Investments in affiliated securities, at cost	$20,452,265

Total investments, at cost	$153,191,616

Securities on loan, at value	$15,520,724

Foreign currency, at cost	$20,030

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations— six months ended April 30, 2013 (unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund	11

Investment income
Dividends *	$1,812,023
Securities lending income, net	30,593
Income from affiliated securities	2,260

Total investment income	1,844,876

Expenses
Advisory fee	663,504
Administration fees
Fund level	41,469
Class A	198,486
Class C	10,825
Administrator Class	1,838
Institutional Class	476
Shareholder servicing fees
Class A	190,853
Class C	10,409
Administrator Class	4,077
Distribution fees
Class C	31,227
Custody and accounting fees	15,244
Professional fees	19,398
Registration fees	28,527
Shareholder report expenses	27,878
Trustees’ fees and expenses	6,502
Other fees and expenses	4,823

Total expenses	1,255,536
Less: Fee waivers and/or expense reimbursements	(70,451)

Net expenses	1,185,085

Net investment income	659,791

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	3,427,304
Net change in unrealized gains (losses) on investments	18,146,313

Net realized and unrealized gains (losses) on investments	21,573,617

Net increase in net assets resulting from operations	$22,233,408

* Net of foreign dividend withholding taxes in the amount of	$98,227

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Intrinsic World Equity Fund	Statement of changes in net assets

		Six months ended April 30, 2013 (unaudited)		Year ended October 31, 2012

Operations
Net investment income		$659,791		$1,349,462
Net realized gains (losses) on investments		3,427,304		(378,736)
Net change in unrealized gains (losses) on investments		18,146,313		17,725,103

Net increase in net assets resulting from operations		22,233,408		18,695,829

Distributions to shareholders from
Net investment income
Class A		(2,139,717)		(981,690)
Class C		(49,898)		(39,737)
Administrator Class		(41,171)		(19,766)
Institutional Class		(18,116)		(6,171)

Total distributions to shareholders		(2,248,902)		(1,047,364)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	252,979	4,847,342	406,469	6,928,424
Class C	101,913	1,907,609	33,421	523,790
Administrator Class	174,143	3,304,485	29,733	509,987
Institutional Class	53,937	992,886	39,841	674,385

		11,052,322		8,636,586

Reinvestment of distributions
Class A	114,035	2,068,598	63,733	936,881
Class C	2,582	45,654	2,512	36,002
Administrator Class	1,888	34,067	1,171	17,126
Institutional Class	1,003	18,116	422	6,171

		2,166,435		996,180

Payment for shares redeemed
Class A	(550,743)	(10,448,667)	(1,224,370)	(20,648,463)
Class C	(39,510)	(730,508)	(63,197)	(1,027,543)
Administrator Class	(23,387)	(448,731)	(47,012)	(781,978)
Institutional Class	(8,468)	(161,017)	(45,885)	(758,985)

		(11,788,923)		(23,216,969)

Net increase (decrease) in net assets resulting from capital share transactions		1,429,834		(13,584,203)

Net increase from regulatory settlement		0		4,292,515

Total increase in net assets		21,414,340		8,356,777

Net assets
Beginning of period		156,832,648		148,475,871

End of period		$178,246,988		$156,832,648

Undistributed net investment income		$352,868		$1,941,979

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Intrinsic World Equity Fund	13

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
CLASS A		2012	2011	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$17.94	$15.55	$15.06	$13.27	$13.76	$24.23
Net investment income	0.08	0.16	0.12 [2]	0.12	0.09 [2]	0.29
Net realized and unrealized gains (losses) on investments	2.45	1.87	0.48	1.78	1.89	(9.55)

Total from investment operations	2.53	2.03	0.60	1.90	1.98	(9.26)
Distributions to shareholders from
Net investment income	(0.26)	(0.11)	(0.11)	(0.11)	(0.24)	(0.13)
Net realized gains	0.00	0.00	0.00	0.00	(2.23)	(1.08)

Total distributions to shareholders	(0.26)	(0.11)	(0.11)	(0.11)	(2.47)	(1.21)
Regulatory settlement proceeds	0.00	0.47	0.00	0.00	0.00	0.00
Net asset value, end of period	$20.21	$17.94	$15.55	$15.06	$13.27	$13.76
Total return[3]	14.30%	16.25%[4]	4.00%	14.43%	20.29%	(40.11)%
Ratios to average net assets (annualized)
Gross expenses	1.48%	1.51%	1.50%	1.53%	1.57%	1.36%
Net expenses	1.40%	1.40%	1.40%	1.46%	1.57%	1.36%
Net investment income	0.83%	0.91%	0.79%	0.75%	0.77%	1.04%
Supplemental data
Portfolio turnover rate	14%	27%	12%	11%	16%	44%
Net assets, end of period (000s omitted)	$161,780	$146,930	$139,100	$100,460	$103,995	$107,210

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Intrinsic World Equity Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Intrinsic World Equity Fund.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

4.	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party which had an impact of 2.92% on the total return.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Intrinsic World Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
CLASS C		2012	2011	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$17.37	$15.15	$14.68	$12.96	$13.58	$24.14
Net investment income (loss)	0.03	0.02	(0.01)[2]	0.07	(0.03)[2]	(0.03)[2]
Net realized and unrealized gains (losses) on investments	2.36	1.82	0.49	1.69	1.87	(9.28)

Total from investment operations	2.39	1.84	0.48	1.76	1.84	(9.31)
Distributions to shareholders from
Net investment income	(0.12)	(0.09)	(0.01)	(0.04)	(0.23)	(0.17)
Net realized gains	0.00	0.00	0.00	0.00	(2.23)	(1.08)

Total distributions to shareholders	(0.12)	(0.09)	(0.01)	(0.04)	(2.46)	(1.25)
Regulatory settlement proceeds	0.00	0.47	0.00	0.00	0.00	0.00
Net asset value, end of period	$19.64	$17.37	$15.15	$14.68	$12.96	$13.58
Total return[3]	13.84%	15.39%[4]	3.27%	13.58%	19.35%	(40.55)%
Ratios to average net assets (annualized)
Gross expenses	2.23%	2.26%	2.20%	2.28%	2.33%	2.21%
Net expenses	2.15%	2.15%	2.15%	2.21%	2.33%	2.21%
Net investment income (loss)	0.07%	0.16%	(0.05)%	0.04%	(0.28)%	(0.19)%
Supplemental data
Portfolio turnover rate	14%	27%	12%	11%	16%	44%
Net assets, end of period (000s omitted)	$9,578	$7,341	$6,817	$588	$427	$154

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Intrinsic World Equity Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Intrinsic World Equity Fund.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

4.	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party which had an impact of 2.92% on the total return.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Intrinsic World Equity Fund	15

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2012	2011	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$17.89	$15.52	$15.02	$13.23	$13.76	$24.26
Net investment income	0.09 [2]	0.19 [2]	0.15 [2]	0.15 [2]	0.15 [2]	0.38 [2]
Net realized and unrealized gains (losses) on investments	2.45	1.87	0.49	1.78	1.85	(9.60)

Total from investment operations	2.54	2.06	0.64	1.93	2.00	(9.22)
Distributions to shareholders from
Net investment income	(0.31)	(0.16)	(0.14)	(0.14)	(0.30)	(0.20)
Net realized gains	0.00	0.00	0.00	0.00	(2.23)	(1.08)

Total distributions to shareholders	(0.31)	(0.16)	(0.14)	(0.14)	(2.53)	(1.28)
Regulatory settlement proceeds	0.00	0.47	0.00	0.00	0.00	0.00
Net asset value, end of period	$20.12	$17.89	$15.52	$15.02	$13.23	$13.76
Total return[3]	14.42%	16.52%[4]	4.27%	14.72%	20.60%	(40.01)%
Ratios to average net assets (annualized)
Gross expenses	1.30%	1.34%	1.30%	1.29%	1.31%	1.01%
Net expenses	1.15%	1.15%	1.15%	1.21%	1.31%	1.01%
Net investment income	0.96%	1.14%	0.99%	1.06%	1.33%	1.70%
Supplemental data
Portfolio turnover rate	14%	27%	12%	11%	16%	44%
Net assets, end of period (000s omitted)	$5,322	$2,001	$1,986	$144	$161	$1,567

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Intrinsic World Equity Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Intrinsic World Equity Fund.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

4.	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party which had an impact of 2.93% on the total return.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Intrinsic World Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2012	2011	2010[1]
Net asset value, beginning of period	$17.93	$15.54	$15.02	$13.80
Net investment income	0.11 [2]	0.17 [2]	0.16	0.03 [2]
Net realized and unrealized gains (losses) on investments	2.46	1.92	0.51	1.19

Total from investment operations	2.57	2.09	0.67	1.22
Distributions to shareholders from
Net investment income	(0.34)	(0.17)	(0.15)	0.00
Regulatory settlement proceeds	0.00	0.47	0.00	0.00
Net asset value, end of period	$20.16	$17.93	$15.54	$15.02
Total return[3]	14.56%	16.74%[4]	4.50%	8.84%
Ratios to average net assets (annualized)
Gross expenses	1.05%	1.10%	1.00%	1.23%
Net expenses	0.95%	0.95%	0.95%	0.95%
Net investment income	1.21%	1.03%	1.12%	0.91%
Supplemental data
Portfolio turnover rate	14%	27%	12%	11%
Net assets, end of period (000s omitted)	$1,567	$561	$573	$11

1.	For the period from July 30, 2010 (commencement of class operations), to October 31, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

4.	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party which had an impact of 2.93% on the total return.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Intrinsic World Equity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On April 30, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

18	Wells Fargo Advantage Intrinsic World Equity Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the

Notes to financial statements (unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund	19

Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of October 31, 2012, the Fund had pre-enactment capital loss carryforwards incurred in taxable years beginning before December 22, 2010, which are available to offset future net realized capital gains, in the amount of $17,547,659 with $4,209,099 expiring in 2016; $12,065,555 expiring in 2017; and $1,273,005 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Equity securities
Common stocks	$172,626,636	$904,748	$0	$173,531,384

Short-term investments
Investment companies	4,444,416	16,007,849	0	20,452,265
	$177,071,052	$16,912,597	$0	$193,983,649

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.80% and declining to 0.65% as the average daily net assets of the Fund increase. For the six months ended April 30, 2013, the advisory fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.

20	Wells Fargo Advantage Intrinsic World Equity Fund	Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Metropolitan West Capital Management, LLC, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.40% for Class A shares, 2.15% for Class C shares, 1.15% for Administrator Class shares, and 0.95% for Institutional Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended April 30, 2013, Wells Fargo Funds Distributor, LLC received $3,446 from the sale of Class A shares and $22 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2013 were $23,427,543 and $24,725,105, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2013, the Fund paid $173 in commitment fees.

For the six months ended April 30, 2013, there were no borrowings by the Fund under the agreement.

7. REGULATORY SETTLEMENT PROCEEDS

During the year ended October 31, 2012, the Fund received proceeds from an unaffiliated third party in a regulatory settlement with the SEC involving marketing timing of mutual funds. The proceeds received in the amount of $4,292,515 are reflected in the accompanying financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund	21

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

22	Wells Fargo Advantage Intrinsic World Equity Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

24	Wells Fargo Advantage Intrinsic World Equity Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund	25

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Intrinsic World Equity Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Metropolitan West Capital Management, LLC (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted

26	Wells Fargo Advantage Intrinsic World Equity Fund	Other information (unaudited)

that the performance of the Fund (Administrator Class) was higher than or in range of the median performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the Morgan Stanley Composite Index World Index (Net), for all periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the benchmark for all periods under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during that period. The Board noted the performance of the Fund relative to the Universe for all periods under review and was satisfied with the explanation of the underperformance.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the Fund’s expense Groups for all classes except Class A and Institutional Class.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Other information (unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund	27

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

28	Wells Fargo Advantage Intrinsic World Equity Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

216836 06-13 SA241/SAR241 4-13

Wells Fargo Advantage

Intrinsic Small Cap Value Fund

Semi-Annual Report

April 30, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $228 billion in assets under management, as of April 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Relatively improving economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Intrinsic Small Cap Value Fund for the six-month period that ended April 30, 2013. Much of the six-month period was marked by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy. However, relatively improving economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets. This backdrop enabled most equity asset classes to generate positive returns. For the six-month period, the small-cap-oriented Russell 2000® Index1 returned 16.58%, while the mid-cap-focused Russell Midcap® Index2 posted an 18.90% total return.

The U.S. economy improved with the support of accommodative monetary policy.

The U.S. economy grew modestly, but the recovery remained weak compared with previous business cycles. Curtailed government spending and weak household income expectations were economic headwinds. However, the unemployment rate continued to decline, reaching 7.5% in April 2013, and housing market activity, as measured by many metrics—sales, building permits, and prices—continued to improve from its recessionary levels.

Citing its dual mandate of fostering maximum employment and price stability, the U.S. Federal Reserve (Fed) reaffirmed its commitment to highly accommodative monetary policy. In addition, the Fed formally announced that exceptionally low interest rates would be appropriate at least as long as the unemployment rate remains above 6.5% and inflation remains no more than half a percentage point above its 2.0% inflation target.

The Fed also continued its quantitative easing program. Just prior to the beginning of the reporting period, the Federal Open Market Committee announced its intention to keep interest rates low until at least mid-2015 in order to support the sluggish economy. The Fed also announced open-ended purchases of $40 billion per month in mortgage-backed securities in an effort to support the housing market.

The global economy continues to be affected by bouts of uncertainty, including political questions in the U.S., Europe, and China.

Global economic growth varied across countries. Eurozone economies remained in recession. However, the European Central Bank (ECB) and several key members of the eurozone, including France and Germany, continued their commitment to maintaining a single currency. Subsequently, investor fears about a sovereign debt crisis in Europe abated. Furthermore, the ECB maintained its accommodative monetary policy by lowering its key rate at a historic low of 0.75%.

For most of the six-month period, uncertainty about political outcomes was a constant. U.S. presidential elections in November 2012, the debate over the fiscal cliff and tax rates at year-end, and speculation about the effects of sequestration at the end of February 2013 weighed on business leaders and investors. Elections in eurozone countries such as Greece, France, and Italy sparked speculation about the future of the eurozone. New leadership in China also figured into the political landscape. In the end, investors managed around these concerns, and capital markets generally advanced during this time period.

1.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

2.	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	3

Our goal is to meet the financial needs of our shareholders.

We are committed to providing our shareholders long-term investment strategies and focusing on appropriate risk while seeking to deliver consistent returns. We know that your ability to meet your long-term investment goals depends on the investment decisions you make today. Despite economic uncertainties and investment challenges, staying invested and adapting to emerging opportunities and threats will help you manage investment risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite economic uncertainties and investment challenges, staying invested and adapting to emerging opportunities and threats will help you manage investment risk.

4	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Metropolitan West Capital Management, LLC

Portfolio managers

Alex Alvarez, CFA Samir Sikka

Average annual total returns1 (%) as of April 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFSMX)	3-31-2008	15.77	4.70	10.02	22.81	5.95	10.67	1.48	1.46
Class C (WSCDX)	3-31-2008	20.97	5.17	9.95	21.97	5.17	9.95	2.23	2.21
Administrator Class (WFSDX)	4-8-2005	–	–	–	23.06	6.20	10.93	1.32	1.21
Institutional Class (WFSSX)	4-8-2005	–	–	–	23.48	6.44	11.11	1.05	1.01
Investor Class (SCOVX)	3-28-2002	–	–	–	22.84	5.91	10.65	1.54	1.50
Russell 2000® Value Index[4]	–	–	–	–	19.71	6.60	10.28	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	5

Ten largest equity holdings[5] (%) as of April 30, 2013
Kar Auction Services Incorporated	3.73
OfficeMax Incorporated	2.58
Stancorp Financial Group Incorporated	2.56
Zions Bancorporation	2.55
Jones Group Incorporated	2.42
Ascena Retail Group Incorporated	2.38
IDEX Corporation	2.20
VeriFone Systems Incorporated	2.04
Jabil Circuit Incorporated	1.96
Steris Corporation	1.96

Sector distribution[6] as of April 30, 2013

1.	Prior to June 1, 2010, the Fund was named Wells Fargo Advantage Small Cap Disciplined Fund. Metropolitan West Capital Management, LLC replaced Wells Capital Management as a subadviser for the Fund effective June 1, 2010. Accordingly, performance figures shown prior to June 1, 2010, do not reflect the principal investment strategies or performance of Metropolitan West Capital Management, LLC. Historical performance shown for Class A, the Administrator Class, and the Institutional Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.45% for Class A, 2.20% for Class C, 1.20% for Administrator Class, 1.00% for Institutional Class, and 1.49% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2012 to April 30, 2013.
Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2012	Ending account value 4-30-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,214.28	$7.96	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.25	1.45%
Class C
Actual	$1,000.00	$1,210.18	$12.06	2.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.88	$10.99	2.20%
Administrator Class
Actual	$1,000.00	$1,215.35	$6.59	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01	1.20%
Institutional Class
Actual	$1,000.00	$1,218.14	$5.50	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%
Investor Class
Actual	$1,000.00	$1,213.65	$8.18	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45	1.49%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	7

Security name	Shares	Value

Common Stocks: 94.91%

Consumer Discretionary: 20.25%

Auto Components: 1.53%
Dana Holding Corporation	64,000	$1,104,000

Automobiles: 1.51%
Thor Industries Incorporated «	29,500	1,094,153

Hotels, Restaurants & Leisure: 1.26%
Six Flags Entertainment Corporation	12,500	910,875

Specialty Retail: 11.99%
Abercrombie & Fitch Company Class A	28,000	1,387,680
Aeropostale Incorporated «†	81,000	1,187,460
Ascena Retail Group Incorporated †	93,000	1,720,500
Chico’s FAS Incorporated	52,780	964,291
DSW Incorporated Class A	10,500	694,260
Group 1 Automotive Incorporated «	14,000	846,720
OfficeMax Incorporated	162,000	1,864,620

		8,665,531

Textiles, Apparel & Luxury Goods: 3.96%
Carter’s Incorporated †	17,000	1,111,630
Jones Group Incorporated «	125,080	1,751,120

		2,862,750

Consumer Staples: 3.43%

Food Products: 3.43%
Flowers Foods Incorporated	32,000	1,054,080
J & J Snack Foods Corporation	9,250	693,935
TreeHouse Foods Incorporated †	11,500	732,665

		2,480,680

Energy: 5.38%

Energy Equipment & Services: 3.58%
Forum Energy Technologies Incorporated «†	47,500	1,320,975
Helix Energy Solutions Group Incorporated †	32,500	748,800
Tetra Technologies Incorporated †	56,500	515,845

		2,585,620

Oil, Gas & Consumable Fuels: 1.80%
Oasis Petroleum Incorporated †	38,000	1,300,740

Financials: 18.68%

Capital Markets: 3.68%
E*TRADE Financial Corporation †	78,500	807,765
Eaton Vance Corporation «	17,000	677,960
Stifel Financial Corporation «†	36,500	1,176,030

		2,661,755

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Shares	Value

Commercial Banks: 9.55%
Associated Banc-Corp «	88,000	$1,255,760
Cathay General Bancorp	34,000	670,140
Glacier Bancorp Incorporated «	49,500	913,275
Hancock Holding Company	47,030	1,282,508
TCF Financial Corporation «	64,000	931,200
Zions Bancorporation «	75,000	1,846,500

		6,899,383

Insurance: 3.53%
Horace Mann Educators Corporation	31,300	705,815
Stancorp Financial Group Incorporated «	42,800	1,848,104

		2,553,919

Real Estate Management & Development: 1.92%
Jones Lang LaSalle Incorporated	14,000	1,386,280

Health Care: 6.03%

Health Care Equipment & Supplies: 1.95%
Steris Corporation	34,000	1,414,060

Health Care Providers & Services: 1.56%
AMN Healthcare Services Incorporated †	82,000	1,125,860

Life Sciences Tools & Services: 2.52%
Bio-Rad Laboratories Incorporated Class A †	8,300	993,925
Charles River Laboratories International Incorporated †	19,000	826,310

		1,820,235

Industrials: 23.20%

Commercial Services & Supplies: 8.04%
ACCO Brands Corporation «†	66,000	445,500
Herman Miller Incorporated	20,250	508,073
Kar Auction Services Incorporated	120,500	2,695,585
Resources Connection Incorporated «	82,000	931,520
Schawk Incorporated «	44,300	450,974
United Stationers Incorporated «	24,000	779,280

		5,810,932

Construction & Engineering: 3.19%
EMCOR Group Incorporated	30,000	1,122,000
Pike Electric Corporation	75,700	1,183,191

		2,305,191

Machinery: 6.74%
Harsco Corporation	40,500	884,115
IDEX Corporation	30,500	1,586,915
Trinity Industries Incorporated	12,000	506,520

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	9

Security name	Shares	Value

Machinery (continued)
Wabtec Corporation	12,850	$1,348,479
Watts Water Technologies Incorporated	11,500	541,190

		4,867,219

Marine: 1.45%
Kirby Corporation «†	14,000	1,048,460

Professional Services: 1.10%
Korn/Ferry International †	48,000	794,400

Road & Rail: 1.17%
Landstar System Incorporated	15,500	847,230

Trading Companies & Distributors: 1.51%
Aercap Holdings NV †	68,750	1,091,063

Information Technology: 13.12%

Communications Equipment: 1.00%
Plantronics Incorporated	16,500	723,030

Computers & Peripherals: 2.17%
Avid Technology Incorporated †	118,500	780,915
Electronics For Imaging Incorporated †	29,400	785,568
		1,566,483

Electronic Equipment, Instruments & Components: 1.96%
Jabil Circuit Incorporated	79,500	1,415,100

Internet Software & Services: 0.98%
WebMD Health Corporation «†	29,500	712,425

IT Services: 2.99%
DST Systems Incorporated	10,000	691,500
VeriFone Systems Incorporated †	68,500	1,471,380
		2,162,880

Semiconductors & Semiconductor Equipment: 2.24%
ATMI Incorporated †	28,000	609,000
International Rectifier Corporation «†	47,500	1,007,475
		1,616,475

Software: 1.78%
Informatica Corporation †	39,000	1,284,270

Materials: 2.55%

Construction Materials: 1.21%
Texas Industries Incorporated «†	13,750	875,600

Metals & Mining: 1.34%
Walter Industries Incorporated	54,000	967,680

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name		Shares	Value

Telecommunication Services: 0.70%

Diversified Telecommunication Services: 0.70%
General Communication Incorporated Class A «†		52,000	$504,920

Utilities: 1.57%

Electric Utilities: 1.57%
Westar Energy Incorporated		32,500	1,136,201

Total Common Stocks (Cost $57,207,798)			68,595,400

	Yield

Short-Term Investments: 25.44%

Investment Companies: 25.44%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.13%	3,864,145	3,864,145
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.18	14,524,544	14,524,544
Total Short-Term Investments (Cost $18,388,689)			18,388,689

Total investments in securities (Cost $75,596,487) *	120.35%	86,984,089
Other assets and liabilities, net	(20.35)	(14,709,661)

Total net assets	100.00%	$72,274,428

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $76,301,370 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$13,594,610
Gross unrealized depreciation	(2,911,891)

Net unrealized appreciation	$10,682,719

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—April 30, 2013 (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	11

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$68,595,400
In affiliated securities, at value (see cost below)	18,388,689

Total investments, at value (see cost below)	86,984,089
Receivable for investments sold	1,047,419
Receivable for Fund shares sold	59,554
Receivable for dividends	12,059
Receivable for securities lending income	1,714
Prepaid expenses and other assets	48,452

Total assets	88,153,287

Liabilities
Payable for investments purchased	1,185,463
Payable for Fund shares redeemed	67,797
Payable upon receipt of securities loaned	14,524,544
Advisory fee payable	36,385
Distribution fees payable	103
Due to other related parties	19,581
Accrued expenses and other liabilities	44,986

Total liabilities	15,878,859

Total net assets	$72,274,428

NET ASSETS CONSIST OF
Paid-in capital	$136,449,630
Accumulated net investment loss	(82,406)
Accumulated net realized losses on investments	(75,480,398)
Net unrealized gains on investments	11,387,602

Total net assets	$72,274,428

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$722,128
Shares outstanding – Class A	37,260
Net asset value per share – Class A	$19.38
Maximum offering price per share – Class A2	$20.56
Net assets – Class C	$178,099
Shares outstanding – Class C	9,611
Net asset value per share – Class C	$18.53
Net assets – Administrator Class	$10,573,979
Shares outstanding – Administrator Class	538,225
Net asset value per share – Administrator Class	$19.65
Net assets – Institutional Class	$119,462
Shares outstanding – Institutional Class	6,009
Net asset value per share – Institutional Class	$19.88
Net assets – Investor Class	$60,680,760
Shares outstanding – Investor Class	3,160,508
Net asset value per share – Investor Class	$19.20

Investments in unaffiliated securities (including securities on loan), at cost	$57,207,798

Investments in affiliated securities, at cost	$18,388,689

Total investments, at cost	$75,596,487

Securities on loan, at value	$14,156,154

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Statement of operations—six months ended April 30, 2013 (unaudited)

Investment income
Dividends	$526,722
Securities lending income, net	12,283
Income from affiliated securities	2,737

Total investment income	541,742

Expenses
Advisory fee	266,736
Administration fees
Fund level	16,671
Class A	732
Class C	150
Administrator Class	4,006
Institutional Class	1,791
Investor Class	85,624
Shareholder servicing fees
Class A	704
Class C	145
Administrator Class	9,694
Investor Class	66,894
Distribution fees
Class C	434
Custody and accounting fees	5,723
Professional fees	14,441
Registration fees	31,657
Shareholder report expenses	15,398
Trustees’ fees and expenses	7,132
Other fees and expenses	2,947

Total expenses	530,879
Less: Fee waivers and/or expense reimbursements	(56,373)

Net expenses	474,506

Net investment income	67,236

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	9,311,822
Net change in unrealized gains (losses) on investments	2,769,155

Net realized and unrealized gains (losses) on investments	12,080,977

Net increase in net assets resulting from operations	$12,148,213

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Intrinsic Small Cap Value Fund	13

	Six months ended April 30, 2013 (unaudited)		Year ended October 31, 2012

Operations
Net investment income (loss)		$67,236		$(186,213)
Net realized gains on investments		9,311,822		6,704,703
Net change in unrealized gains (losses) on investments		2,769,155		6,428,200

Net increase in net assets resulting from operations		12,148,213		12,946,690

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	18,230	323,924	13,328	199,512
Class C	3,999	72,842	355	5,000
Administrator Class	214,835	3,988,466	56,016	844,905
Institutional Class	6,578	110,650	259,458	3,949,026
Investor Class	546,292	9,973,971	221,052	3,388,707

		14,469,853		8,387,150

Payment for shares redeemed
Class A	(3,349)	(62,781)	(4,395)	(65,907)
Class C	(218)	(3,925)	(2,446)	(37,063)
Administrator Class	(97,527)	(1,789,745)	(319,650)	(4,906,982)
Institutional Class	(2,455,438)	(40,472,444)	(728,732)	(11,279,038)
Investor Class	(356,351)	(6,312,953)	(976,289)	(14,554,201)

		(48,641,848)		(30,843,191)

Net decrease in net assets resulting from capital share transactions		(34,171,995)		(22,456,041)

Total decrease in net assets		(22,023,782)		(9,509,351)

Net assets
Beginning of period		94,298,210		103,807,561

End of period		$72,274,428		$94,298,210

Accumulated net investment loss		$(82,406)		$(149,642)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
CLASS A		2012	2011	2010	2009	2008[1]
Net asset value, beginning of period	$15.96	$14.06	$13.81	$11.52	$11.08	$13.72
Net investment income (loss)	(0.01)[2]	(0.06)[2]	(0.06)[2]	(0.06)	(0.02)[2]	0.00	[2],[3]
Net realized and unrealized gains (losses) on investments	3.43	1.96	0.31	2.35	0.47	(2.64)

Total from investment operations	3.42	1.90	0.25	2.29	0.45	(2.64)
Distributions to shareholders from
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.01)	0.00
Net asset value, end of period	$19.38	$15.96	$14.06	$13.81	$11.52	$11.08
Total return[4]	21.43%	13.51%	1.81%	19.88%	4.09%	(19.24)%
Ratios to average net assets (annualized)
Gross expenses	1.60%	1.48%	1.44%	1.54%	1.57%	1.55%
Net expenses	1.45%	1.45%	1.42%	1.45%	1.45%	1.45%
Net investment income (loss)	(0.09)%	(0.38)%	(0.41)%	(0.49)%	(0.17)%	0.01%
Supplemental data
Portfolio turnover rate	31%	33%	54%	147%	64%	77%
Net assets, end of period (000s omitted)	$722	$357	$189	$354	$290	$29

1.	For the period from March 31, 2008 (commencement of class operations) to October 31, 2008.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Intrinsic Small Cap Value Fund	15

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
CLASS C		2012	2011	2010	2009	2008[1]
Net asset value, beginning of period	$15.32	$13.60	$13.45	$11.31	$10.95	$13.61
Net investment loss	(0.06)[2]	(0.16)[2]	(0.17)[2]	(0.18)	(0.09)[2]	(0.06)[2]
Net realized and unrealized gains (losses) on investments	3.27	1.88	0.32	2.32	0.45	(2.60)

Total from investment operations	3.21	1.72	0.15	2.14	0.36	(2.66)
Net asset value, end of period	$18.53	$15.32	$13.60	$13.45	$11.31	$10.95
Total return[3]	21.02%	12.65%	1.12%	18.92%	3.29%	(19.54)%
Ratios to average net assets (annualized)
Gross expenses	2.35%	2.22%	2.19%	2.30%	2.31%	2.33%
Net expenses	2.20%	2.20%	2.17%	2.20%	2.20%	2.20%
Net investment loss	(0.73)%	(1.12)%	(1.19)%	(1.24)%	(0.90)%	(0.76)%
Supplemental data
Portfolio turnover rate	31%	33%	54%	147%	64%	77%
Net assets, end of period (000s omitted)	$178	$89	$108	$142	$132	$26

1.	For the period from March 31, 2008 (commencement of class operations) to October 31, 2008.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2012	2011	2010	2009	2008
Net asset value, beginning of period	$16.16	$14.20	$13.91	$11.58	$11.10	$18.10
Net investment income (loss)	0.03 [1]	(0.02)[1]	(0.05)[1]	(0.02)	0.02 [1]	0.06 [1]
Net realized and unrealized gains (losses) on investments	3.46	1.98	0.34	2.35	0.46	(5.70)

Total from investment operations	3.49	1.96	0.29	2.33	0.48	(5.64)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.22)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(1.14)

Total distributions to shareholders	0.00	0.00	0.00	0.00	0.00	(1.36)
Net asset value, end of period	$19.65	$16.16	$14.20	$13.91	$11.58	$11.10
Total return[2]	21.53%	13.80%	2.08%	20.12%	4.32%	(33.26)%
Ratios to average net assets (annualized)
Gross expenses	1.43%	1.30%	1.22%	1.37%	1.38%	1.38%
Net expenses	1.20%	1.20%	1.19%	1.20%	1.20%	1.20%
Net investment income (loss)	0.34%	(0.12)%	(0.30)%	(0.23)%	0.18%	0.41%
Supplemental data
Portfolio turnover rate	31%	33%	54%	147%	64%	77%
Net assets, end of period (000s omitted)	$10,574	$6,801	$9,722	$5,774	$5,730	$6,447

1.	Calculated based upon average shares outstanding

2.	Returns for period of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Intrinsic Small Cap Value Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2012	2011		2010	2009	2008
Net asset value, beginning of period	$16.32	$14.32	$14.00		$11.63	$11.15	$18.19
Net investment income (loss)	0.11 [1]	0.01 [1]	0.00	1,[2]	(0.00)[1,2]	0.04 [1]	0.09 [1]
Net realized and unrealized gains (losses) on investments	3.45	1.99	0.32		2.37	0.47	(5.73)

Total from investment operations	3.56	2.00	0.32		2.37	0.51	(5.64)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00		0.00	0.00	(0.26)
Net realized gains	0.00	0.00	0.00		0.00	0.00	(1.14)
Tax basis return of capital	0.00	0.00	0.00		0.00	(0.03)	0.00

Total distributions to shareholders	0.00	0.00	0.00		0.00	(0.03)	(1.40)
Net asset value, end of period	$19.88	$16.32	$14.32		$14.00	$11.63	$11.15
Total return[3]	21.81%	13.97%	2.29%		20.38%	4.61%	(33.17)%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.05%	1.01%		1.10%	1.11%	1.11%
Net expenses	1.00%	1.00%	0.98%		1.00%	1.00%	1.00%
Net investment income (loss)	1.33%	0.07%	0.02%		(0.03)%	0.36%	0.60%
Supplemental data
Portfolio turnover rate	31%	33%	54%		147%	64%	77%
Net assets, end of period (000s omitted)	$119	$40,073	$41,861		$72,200	$65,014	$64,444

1.	Calculated based upon average shares outstanding

2.	Amount is less than $0.005.

3.	Returns for period of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
INVESTOR CLASS		2012	2011	2010	2009	2008
Net asset value, beginning of period	$15.81	$13.94	$13.70	$11.43	$10.99	$17.92
Net investment income (loss)	0.01 [1]	(0.06)[1]	(0.07)[1]	(0.06)[1]	(0.01)[1]	0.02 [1]
Net realized and unrealized gains (losses) on investments	3.38	1.93	0.31	2.33	0.45	(5.65)

Total from investment operations	3.39	1.87	0.24	2.27	0.44	(5.63)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.16)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(1.14)

Total distributions to shareholders	0.00	0.00	0.00	0.00	0.00	(1.30)
Net asset value, end of period	$19.20	$15.81	$13.94	$13.70	$11.43	$10.99
Total return[2]	21.37%	13.49%	1.75%	19.86%	4.00%	(33.46)%
Ratios to average net assets (annualized)
Gross expenses	1.66%	1.54%	1.50%	1.63%	1.67%	1.70%
Net expenses	1.49%	1.49%	1.48%	1.49%	1.49%	1.49%
Net investment income (loss)	0.09%	(0.42)%	(0.48)%	(0.47)%	(0.12)%	0.11%
Supplemental data
Portfolio turnover rate	31%	33%	54%	147%	64%	77%
Net assets, end of period (000s omitted)	$60,681	$46,977	$51,927	$79,132	$180,060	$213,243

1.	Calculated based upon average shares outstanding

2.	Returns for period of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Intrinsic Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

20	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Notes to financial statements (unaudited)

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of October 31, 2012, the Fund had pre-enactment capital loss carryforwards incurred in taxable years beginning before December 22, 2010, which were available to offset future net realized capital gains, in the amount of $82,596,033 with $74,906,323 expiring in 2017 and $7,689,710 expiring in 2018.

As of October 31, 2012, the Fund had a qualified late-year ordinary loss of $149,642 which will be recognized on the first day of the current fiscal year. A late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of certain capital assets for the portion of the taxable year after October 31 and (b) other ordinary income or loss for the portion of the taxable year after December 31.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value

Notes to financial statements (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	21

hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Equity securities
Common stocks	$68,595,400	$0	$0	$68,595,400

Short-term investments
Investment companies	3,864,145	14,524,544	0	18,388,689
	$72,459,545	$14,524,544	$0	$86,984,089

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.80% and declining to 0.70% as the average daily net assets of the Fund increase. For the six months ended April 30, 2013, the advisory fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Metropolitan West Capital Management, LLC, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

22	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Notes to financial statements (unaudited)

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.45% for Class A shares, 2.20% for Class C shares, 1.20% for Administrator Class shares, 1.00% for Institutional Class shares, and 1.49% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended April 30, 2013, Wells Fargo Funds Distributor, LLC received $637 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2013 were $25,290,793 and $20,166,367, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2013, the Fund paid $78 in commitment fees.

For the six months ended April 30, 2013, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. REDEMPTION IN-KIND

After the close of business on November 20, 2012, the Fund redeemed assets through an in-kind redemption. In the redemption transaction, the Fund issued securities with a value of $38,549,389 and cash in the amount of $1,451,872. The Fund recognized gains in the amount of $6,259,544, which are reflected on the Statement of Operations. The redemption in-kind by a shareholder of the Institutional Class represented 42% of the Fund and is reflected on the Statement of Changes in Net Assets.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other information (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

26	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Intrinsic Small Cap Value Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Metropolitan West Capital Management, LLC (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a

Other information (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	27

description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than or in range of the median performance of the Universe for the one- and ten-year periods under review, and lower than the median performance of the Universe for the three- and five-year periods under review. The Board also noted that the performance of the Fund was higher than or in range of its benchmark, the Russell 2000® Value Index, for the one- and ten-year periods under review, and lower than the benchmark for the three- and five-year periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and the benchmark for the three- and five-year periods under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during that period. The Board also noted that the Fund underwent a lead portfolio manager change in 2010 and has experienced positive performance in seven of the ten quarters since that change. The Board was satisfied with the explanation of factors contributing to underperformance and with the steps being taken by Funds Management and the Sub-Adviser to address the Fund’s investment performance.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund, after giving effect to agreed-upon reductions in the net operating expense ratio caps of the Fund’s Investor Class, Class A and Class C, were lower than or in range of the median net operating expense ratios of the expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the median rate for the Fund’s expense Groups for all classes except the Investor Class and Class A. The Board and Funds Management agreed to revise the advisory fee schedule for the Fund by adding an additional breakpoint. The Board also viewed favorably the fact that the net operating expense ratios of the Fund, after giving effect to agreed-upon reductions in the net operating expense ratio caps of the Fund’s Investor Class, Class A and Class C, were lower than or in range of the median net operating expense ratios of the expense Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

28	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Other information (unaudited)

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of abbreviations	Wells Fargo Advantage Intrinsic Small Cap Value Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

216837 06-13 SA242/SAR242 4-13

Wells Fargo Advantage

Small Cap Opportunities Fund

Semi-Annual Report

April 30, 2013

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The views expressed and any forward-looking statements are as of April 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $228 billion in assets under management, as of April 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Small Cap Opportunities Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Relatively improving economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Small Cap Opportunities Fund for the six-month period that ended April 30, 2013. Much of the six-month period was marked by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy. However, relatively improving economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets. This backdrop enabled most equity asset classes to generate positive returns. For the six-month period, the small-cap-oriented Russell 2000® Index1 returned 16.58%, while the mid-cap-focused Russell Midcap® Index2 posted an 18.90% total return.

The U.S. economy improved with the support of accommodative monetary policy.

The U.S. economy grew modestly, but the recovery remained weak compared with previous business cycles. Curtailed government spending and weak household income expectations were economic headwinds. However, the unemployment rate continued to decline, reaching 7.5% in April 2013, and housing market activity, as measured by many metrics—sales, building permits, and prices—continued to improve from its recessionary levels.

Citing its dual mandate of fostering maximum employment and price stability, the U.S. Federal Reserve (Fed) reaffirmed its commitment to highly accommodative monetary policy. In addition, the Fed formally announced that exceptionally low interest rates would be appropriate at least as long as the unemployment rate remains above 6.5% and inflation remains no more than half a percentage point above its 2.0% inflation target.

The Fed also continued its quantitative easing program. Just prior to the beginning of the reporting period, the Federal Open Market Committee announced its intention to keep interest rates low until at least mid-2015 in order to support the sluggish economy. The Fed also announced open-ended purchases of $40 billion per month in mortgage-backed securities in an effort to support the housing market.

The global economy continues to be affected by bouts of uncertainty, including political questions in the U.S., Europe, and China.

Global economic growth varied across countries. Eurozone economies remained in recession. However, the European Central Bank (ECB) and several key members of the eurozone, including France and Germany, continued their commitment to maintaining a single currency. Subsequently, investor fears about a sovereign debt crisis in Europe abated. Furthermore, the ECB maintained its accommodative monetary policy by lowering its key rate at a historic low of 0.75%.

For most of the six-month period, uncertainty about political outcomes was a constant. U.S. presidential elections in November 2012, the debate over the fiscal cliff and tax rates at year-end, and speculation about the effects of sequestration at the end of February 2013 weighed on business leaders and investors. Elections in eurozone countries such as Greece, France, and Italy sparked speculation about the future of the eurozone. New leadership in China also figured into the political landscape. In the end, investors managed around these concerns, and capital markets generally advanced during this time period.

1.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

2.	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	3

Our goal is to meet the financial needs of our shareholders.

We are committed to providing our shareholders long-term investment strategies and focusing on appropriate risk while seeking to deliver consistent returns. We know that your ability to meet your long-term investment goals depends on the investment decisions you make today. Despite economic uncertainties and investment challenges, staying invested and adapting to emerging opportunities and threats will help you manage investment risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite economic uncertainties and investment challenges, staying invested and adapting to emerging opportunities and threats will help you manage investment risk.

4	Wells Fargo Advantage Small Cap Opportunities Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Schroder Investment Management North America Inc.

Portfolio manager

Jenny B. Jones

Average annual total returns (%) as of April 30, 2013

					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Administrator Class (NVSOX)	8-1-1993	15.03	6.25	12.51	1.24	1.22
Russell 2000® Index[3]	–	17.69	7.27	10.47	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	5

Ten largest equity holdings[4] (%) as of April 30, 2013
Northwestern Corporation	1.82
Parexel International Corporation	1.48
Finish Line Incorporated	1.42
Brinker International Incorporated	1.39
PTC Incorporated	1.38
Alterra Capital Holdings Limited	1.34
Applied Industrial Technologies Incorporated	1.28
Brown & Brown Incorporated	1.27
IDACORP Incorporated	1.23
EnerSys	1.23

Sector distribution[5] as of April 30, 2013

1.	Reflects the expense ratios as stated in the most recent prospectus.

2.	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.20% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

3.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

4.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

5.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Small Cap Opportunities Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 11-1-2012	Ending account value 4-30-2013	Expenses paid during the period¹	Net annual expense ratio
Administrator Class
Actual	$1,000.00	$1,143.26	$6.38	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01	1.20%

1.	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	7

Security name	Shares	Value

Common Stocks: 92.67%

Consumer Discretionary: 14.58%

Distributors: 1.17%
Core Mark Holding Company Incorporated	90,600	$4,714,824
LKQ Corporation †	117,800	2,836,624

		7,551,448

Diversified Consumer Services: 0.51%
Steiner Leisure Limited †	67,700	3,278,711

Hotels, Restaurants & Leisure: 6.12%
Ameristar Casinos Incorporated	98,600	2,602,054
Bally Technologies Incorporated «†	117,700	6,271,056
Brinker International Incorporated «	230,600	8,970,340
Domino’s Pizza Incorporated «	110,100	6,077,520
Home Inns & Hotels Management ADR «†	71,700	1,786,764
Ignite Restaurant Group Incorporated «†	264,400	4,611,136
Red Robin Gourmet Burgers Incorporated †	92,100	4,454,877
Six Flags Entertainment Corporation	65,700	4,787,559

		39,561,306

Household Durables: 0.75%
Harman International Industries Incorporated	109,200	4,882,332

Leisure Equipment & Products: 0.63%
Callaway Golf Company «	607,100	4,067,570

Media: 1.00%
John Wiley & Sons Incorporated	76,900	2,935,273
Madison Square Garden Incorporated Class A †	58,500	3,525,795

		6,461,068

Specialty Retail: 4.40%
Aeropostale Incorporated †	83,400	1,222,644
Asbury Automotive Group Incorporated †	66,200	2,653,958
Children’s Place Retail Stores Incorporated †	101,416	4,961,271
Finish Line Incorporated «	473,800	9,186,982
Group 1 Automotive Incorporated	42,900	2,594,592
Hot Topic Incorporated	357,800	4,991,310
Rent-A-Center Incorporated	81,800	2,857,274

		28,468,031

Consumer Staples: 3.33%

Food & Staples Retailing: 0.84%
Casey’s General Stores Incorporated «	85,700	4,962,887
Chef’s Warehouse Incorporated †	27,200	500,208

		5,463,095

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Small Cap Opportunities Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Shares	Value

Food Products: 1.42%
Dean Foods Company «†	238,200	$4,559,148
Pinnacle Foods Incorporated †	192,900	4,604,523

		9,163,671

Personal Products: 0.72%
Elizabeth Arden Incorporated †	113,800	4,660,110

Tobacco: 0.35%
Universal Corporation «	39,200	2,255,960

Energy: 3.90%

Energy Equipment & Services: 1.56%
Helix Energy Solutions Group Incorporated †	264,500	6,094,080
Oil States International Incorporated †	44,226	3,952,035

		10,046,115

Oil, Gas & Consumable Fuels: 2.34%
Carrizo Oil & Gas Incorporated «†	229,900	5,568,178
Laredo Petroleum Holdings Incorporated «†	263,800	4,537,360
Stealthgas Incorporated †	160,000	1,654,400
Teekay Corporation	94,834	3,376,090

		15,136,028

Financials: 16.94%

Capital Markets: 1.18%
FXCM Incorporated Class A «	116,900	1,583,995
HFF Incorporated Class A «	217,500	4,556,625
Stifel Financial Corporation «†	45,731	1,473,453

		7,614,073

Commercial Banks: 4.29%
Bank of Hawaii Corporation «	32,700	1,559,463
First Horizon National Corporation	248,600	2,585,440
FirstMerit Corporation «	343,800	5,889,294
Lakeland Financial Corporation	123,000	3,296,400
MB Financial Incorporated	143,400	3,550,584
Old National Bancorp	369,900	4,505,382
Simmons First National Corporation «	115,500	2,832,060
Susquehanna Bancshares Incorporated	300,100	3,502,167

		27,720,790

Diversified Financial Services: 0.53%
Compass Diversified Holdings	202,300	3,420,893

Insurance: 5.23%
Alterra Capital Holdings Limited	265,616	8,645,801
Amerisafe Incorporated	102,800	3,357,448
Brown & Brown Incorporated	265,700	8,234,043

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	9

Security name	Shares	Value

Insurance (continued)
eHealth Incorporated †	91,600	$1,918,104
Infinity Property & Casualty Corporation	33,500	1,900,790
Primerica Incorporated	39,300	1,334,628
ProAssurance Corporation	48,900	2,395,611
Reinsurance Group of America Incorporated	96,400	6,029,820

		33,816,245

REITs: 5.13%
Colonial Properties Trust «	309,164	7,175,696
Equity Lifestyle Properties Incorporated	78,235	6,356,594
Health Care REIT Incorporated	12,508	937,725
LaSalle Hotel Properties	126,024	3,267,802
Mid-America Apartment Communities Incorporated «	95,657	6,574,506
Parkway Properties Incorporated	132,292	2,411,683
Redwood Trust Incorporated «	283,553	6,470,679

		33,194,685

Thrifts & Mortgage Finance: 0.58%
Everbank Financial Corporation	110,600	1,769,600
Ocwen Financial Corporation †	53,700	1,964,346

		3,733,946

Health Care: 11.17%

Biotechnology: 1.76%
Cepheid Incorporated «†	98,500	3,755,805
Lexicon Genetics Incorporated †	1,020,800	2,021,184
Myriad Genetics Incorporated †	72,800	2,027,480
Onyx Pharmaceuticals Incorporated «†	29,500	2,796,600
Puma Biotechnology Incorporated «†	23,400	753,012

		11,354,081

Health Care Equipment & Supplies: 4.42%
Cooper Companies Incorporated	59,600	6,579,840
Haemonetics Corporation «†	122,100	4,700,850
Masimo Corporation «	113,200	2,270,792
Sirona Dental Systems Incorporated †	96,800	7,118,672
Spectranetics Corporation †	87,600	1,633,740
Unilife Corporation «†	523,869	1,037,261
Volcano Corporation «†	122,300	2,481,467
West Pharmaceutical Services Incorporated	43,200	2,758,752

		28,581,374

Health Care Providers & Services: 2.17%
Centene Corporation †	42,600	1,968,120
HealthSouth Rehabilitation Corporation «†	272,700	7,499,250
Lifepoint Hospitals Incorporated †	95,400	4,579,200

		14,046,570

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Small Cap Opportunities Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Shares	Value

Life Sciences Tools & Services: 2.08%
Fluidigm Corporation «†	103,200	$1,737,888
Parexel International Corporation †	233,000	9,541,350
TECHNE Corporation	33,700	2,161,518

		13,440,756

Pharmaceuticals: 0.74%
Salix Pharmaceuticals Limited †	92,000	4,810,680

Industrials: 18.56%

Aerospace & Defense: 0.72%
Hexcel Corporation «†	152,500	4,651,250

Airlines: 0.85%
Spirit Airlines Incorporated †	205,700	5,492,190

Building Products: 1.38%
Armstrong World Industries Incorporated †	91,600	4,675,264
Fortune Brands Home & Security Incorporated †	75,400	2,743,806
Universal Forest Products Incorporated	39,700	1,532,420

		8,951,490

Commercial Services & Supplies: 2.96%
ABM Industries Incorporated	253,700	5,720,935
Standard Parking Corporation †	237,661	5,107,335
Stantec Incorporated	40,694	1,740,134
Waste Connections Incorporated	173,290	6,576,356

		19,144,760

Construction & Engineering: 1.39%
Great Lakes Dredge & Dock Company	265,100	1,834,492
MYR Group Incorporated †	130,400	2,973,120
Primoris Services Corporation	190,000	4,187,600

		8,995,212

Electrical Equipment: 3.21%
Belden Incorporated	47,300	2,337,566
EnerSys «†	173,600	7,957,824
PLX Technology Incorporated †	341,600	1,595,272
Regal-Beloit Corporation	53,300	4,190,446
Thermon Group Holdings Incorporated «†	238,100	4,666,760

		20,747,868

Machinery: 2.70%
Enpro Industries Incorporated «†	152,800	7,529,984
IDEX Corporation	124,773	6,491,939
Wabash National Corporation «†	366,100	3,452,323

		17,474,246

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	11

Security name	Shares	Value

Professional Services: 1.19%
On Assignment Incorporated †	76,100	$1,846,947
Towers Watson & Company Class A	79,700	5,811,724

		7,658,671

Road & Rail: 1.58%
Genesee & Wyoming Incorporated «†	56,200	4,788,240
Roadrunner Transportation Systems Incorporated †	240,300	5,409,153

		10,197,393

Trading Companies & Distributors: 2.58%
Applied Industrial Technologies Incorporated	196,400	8,297,900
CAI International Incorporated †	55,400	1,412,146
MRC Global Incorporated †	232,300	6,957,385

		16,667,431

Information Technology: 12.91%

Communications Equipment: 0.90%
Finisar Corporation «†	151,900	1,950,396
JDS Uniphase Corporation †	284,500	3,840,750

		5,791,146

Electronic Equipment, Instruments & Components: 1.60%
Electro Rent Corporation	56,100	929,577
Fabrinet †	162,300	2,228,379
MTS Systems Corporation	90,700	5,528,165
ScanSource Incorporated †	57,500	1,665,775

		10,351,896

Internet Software & Services: 0.69%
Allegiant Travel Company	49,600	4,459,040

IT Services: 1.92%
Gartner Incorporated †	33,700	1,949,545
Genpact Limited	230,200	4,281,720
Sapient Corporation †	528,200	6,169,376

		12,400,641

Office Electronics: 0.78%
Zebra Technologies Corporation †	108,800	5,075,520

Semiconductors & Semiconductor Equipment: 3.80%
Atmel Corporation †	673,900	4,360,133
Entegris Incorporated †	168,700	1,599,276
Fairchild Semiconductor International Incorporated †	361,400	4,662,060
Hittite Microwave Corporation †	27,200	1,526,192
Integrated Device Technology Incorporated †	643,400	4,574,574
MA-COM Technology Solutions Holdings Incorporated †	217,400	3,050,122

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Small Cap Opportunities Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems Incorporated «	89,000	$2,146,680
Nanometrics Incorporated †	190,900	2,678,327

		24,597,364

Software: 3.22%
Cadence Design Systems Incorporated «†	220,300	3,040,140
Comverse Incorporated †	81,330	2,157,685
NetScout Systems Incorporated †	181,000	4,128,610
PTC Incorporated †	372,600	8,946,126
Verint Systems Incorporated †	76,825	2,538,298

		20,810,859

Materials: 6.22%

Chemicals: 2.33%
Cabot Corporation	60,431	2,269,788
Innophos Holdings Incorporated	98,800	5,069,428
Minerals Technologies Incorporated	80,300	3,262,589
Quaker Chemical Corporation	21,700	1,339,324
Taminco Corporation «†	205,800	3,101,406

		15,042,535

Containers & Packaging: 2.15%
Berry Plastics Group Incorporated †	389,500	7,400,500
Packaging Corporation of America	136,100	6,472,916

		13,873,416

Metals & Mining: 1.74%
Globe Specialty Metals Incorporated «	157,600	2,058,256
Horsehead Holding Corporation †	160,900	1,721,630
Kaiser Aluminum Corporation «	70,300	4,428,900
Pretium Resources Incorporated «†	419,600	3,075,668

		11,284,454

Utilities: 5.06%

Electric Utilities: 2.89%
Cleco Corporation	146,800	7,269,536
IDACORP Incorporated	161,900	7,967,099
UNS Energy Corporation	67,700	3,449,992

		18,686,627

Multi-Utilities: 1.82%
Northwestern Corporation	272,981	11,743,643

Water Utilities: 0.35%
SJW Corporation	90,300	2,290,007

Total Common Stocks (Cost $482,661,813)		599,117,197

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	13

Security name	Yield	Shares	Value

Short-Term Investments: 20.95%

Investment Companies: 20.95%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.13%	49,667,991	$49,667,991
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)	0.18	85,739,988	85,739,988

Total Short-Term Investments (Cost $135,407,979)			135,407,979

Total investments in securities
(Cost $618,069,792) *	113.62%	734,525,176
Other assets and liabilities, net	(13.62)	(88,042,947)

Total net assets	100.00%	$646,482,229

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $621,648,280 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$125,159,443
Gross unrealized depreciation	(12,282,547)

Net unrealized appreciation	$112,876,896

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Small Cap Opportunities Fund	Statement of assets and liabilities—April 30, 2013 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$599,117,197
In affiliated securities, at value (see cost below)	135,407,979

Total investments, at value (see cost below)	734,525,176
Receivable for investments sold	5,206,311
Receivable for Fund shares sold	1,045,063
Receivable for dividends	185,021
Receivable for securities lending income	10,927
Prepaid expenses and other assets	18,072

Total assets	740,990,570

Liabilities
Payable for investments purchased	7,369,987
Payable for Fund shares redeemed	735,620
Payable upon receipt of securities loaned	85,739,988
Advisory fee payable	407,662
Due to other related parties	78,609
Accrued expenses and other liabilities	176,475

Total liabilities	94,508,341

Total net assets	$646,482,229

NET ASSETS CONSIST OF
Paid-in capital	$478,056,567
Undistributed net investment income	1,038,532
Accumulated net realized gains on investments	50,931,746
Net unrealized gains on investments	116,455,384

Total net assets	$646,482,229

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Administrator Class	$646,482,229
Shares outstanding – Administrator Class	17,752,230
Net asset value per share – Administrator Class	$36.42

Investments in unaffiliated securities (including securities on loan), at cost	$482,661,813

Investments in affiliated securities, at cost	$135,407,979

Total investments, at cost	$618,069,792

Securities on loan, at value	$83,582,402

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended April 30, 2013 (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	15

Investment income
Dividends*	$6,198,239
Securities lending income, net	98,608
Income from affiliated securities	35,530

Total investment income	6,332,377

Expenses
Advisory fee	2,479,007
Administration fees
Fund level	155,936
Administrator Class	311,874
Shareholder servicing fees
Administrator Class	779,380
Custody and accounting fees	21,609
Professional fees	13,195
Registration fees	9,075
Shareholder report expenses	11,341
Trustees’ fees and expenses	7,175
Other fees and expenses	7,341

Total expenses	3,795,933
Less: Fee waivers and/or expense reimbursements	(53,450)

Net expenses	3,742,483

Net investment income	2,589,894

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	55,349,735
Net change in unrealized gains (losses) on investments	25,983,164

Net realized and unrealized gains (losses) on investments	81,332,899

Net increase in net assets resulting from operations	$83,922,793

* Net of foreign dividend withholding taxes in the amount of	$2,207

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Small Cap Opportunities Fund	Statement of changes in net assets

	Six months ended April 30, 2013 (unaudited)		Year ended October 31, 2012

Operations
Net investment income		$2,589,894		$856,204
Net realized gains on investments		55,349,735		46,905,106
Net change in unrealized gains (losses) on investments		25,983,164		14,456,955

Net increase in net assets resulting from operations		83,922,793		62,218,265

Distributions to shareholders from
Net investment income
Administrator Class		(1,493,440)		0
Net realized gains
Administrator Class		(44,504,060)		(24,479,270)

Total distributions to shareholders		(45,997,500)		(24,479,270)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Administrator Class	1,089,204	37,812,772	2,166,689	72,318,770
Reinvestment of distributions
Administrator Class	1,419,026	45,545,649	765,523	24,182,866
Payment for shares redeemed
Administrator Class	(2,893,461)	(99,645,484)	(5,000,111)	(166,116,470)

Net decrease in net assets resulting from capital share transactions		(16,287,063)		(69,614,834)

Total increase (decrease) in net assets		21,638,230		(31,875,839)

Net assets
Beginning of period		624,843,999		656,719,838

End of period		$646,482,229		$624,843,999

Undistributed (overdistributed) net investment income		$1,038,532		$(57,922)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Small Cap Opportunities Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2012	2011	2010	2009	2008
Net asset value, beginning of period	$34.45	$32.50	$31.33	$25.88	$23.47	$39.68
Net investment income (loss)	0.14	0.05	0.00 [1]	(0.06)	(0.02)	0.01
Net realized and unrealized gains (losses) on investments	4.44	3.13	1.17	5.51	3.38	(11.23)

Total from investment operations	4.58	3.18	1.17	5.45	3.36	(11.22)
Distributions to shareholders from
Net investment income	(0.08)	0.00	0.00	0.00	0.00	(0.10)
Net realized gains	(2.53)	(1.23)	0.00	0.00	(0.93)	(4.89)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.02)	0.00

Total distributions to shareholders	(2.61)	(1.23)	0.00	0.00	(0.95)	(4.99)
Net asset value, end of period	$36.42	$34.45	$32.50	$31.33	$25.88	$23.47
Total return	14.33%	10.12%	3.73%	21.06%	15.44%	(31.65)%
Ratios to average net assets (annualized)
Gross expenses	1.22%	1.22%	1.22%	1.25%	1.31%	1.28%
Net expenses	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income (loss)	0.83%	0.13%	0.00%	(0.20)%	(0.07)%	0.08%
Supplemental data
Portfolio turnover rate	39%	78%	100%	66%	68%	72%
Net assets, end of period (000s omitted)	$646,482	$624,844	$656,720	$707,958	$612,110	$541,369

1.	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Small Cap Opportunities Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Small Cap Opportunities Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On April 30, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Notes to financial statements (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	19

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

20	Wells Fargo Advantage Small Cap Opportunities Fund	Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$599,117,197	$0	$0	$599,117,197
Short-term investments
Investment companies	49,667,991	85,739,988	0	135,407,979
	$648,785,188	$85,739,988	$0	$734,525,176

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.80% and declining to 0.70% as the average daily net assets of the Fund increase. For the six months ended April 30, 2013, the advisory fee was equivalent to an annual rate of 0.79% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Schroder Investment Management North America Inc. is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.50% and declining to 0.45% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee of 0.10% of the average daily net assets of Administrator Class.

Notes to financial statements (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	21

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.20% for Administrator Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2013 were $224,250,160 and $244,810,624, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2013, the Fund paid $670 in commitment fees.

For the six months ended April 30, 2013, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

22	Wells Fargo Advantage Small Cap Opportunities Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

24	Wells Fargo Advantage Small Cap Opportunities Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available,without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	25

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Small Cap Opportunities Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Schroder Investment Management North America Inc. (the “Sub-Adviser”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted

26	Wells Fargo Advantage Small Cap Opportunities Fund	Other information (unaudited)

that the performance of the Fund (Administrator Class) was higher than or in range of the median performance of the Universe for the five- and ten-year periods under review, and lower than the median performance of the Universe for the one- and three-year periods under review. The Board also noted that the performance of the Fund was higher than or in range of its benchmark, the Russell 2000® Index, for the five- and ten-year periods under review, and lower than the benchmark for the one- and three-year periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and the benchmark for the one- and three-year periods under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during those periods. The Board noted that the performance of the Fund was affected by market volatility and the Fund’s cash position. The Board noted that the Fund’s strong performance in six consecutive calendar years between 2004 and 2009 and was satisfied with the explanation it received.

The Board received and considered information regarding the Fund’s net operating expense ratio and its various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees) custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered this ratio in comparison to the median ratio of funds in a class-specific expense group that was determined by Lipper to be similar to the Fund (the “Group”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Group. Based on the Lipper reports, the Board noted that the net operating expense ratio of the Fund was lower than the median net operating expense ratio of the expense Group. The Board and Funds Management agreed to maintain the current contractual net expense ratio cap for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board considered that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rate of the Fund with that of other funds in the expense Group at a common asset level. The Board noted that the Management Rate of the Fund was in range of the median rate for the Fund’s expense Group. The Board and Funds Management agreed to revise the advisory fee schedule for the Fund by adding an additional breakpoint.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. The Board considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Lipper to be similar to the Fund. In assessing the reasonableness of this amount, the Board received and evaluated extensive information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser and about Funds Management’s on-going oversight services. The Board also considered that the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s-length basis. The Board considered that the Sub-Adviser agreed to reduce the sub-advisory fee schedule for the Fund.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	27

Profitability

The Board received and considered an analysis of the profitability of Funds Management, as well as an analysis of the profitability of Wells Fargo as a whole, from providing services to the Fund. Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreement.

The Board also received separate profitability information with respect to the Sub-Adviser, which is not affiliated with Funds Management. The Board did not deem the profits reported by the Sub-Adviser to be at a level that would prevent it from approving the continuation of the sub-advisory agreement.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board also took into account the agreed-upon revision to the advisory fee schedule for the Fund that adds an additional breakpoint. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates and the Sub-Adviser as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates or the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates and the Sub-Adviser were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

28	Wells Fargo Advantage Small Cap Opportunities Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

216838 06-13 SA243/SAR243 4-13

Wells Fargo Advantage Small Cap Value Fund

Semi-Annual Report

April 30, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $228 billion in assets under management, as of April 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Small Cap Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Relatively improving economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Small Cap Value Fund for the six-month period that ended April 30, 2013. Much of the six-month period was marked by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy. However, relatively improving economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets. This backdrop enabled most equity asset classes to generate positive returns. For the six-month period, the small-cap-oriented Russell 2000® Index1 returned 16.58%, while the mid-cap-focused Russell Midcap® Index2 posted an 18.90% total return.

The U.S. economy improved with the support of accommodative monetary policy.

The U.S. economy grew modestly, but the recovery remained weak compared with previous business cycles. Curtailed government spending and weak household income expectations were economic headwinds. However, the unemployment rate continued to decline, reaching 7.5% in April 2013, and housing market activity, as measured by many metrics—sales, building permits, and prices—continued to improve from its recessionary levels.

Citing its dual mandate of fostering maximum employment and price stability, the U.S. Federal Reserve (Fed) reaffirmed its commitment to highly accommodative monetary policy. In addition, the Fed formally announced that exceptionally low interest rates would be appropriate at least as long as the unemployment rate remains above 6.5% and inflation remains no more than half a percentage point above its 2.0% inflation target.

The Fed also continued its quantitative easing program. Just prior to the beginning of the reporting period, the Federal Open Market Committee announced its intention to keep interest rates low until at least mid-2015 in order to support the sluggish economy. The Fed also announced open-ended purchases of $40 billion per month in mortgage-backed securities in an effort to support the housing market.

The global economy continues to be affected by bouts of uncertainty, including political questions in the U.S., Europe, and China.

Global economic growth varied across countries. Eurozone economies remained in recession. However, the European Central Bank (ECB) and several key members of the eurozone, including France and Germany, continued their commitment to maintaining a single currency. Subsequently, investor fears about a sovereign debt crisis in Europe abated. Furthermore, the ECB maintained its accommodative monetary policy by lowering its key rate at a historic low of 0.75%.

For most of the six-month period, uncertainty about political outcomes was a constant. U.S. presidential elections in November 2012, the debate over the fiscal cliff and tax rates at year-end, and speculation about the effects of sequestration at the end of February 2013 weighed on business leaders and investors. Elections in eurozone countries such as Greece, France, and Italy sparked speculation about the future of the eurozone. New leadership in China also figured into the political landscape. In the end, investors managed around these concerns, and capital markets generally advanced during this time period.

1.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

2.	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Small Cap Value Fund	3

Our goal is to meet the financial needs of our shareholders.

We are committed to providing our shareholders long-term investment strategies and focusing on appropriate risk while seeking to deliver consistent returns. We know that your ability to meet your long-term investment goals depends on the investment decisions you make today. Despite economic uncertainties and investment challenges, staying invested and adapting to emerging opportunities and threats will help you manage investment risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite economic uncertainties and investment challenges, staying invested and adapting to emerging opportunities and threats will help you manage investment risk.

4	Wells Fargo Advantage Small Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Erik C. Astheimer

I. Charles Rinaldi

Michael Schneider, CFA

Average annual total returns1 (%) as of April 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SMVAX)	11-30-2000	6.82	4.01	11.53	13.35	5.25	12.19	1.36	1.32
Class B (SMVBX)*	11-30-2000	7.53	4.12	11.60	12.53	4.46	11.60	2.11	2.07
Class C (SMVCX)	11-30-2000	11.51	4.46	11.36	12.51	4.46	11.36	2.11	2.07
Administrator Class (SMVDX)	7-30-2010	–	–	–	13.59	5.52	12.34	1.20	1.12
Institutional Class (WFSVX)	7-31-2007	–	–	–	13.80	5.71	12.54	0.93	0.92
Investor Class (SSMVX)	12-31-1997	–	–	–	13.34	5.26	12.27	1.42	1.35
Russell 2000® Value Index[4]	–	–	–	–	19.71	6.60	10.28	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Small Cap Value Fund	5

Ten largest equity holdings[5] (%) as of April 30, 2013
InterOil Corporation	11.04
Randgold Resources Limited ADR	6.87
Chimera Investment Corporation	4.18
United Continental Holdings Incorporated	3.02
Argo Group International Holdings Limited	2.36
Range Resources Corporation	2.30
Delta Air Lines Incorporated	2.21
Newpark Resources Incorporated	2.10
Trilogy Energy Corporation	1.95
Cray Incorporated	1.76

Sector distribution[6] as of April 30, 2013

1.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class. Historical performance shown for Investor Class shares through June 19, 2008, includes Class Z expenses.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.30% for Class A, 2.05% for Class B, 2.05% for Class C, 1.10% for Administrator Class, 0.90% for Institutional Class, and 1.33% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Small Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2012	Ending account value 4-30-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,083.16	$6.71	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.51	1.30%
Class B
Actual	$1,000.00	$1,079.17	$10.57	2.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.63	$10.24	2.05%
Class C
Actual	$1,000.00	$1,079.03	$10.57	2.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.63	$10.24	2.05%
Administrator Class
Actual	$1,000.00	$1,084.24	$5.68	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51	1.10%
Institutional Class
Actual	$1,000.00	$1,085.12	$4.65	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Investor Class
Actual	$1,000.00	$1,082.91	$6.87	1.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.66	1.33%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Small Cap Value Fund	7

Security name	Shares	Value

Common Stocks: 92.20%

Consumer Discretionary: 4.98%

Auto Components: 0.46%
Gentex Corporation	748,100	$16,832,250

Diversified Consumer Services: 0.46%
Cambium Learning Group Incorporated †	1,415,600	1,344,820
Corinthian Colleges Incorporated †**	7,625,800	15,251,600
Voyager Expanded Learning Incorporated †(a)(i)	1,649,100	2

		16,596,422

Hotels, Restaurants & Leisure: 2.25%
Denny’s Corporation †	3,177,400	18,015,858
Scientific Games Corporation Class A †	3,006,900	26,701,272
The Wendy’s Company	6,496,100	36,962,809

		81,679,939

Household Durables: 1.23%
Cavco Industries Incorporated †**	596,800	27,226,016
Harman International Industries Incorporated	210,300	9,402,513
KB Home Incorporated	173,200	3,903,928
Skyline Corporation †**	945,400	4,282,662

		44,815,119

Internet & Catalog Retail: 0.03%
dELiA*s Incorporated †**	1,904,500	1,256,208

Specialty Retail: 0.22%
rue21 Incorporated †	246,800	7,872,920

Textiles, Apparel & Luxury Goods: 0.33%
Crocs Incorporated †	761,800	12,204,036

Consumer Staples: 0.71%

Personal Products: 0.71%
Prestige Brands Holdings Incorporated †	957,000	25,791,150

Energy: 24.56%

Energy Equipment & Services: 8.45%
Ensco plc Class A	198,100	11,426,408
Helix Energy Solutions Group Incorporated †	1,294,600	29,827,584
Helmerich & Payne Incorporated	647,100	37,933,002
ION Geophysical Corporation †	6,464,900	40,340,976
Key Energy Services Incorporated †	2,345,600	13,932,864
Newpark Resources Incorporated †**	7,266,356	76,296,738
Oceaneering International Incorporated	461,600	32,390,472
Parker Drilling Company †	3,139,960	12,936,635
PHI Incorporated (non-voting) †	653,000	18,133,810
PHI Incorporated (voting) †**	149,430	4,034,610

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Small Cap Value Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Shares	Value

Energy Equipment & Services (continued)
Vantage Drilling Company †	3,586,300	$6,060,847
Willbros Group Incorporated †**	2,505,700	23,804,150

		307,118,096

Oil, Gas & Consumable Fuels: 16.11%
Clean Energy Fuels Corporation †	223,400	2,946,646
Comstock Resources Incorporated †	509,600	7,980,336
Forest Oil Corporation †	2,028,100	8,497,739
InterOil Corporation †**#	5,076,700	401,668,504
Newfield Exploration Company †	413,300	9,005,807
PetroQuest Energy Incorporated †	314,600	1,346,488
Range Resources Corporation	1,136,300	83,540,776
Trilogy Energy Corporation	2,429,300	71,013,832

		586,000,128

Financials: 18.41%

Commercial Banks: 3.74%
Ameris Bancorp †	375,500	5,208,185
Associated Banc-Corp	247,000	3,524,690
Bancorp Incorporated †	1,413,500	18,375,500
BBCN Bancorp Incorporated	654,500	8,429,960
CenterState Banks Incorporated	1,158,300	9,637,056
City National Corporation	261,700	14,977,091
First Horizon National Corporation	1,467,900	15,266,160
First Niagara Financial Group Incorporated	2,392,500	22,752,675
IBERIABANK Corporation	332,300	15,159,526
National Bank Holdings Corporation Class A	752,000	13,581,120
Park Sterling Corporation †	963,200	5,519,136
Sandy Spring Bancorp Incorporated	167,200	3,424,256

		135,855,355

Consumer Finance: 0.14%
Green Dot Corporation Class A †	316,100	4,965,931

Insurance: 3.86%
Argo Group International Holdings Limited **	2,068,400	85,735,180
Hilltop Holdings Incorporated †	1,789,600	23,962,744
Mercury General Corporation	374,400	17,113,824
OneBeacon Insurance Group Limited	1,009,600	13,720,464

		140,532,212

REITs: 10.55%
Anworth Mortgage Asset Corporation	1,790,400	11,297,424
Capstead Mortgage Corporation	2,514,100	33,387,248
Chimera Investment Corporation	46,107,200	152,153,760
Hatteras Financial Corporation	448,100	12,246,573
Invesco Mortgage Capital Incorporated	2,564,800	54,886,720
MFA Mortgage Investments Incorporated	4,422,900	41,000,283

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Small Cap Value Fund	9

Security name	Shares	Value

REITs (continued)
Redwood Trust Incorporated	1,900,900	$43,378,538
Sun Communities Incorporated	692,200	35,406,030

		383,756,576

Thrifts & Mortgage Finance: 0.12%
Northwest Bancshares Incorporated	354,400	4,341,400

Health Care: 5.40%

Biotechnology: 0.36%
Amarin Corporation plc ADR †	1,741,700	12,905,997

Health Care Equipment & Supplies: 2.06%
Hologic Incorporated †	987,200	20,109,264
OraSure Technologies Incorporated †**	7,248,100	32,326,526
Symmetry Medical Incorporated †	248,600	2,963,312
Thoratec Corporation †	310,800	11,250,960
Varian Medical Systems Incorporated †	129,300	8,422,602

		75,072,664

Health Care Providers & Services: 1.95%
Amedisys Incorporated †	1,297,400	13,025,896
Cross Country Healthcare Incorporated †**	2,566,200	12,831,000
Gentiva Health Services Incorporated †**	2,527,300	26,511,377
Healthways Incorporated †	1,330,000	18,473,700

		70,841,973

Health Care Technology: 0.26%
Allscripts Healthcare Solutions Incorporated †	274,600	3,800,464
Medidata Solutions Incorporated †	87,400	5,799,864

		9,600,328

Life Sciences Tools & Services: 0.77%
Nordion Incorporated	1,480,100	10,375,501
Parexel International Corporation †	433,000	17,731,350

		28,106,851

Industrials: 12.77%

Airlines: 6.34%
Alaska Air Group Incorporated †#	383,200	23,620,448
Delta Air Lines Incorporated †#	4,683,200	80,270,048
Latam Airlines Group SP ADR	191,300	3,959,910
United Continental Holdings Incorporated †#	3,401,700	109,874,910
US Airways Group Incorporated †#	755,800	12,773,020

		230,498,336

Commercial Services & Supplies: 2.94%
ABM Industries Incorporated	1,925,700	43,424,535

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Small Cap Value Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Shares	Value

Commercial Services & Supplies (continued)
ACCO Brands Corporation †	3,521,000	$23,766,750
GEO Group Incorporated	597,600	22,380,120
Healthcare Services Group Incorporated	778,800	17,359,452

		106,930,857

Construction & Engineering: 2.06%
Chicago Bridge & Iron Company NV #	859,200	46,216,368
Primoris Services Corporation	1,296,800	28,581,472

		74,797,840

Electrical Equipment: 0.60%
GrafTech International Limited †	3,043,600	21,853,048

Professional Services: 0.41%
Hill International Incorporated †**	2,833,700	7,792,675
Kforce Incorporated	464,500	7,023,240

		14,815,915

Road & Rail: 0.22%
Covenant Transport Incorporated Class A †**	1,421,200	7,887,660

Trading Companies & Distributors: 0.20%
Applied Industrial Technologies Incorporated	175,700	7,423,325

Information Technology: 9.82%

Communications Equipment: 1.16%
Alcatel-Lucent SA ADR †	2,267,900	3,107,023
Brocade Communications Systems Incorporated †	4,019,700	23,394,654
Harmonic Incorporated †	2,779,000	15,784,720

		42,286,397

Computers & Peripherals: 3.69%
Cray Incorporated †**#	3,026,500	64,040,740
Intermec Incorporated †**	3,695,600	36,364,704
Lexmark International Incorporated	777,700	23,572,087
Quantum Corporation †	7,194,800	10,288,564

		134,266,095

Electronic Equipment, Instruments & Components: 4.20%
Checkpoint Systems Incorporated †	1,256,213	14,534,384
Cognex Corporation	710,500	28,206,850
Coherent Incorporated	863,200	48,278,776
OSI Systems Incorporated †**	1,074,800	61,586,040

		152,606,050

Internet Software & Services: 0.20%
Monster Worldwide Incorporated †	1,625,900	7,121,442

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Small Cap Value Fund	11

Security name		Shares	Value

Office Electronics: 0.09%
Zebra Technologies Corporation †		71,100	$3,316,815

Software: 0.48%
Accelrys Incorporated †		1,791,100	17,642,335

Materials: 14.34%

Chemicals: 0.49%
Calgon Carbon Corporation †		1,050,000	17,892,000

Containers & Packaging: 0.37%
Intertape Polymer Group Incorporated		1,209,600	13,420,512

Metals & Mining: 13.04%
Agnico-Eagle Mines Limited		1,385,700	44,744,253
Carpenter Technology Corporation		900,100	40,468,496
Dominion Diamond Corporation †		476,200	7,528,722
Randgold Resources Limited ADR		3,055,200	249,854,256
Royal Gold Incorporated		724,100	40,245,478
Sandstorm Gold Limited †(i)		2,443,711	19,744,706
Silver Standard Resources Incorporated †		2,157,500	15,404,550
Steel Dynamics Incorporated		2,299,500	34,584,480
United States Steel Corporation		635,700	11,315,460
Webco Industries Incorporated †(a)**(i)		90,050	10,265,700

			474,156,101

Paper & Forest Products: 0.44%
Wausau Paper Corporation		1,589,300	16,179,074

Telecommunication Services: 1.21%

Diversified Telecommunication Services: 1.21%
Cincinnati Bell Incorporated †**		12,506,000	44,021,120

Total Common Stocks (Cost $2,483,709,430)			3,353,260,477

Investment Companies: 1.32%
KBW Regional Banking ETF		203,200	6,309,360
Market Vectors Gold Miners ETF		805,059	24,441,591
Market Vectors Junior Gold Miners ETF		1,329,197	17,040,306

Total Investment Companies (Cost $57,100,072)			47,791,257

	Expiration date

Warrants: 0.01%

Materials: 0.01%

Metals & Mining: 0.01%
Sandstorm Gold Limited †(i)	10-19-2015	470,263	340,753

Total Warrants (Cost $0)			340,753

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Small Cap Value Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Yield	Shares	Value

Short-Term Investments: 6.74%

Investment Companies: 6.74%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.13%	245,221,258	$245,221,258

Total Short-Term Investments (Cost $245,221,258)			245,221,258

Total investments in securities
(Cost $2,786,030,760) *	100.27%	3,646,613,745
Other assets and liabilities, net	(0.27)	(9,719,914)

Total net assets	100.00%	$3,636,893,831

†	Non-income-earning security

**	Represents an affiliate of the Fund under Section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended, as the Fund holds 5% or more of the issuer’s outstanding voting shares.

(l)	Investment in an affiliate

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $2,826,003,645 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,203,976,727
Gross unrealized depreciation	(383,366,627)

Net unrealized appreciation	$820,610,100

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—April 30, 2013 (unaudited)	Wells Fargo Advantage Small Cap Value Fund	13

Assets
Investments
In unaffiliated securities, at value (see cost below)	$2,458,209,277
In affiliated securities, at value (see cost below)	1,188,404,468

Total investments, at value (see cost below)	3,646,613,745
Receivable for investments sold	1,276,606
Receivable for Fund shares sold	4,066,922
Receivable for dividends	594,166
Prepaid expenses and other assets	112,267

Total assets	3,652,663,706

Liabilities
Payable for investments purchased	2,873,957
Payable for Fund shares redeemed	8,399,600
Written options, at value	697,950
Advisory fee payable	2,101,497
Distribution fees payable	64,544
Due to other related parties	725,278
Accrued expenses and other liabilities	907,049

Total liabilities	15,769,875

Total net assets	$3,636,893,831

NET ASSETS CONSIST OF
Paid-in capital	$2,592,104,412
Undistributed net investment income	13,070,772
Accumulated net realized gains on investments	170,745,981
Net unrealized gains on investments	860,972,666

Total net assets	$3,636,893,831

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$549,831,191
Shares outstanding – Class A	16,167,896
Net asset value per share – Class A	$34.01
Maximum offering price per share – Class A2	$36.08
Net assets – Class B	$947,638
Shares outstanding – Class B	30,800
Net asset value per share – Class B	$30.77
Net assets – Class C	$105,595,879
Shares outstanding – Class C	3,428,709
Net asset value per share – Class C	$30.80
Net assets – Administrator Class	$606,850,692
Shares outstanding – Administrator Class	17,545,498
Net asset value per share – Administrator Class	$34.59
Net assets – Institutional Class	$1,206,993,338
Shares outstanding – Institutional Class	34,799,472
Net asset value per share – Institutional Class	$34.68
Net assets – Investor Class	$1,166,675,093
Shares outstanding – Investor Class	33,692,198
Net asset value per share – Investor Class	$34.63

Investments in unaffiliated securities, at cost	$1,793,139,299

Investments in affiliated securities, at cost	$992,891,461

Total investments, at cost	$2,786,030,760

Premiums received on written options	$1,086,964

1.	The Fund has an unlimited number of authorized shares.
2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Small Cap Value Fund	Statement of operations—six months ended April 30, 2013 (unaudited)

Investment income
Dividends*	$38,947,509
Income from affiliated securities	3,004,374

Total investment income	41,951,883

Expenses
Advisory fee	13,542,888
Administration fees
Fund level	909,790
Class A	768,337
Class B	1,406
Class C	133,845
Administrator Class	280,576
Institutional Class	463,407
Investor Class	1,959,081
Shareholder servicing fees
Class A	738,785
Class B	1,352
Class C	128,697
Administrator Class	691,590
Investor Class	1,516,287
Distribution fees
Class B	4,057
Class C	386,091
Custody and accounting fees	113,955
Professional fees	18,509
Registration fees	51,453
Shareholder report expenses	271,476
Trustees’ fees and expenses	7,113
Other fees and expenses	33,614

Total expenses	22,022,309
Less: Fee waivers and/or expense reimbursements	(674,007)

Net expenses	21,348,302

Net investment income	20,603,581

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	205,046,660
Affiliated securities	8,871,714
Written options	(65,734)

Net realized gains on investments	213,852,640

Net change in unrealized gains (losses) on:
Unaffiliated securities	(72,542,771)
Affiliated securities	131,478,156
Written options	(65,545)

Net change in unrealized gains (losses) on investments	58,869,840

Net realized and unrealized gains (losses) on investments	272,722,480

Net increase in net assets resulting from operations	$293,326,061

* Net of foreign dividend withholding taxes in the amount of	$217,800

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Small Cap Value Fund	15

	Six months ended April 30, 2013 (unaudited)		Year ended October 31, 2012

Operations
Net investment income		$20,603,581		$26,142,518
Net realized gains on investments		213,852,640		139,148,632
Net change in unrealized gains (losses) on investments		58,869,840		252,824,374

Net increase in net assets resulting from operations		293,326,061		418,115,524

Distributions to shareholders from
Net investment income
Class A		(4,536,414)		(2,385,351)
Class C		(171,443)		0
Administrator Class		(5,359,165)		(3,013,023)
Institutional Class		(13,128,793)		(9,038,092)
Investor Class		(8,580,979)		(4,239,216)
Net realized gains
Class A		(21,797,929)		(3,005,579)
Class B		(46,936)		(16,445)
Class C		(4,121,715)		(554,099)
Administrator Class		(19,576,380)		(2,132,516)
Institutional Class		(41,054,563)		(5,234,087)
Investor Class		(44,728,095)		(7,077,075)

Total distributions to shareholders		(163,102,412)		(36,695,483)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,448,461	47,413,663	3,271,507	102,734,371
Class B	362	10,571	1,749	50,221
Class C	231,175	6,864,728	373,475	10,626,384
Administrator Class	3,142,883	104,656,812	8,699,513	283,757,915
Institutional Class	3,291,195	111,997,990	7,555,736	241,434,555
Investor Class	2,684,811	89,684,705	4,765,054	152,159,048

		360,628,469		790,762,494

Reinvestment of distributions
Class A	761,276	23,762,292	169,315	4,974,950
Class B	1,521	42,714	538	14,784
Class C	133,666	3,766,646	17,425	480,227
Administrator Class	117,215	3,725,339	36,716	1,086,412
Institutional Class	1,663,325	53,039,903	468,480	13,849,753
Investor Class	1,659,987	52,731,227	373,334	11,203,611

		137,068,121		31,609,737

Payment for shares redeemed
Class A	(4,405,634)	(146,182,470)	(5,262,977)	(164,249,938)
Class B	(15,129)	(451,231)	(104,525)	(2,945,559)
Class C	(379,179)	(11,296,513)	(663,883)	(18,779,465)
Administrator Class	(1,967,962)	(65,869,946)	(5,441,330)	(173,762,351)
Institutional Class	(4,233,775)	(142,472,558)	(9,499,751)	(300,294,182)
Investor Class	(9,018,933)	(302,271,781)	(14,990,335)	(479,580,135)

		(668,544,499)		(1,139,611,630)

Net decrease in net assets resulting from capital share transactions		(170,847,909)		(317,239,399)

Total increase (decrease) in net assets		(40,624,260)		64,180,642

Net assets
Beginning of period		3,677,518,091		3,613,337,449

End of period		$3,636,893,831		$3,677,518,091

Undistributed net investment income		$13,070,772		$24,243,985

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
CLASS A		2012	2011	2010	2009	2008
Net asset value, beginning of period	$32.87	$29.56	$29.71	$23.32	$18.22	$36.28
Net investment income (loss)	0.16	0.19	0.16	0.22 [1]	0.15 [1]	(0.02)[1]
Net realized and unrealized gains (losses) on investments	2.43	3.39	(0.11)	6.29	4.95	(13.25)

Total from investment operations	2.59	3.58	0.05	6.51	5.10	(13.27)
Distributions to shareholders from
Net investment income	(0.24)	(0.12)	(0.20)	(0.12)	0.00	(0.01)
Net realized gains	(1.21)	(0.15)	0.00	0.00	0.00	(4.78)

Total distributions to shareholders	(1.45)	(0.27)	(0.20)	(0.12)	0.00	(4.79)
Net asset value, end of period	$34.01	$32.87	$29.56	$29.71	$23.32	$18.22
Total return[2]	8.32%	12.22%	0.11%	28.01%	27.99%	(41.27)%
Ratios to average net assets (annualized)
Gross expenses	1.33%	1.34%	1.32%	1.38%	1.44%	1.44%
Net expenses	1.30%	1.30%	1.30%	1.37%	1.44%	1.44%
Net investment income (loss)	1.02%	0.61%	0.50%	0.79%	0.79%	(0.08)%
Supplemental data
Portfolio turnover rate	10%	16%	17%	21%	27%	27%
Net assets, end of period (000s omitted)	$549,831	$603,622	$596,741	$645,371	$438,744	$382,412

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Small Cap Value Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
CLASS B		2012	2011	2010	2009	2008
Net asset value, beginning of period	$29.74	$26.85	$27.02	$21.28	$16.75	$33.98
Net investment income (loss)	0.04 [1]	(0.03)[1]	(0.16)[1]	0.00 [1,2]	0.01 [1]	(0.22)[1]
Net realized and unrealized gains (losses) on investments	2.20	3.07	(0.01)	5.74	4.52	(12.23)

Total from investment operations	2.24	3.04	(0.17)	5.74	4.53	(12.45)
Distributions to shareholders from
Net realized gains	(1.21)	(0.15)	0.00	0.00	0.00	(4.78)
Net asset value, end of period	$30.77	$29.74	$26.85	$27.02	$21.28	$16.75
Total return[3]	7.92%	11.37%	(0.63)%	26.97%	27.04%	(41.68)%
Ratios to average net assets (annualized)
Gross expenses	2.08%	2.08%	2.06%	2.13%	2.19%	2.19%
Net expenses	2.05%	2.05%	2.04%	2.13%	2.19%	2.19%
Net investment income (loss)	0.27%	(0.12)%	(0.57)%	0.00%	0.03%	(0.87)%
Supplemental data
Portfolio turnover rate	10%	16%	17%	21%	27%	27%
Net assets, end of period (000s omitted)	$948	$1,310	$3,928	$36,436	$46,175	$53,515

1.	Calculated based upon average shares outstanding

2.	Amount is less than $0.005.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
CLASS C		2012	2011	2010	2009	2008
Net asset value, beginning of period	$29.82	$26.92	$27.11	$21.34	$16.80	$34.07
Net investment income (loss)	0.04 [1]	(0.04)[1]	(0.07)[1]	0.01 [1]	0.01 [1]	(0.22)[1]
Net realized and unrealized gains (losses) on investments	2.20	3.09	(0.10)	5.76	4.53	(12.27)

Total from investment operations	2.24	3.05	(0.17)	5.77	4.54	(12.49)
Distributions to shareholders from
Net investment income	(0.05)	0.00	(0.02)	0.00	0.00	0.00
Net realized gains	(1.21)	(0.15)	0.00	0.00	0.00	(4.78)

Total distributions to shareholders	(1.26)	(0.15)	(0.02)	0.00	0.00	(4.78)
Net asset value, end of period	$30.80	$29.82	$26.92	$27.11	$21.34	$16.80
Total return[2]	7.90%	11.38%	(0.62)%	27.04%	27.02%	(41.69)%
Ratios to average net assets (annualized)
Gross expenses	2.08%	2.09%	2.07%	2.13%	2.19%	2.19%
Net expenses	2.05%	2.05%	2.05%	2.12%	2.19%	2.19%
Net investment income (loss)	0.25%	(0.14)%	(0.24)%	0.04%	0.03%	(0.85)%
Supplemental data
Portfolio turnover rate	10%	16%	17%	21%	27%	27%
Net assets, end of period (000s omitted)	$105,596	$102,663	$100,032	$97,675	$70,558	$69,952

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Small Cap Value Fund	19

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2012	2011	2010[1]
Net asset value, beginning of period	$33.45	$30.12	$30.32	$28.12
Net investment income	0.20	0.25 [2]	0.29 [2]	0.05 [2]
Net realized and unrealized gains (losses) on investments	2.47	3.44	(0.17)	2.15

Total from investment operations	2.67	3.69	0.12	2.20
Distributions to shareholders from
Net investment income	(0.32)	(0.21)	(0.32)	0.00
Net realized gains	(1.21)	(0.15)	0.00	0.00

Total distributions to shareholders	(1.53)	(0.36)	(0.32)	0.00
Net asset value, end of period	$34.59	$33.45	$30.12	$30.32
Total return[3]	8.42%	12.42%	0.32%	7.82%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.17%	1.15%	1.28%
Net expenses	1.10%	1.10%	1.10%	1.10%
Net investment income	1.20%	0.80%	0.91%	0.79%
Supplemental data
Portfolio turnover rate	10%	16%	17%	21%
Net assets, end of period (000s omitted)	$606,851	$543,683	$390,266	$8,841

1.	For the period from July 30, 2010 (commencement of class operations) to October 31, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2012	2011	2010	2009	2008
Net asset value, beginning of period	$33.56	$30.21	$30.33	$23.80	$18.50	$36.77
Net investment income	0.22	0.34	0.31	0.34 [1]	0.25 [1]	0.13 [1]
Net realized and unrealized gains (losses) on investments	2.48	3.42	(0.12)	6.42	5.05	(13.45)

Total from investment operations	2.70	3.76	0.19	6.76	5.30	(13.32)
Distributions to shareholders from
Net investment income	(0.37)	(0.26)	(0.31)	(0.23)	0.00	(0.17)
Net realized gains	(1.21)	(0.15)	0.00	0.00	0.00	(4.78)

Total distributions to shareholders	(1.58)	(0.41)	(0.31)	(0.23)	0.00	(4.95)
Net asset value, end of period	$34.68	$33.56	$30.21	$30.33	$23.80	$18.50
Total return[2]	8.51%	12.68%	0.52%	28.53%	28.65%	(40.96)%
Ratios to average net assets (annualized)
Gross expenses	0.90%	0.91%	0.89%	0.94%	1.00%	0.99%
Net expenses	0.90%	0.90%	0.89%	0.93%	0.95%	0.95%
Net investment income	1.40%	1.01%	0.97%	1.23%	1.24%	0.49%
Supplemental data
Portfolio turnover rate	10%	16%	17%	21%	27%	27%
Net assets, end of period (000s omitted)	$1,206,993	$1,143,730	$1,073,943	$1,279,201	$843,753	$340,878

1.	Calculated based upon average shares outstanding

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Small Cap Value Fund	21

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
INVESTOR CLASS		2012	2011	2010	2009	2008[1]
Net asset value, beginning of period	$33.43	$30.04	$30.18	$23.70	$18.50	$36.73
Net investment income (loss)	0.16 [2]	0.19 [2]	0.14 [2]	0.22 [2]	0.17 [2]	(0.01)[2]
Net realized and unrealized gains (losses) on investments	2.47	3.44	(0.10)	6.39	5.03	(13.43)

Total from investment operations	2.63	3.63	0.04	6.61	5.20	(13.44)
Distributions to shareholders from
Net investment income	(0.22)	(0.09)	(0.18)	(0.13)	0.00	(0.01)
Net realized gains	(1.21)	(0.15)	0.00	0.00	0.00	(4.78)

Total distributions to shareholders	(1.43)	(0.24)	(0.18)	(0.13)	0.00	(4.79)
Net asset value, end of period	$34.63	$33.43	$30.04	$30.18	$23.70	$18.50
Total return[3]	8.29%	12.18%	0.09%	27.99%	28.11%	(41.20)%
Ratios to average net assets (annualized)
Gross expenses	1.39%	1.40%	1.39%	1.47%	1.55%	1.57%
Net expenses	1.33%	1.33%	1.33%	1.35%	1.36%	1.36%
Net investment income (loss)	0.98%	0.58%	0.45%	0.80%	0.88%	(0.02)%
Supplemental data
Portfolio turnover rate	10%	16%	17%	21%	27%	27%
Net assets, end of period (000s omitted)	$1,166,675	$1,282,510	$1,448,429	$1,968,601	$1,523,637	$1,461,833

1.	Effective June 20, 2008, Class Z was renamed Investor Class.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Small Cap Value Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On April 30, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Notes to financial statements (unaudited)	Wells Fargo Advantage Small Cap Value Fund	23

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Options

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment, the value of which is subsequently adjusted based on to the current market value of the option. Premiums paid for purchased options that expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

24	Wells Fargo Advantage Small Cap Value Fund	Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Equity securities
Common stocks	$3,342,994,775	$10,265,702	$0	$3,353,260,477
Investment companies	47,791,257	0	0	47,791,257
Warrants	0	340,753	0	340,753

Short-term investments
Investment companies	245,221,258	0	0	245,221,258
	$3,636,007,290	$10,606,455	$0	$3,646,613,745

As of April 30, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Written options	$0	$(697,950)	$0	$(697,950)

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Notes to financial statements (unaudited)	Wells Fargo Advantage Small Cap Value Fund	25

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.80% and declining to 0.70% as the average daily net assets of the Fund increase. For the six months ended April 30, 2013, the advisory fee was equivalent to an annual rate of 0.74% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, and Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.30% for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares, 1.10% for Administrator Class shares, 0.90% for Institutional Class shares, and 1.33% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended April 30, 2013, Wells Fargo Funds Distributor, LLC received $14,117 from the sale of Class A shares and $1,447 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2013 were $337,908,241 and $550,101,810, respectively.

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company in which the Fund has ownership of at least 5% of the outstanding voting shares.

26	Wells Fargo Advantage Small Cap Value Fund	Notes to financial statements (unaudited)

The following is a summary of transactions in issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized gains (losses)
Argo Group International Holdings Limited	2,115,700	10,500	57,800	2,068,400	$85,735,180	$573,510	$(329,824)
Cavco Industries Incorporated	539,500	57,300	0	596,800	27,226,016	0	0
Cincinnati Bell Incorporated	9,419,300	3,383,900	297,200	12,506,000	44,021,120	0	75,343
Corinthian Colleges Incorporated	5,019,300	2,606,500	0	7,625,800	15,251,600	0	0
Covenant Transport Incorporated Class A	1,412,300	8,900	0	1,421,200	7,887,660	0	0
Cray Incorporated	3,468,455	0	441,955	3,026,500	64,040,740	0	4,817,392
Crexus Investment Corporation	4,085,800	0	4,085,800	0	0	2,099,456	5,870,820
Cross Country Healthcare Incorporated	2,581,900	4,900	20,600	2,566,200	12,831,000	0	(255,280)
dELiA*s Incorporated	1,916,100	16,100	27,700	1,904,500	1,256,208	0	(20,738)
Gentiva Health Services Incorporated	2,421,800	150,600	45,100	2,527,300	26,511,377	0	(6,889)
Hill International Incorporated	2,775,200	58,500	0	2,833,700	7,792,675	0	0
Intermec Incorporated	3,718,000	0	22,400	3,695,600	36,364,704	0	54,922
InterOil Corporation	4,627,800	472,300	23,400	5,076,700	401,668,504	0	(51,908)
MRV Communications Incorporated	3,470,950	0	3,470,950	0	0	158,904	(1,377,375)
Newpark Resources Incorporated	7,309,456	9,400	52,500	7,266,356	76,296,738	0	95,251
OraSure Technologies Incorporated	6,780,100	468,000	0	7,248,100	32,326,526	0	0
OSI Systems Incorporated	614,140	460,660	0	1,074,800	61,586,040	0	0
PHI Incorporated (voting)	147,530	1,900	0	149,430	4,034,610	0	0
Skyline Corporation	874,400	71,000	0	945,400	4,282,662	0	0
Webco Industries Incorporated	89,900	150	0	90,050	10,265,700	0	0
Willbros Group Incorporated	2,070,000	435,700	0	2,505,700	23,804,150	0	0
					$943,183,210	$2,831,870	$8,871,714

7. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2013, the Fund entered into written options for economic hedging purposes.

During the six months ended April 30, 2013, the Fund had written option activities as follows:

	Call options		Put options
	Number of contracts	Premiums received	Number of contracts	Premiums received
Options outstanding at October 31, 2012	2,100	$735,209	0	$0
Options written	17,251	4,142,940	200	38,599
Options expired	(3,375)	(411,403)	0	0
Options closed	(10,961)	(3,342,558)	(200)	(38,599)
Options exercised	(215)	(37,224)	0	0
Options outstanding at April 30, 2013	4,800	$1,086,964	0	$0

Notes to financial statements (unaudited)	Wells Fargo Advantage Small Cap Value Fund	27

Open call options written at April 30, 2013 were as follow for the Fund:

Expiration date		Number of contracts	Strike price	Value
5-18-2013	Chicago Bridge & Iron Company NV	300	$65.00	$(1,500)
5-18-2013	Cray Incorporated	100	22.50	(5,500)
5-18-2013	Delta Air Lines Incorporated	500	17.00	(35,500)
5-18-2013	United Continental Holdings Incorporated	300	33.00	(20,700)
5-18-2013	Chicago Bridge & Iron Company NV	450	60.00	(11,250)
5-18-2013	US Airways Group Incorporated	500	17.00	(22,000)
5-18-2013	Alaska Air Group Incorporated	300	60.00	(72,000)
6-22-2013	InterOil Corporation	100	100.00	(22,300)
7-20-2013	Cray Incorporated	100	25.00	(4,000)
7-20-2013	Alaska Air Group Incorporated	300	60.00	(121,800)
7-20-2013	Chicago Bridge & Iron Company NV	1,000	60.00	(98,000)
7-20-2013	Chicago Bridge & Iron Company NV	500	55.00	(127,500)
7-20-2013	Alaska Air Group Incorporated	150	55.00	(118,500)
9-21-2013	InterOil Corporation	100	120.00	(23,400)
9-21-2013	InterOil Corporation	100	135.00	(14,000)

The Fund had outstanding written options with total premiums received that averaged $637,285 during the six months ended April 30, 2013.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

8. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2013, the Fund paid $3,894 in commitment fees.

For the six months ended April 30, 2013, there were no borrowings by the Fund under the agreement.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

28	Wells Fargo Advantage Small Cap Value Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Small Cap Value Fund	29

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

30	Wells Fargo Advantage Small Cap Value Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Small Cap Value Fund	31

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Small Cap Value Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted

32	Wells Fargo Advantage Small Cap Value Fund	Other information (unaudited)

that the performance of the Fund (Class A) was higher than or in range of the median performance of the Universe for the five- and ten-year periods under review, and lower than the median performance of the Universe for the one- and three-year periods under review. The Board also noted that the performance of the Fund was higher than or in range of its benchmark, the Russell 2000® Value Index, for the five- and ten-year periods under review, and lower than its benchmark for the one- and three-year periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and the benchmark for the one- and three-year periods under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during that period. Funds Management advised the Board that the Fund’s performance was affected by underperformance in the consumer discretionary sector, and market and performance volatility. The Board also noted that the Lipper category for the Fund was changed from Mid-Cap Core to Small-Cap Core. The Board was satisfied with the explanation it received.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for all classes of the Fund except for the Investor Class. However, the Board viewed favorably the agreed-upon reduction in the operating expense ratio cap of the Fund’s Investor Class.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were higher than the median rates for the Fund’s expense Groups. The Board and Funds Management agreed to revise the advisory fee schedule for the Fund by adding an additional breakpoint. The Board also viewed favorably the agreed-upon reduction in the net operating expense ratio cap of the Fund’s Investor Class.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage Small Cap Value Fund	33

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board also took into account the agreed-upon revision to the advisory fee schedule for the Fund that adds an additional breakpoint. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

34	Wells Fargo Advantage Small Cap Value Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

216839 06-13 SA244/SAR244 4-13

Wells Fargo Advantage

Small/Mid Cap Value Fund

Semi-Annual Report

April 30, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $228 billion in assets under management, as of April 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Small/Mid Cap Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Relatively improving economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Small/Mid Cap Value Fund for the six-month period that ended April 30, 2013. Much of the six-month period was marked by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy. However, relatively improving economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets. This backdrop enabled most equity asset classes to generate positive returns. For the six-month period, the small-cap-oriented Russell 2000® Index1 returned 16.58%, while the mid-cap-focused Russell Midcap® Index2 posted an 18.90% total return.

The U.S. economy improved with the support of accommodative monetary policy.

The U.S. economy grew modestly, but the recovery remained weak compared with previous business cycles. Curtailed government spending and weak household income expectations were economic headwinds. However, the unemployment rate continued to decline, reaching 7.5% in April 2013, and housing market activity, as measured by many metrics—sales, building permits, and prices—continued to improve from its recessionary levels.

Citing its dual mandate of fostering maximum employment and price stability, the U.S. Federal Reserve (Fed) reaffirmed its commitment to highly accommodative monetary policy. In addition, the Fed formally announced that exceptionally low interest rates would be appropriate at least as long as the unemployment rate remains above 6.5% and inflation remains no more than half a percentage point above its 2.0% inflation target.

The Fed also continued its quantitative easing program. Just prior to the beginning of the reporting period, the Federal Open Market Committee announced its intention to keep interest rates low until at least mid-2015 in order to support the sluggish economy. The Fed also announced open-ended purchases of $40 billion per month in mortgage-backed securities in an effort to support the housing market.

The global economy continues to be affected by bouts of uncertainty, including political questions in the U.S., Europe, and China.

Global economic growth varied across countries. Eurozone economies remained in recession. However, the European Central Bank (ECB) and several key members of the eurozone, including France and Germany, continued their commitment to maintaining a single currency. Subsequently, investor fears about a sovereign debt crisis in Europe abated. Furthermore, the ECB maintained its accommodative monetary policy by lowering its key rate at a historic low of 0.75%.

For most of the six-month period, uncertainty about political outcomes was a constant. U.S. presidential elections in November 2012, the debate over the fiscal

1.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

2.	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	3

cliff and tax rates at year-end, and speculation about the effects of sequestration at the end of February 2013 weighed on business leaders and investors. Elections in eurozone countries such as Greece, France, and Italy sparked speculation about the future of the eurozone. New leadership in China also figured into the political landscape. In the end, investors managed around these concerns, and capital markets generally advanced during this time period.

Our goal is to meet the financial needs of our shareholders.

We are committed to providing our shareholders long-term investment strategies and focusing on appropriate risk while seeking to deliver consistent returns. We know that your ability to meet your long-term investment goals depends on the investment decisions you make today. Despite economic uncertainties and investment challenges, staying invested and adapting to emerging opportunities and threats will help you manage investment risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite economic uncertainties and investment challenges, staying invested and adapting to emerging opportunities and threats will help you manage investment risk.

4	Wells Fargo Advantage Small/Mid Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Erik C. Astheimer

I. Charles Rinaldi

Michael Schneider, CFA

Average annual total returns1 (%) as of April 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFVAX)	7-31-2007	0.23	1.71	9.42	6.35	2.92	10.07	1.42	1.41
Class C (WFCVX)	7-31-2007	4.54	2.18	9.41	5.54	2.18	9.41	2.17	2.16
Administrator Class (WWMDX)	4-8-2005	–	–	–	6.63	3.19	10.34	1.26	1.16
Institutional Class (WWMSX)	8-31-2006	–	–	–	6.90	3.40	10.48	0.99	0.96
Investor Class (SMMVX)	3-28-2002	–	–	–	6.33	2.86	10.03	1.48	1.47
Russell 2500™ Value Index[4]	–	–	–	–	22.25	7.90	11.20	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	5

Sector distribution[6] as of April 30, 2013

Ten largest equity holdings[5] (%) as of April 30, 2013
InterOil Corporation	8.40
Randgold Resources Limited ADR	5.26
Chimera Investment Corporation	4.09
Trilogy Energy Corporation	2.09
UMH Properties Incorporated	2.05
Argo Group International Holdings Limited	1.86
Gentex Corporation	1.80
Official Payments Holdings Incorporated	1.73
Newpark Resources Incorporated	1.55
Micron Technology Incorporated	1.53

1.	Historical performance shown for Class A and the Administrator Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.40% for Class A, 2.15% for Class C, 1.15% for Administrator Class, 0.95% for Institutional Class, and 1.46% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 2500TM Value Index measures the performance of those Russell 2500TM companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Small/Mid Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2012	Ending account value 4-30-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,012.88	$6.99	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.00	1.40%
Class C
Actual	$1,000.00	$1,009.47	$10.71	2.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.13	$10.74	2.15%
Administrator Class
Actual	$1,000.00	$1,014.46	$5.74	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76	1.15%
Institutional Class
Actual	$1,000.00	$1,015.97	$4.75	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76	0.95%
Investor Class
Actual	$1,000.00	$1,013.50	$7.29	1.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.30	1.46%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	7

Security name	Shares	Value

Common Stocks: 98.30%

Consumer Discretionary: 7.03%

Auto Components: 1.80%
Gentex Corporation	161,500	$3,633,750

Hotels, Restaurants & Leisure: 1.56%
Century Casinos Incorporated †	947,900	2,767,868
Empire Resorts Incorporated †	204,800	391,168

		3,159,036

Household Durables: 1.32%
Cavco Industries Incorporated †	58,600	2,673,332

Leisure Equipment & Products: 0.37%
Black Diamond Incorporated †	77,300	757,540

Media: 1.98%
Cinemark Holdings Incorporated	26,400	815,496
Entravision Communications Corporation Class A	511,300	1,973,618
Interpublic Group of Companies Incorporated	88,200	1,220,688

		4,009,802

Consumer Staples: 0.41%

Household Products: 0.41%
WD-40 Company	15,100	814,343

Energy: 20.38%

Energy Equipment & Services: 5.53%
Cal Dive International Incorporated †	697,000	1,163,990
Helix Energy Solutions Group Incorporated †	109,250	2,517,120
Helmerich & Payne Incorporated	12,495	732,457
Key Energy Services Incorporated †	136,200	809,028
Newpark Resources Incorporated †	299,576	3,145,548
Parker Drilling Company †	177,300	730,476
Willbros Group Incorporated †	220,400	2,093,800

		11,192,419

Oil, Gas & Consumable Fuels: 14.85%
Canadian Natural Resources Limited	69,100	2,027,394
Clean Energy Fuels Corporation †	19,300	254,567
Comstock Resources Incorporated †	17,000	266,220
Gulfport Energy Corporation †	17,100	892,449
InterOil Corporation †	214,800	16,994,976
James River Coal Company †	380,600	627,990
Penn West Petroleum Limited	96,735	892,864
PostRock Energy Corporation †	442,400	641,480
Range Resources Corporation	34,900	2,565,848
Triangle Petroleum Corporation †	122,478	672,404
Trilogy Energy Corporation	144,700	4,229,902

		30,066,094

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Small/Mid Cap Value Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Shares	Value

Financials: 20.33%

Capital Markets: 0.79%
Artio Global Investors Incorporated	234,500	$642,530
Safeguard Scientifics Incorporated †	59,100	953,874

		1,596,404

Commercial Banks: 5.43%
1st United Bancorp Incorporated	157,600	1,044,888
American River Bankshares †	112,100	874,380
Bancorp Incorporated †	95,400	1,240,200
BBCN Bancorp Incorporated	25,906	333,669
First Niagara Financial Group Incorporated	132,600	1,261,026
IBERIABANK Corporation	12,298	561,035
Midsouth Bancorp Incorporated	33,200	521,572
Pacific Premier Bancorp Incorporated †	229,300	2,785,995
Sierra Bancorp	111,700	1,443,164
Sterling Bancorp	41,155	464,228
Univest Corporation of Pennsylvania	26,700	468,051

		10,998,208

Insurance: 3.75%
Argo Group International Holdings Limited	91,000	3,771,950
First Acceptance Corporation †	755,600	929,388
Health Insurance Innovations Incorporated Class A †	75,512	1,132,680
Hilltop Holdings Incorporated †	69,386	929,079
Mercury General Corporation	18,100	827,351

		7,590,448

REITs: 10.23%
Capstead Mortgage Corporation	80,500	1,069,040
Chimera Investment Corporation	2,505,900	8,269,470
Hatteras Financial Corporation	23,100	631,323
MFA Mortgage Investments Incorporated	121,820	1,129,271
Origen Financial Incorporated	779,190	1,168,785
Redwood Trust Incorporated	93,700	2,138,234
Sun Communities Incorporated	41,798	2,137,968
UMH Properties Incorporated	376,100	4,155,905

		20,699,996

Thrifts & Mortgage Finance: 0.13%
Northwest Bancshares Incorporated	22,200	271,950

Health Care: 7.30%

Biotechnology: 1.35%
Amarin Corporation plc ADR †	154,400	1,144,104
Discovery Laboratories Incorporated †	942,100	1,592,149

		2,736,253

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	9

Security name	Shares	Value

Health Care Equipment & Supplies: 2.64%
Allied Healthcare Products Incorporated †**	422,897	$1,137,593
EnteroMedics Incorporated †	953,400	915,264
OraSure Technologies Incorporated †	553,090	2,466,781
Stryker Corporation	12,490	819,094

		5,338,732

Health Care Providers & Services: 1.13%
Accretive Health Incorporated †	66,600	701,964
Cross Country Healthcare Incorporated †	121,300	606,500
Ensign Group Incorporated	28,000	976,360

		2,284,824

Health Care Technology: 2.18%
Computer Programs & Systems Incorporated	34,950	1,833,477
Merge Healthcare Incorporated †	570,300	1,779,336
Omnicell Incorporated †	44,700	805,494

		4,418,307

Industrials: 13.25%

Aerospace & Defense : 0.92%
Orbital Sciences Corporation †	103,170	1,859,123

Airlines: 1.34%
JetBlue Airways Corporation †	295,000	2,032,550
US Airways Group Incorporated †	39,800	672,620

		2,705,170

Building Products: 1.32%
Patrick Industries Incorporated †	132,300	2,680,398

Commercial Services & Supplies: 4.50%
ABM Industries Incorporated	88,698	2,000,140
ACCO Brands Corporation †	283,800	1,915,650
Avery Dennison Corporation	34,300	1,421,735
Cintas Corporation	15,350	688,755
GEO Group Incorporated	32,400	1,213,380
Healthcare Services Group Incorporated	44,123	983,502
Standard Parking Corporation †	41,700	896,133

		9,119,295

Construction & Engineering: 2.43%
Integrated Electrical Services Incorporated †	376,000	2,192,080
Primoris Services Corporation	123,500	2,721,940

		4,914,020

Electrical Equipment: 0.53%
GrafTech International Limited †	148,100	1,063,358

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Small/Mid Cap Value Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Shares	Value

Machinery: 1.40%
Actuant Corporation Class A	37,300	$1,167,490
Kaydon Corporation	22,800	543,552
Kennametal Incorporated	28,200	1,127,718

		2,838,760

Professional Services: 0.81%
Hill International Incorporated †	597,500	1,643,125

Information Technology: 13.04%

Communications Equipment: 3.34%
Brocade Communications Systems Incorporated †	263,800	1,535,316
Research In Motion Limited †	147,500	2,402,775
Sandvine Corporation †	1,359,600	2,833,950

		6,772,041

Computers & Peripherals: 2.30%
Cray Incorporated †	127,000	2,687,320
Intermec Incorporated †	200,084	1,968,827

		4,656,147

Electronic Equipment, Instruments & Components: 0.48%
GSI Group Incorporated †	114,100	974,416

IT Services: 2.93%
Henry Jack & Associates Incorporated	8,000	371,200
Official Payments Holdings Incorporated †	624,500	3,509,690
Western Union Company	138,570	2,052,222

		5,933,112

Semiconductors & Semiconductor Equipment: 3.09%
Advanced Micro Devices Incorporated †	521,800	1,471,476
FormFactor Incorporated †	340,100	1,683,495
Micron Technology Incorporated †	328,400	3,093,528

		6,248,499

Software: 0.90%
Accelrys Incorporated †	73,760	726,536
Informatica Corporation †	33,000	1,086,690

		1,813,226

Materials: 15.36%

Containers & Packaging: 0.35%
Intertape Polymer Group Incorporated	64,075	710,912

Metals & Mining: 15.01%
Agnico-Eagle Mines Limited	42,500	1,372,325
Endeavour Mining Corporation †	1,111,300	1,202,359
Goldcorp Incorporated	46,300	1,369,554

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	11

Security name		Shares	Value

Metals & Mining (continued)
Goldgroup Mining Incorporated †		1,030,800	$163,708
Goldgroup Mining Incorporated - Legend Shares †		1,041,000	165,328
Lucara Diamond Corporation †		1,249,800	749,880
McEwen Mining Incorporated †		1,044,000	2,432,520
Newmont Mining Corporation		51,300	1,662,120
Randgold Resources Limited ADR		130,100	10,639,578
Rockwell Diamonds Incorporated †		442,400	80,074
Rockwell Diamonds Incorporated - Canada Exchange †		193,750	32,694
Rockwell Diamonds Incorporated - Legend Shares †		500,000	84,371
Rockwell Diamonds Incorporated - Legend Shares †(i)		672,000	113,395
Royal Gold Incorporated		43,900	2,439,962
Sandstorm Gold Limited †		191,243	1,545,206
Sandstorm Gold Limited - Legend Shares †(i)		331,400	2,677,648
Sandstorm Metals & Energy Limited †		3,985,100	1,325,136
Silver Standard Resources Incorporated †		176,068	1,257,126
United States Steel Corporation		59,685	1,062,393

			30,375,377

Telecommunication Services: 1.20%

Diversified Telecommunication Services: 1.20%
Cincinnati Bell Incorporated †		689,600	2,427,392

Total Common Stocks (Cost $155,639,787)			198,975,809

Investment Companies: 1.36%
Market Vectors Junior Gold Miners ETF		215,468	2,762,300

Total Investment Companies (Cost $5,156,084)			2,762,300

	Expiration date

Warrants: 0.50%

Health Care: 0.06%

Health Care Equipment & Supplies: 0.06%
EnteroMedics Incorporated †(a)(i)	5-14-2016	270,908	96,741
EnteroMedics Incorporated †(a)(i)	9-28-2016	13,680	5,867
EnteroMedics Incorporated †(a)(i)	2-27-2018	48,280	11,944

			114,552

Materials: 0.44%

Metals & Mining: 0.44%
Sandstorm Gold Limited †(i)	4-23-2014	904,067	897,382

Total Warrants (Cost $15,993)			1,011,934

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Small/Mid Cap Value Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Yield	Shares	Value

Short-Term Investments: 0.28%

Investment Companies: 0.28%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.13%	560,381	$560,381

Total Short-Term Investments (Cost $560,381)			560,381

Total investments in securities (Cost $161,372,245) *	100.44%	203,310,424
Other assets and liabilities, net	(0.44)	(882,759)

Total net assets	100.00%	$202,427,665

†	Non-income-earning security

**	Represents an affiliate of the Fund under Section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended, as the Fund holds 5% or more of the issuer’s outstanding voting shares.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $169,433,127 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$67,628,765
Gross unrealized depreciation	(33,751,468)

Net unrealized appreciation	$33,877,297

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—April 30, 2013 (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	13

Assets
Investments
In unaffiliated securities, at value (see cost below)	$201,612,450
In affiliated securities, at value (see cost below)	1,697,974

Total investments, at value (see cost below)	203,310,424
Receivable for investments sold	379,941
Receivable for Fund shares sold	378,764
Receivable for dividends	33,278
Prepaid expenses and other assets	42,463

Total assets	204,144,870

Liabilities
Payable for investments purchased	101,998
Payable for Fund shares redeemed	1,387,509
Advisory fee payable	120,262
Distribution fees payable	5,734
Due to other related parties	39,762
Accrued expenses and other liabilities	61,940

Total liabilities	1,717,205

Total net assets	$202,427,665

NET ASSETS CONSIST OF
Paid-in capital	$169,808,719
Undistributed net investment income	262,026
Accumulated net realized losses on investments	(9,581,299)
Net unrealized gains on investments	41,938,219

Total net assets	$202,427,665

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$22,248,361
Shares outstanding – Class A	1,361,219
Net asset value per share – Class A	$16.34
Maximum offering price per share – Class A2	$17.34
Net assets – Class C	$9,258,681
Shares outstanding – Class C	579,035
Net asset value per share – Class C	$15.99
Net assets – Administrator Class	$64,379,960
Shares outstanding – Administrator Class	3,875,557
Net asset value per share – Administrator Class	$16.61
Net assets – Institutional Class	$44,745,498
Shares outstanding – Institutional Class	2,683,283
Net asset value per share – Institutional Class	$16.68
Net assets – Investor Class	$61,795,165
Shares outstanding – Investor Class	3,766,335
Net asset value per share – Investor Class	$16.41

Investments in unaffiliated securities, at cost	$159,016,852

Investments in affiliated securities, at cost	$2,355,393

Total investments, at cost	$161,372,245

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Small/Mid Cap Value Fund	Statement of operations—six months ended April 30, 2013 (unaudited)

Investment income
Dividends*	$2,609,192
Income from affiliated securities	1,285

Total investment income	2,610,477

Expenses
Advisory fee	796,223
Administration fees
Fund level	53,082
Class A	31,095
Class C	12,803
Administrator Class	33,069
Institutional Class	18,778
Investor Class	104,761
Shareholder servicing fees
Class A	29,899
Class C	12,311
Administrator Class	78,209
Investor Class	81,713
Distribution fees
Class C	36,932
Custody and accounting fees	13,212
Professional fees	16,029
Registration fees	40,917
Shareholder report expenses	18,051
Trustees’ fees and expenses	6,465
Other fees and expenses	3,072

Total expenses	1,386,621
Less: Fee waivers and/or expense reimbursements	(32,136)

Net expenses	1,354,485

Net investment income	1,255,992

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on:
Unaffiliated securities	5,215,062
Affiliated securities	(86,940)

Net realized gains on investments	5,128,122

Net change in unrealized gains (losses) on:
Unaffiliated securities	(3,701,619)
Affiliated securities	58,743

Net change in unrealized gains (losses) on investments	(3,642,876)

Net realized and unrealized gains (losses) on investments	1,485,246

Net increase in net assets resulting from operations	$2,741,238

* Net of foreign dividend withholding taxes of	$20,734

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Small/Mid Cap Value Fund	15

	Six months ended April 30, 2013 (unaudited)		Year ended October 31, 2012

Operations
Net investment income		$1,255,992		$985,214
Net realized gains on investments		5,128,122		13,474,636
Net change in unrealized gains (losses) on investments		(3,642,876)		9,336,762

Net increase in net assets resulting from operations		2,741,238		23,796,612

Distributions to shareholders from
Net investment income
Class A		(56,717)		(126,295)
Administrator Class		(348,872)		(547,916)
Institutional Class		(341,385)		(281,177)
Investor Class		(118,474)		(266,567)

Total distributions to shareholders		(865,448)		(1,221,955)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	129,018	2,058,157	179,302	2,730,973
Class C	19,428	297,948	74,001	1,098,745
Administrator Class	187,471	3,064,248	994,230	15,338,130
Institutional Class	281,050	4,607,579	1,510,723	23,919,067
Investor Class	159,835	2,573,755	447,236	7,022,404

		12,601,687		50,109,319

Reinvestment of distributions
Class A	3,589	56,210	9,119	124,748
Administrator Class	18,852	299,730	34,536	479,706
Institutional Class	15,067	240,313	9,441	131,603
Investor Class	7,332	115,265	18,909	259,615

		711,518		995,672

Payment for shares redeemed
Class A	(355,654)	(5,710,695)	(974,938)	(14,704,216)
Class C	(119,964)	(1,887,345)	(244,095)	(3,609,215)
Administrator Class	(514,305)	(8,461,200)	(1,992,730)	(31,214,045)
Institutional Class	(498,855)	(8,202,442)	(629,935)	(9,957,101)
Investor Class	(908,699)	(14,606,422)	(1,350,765)	(20,581,962)

		(38,868,104)		(80,066,539)

Net decrease in net assets resulting from capital share transactions		(25,554,899)		(28,961,548)

Total decrease in net assets		(23,679,109)		(6,386,891)

Net assets
Beginning of period		226,106,774		232,493,665

End of period		$202,427,665		$226,106,774

Undistributed (overdistributed) net investment income		$262,026		$(128,518)

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Small/Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
CLASS A		2012	2011	2010	2009	2008
Net asset value, beginning of period	$16.17	$14.61	$14.33	$11.78	$8.78	$18.19
Net investment income	0.08 [1]	0.07	0.06	0.08	0.11 [1]	0.11 [1]
Net realized and unrealized gains (losses) on investments	0.13	1.55	0.35	2.56	2.89	(7.84)

Total from investment operations	0.21	1.62	0.41	2.64	3.00	(7.73)
Distributions to shareholders from
Net investment income	(0.04)	(0.06)	(0.13)	(0.09)	0.00	(0.09)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(1.59)

Total distributions to shareholders	(0.04)	(0.06)	(0.13)	(0.09)	0.00	(1.68)
Net asset value, end of period	$16.34	$16.17	$14.61	$14.33	$11.78	$8.78
Total return[2]	1.29%	11.13%	2.76%	22.63%	34.17%	(46.09)%
Ratios to average net assets (annualized)
Gross expenses	1.40%	1.41%	1.40%	1.47%	1.57%	1.55%
Net expenses	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income	1.07%	0.37%	0.37%	0.77%	1.12%	0.83%
Supplemental data
Portfolio turnover rate	15%	32%	34%	41%	35%	43%
Net assets, end of period (000s omitted)	$22,248	$25,612	$34,642	$41,491	$27,370	$12,859

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Small/Mid Cap Value Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
CLASS C		2012	2011	2010	2009	2008
Net asset value, beginning of period	$15.84	$14.36	$14.10	$11.62	$8.72	$18.15
Net investment income (loss)	0.00 [1]	(0.08)	(0.06)	0.00 [1]	0.04 [2]	0.02 [2]
Net realized and unrealized gains (losses) on investments	0.15	1.56	0.35	2.51	2.86	(7.81)

Total from investment operations	0.15	1.48	0.29	2.51	2.90	(7.79)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.03)	(0.03)	0.00	(0.05)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(1.59)

Total distributions to shareholders	0.00	0.00	(0.03)	(0.03)	0.00	(1.64)
Net asset value, end of period	$15.99	$15.84	$14.36	$14.10	$11.62	$8.72
Total return[3]	0.95%	10.31%	2.05%	21.62%	33.26%	(46.46)%
Ratios to average net assets (annualized)
Gross expenses	2.15%	2.16%	2.15%	2.22%	2.26%	2.30%
Net expenses	2.15%	2.15%	2.15%	2.15%	2.11%	2.15%
Net investment income (loss)	0.34%	(0.40)%	(0.38)%	0.00%	0.40%	0.16%
Supplemental data
Portfolio turnover rate	15%	32%	34%	41%	35%	43%
Net assets, end of period (000s omitted)	$9,259	$10,763	$12,204	$12,379	$9,052	$4,700

1.	Amount is less than $0.005.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Small/Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2012	2011	2010	2009	2008
Net asset value, beginning of period	$16.46	$14.89	$14.60	$11.99	$8.92	$18.37
Net investment income	0.11	0.10	0.09	0.13	0.13 [1]	0.12 [1]
Net realized and unrealized gains (losses) on investments	0.12	1.58	0.36	2.59	2.94	(7.91)

Total from investment operations	0.23	1.68	0.45	2.72	3.07	(7.79)
Distributions to shareholders from
Net investment income	(0.08)	(0.11)	(0.16)	(0.11)	0.00	(0.07)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(1.59)

Total distributions to shareholders	(0.08)	(0.11)	(0.16)	(0.11)	0.00	(1.66)
Net asset value, end of period	$16.61	$16.46	$14.89	$14.60	$11.99	$8.92
Total return[2]	1.45%	11.33%	3.13%	22.82%	34.42%	(45.89)%
Ratios to average net assets (annualized)
Gross expenses	1.23%	1.24%	1.24%	1.29%	1.39%	1.43%
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income	1.30%	0.59%	0.61%	1.00%	1.34%	0.86%
Supplemental data
Portfolio turnover rate	15%	32%	34%	41%	35%	43%
Net assets, end of period (000s omitted)	$64,380	$68,857	$76,668	$71,246	$55,463	$35,489

1.	Calculated based upon average shares outstanding

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Small/Mid Cap Value Fund	19

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2012	2011	2010	2009	2008
Net asset value, beginning of period	$16.54	$14.97	$14.67	$12.04	$8.93	$18.40
Net investment income	0.13	0.11	0.11	0.17 [1]	0.15 [1]	0.15 [1]
Net realized and unrealized gains (losses) on investments	0.13	1.60	0.38	2.59	2.96	(7.93)

Total from investment operations	0.26	1.71	0.49	2.76	3.11	(7.78)
Distributions to shareholders from
Net investment income	(0.12)	(0.14)	(0.19)	(0.13)	0.00	(0.10)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(1.59)

Total distributions to shareholders	(0.12)	(0.14)	(0.19)	(0.13)	0.00	(1.69)
Net asset value, end of period	$16.68	$16.54	$14.97	$14.67	$12.04	$8.93
Total return[2]	1.60%	11.61%	3.28%	23.08%	34.83%	(45.83)%
Ratios to average net assets (annualized)
Gross expenses	0.97%	0.98%	0.97%	1.02%	1.12%	1.16%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	1.49%	0.74%	0.79%	1.22%	1.58%	1.07%
Supplemental data
Portfolio turnover rate	15%	32%	34%	41%	35%	43%
Net assets, end of period (000s omitted)	$44,745	$47,737	$29,881	$19,005	$9,895	$6,679

1.	Calculated based upon average shares outstanding

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Small/Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31
INVESTOR CLASS		2012	2011	2010	2009	2008
Net asset value, beginning of period	$16.22	$14.67	$14.38	$11.81	$8.81	$18.18
Net investment income	0.08 [1]	0.03	0.05 [1]	0.09	0.10 [1]	0.06 [1]
Net realized and unrealized gains (losses) on investments	0.14	1.57	0.35	2.56	2.90	(7.82)

Total from investment operations	0.22	1.60	0.40	2.65	3.00	(7.76)
Distributions to shareholders from
Net investment income	(0.03)	(0.05)	(0.11)	(0.08)	0.00	(0.02)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(1.59)

Total distributions to shareholders	(0.03)	(0.05)	(0.11)	(0.08)	0.00	(1.61)
Net asset value, end of period	$16.41	$16.22	$14.67	$14.38	$11.81	$8.81
Total return[2]	1.35%	10.97%	2.73%	22.49%	34.05%	(46.14)%
Ratios to average net assets (annualized)
Gross expenses	1.46%	1.47%	1.47%	1.56%	1.67%	1.69%
Net expenses	1.46%	1.47%	1.47%	1.48%	1.49%	1.49%
Net investment income	1.02%	0.27%	0.30%	0.67%	1.02%	0.44%
Supplemental data
Portfolio turnover rate	15%	32%	34%	41%	35%	43%
Net assets, end of period (000s omitted)	$61,795	$73,138	$79,099	$99,424	$94,728	$75,324

1.	Calculated based upon average shares outstanding

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Small/Mid Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On April 30, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

22	Wells Fargo Advantage Small/Mid Cap Value Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Options

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment, the value of which is subsequently adjusted based on to the current market value of the option. Premiums paid for purchased options that expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Notes to financial statements (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	23

As of October 31, 2012, the Fund had pre-enactment capital loss carryforwards incurred in taxable years beginning before December 22, 2010, which are available to offset future net realized capital gains, in the amount of $7,105,980 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in Securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Equity securities
Common stocks	$198,975,809	$0	$0	$198,975,809
Investment companies	2,762,300	0	0	2,762,300
Warrants	0	1,011,934	0	1,011,934

Short-term investments
Investment companies	560,381	0	0	560,381
	$202,298,490	$1,011,934	$0	$203,310,424

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2013, the Fund did not have any significant transfers into/out of Level 1 or Level 2

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended April 30, 2013, the advisory fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.

24	Wells Fargo Advantage Small/Mid Cap Value Fund	Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.40% for Class A shares, 2.15% for Class C shares, 1.15% for Administrator Class shares, 0.95% for Institutional Class shares, and 1.46% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended April 30, 2013, Wells Fargo Funds Distributor, LLC received $2,023 from the sale of Class A shares and $261 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2013 were $30,905,137 and $55,684,018, respectively.

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions in issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized (losses)
Allied Healthcare Products Incorporated	453,100	0	30,203	422,897	$1,137,593	$0	$(74,079)
Evans & Sutherland Computer Corporation	104,000	0	104,000	0	0	0	(12,861)

Notes to financial statements (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	25

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2013, the Fund paid $187 in commitment fees.

For the six months ended April 30, 2013, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

26	Wells Fargo Advantage Small/Mid Cap Value Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

.

Other information (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/13); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

28	Wells Fargo Advantage Small/Mid Cap Value Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.
2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	29

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Small/Mid Cap Value Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a

30	Wells Fargo Advantage Small/Mid Cap Value Fund	Other information (unaudited)

description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than the median performance of the Universe for the ten-year period under review, but lower than the median performance of the Universe for the one-, three- and five-year periods under review. The Board also noted that the performance of the Fund was in range of its benchmark, the Russell 2500™ Value Index, for the ten-year period under review, but lower than its benchmark for the one-, three- and five-year periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the one-, three- and five-year periods under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during those periods. Funds Management advised the Board that the three-year performance of the Fund was affected by allocations in the information technology and financial sectors, while the five-year performance of the Fund was affected by the 2008 credit crisis and market volatility. The Board was satisfied with the explanation it received.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups, except for the net operating expense ratio of the Investor Class which was higher than the median of its expense Group. The Board and Funds Management agreed to reduce the operating expense ratio caps for the Fund’s Investor Class, Class A and Class C.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of or equal to the median rates for the Fund’s expense Groups for all classes except the Class A. The Board viewed favorably the agreed-upon reduction in the operating expense ratio caps for the Investor Class, Class A and Class C.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	31

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

32	Wells Fargo Advantage Small/Mid Cap Value Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

216840 06-13 SA245/SAR245 4-13

Wells Fargo Advantage

Special Small Cap Value Fund

Semi-Annual Report

April 30, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $228 billion in assets under management, as of April 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Conservative Income Fund	International Bond Fund	Strategic Income Fund
Core Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Income Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
High Yield Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Special Small Cap Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Relatively improving economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Special Small Cap Value Fund for the six-month period that ended April 30, 2013. Much of the six-month period was marked by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy. However, relatively improving economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets. This backdrop enabled most equity asset classes to generate positive returns. For the six-month period, the small-cap-oriented Russell 2000® Index1 returned 16.58%, while the mid-cap-focused Russell Midcap® Index2 posted an 18.90% total return.

The U.S. economy improved with the support of accommodative monetary policy.

The U.S. economy grew modestly, but the recovery remained weak compared with previous business cycles. Curtailed government spending and weak household income expectations were economic headwinds. However, the unemployment rate continued to decline, reaching 7.5% in April 2013, and housing market activity, as measured by many metrics—sales, building permits, and prices—continued to improve from its recessionary levels.

Citing its dual mandate of fostering maximum employment and price stability, the U.S. Federal Reserve (Fed) reaffirmed its commitment to highly accommodative monetary policy. In addition, the Fed formally announced that exceptionally low interest rates would be appropriate at least as long as the unemployment rate remains above 6.5% and inflation remains no more than half a percentage point above its 2.0% inflation target.

The Fed also continued its quantitative easing program. Just prior to the beginning of the reporting period, the Federal Open Market Committee announced its intention to keep interest rates low until at least mid-2015 in order to support the sluggish economy. The Fed also announced open-ended purchases of $40 billion per month in mortgage-backed securities in an effort to support the housing market.

The global economy continues to be affected by bouts of uncertainty, including political questions in the U.S., Europe, and China.

Global economic growth varied across countries. Eurozone economies remained in recession. However, the European Central Bank (ECB) and several key members of the eurozone, including France and Germany, continued their commitment to maintaining a single currency. Subsequently, investor fears about a sovereign debt crisis in Europe abated. Furthermore, the ECB maintained its accommodative monetary policy by lowering its key rate at a historic low of 0.75%.

For most of the six-month period, uncertainty about political outcomes was a constant. U.S. presidential elections in November 2012, the debate over the fiscal cliff and tax rates at year-end, and speculation about the effects of sequestration at the end of February 2013 weighed on business leaders and investors. Elections in eurozone countries such as Greece, France, and Italy sparked speculation about the future of the eurozone. New leadership in China also figured into the political

1.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

2.	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	3

landscape. In the end, investors managed around these concerns, and capital markets generally advanced during this time period.

Our goal is to meet the financial needs of our shareholders.

We are committed to providing our shareholders long-term investment strategies and focusing on appropriate risk while seeking to deliver consistent returns. We know that your ability to meet your long-term investment goals depends on the investment decisions you make today. Despite economic uncertainties and investment challenges, staying invested and adapting to emerging opportunities and threats will help you manage investment risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite economic uncertainties and investment challenges, staying invested and adapting to emerging opportunities and threats will help you manage investment risk.

4	Wells Fargo Advantage Special Small Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Robert Rifkin, CFA

James M. Tringas, CFA, CPA

Average annual total returns1 (%) as of April 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (ESPAX)	5-7-1993	3.78	4.57	9.19	10.10	5.81	9.84	1.39	1.35
Class B (ESPBX)*	3-26-1999	4.28	4.67	9.27	9.28	5.00	9.27	2.14	2.10
Class C (ESPCX)	12-12-2000	8.29	5.01	9.03	9.29	5.01	9.03	2.14	2.10
Administrator Class (ESPIX)	7-23-1996	–	–	–	10.40	6.07	10.13	1.23	1.10
Institutional Class (ESPNX)	7-30-2010	–	–	–	10.56	6.16	10.17	0.96	0.95
Russell 2000® Value Index[4]	–	–	–	–	19.71	6.60	10.28	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	5

Ten largest equity holdings[5] (%) as of April 30, 2013
First Citizens BancShares Incorporated	4.12
Kadant Incorporated	3.28
Matthews International Corporation Class A	2.17
UMB Financial Corporation	2.04
ATMI Incorporated	1.95
Franklin Electric Company Incorporated	1.94
Mueller Industries Incorporated	1.66
TreeHouse Foods Incorporated	1.65
Simpson Manufacturing Company Incorporated	1.58
ACI Worldwide Incorporated	1.56

Sector distribution[6] as of April 30, 2013

1.	Historical performance shown for the Institutional Class shares prior to their inception, reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Special Values Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.34% for Class A, 2.09% for Class B, 2.09% for Class C, 1.09% for Administrator Class, and 0.94% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Special Small Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2012	Ending account value 4-30-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,134.09	$7.09	1.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.71	1.34%
Class B
Actual	$1,000.00	$1,129.75	$11.04	2.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.43	$10.44	2.09%
Class C
Actual	$1,000.00	$1,129.73	$11.04	2.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.43	$10.44	2.09%
Administrator Class
Actual	$1,000.00	$1,135.78	$5.77	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.46	1.09%
Institutional Class
Actual	$1,000.00	$1,136.37	$4.98	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71	0.94%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	7

Security name	Shares	Value

Common Stocks: 96.30%

Consumer Discretionary: 14.18%

Auto Components: 0.61%
Modine Manufacturing Company †	505,798	$4,622,991

Diversified Consumer Services: 3.60%
Hillenbrand Incorporated	428,902	10,778,307
Matthews International Corporation Class A «	445,622	16,403,346

		27,181,653

Hotels, Restaurants & Leisure: 1.92%
Denny’s Corporation †	1,691,844	9,592,755
The Wendy’s Company	851,900	4,847,311

		14,440,066

Household Durables: 1.96%
Blyth Incorporated	194,070	3,198,274
Cavco Industries Incorporated †	117,967	5,381,655
Dixie Group Incorporated †**	733,977	4,389,182
Helen of Troy Limited †	52,700	1,838,176

		14,807,287

Media: 0.90%
AH Belo Corporation **	1,171,760	6,796,208

Specialty Retail: 3.16%
Christopher & Banks Corporation †	711,645	4,945,933
Guess? Incorporated «	346,400	9,588,352
The Men’s Wearhouse Incorporated	277,400	9,292,900

		23,827,185

Textiles, Apparel & Luxury Goods: 2.03%
Delta Apparel Incorporated †	304,839	4,078,746
Maidenform Brands Incorporated †	623,300	11,219,400

		15,298,146

Consumer Staples: 4.62%

Food & Staples Retailing: 0.52%
Casey’s General Stores Incorporated «	68,300	3,955,253

Food Products: 2.11%
Seneca Foods Corporation Class A «†	104,892	3,418,430
TreeHouse Foods Incorporated †	195,800	12,474,418

		15,892,848

Household Products: 1.99%
Central Garden & Pet Company †	256,792	2,246,930
Central Garden & Pet Company Class A †	218,702	1,924,578

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Special Small Cap Value Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Shares	Value

Household Products (continued)
WD-40 Company «	201,536	$10,868,836

		15,040,344

Energy: 6.90%

Energy Equipment & Services: 2.72%
Atwood Oceanics Incorporated †	104,800	5,140,440
Carbo Ceramics Incorporated «	70,400	4,973,760
Steel Excel Incorporated †	382,959	10,416,485

		20,530,685

Oil, Gas & Consumable Fuels: 4.18%
Bill Barrett Corporation «†	188,886	3,751,276
Comstock Resources Incorporated †	696,263	10,903,479
Penn Virginia Corporation «	723,300	2,914,899
Stone Energy Corporation †	478,737	9,445,481
Swift Energy Company «†	350,147	4,530,902

		31,546,037

Financials: 15.99%

Capital Markets: 2.41%
CIFC Corporation †	253,585	1,985,571
Investment Technology Group Incorporated †	678,651	7,390,509
Westwood Holdings Group Incorporated «	201,612	8,810,444

		18,186,524

Commercial Banks: 8.03%
BBCN Bancorp Incorporated	189,200	2,436,896
First Citizens BancShares Incorporated	166,550	31,048,251
First Niagara Financial Group Incorporated	718,450	6,832,460
TCF Financial Corporation «	331,200	4,818,960
UMB Financial Corporation «	306,161	15,412,145

		60,548,712

Insurance: 3.45%
Brown & Brown Incorporated	288,000	8,925,120
Endurance Specialty Holdings Limited	151,100	7,399,367
Fortegra Financial Corporation †	289,220	2,328,221
Stewart Information Services Corporation	183,974	4,980,176
Tower Group International Limited «	127,700	2,416,084

		26,048,968

REITs: 1.48%
Pebblebrook Hotel Trust «	64,300	1,746,388
Post Properties Incorporated	139,581	6,899,489
Select Income REIT	88,266	2,518,229

		11,164,106

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	9

Security name	Shares	Value

Thrifts & Mortgage Finance: 0.62%
Provident New York Bancorp	517,116	$4,674,729

Health Care: 7.77%

Health Care Equipment & Supplies: 4.10%
Haemonetics Corporation †	178,400	6,868,400
ICU Medical Incorporated †	114,103	6,874,706
Steris Corporation	127,700	5,311,043
Thoratec Corporation †	124,100	4,492,420
West Pharmaceutical Services Incorporated	115,300	7,363,058

		30,909,627

Health Care Providers & Services: 1.17%
Owens & Minor Incorporated «	141,000	4,592,370
VCA Antech Incorporated †	174,600	4,207,860

		8,800,230

Health Care Technology: 0.67%
Omnicell Incorporated †	281,700	5,076,234

Life Sciences Tools & Services: 1.54%
Bio-Rad Laboratories Incorporated Class A †	41,300	4,945,675
Cambrex Corporation †	531,648	6,640,284

		11,585,959

Pharmaceuticals: 0.29%
Impax Laboratories Incorporated †	126,500	2,213,750

Industrials: 21.73%

Air Freight & Logistics: 2.00%
Atlas Air Worldwide Holdings Incorporated †	97,853	3,659,702
Forward Air Corporation «	310,409	11,450,988

		15,110,690

Building Products: 2.58%
Quanex Building Products Corporation	461,999	7,516,724
Simpson Manufacturing Company Incorporated «	414,600	11,915,604

		19,432,328

Commercial Services & Supplies: 2.81%
ACCO Brands Corporation «†	910,969	6,149,041
Courier Corporation	248,912	3,584,333
Viad Corporation	441,344	11,497,011

		21,230,385

Electrical Equipment: 1.94%
Franklin Electric Company Incorporated	451,274	14,607,739

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Special Small Cap Value Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Shares	Value

Machinery: 6.95%
Commercial Vehicle Group Incorporated †	325,670	$2,282,947
Douglas Dynamics Incorporated «	538,748	7,537,085
John Bean Technologies Corporation	256,200	5,313,588
Kadant Incorporated **	894,680	24,755,796
Mueller Industries Incorporated	242,320	12,547,330

		52,436,746

Professional Services: 4.14%
FTI Consulting Incorporated «†	208,800	6,915,456
Heidrick & Struggles International Incorporated	272,500	3,602,450
Insperity Incorporated «	179,800	4,967,874
Korn/Ferry International †	487,500	8,068,125
Towers Watson & Company Class A	105,600	7,700,352

		31,254,257

Road & Rail: 0.36%
Arkansas Best Corporation	256,525	2,696,078

Transportation Infrastructure: 0.95%
Macquarie Infrastructure Company LLC	122,765	7,154,744

Information Technology: 17.58%

Communications Equipment: 1.09%
Aviat Networks Incorporated †	1,005,347	3,217,110
Black Box Corporation	130,300	2,830,116
NETGEAR Incorporated †	72,400	2,156,796

		8,204,022

Computers & Peripherals: 1.36%
Imation Corporation †**	2,781,521	10,235,997

Electronic Equipment, Instruments & Components: 3.63%
AVX Corporation	698,448	7,899,447
Celestica Incorporated †	270,314	2,335,513
Orbotech Limited †	613,815	6,291,604
ScanSource Incorporated †	96,700	2,801,399
Vishay Intertechnology Incorporated «†	574,721	8,069,083

		27,397,046

Internet Software & Services: 0.74%
EarthLink Incorporated	985,975	5,610,198

IT Services: 2.09%
CACI International Incorporated Class A «†	71,000	4,152,790
Global Payments Incorporated	122,400	5,679,360
Sykes Enterprises Incorporated «†	383,000	5,894,370

		15,726,520

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	11

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 4.54%
ATMI Incorporated †		676,233	$14,708,068
DSP Group Incorporated †		716,964	5,785,899
Exar Corporation «†		533,172	5,747,594
Lattice Semiconductor Corporation †		1,720,881	8,002,097

			34,243,658

Software: 4.13%
ACI Worldwide Incorporated †		250,332	11,768,107
NetScout Systems Incorporated †		256,743	5,856,308
Progress Software Corporation «†		318,897	7,197,505
TIBCO Software Incorporated †		327,500	6,356,775

			31,178,695

Materials: 6.28%

Chemicals: 2.18%
A. Schulman Incorporated		302,105	7,845,667
American Pacific Corporation †		120,433	2,951,813
Plastec Technologies Limited «†(a)(i)		152,638	961,619
Sensient Technologies Corporation		120,000	4,722,000

			16,481,099

Metals & Mining: 0.84%
Royal Gold Incorporated		113,400	6,302,772

Paper & Forest Products: 3.26%
Clearwater Paper Corporation †		57,894	2,664,282
Neenah Paper Incorporated		397,168	11,422,552
Schweitzer Manduit International Incorporated		260,424	10,492,483

			24,579,317

Utilities: 1.25%

Electric Utilities: 1.25%
ALLETE Incorporated		184,302	9,463,907

Total Common Stocks (Cost $688,272,095)			726,493,740

	Expiration date
Warrants: 0.00%

Aerospace & Defense: 0.00%
Plastec Technologies Limited †(a)(i)	11-18-2014	145,800	0

Total Warrants (Cost $0)			0

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Special Small Cap Value Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Yield	Shares	Value

Short-Term Investments: 12.50%

Investment Companies: 12.50%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.13%	23,370,599	$23,370,599
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.18	70,878,799	70,878,799

Total Short-Term Investments (Cost $94,249,398)			94,249,398

Total investments in securities (Cost $782,521,493) *	108.80%	820,743,138
Other assets and liabilities, net	(8.80)	(66,363,661)

Total net assets	100.00%	$754,379,477

†	Non-income-earning security

«	All or a portion of this security is on loan.

**	Represents an affiliate of the Fund under Section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended, as the Fund holds 5% or more of the issuer’s outstanding voting shares.

(l)	Investment in an affiliate

(i)	Illiquid security

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $792,957,682 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$147,327,497
Gross unrealized depreciation	(119,542,041)

Net unrealized appreciation	$27,785,456

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—April 30, 2013 (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	13

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$680,316,557
In affiliated securities, at value (see cost below)	140,426,581

Total investments, at value (see cost below)	820,743,138
Receivable for investments sold	5,833,059
Receivable for Fund shares sold	270,836
Receivable for dividends	355,642
Receivable for securities lending income	7,927
Prepaid expenses and other assets	45,585

Total assets	827,256,187

Liabilities
Payable for investments purchased	530,653
Payable for Fund shares redeemed	564,411
Payable upon receipt of securities loaned	70,878,799
Advisory fee payable	439,211
Distribution fees payable	23,904
Due to other related parties	144,826
Accrued expenses and other liabilities	294,906

Total liabilities	72,876,710

Total net assets	$754,379,477

NET ASSETS CONSIST OF
Paid-in capital	$757,869,809
Undistributed net investment income	87,892
Accumulated net realized losses on investments	(41,799,869)
Net unrealized gains on investments	38,221,645

Total net assets	$754,379,477

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$372,455,373
Shares outstanding – Class A	14,298,838
Net asset value per share – Class A	$26.05
Maximum offering price per share – Class A2	$27.64
Net assets – Class B	$5,028,038
Shares outstanding – Class B	206,223
Net asset value per share – Class B	$24.38
Net assets – Class C	$33,842,067
Shares outstanding – Class C	1,382,975
Net asset value per share – Class C	$24.47
Net assets – Administrator Class	$232,964,193
Shares outstanding – Administrator Class	8,812,212
Net asset value per share – Administrator Class	$26.44
Net assets – Institutional Class	$110,089,806
Shares outstanding – Institutional Class	4,155,864
Net asset value per share – Institutional Class	$26.49

Investments in unaffiliated securities (including securities on loan), at cost	$588,037,875

Investments in affiliated securities, at cost	$194,483,618

Total investments, at cost	$782,521,493

Securities on loan, at value	$69,091,148

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Special Small Cap Value Fund	Statement of operations—six months ended April 30, 2013 (unaudited)

Investment income
Dividends	$5,052,302
Income from affiliated securities	551,167
Securities lending income, net	144,882
Interest	11,267

Total investment income	5,759,618

Expenses
Advisory fee	2,960,531
Administration fees
Fund level	187,003
Class A	486,674
Class B	9,110
Class C	43,910
Administrator Class	113,095
Institutional Class	42,669
Shareholder servicing fees
Class A	467,956
Class B	8,760
Class C	42,221
Administrator Class	281,444
Distribution fees
Class B	26,279
Class C	126,663
Custody and accounting fees	31,141
Professional fees	8,969
Registration fees	38,343
Shareholder report expenses	77,987
Trustees’ fees and expenses	6,854
Other fees and expenses	7,138

Total expenses	4,966,747
Less: Fee waivers and/or expense reimbursements	(298,365)

Net expenses	4,668,382

Net investment income	1,091,236

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	19,178,825
Affiliated securities	290,030

Net realized gains on investments	19,468,855

Net change in unrealized gains (losses) on:
Unaffiliated securities	71,901,798
Affiliated securities	2,809,020

Net change in unrealized gains (losses) on investments	74,710,818

Net realized and unrealized gains (losses) on investments	94,179,673

Net increase in net assets resulting from operations	$95,270,909

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Special Small Cap Value Fund	15

	Six months ended April 30, 2013 (unaudited)		Year ended October 31, 2012

Operations
Net investment income (loss)		$1,091,236		$(673,295)
Net realized gains on investments		19,468,855		27,228,632
Net change in unrealized gains (losses) on investments		74,710,818		43,238,994

Net increase in net assets resulting from operations		95,270,909		69,794,331

Distributions to shareholders from
Net investment income
Administrator Class		(8,070)		0
Institutional Class		(231,386)		0

Total distributions to shareholders		(239,456)		0

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	679,357	16,805,640	2,091,715	47,245,601
Class B	327	7,567	11,587	258,982
Class C	57,879	1,355,010	124,491	2,676,874
Administrator Class	449,414	11,532,283	931,468	21,315,513
Institutional Class	1,298,877	31,765,466	2,983,669	66,616,552

		61,465,966		138,113,522

Reinvestment of distributions
Administrator Class	332	7,912	0	0
Institutional Class	5,226	124,733	0	0

		132,645		0

Payment for shares redeemed
Class A	(2,330,420)	(58,101,163)	(4,631,572)	(104,361,770)
Class B	(219,098)	(5,074,838)	(697,355)	(14,889,685)
Class C	(220,768)	(5,171,333)	(298,688)	(6,382,861)
Administrator Class	(1,614,259)	(39,547,206)	(3,851,721)	(86,359,235)
Institutional Class	(918,383)	(23,674,319)	(494,829)	(11,412,744)

		(131,568,859)		(223,406,295)

Net decrease in net assets resulting from capital share transactions		(69,970,248)		(85,292,773)

Total increase (decrease) in net assets		25,061,205		(15,498,442)

Net assets
Beginning of period		729,318,272		744,816,714

End of period		$754,379,477		$729,318,272

Undistributed net investment income (loss)		$87,892		$(763,888)

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Special Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31			Year ended July 31
CLASS A		2012	2011	2010[1]	2010[2]	2009[2]	2008[2]
Net asset value, beginning of period	$22.97	$20.97	$19.78	$18.50	$15.51	$18.78	$27.25
Net investment income (loss)	0.02	(0.05)	(0.05)	(0.01)	(0.02)	0.11	0.15
Net realized and unrealized gains (losses) on investments	3.06	2.05	1.24	1.29	3.07	(3.19)	(3.83)

Total from investment operations	3.08	2.00	1.19	1.28	3.05	(3.08)	(3.68)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.01)	(0.19)	(0.27)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00)[3]	(4.52)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.05)[4]	0.00	0.00

Total distributions to shareholders	0.00	0.00	0.00	0.00	(0.06)	(0.19)	(4.79)
Net asset value, end of period	$26.05	$22.97	$20.97	$19.78	$18.50	$15.51	$18.78
Total return[5]	13.41%	9.54%	6.02%	6.92%	19.72%	(16.17)%	(15.22)%
Ratios to average net assets (annualized)
Gross expenses	1.40%	1.38%	1.37%	1.46%	1.43%	1.43%	1.36%
Net expenses	1.34%	1.34%	1.34%	1.34%	1.39%	1.33%	1.31%
Net investment income (loss)	0.20%	(0.16)%	(0.14)%	(0.19)%	(0.07)%	0.69%	0.73%
Supplemental data
Portfolio turnover rate	30%	69%	54%	7%	45%	43%	48%
Net assets, end of period (000s omitted)	$372,455	$366,320	$387,767	$477,079	$472,903	$442,973	$598,656

1.	For the three months ended October 31, 2010. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2010.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Special Values Fund and Evergreen Small Cap Value Fund. Evergreen Special Values Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Special Values Fund.

3.	Amount is less than $0.005.

4.	Calculated based upon average shares outstanding

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Special Small Cap Value Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31			Year ended July 31
CLASS B		2012	2011	2010[1]	2010[2]	2009[2]	2008[2]
Net asset value, beginning of period	$21.58	$19.85	$18.87	$17.68	$14.88	$17.92	$26.17
Net investment income (loss)	(0.06)[3]	(0.19)[3]	(0.18)[3]	(0.08)	(0.14)[3]	0.00 [3,4]	(0.00)[3,4]
Net realized and unrealized gains (losses) on investments	2.86	1.92	1.16	1.27	2.94	(3.02)	(3.67)

Total from investment operations	2.80	1.73	0.98	1.19	2.80	(3.02)	(3.67)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.02)	(0.06)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00)[4]	(4.52)

Total distributions to shareholders	0.00	0.00	0.00	0.00	0.00	(0.02)	(4.58)
Net asset value, end of period	$24.38	$21.58	$19.85	$18.87	$17.68	$14.88	$17.92
Total return[5]	12.97%	8.72%	5.19%	6.73%	18.82%	(16.83)%	(15.80)%
Ratios to average net assets (annualized)
Gross expenses	2.15%	2.12%	2.13%	2.21%	2.18%	2.17%	2.11%
Net expenses	2.09%	2.09%	2.09%	2.09%	2.15%	2.07%	2.06%
Net investment income (loss)	(0.49)%	(0.89)%	(0.88)%	(0.93)%	(0.82)%	0.01%	(0.02)%
Supplemental data
Portfolio turnover rate	30%	69%	54%	7%	45%	43%	48%
Net assets, end of period (000s omitted)	$5,028	$9,171	$22,053	$36,922	$36,654	$41,008	$91,409

1.	For the three months ended October 31, 2010. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2010.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Special Values Fund and Evergreen Small Cap Value Fund. Evergreen Special Values Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Special Values Fund.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Special Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31			Year ended July 31
CLASS C		2012	2011	2010[1]	2010[2]	2009[2]	2008[2]
Net asset value, beginning of period	$21.66	$19.92	$18.94	$17.74	$14.93	$17.98	$26.24
Net investment loss	(0.06)[3]	(0.19)[3]	(0.18)[3]	(0.07)	(0.18)	(0.00)[3,4]	(0.00)[3,4]
Net realized and unrealized gains (losses) on investments	2.87	1.93	1.16	1.27	2.99	(3.03)	(3.69)

Total from investment operations	2.81	1.74	0.98	1.20	2.81	(3.03)	(3.69)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.02)	(0.05)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00)[4]	(4.52)

Total distributions to shareholders	0.00	0.00	0.00	0.00	0.00	(0.02)	(4.57)
Net asset value, end of period	$24.47	$21.66	$19.92	$18.94	$17.74	$14.93	$17.98
Total return[5]	12.97%	8.73%	5.17%	6.76%	18.82%	(16.79)%	(15.86)%
Ratios to average net assets (annualized)
Gross expenses	2.15%	2.13%	2.13%	2.21%	2.18%	2.17%	2.11%
Net expenses	2.09%	2.09%	2.09%	2.09%	2.12%	2.07%	2.06%
Net investment loss	(0.55)%	(0.91)%	(0.89)%	(0.93)%	(0.80)%	(0.03)%	(0.02)%
Supplemental data
Portfolio turnover rate	30%	69%	54%	7%	45%	43%	48%
Net assets, end of period (000s omitted)	$33,842	$33,478	$34,270	$40,850	$40,968	$38,744	$61,307

1.	For the three months ended October 31, 2010. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2010.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Special Values Fund and Evergreen Small Cap Value Fund. Evergreen Special Values Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Special Values Fund.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Special Small Cap Value Fund	19

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31			Year ended July 31
ADMINISTRATOR CLASS		2012	2011	2010[1]	2010[2]	2009[2]	2008[2]
Net asset value, beginning of period	$23.28	$21.21	$19.96	$18.65	$15.63	$18.95	$27.46
Net investment income	0.06 [3]	0.02 [3]	0.02 [3]	0.01	0.04 [3]	0.16	0.21
Net realized and unrealized gains (losses) on investments	3.10	2.05	1.23	1.30	3.04	(3.23)	(3.87)

Total from investment operations	3.16	2.07	1.25	1.31	3.08	(3.07)	(3.66)
Distributions to shareholders from
Net investment income	(0.00)[4]	0.00	0.00	0.00	(0.01)	(0.25)	(0.33)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00)[4]	(4.52)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.05)[3]	0.00	0.00

Total distributions to shareholders	0.00	0.00	0.00	0.00	(0.06)	(0.25)	(4.85)
Net asset value, end of period	$26.44	$23.28	$21.21	$19.96	$18.65	$15.63	$18.95
Total return[5]	13.58%	9.76%	6.26%	7.02%	20.02%	(15.96)%	(15.00)%
Ratios to average net assets (annualized)
Gross expenses	1.24%	1.22%	1.22%	1.30%	1.17%	1.18%	1.11%
Net expenses	1.09%	1.09%	1.09%	1.09%	1.13%	1.08%	1.06%
Net investment income	0.45%	0.10%	0.12%	0.05%	0.21%	0.95%	0.98%
Supplemental data
Portfolio turnover rate	30%	69%	54%	7%	45%	43%	48%
Net assets, end of period (000s omitted)	$232,964	$232,283	$273,510	$335,766	$320,814	$525,865	$722,786

1.	For the three months ended October 31, 2010. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2010.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Special Values Fund and Evergreen Small Cap Value Fund. Evergreen Special Values Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Special Values Fund.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Special Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31			Year ended July 31, 2012[2]
INSTITUTIONAL CLASS		2012	2011	2010[1]
Net asset value, beginning of period	$23.36	$21.24	$19.96	$18.66	$18.66
Net Investment income (loss)	0.07 [3]	0.05 [3]	0.04	(0.02)[3]	0.00 [3,4]
Net realized and unrealized gains (losses) on investments	3.11	2.07	1.24	1.32	0.00 [4]

Total from investment operations	3.18	2.12	1.28	1.30	0.00 [4]
Distributions to shareholders from
Net investment income	(0.05)	0.00	0.00	0.00	0.00
Net asset value, end of period	$26.49	$23.36	$21.24	$19.96	$18.66
Total return[5]	13.64%	9.98%	6.41%	7.02%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.97%	0.95%	0.94%	1.10%	0.00%
Net expenses	0.94%	0.94%	0.93%	0.94%	0.00%
Net investment income (loss)	0.58%	0.21%	0.19%	(0.38)%	0.00%
Supplemental data
Portfolio turnover rate	30%	69%	54%	7%	45%
Net assets, end of period (000s omitted)	$110,090	$88,067	$27,217	$3,106	$10

1.	For the three months ended October 31, 2010. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2010.

2.	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Special Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

22	Wells Fargo Advantage Special Small Cap Value Fund	Notes to financial statements (unaudited)

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of October 31, 2012, the Fund had pre-enactment capital loss carryforwards incurred in taxable years beginning before December 22, 2010, which are available to offset future net realized capital gains, in the amount of $44,690,351 with $44,328,219 expiring in 2017 and $362,132 expiring in 2018.

As of October 31, 2012, the Fund had a qualified late-year ordinary loss of $325,905 which was recognized on the first day of the current fiscal year. A late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of certain capital assets for the portion of the taxable year after October 31 and (b) other ordinary income or loss for the portion of the taxable year after December 31.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows

■	Level 1 – quoted prices in active markets for identical securities

Notes to financial statements (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	23
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$725,532,121	$0	$961,619	$726,493,740
Short-term investments
Investment companies	23,370,599	70,878,799	0	94,249,398
	$748,902,720	$70,878,799	$961,619	$820,743,138

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2013, the Fund did not have any significant transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.80% and declining to 0.70% as the average daily net assets of the Fund increase. For the six months ended April 30, 2013, the advisory fee was equivalent to an annual rate of 0.79% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.34% for Class A shares, 2.09% for Class B shares, 2.09% for Class C shares, 1.09% for Administrator Class shares, and 0.94% for Institutional Class shares.

24	Wells Fargo Advantage Special Small Cap Value Fund	Notes to financial statements (unaudited)

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended April 30, 2013, Wells Fargo Funds Distributor, LLC received $2,462 from the sale of Class A shares and $192 and $153 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2013 were $220,163,654 and $283,914,470, respectively.

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions in issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized gains (losses)
AH Belo Corporation	1,165,260	6,500	0	1,171,760	$6,796,208	$419,884	$0
Dixie Group Incorporated	728,577	5,400	0	733,977	4,389,182	0	0
Imation Corporation	2,708,521	73,000	0	2,781,521	10,235,997	0	0
Kadant Incorporated	986,302	13,500	105,122	894,680	24,755,796	111,835	290,030
					$46,177,183	$531,719	$290,030

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2013, the Fund paid $638 in commitment fees.

For the six months ended April 30, 2013, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other information (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Special Small Cap Value Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available,without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage Special Small Cap Value Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Special Small Cap Value Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe.

Other information (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	29

The Board noted that while the performance of the Fund (Administrator Class) was lower than the median performance of the Universe for the one-year period under review, the performance of the Fund was in range of the median performance of the Universe for the three-, five- and ten-year periods under review. The Board also noted that while the performance of the Fund was lower than its benchmark, the Russell 2000® Value Index, for the one-year period under review, the performance of the Fund was higher than or in range of its benchmark for the three-, five- and ten-year periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the one-year period under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during that period. The Board was satisfied with the explanation of the factors contributing to underperformance and with the steps being taken by Funds Management and the Sub-Adviser to address the Fund’s investment performance.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the median rate for the Fund’s expense Groups for all classes except Class A. The Board and Funds Management agreed to revise the advisory fee schedule for the Fund by adding an additional breakpoint. The Board also viewed favorably the fact that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

30	Wells Fargo Advantage Special Small Cap Value Fund	Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board also took into account the agreed-upon revision to the advisory fee schedule for the Fund that adds an additional breakpoint. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of abbreviations	Wells Fargo Advantage Special Small Cap Value Fund	31

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

216841 06-13 SA246/SAR246 4-13

Wells Fargo Advantage

Traditional Small Cap Growth Fund

Semi-Annual Report

April 30, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $228 billion in assets under management, as of April 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Traditional Small Cap Growth Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Relatively improving economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Traditional Small Cap Growth Fund for the six-month period that ended April 30, 2013. Much of the six-month period was marked by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy. However, relatively improving economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets. This backdrop enabled most equity asset classes to generate positive returns. For the six-month period, the small-cap-oriented Russell 2000® Index1 returned 16.58%, while the mid-cap-focused Russell Midcap® Index2 posted an 18.90% total return.

The U.S. economy improved with the support of accommodative monetary policy.

The U.S. economy grew modestly, but the recovery remained weak compared with previous business cycles. Curtailed government spending and weak household income expectations were economic headwinds. However, the unemployment rate continued to decline, reaching 7.5% in April 2013, and housing market activity, as measured by many metrics—sales, building permits, and prices—continued to improve from its recessionary levels.

Citing its dual mandate of fostering maximum employment and price stability, the U.S. Federal Reserve (Fed) reaffirmed its commitment to highly accommodative monetary policy. In addition, the Fed formally announced that exceptionally low interest rates would be appropriate at least as long as the unemployment rate remains above 6.5% and inflation remains no more than half a percentage point above its 2.0% inflation target.

The Fed also continued its quantitative easing program. Just prior to the beginning of the reporting period, the Federal Open Market Committee announced its intention to keep interest rates low until at least mid-2015 in order to support the sluggish economy. The Fed also announced open-ended purchases of $40 billion per month in mortgage-backed securities in an effort to support the housing market.

The global economy continues to be affected by bouts of uncertainty, including political questions in the U.S., Europe, and China.

Global economic growth varied across countries. Eurozone economies remained in recession. However, the European Central Bank (ECB) and several key members of the eurozone, including France and Germany, continued their commitment to maintaining a single currency. Subsequently, investor fears about a sovereign debt crisis in Europe abated. Furthermore, the ECB maintained its accommodative monetary policy by lowering its key rate at a historic low of 0.75%.

For most of the six-month period, uncertainty about political outcomes was a constant. U.S. presidential elections in November 2012, the debate over the fiscal cliff and tax rates at year-end, and speculation about the effects of sequestration at the end of February 2013 weighed on business leaders and investors. Elections in eurozone countries such as Greece, France, and Italy sparked speculation about the future of the eurozone. New leadership in China also figured into the political landscape. In the end, investors managed around these concerns, and capital markets generally advanced during this time period.

1.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

2.	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	3

Our goal is to meet the financial needs of our shareholders.

We are committed to providing our shareholders long-term investment strategies and focusing on appropriate risk while seeking to deliver consistent returns. We know that your ability to meet your long-term investment goals depends on the investment decisions you make today. Despite economic uncertainties and investment challenges, staying invested and adapting to emerging opportunities and threats will help you manage investment risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite economic uncertainties and investment challenges, staying invested and adapting to emerging opportunities and threats will help you manage investment risk.

4	Wells Fargo Advantage Traditional Small Cap Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Paul Carder, CFA

Jeffrey S. Drummond, CFA

Linda Freeman, CFA

Jeffrey Harrison, CFA

Average annual total returns1 (%) as of April 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EGWAX)	6-5-1995	1.13	5.29	8.43	7.29	6.54	9.07	1.48	1.33
Class C (EGWCX)	7-30-2010	5.51	5.76	8.26	6.51	5.76	8.26	2.23	2.08
Administrator Class (EGWDX)	7-30-2010	–	–	–	7.44	6.64	9.17	1.32	1.20
Institutional Class (EGRYX)	11-19-1997	–	–	–	7.63	6.87	9.40	1.05	0.98
Russell 2000® Growth Index[4]	–	–	–	–	15.67	7.81	10.53	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	5

Ten largest equity holdings[5] (%) as of April 30, 2013
Cogent Communications Group Incorporated	2.91
Cavium Incorporated	2.48
Financial Engines Incorporated	2.40
Concur Technologies Incorporated	2.36
DexCom Incorporated	2.28
Hexcel Corporation	2.26
Shutterfly Incorporated	2.05
Barnes Group Incorporated	2.04
ExamWorks Group Incorporated	1.93
Ultimate Software Group Incorporated	1.84

Sector distribution[6] as of April 30, 2013

1.	Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Growth Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Traditional Small Cap Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2012	Ending account value 4-30-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,092.38	$6.90	1.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.66	1.33%
Class C
Actual	$1,000.00	$1,088.53	$10.77	2.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.48	$10.39	2.08%
Administrator Class
Actual	$1,000.00	$1,093.54	$6.02	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.04	$5.81	1.16%
Institutional Class
Actual	$1,000.00	$1,094.18	$5.09	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.93	$4.91	0.98%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	7

Security name	Shares	Value

Common Stocks: 97.67%

Consumer Discretionary: 18.86%

Auto Components: 0.75%
Dana Holding Corporation	63,300	$1,091,925

Diversified Consumer Services: 0.68%
Sotheby’s Holdings Incorporated	28,000	993,440

Hotels, Restaurants & Leisure: 1.95%
BJ’s Restaurants Incorporated †	32,400	1,111,320
SHFL entertainment Incorporated †	108,900	1,720,620

		2,831,940

Household Durables: 2.55%
Ethan Allen Interiors Incorporated «	62,318	1,824,671
SodaStream International Limited «†	35,000	1,884,400

		3,709,071

Internet & Catalog Retail: 2.05%
Shutterfly Incorporated †	67,100	2,987,963

Media: 1.65%
Pandora Media Incorporated «†	138,900	1,934,877
Shutterstock Incorporated «†	11,382	474,629

		2,409,506

Specialty Retail: 8.29%
Francescas Holdings Corporation †	24,800	708,288
Group 1 Automotive Incorporated «	39,200	2,370,816
Lumber Liquidators Holdings Incorporated †	20,900	1,712,964
Pier 1 Imports Incorporated «	96,900	2,249,049
Ulta Salon Cosmetics & Fragrance Incorporated †	28,000	2,454,200
Vitamin Shoppe Incorporated †	52,338	2,572,413

		12,067,730

Textiles, Apparel & Luxury Goods: 0.94%
Oxford Industries Incorporated	23,100	1,365,903

Consumer Staples: 2.05%

Food Products: 0.92%
Annie’s Incorporated «†	35,500	1,341,545

Personal Products: 1.13%
Elizabeth Arden Incorporated †	40,100	1,642,095

Energy: 3.98%

Energy Equipment & Services: 1.45%
ION Geophysical Corporation «†	168,800	1,053,312
Lufkin Industries Incorporated	12,000	1,059,480

		2,112,792

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Traditional Small Cap Growth Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels: 2.53%
Comstock Resources Incorporated †	60,900	$953,694
Energy XXI (Bermuda) Limited	59,400	1,350,756
Oasis Petroleum Incorporated †	40,200	1,376,046

		3,680,496

Financials: 11.06%

Capital Markets: 3.48%
Financial Engines Incorporated	96,000	3,491,520
Stifel Financial Corporation «†	49,100	1,582,002

		5,073,522

Commercial Banks: 1.41%
SVB Financial Group †	29,000	2,062,190

Consumer Finance: 1.77%
Portfolio Recovery Associates Incorporated «†	21,000	2,577,750

Diversified Financial Services: 1.38%
MarketAxess Holdings Incorporated	47,400	2,005,968

Insurance: 1.36%
First American Financial Corporation	73,800	1,975,626

REITs: 1.66%
Ryman Hospitality Properties Incorporated «	54,387	2,418,046

Health Care: 17.81%

Biotechnology: 3.49%
Achillion Pharmaceuticals Incorporated «†	65,979	497,482
Alnylam Pharmaceuticals Incorporated †	28,300	677,785
Ariad Pharmaceuticals Incorporated †	57,900	1,034,673
Cepheid Incorporated «†	54,400	2,074,272
Exact Sciences Corporation «†	84,800	792,032

		5,076,244

Health Care Equipment & Supplies: 6.78%
Align Technology Incorporated «†	47,000	1,556,640
Cardiovascular Systems Incorporated «†	62,784	1,077,373
DexCom Incorporated «†	202,037	3,315,427
Endologix Incorporated †	176,000	2,643,520
Volcano Corporation «†	63,377	1,285,919

		9,878,879

Health Care Providers & Services: 3.26%
ExamWorks Group Incorporated «†	155,100	2,807,310
HMS Holdings Corporation «†	77,100	1,943,691

		4,751,001

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	9

Security name	Shares	Value

Health Care Technology: 1.47%
HealthStream Incorporated †	93,100	$2,137,576

Pharmaceuticals: 2.81%
Akorn Incorporated «†	158,100	2,379,405
The Medicines Company †	50,600	1,708,256

		4,087,661

Industrials: 16.52%

Aerospace & Defense: 4.60%
Hexcel Corporation †	107,943	3,292,262
KEYW Holding Corporation «†	104,298	1,417,410
TASER International Incorporated †	224,700	1,979,607

		6,689,279

Air Freight & Logistics: 1.05%
Forward Air Corporation	41,561	1,533,185

Building Products: 1.73%
Gibraltar Industries Incorporated †	76,900	1,438,030
USG Corporation †	41,800	1,086,382

		2,524,412

Commercial Services & Supplies: 0.94%
InnerWorkings Incorporated «†	135,349	1,362,964

Electrical Equipment: 0.53%
Polypore International Incorporated «†	18,337	768,870

Machinery: 2.53%
Barnes Group Incorporated	107,100	2,974,167
RBC Bearings Incorporated «†	14,847	714,141

		3,688,308

Professional Services: 1.83%
The Advisory Board Company †	15,400	756,910
Wageworks Incorporated †	74,420	1,905,896

		2,662,806

Trading Companies & Distributors: 3.31%
Beacon Roofing Supply Incorporated «†	66,600	2,539,458
MSC Industrial Direct Company	29,000	2,285,200

		4,824,658

Information Technology: 22.06%

Communications Equipment: 1.91%
Aruba Networks Incorporated †	75,700	1,702,493
Procera Networks Incorporated «†	96,571	1,070,972

		2,773,465

Electronic Equipment, Instruments & Components: 0.84%
IPG Photonics Corporation «	19,300	1,229,024

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Traditional Small Cap Growth Fund	Portfolio of investments—April 30, 2013 (unaudited)

Security name		Shares	Value

Internet Software & Services: 7.96%
Angie’s List Incorporated «†		70,734	$1,714,592
Bankrate Incorporated «†		119,600	1,612,208
Demandware Incorporated «†		86,000	2,347,800
LivePerson Incorporated †		124,442	1,595,346
SPS Commerce Incorporated †		41,809	1,970,458
Support.com Incorporated †		588,637	2,348,664

			11,589,068

Semiconductors & Semiconductor Equipment: 4.27%
Cavium Incorporated «†		114,600	3,604,170
Mellanox Technologies Limited «†		17,200	876,856
Power Integrations Incorporated «		41,800	1,730,938

			6,211,964

Software: 7.08%
Concur Technologies Incorporated «†		47,078	3,441,873
Fleetmatics Group plc †		40,800	957,576
Qlik Technologies Incorporated «†		68,300	1,776,483
Sourcefire Incorporated †		30,700	1,466,232
Ultimate Software Group Incorporated †		27,674	2,673,032

			10,315,196

Materials: 2.42%

Chemicals: 0.75%
Rockwood Holdings Incorporated		16,752	1,087,037

Metals & Mining: 1.67%
Materion Corporation «		92,066	2,438,828

Telecommunication Services: 2.91%

Diversified Telecommunication Services: 2.91%
Cogent Communications Group Incorporated		147,800	4,232,992

Total Common Stocks (Cost $109,332,271)			142,210,925

Investment Companies: 0.40%
iShares Russell 2000 Growth Index Fund		5,485	586,895

Total Investment Companies (Cost $584,720)			586,895

Yield

Short-Term Investments: 35.21%

Investment Companies: 35.21%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.13%	3,343,798	3,343,798
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(u)(l)	0.18	47,914,521	47,914,521

Total Short-Term Investments (Cost $51,258,319)			51,258,319

Total investments in securities
(Cost $161,175,310) *	133.28%	194,056,139
Other assets and liabilities, net	(33.28)	(48,459,204)

Total net assets	100.00%	$145,596,935

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2013 (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	11

†	Non-income-earning security

«	All or a portion of this security is on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $162,461,068 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$35,802,897
Gross unrealized depreciation	(4,207,826)

Net unrealized appreciation	$31,595,071

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Traditional Small Cap Growth Fund	Statement of assets and liabilities—April 30, 2013 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$142,797,820
In affiliated securities, at value (see cost below)	51,258,319

Total investments, at value (see cost below)	194,056,139
Receivable for investments sold	2,312,148
Receivable for Fund shares sold	7,867
Receivable for dividends	9,261
Receivable for securities lending income	30,725
Prepaid expenses and other assets	23,053

Total assets	196,439,193

Liabilities
Payable for investments purchased	2,265,801
Payable for Fund shares redeemed	466,474
Payable upon receipt of securities loaned	47,914,521
Advisory fee payable	80,518
Distribution fees payable	71
Due to other related parties	33,304
Accrued expenses and other liabilities	81,569

Total liabilities	50,842,258

Total net assets	$145,596,935

NET ASSETS CONSIST OF
Paid-in capital	$105,251,608
Accumulated net investment loss	(832,188)
Accumulated net realized gains on investments	8,296,686
Net unrealized gains on investments	32,880,829

Total net assets	$145,596,935

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$118,775,828
Shares outstanding – Class A	6,443,687
Net asset value per share – Class A	$18.43
Maximum offering price per share – Class A2	$19.55
Net assets – Class C	$117,850
Shares outstanding – Class C	6,526
Net asset value per share – Class C	$18.06
Net assets – Administrator Class	$3,223,661
Shares outstanding – Administrator Class	166,236
Net asset value per share – Administrator Class	$19.39
Net assets – Institutional Class	$23,479,596
Shares outstanding – Institutional Class	1,203,831
Net asset value per share – Institutional Class	$19.50

Investments in unaffiliated securities (including securities on loan), at cost	$109,916,991

Investments in affiliated securities, at cost	$51,258,319

Total investments, at cost	$161,175,310

Securities on loan, at value	$46,717,922

1.	The Fund has an unlimited number of authorized shares.
2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended April 30, 2013 (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	13

Investment income
Dividends	$745,763
Securities lending income, net	228,294
Income from affiliated securities	1,712

Total investment income	975,769

Expenses
Advisory fee	615,744
Administration fees
Fund level	38,484
Class A	152,534
Class C	133
Administrator Class	1,550
Institutional Class	13,360
Shareholder servicing fees
Class A	146,667
Class C	128
Administrator Class	2,531
Distribution fees
Class C	383
Custody and accounting fees	8,879
Professional fees	19,296
Registration fees	30,169
Shareholder report expenses	21,673
Trustees’ fees and expenses	8,032
Other fees and expenses	2,320

Total expenses	1,061,883
Less: Fee waivers and/or expense reimbursements	(98,840)

Net expenses	963,043

Net investment income	12,726

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	10,108,196
Net change in unrealized gains (losses) on investments	3,402,872

Net realized and unrealized gains (losses) on investments	13,511,068

Net increase in net assets resulting from operations	$13,523,794

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Traditional Small Cap Growth Fund	Statement of changes in net assets

	Six months ended April 30, 2013 (unaudited)		Year ended October 31, 2012

Operations
Net investment income (loss)		$12,726		$(1,103,895)
Net realized gains on investments		10,108,196		21,234,892
Net change in unrealized gains (losses) on investments		3,402,872		1,779,794

Net increase in net assets resulting from operations		13,523,794		21,910,791

Distributions to shareholders from
Net realized gains
Class A		(1,390,341)		0
Class C		(1,120)		0
Administrator Class		(34,634)		0
Institutional Class		(435,430)		0

Total distributions to shareholders		(1,861,525)		0

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	81,511	1,422,107	448,411	7,492,791
Class C	1,150	20,407	3,671	60,566
Administrator Class	8,338	155,529	12,871	224,956
Institutional Class	96,457	1,798,340	323,996	5,718,207

		3,396,383		13,496,520

Reinvestment of distributions
Class A	80,585	1,329,468	0	0
Class C	51	831	0	0
Administrator Class	1,839	31,884	0	0
Institutional Class	12,276	213,954	0	0

		1,576,137		0

Payment for shares redeemed
Class A	(714,172)	(12,500,446)	(1,488,763)	(24,960,878)
Class C	(1,559)	(25,183)	(4,370)	(71,416)
Administrator Class	(14,633)	(269,282)	(54,670)	(930,097)
Institutional Class	(1,298,687)	(24,071,005)	(2,368,280)	(41,700,975)

		(36,865,916)		(67,663,366)

Net decrease in net assets resulting from capital share transactions		(31,893,396)		(54,166,846)

Total decrease in net assets		(20,231,127)		(32,256,055)

Net assets
Beginning of period		165,828,062		198,084,117

End of period		$145,596,935		$165,828,062

Accumulated net investment loss		$(832,188)		$(844,914)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Traditional Small Cap Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31			Year ended September 30
CLASS A		2012	2011	2010[1]	2010[2]	2009[2]	2008[2]
Net asset value, beginning of period	$17.08	$15.31	$14.31	$13.77	$12.24	$12.20	$18.70
Net investment loss	(0.01)[3]	(0.11)[3]	(0.16)[3]	(0.02)[3]	(0.12)[3]	(0.04)[3]	(0.03)[3]
Net realized and unrealized gains (losses) on investments	1.56	1.88	1.16	0.56	1.65	0.10	(3.61)

Total from investment operations	1.55	1.77	1.00	0.54	1.53	0.06	(3.64)
Distributions to shareholders from
Net realized gains	(0.20)	0.00	0.00	0.00	0.00	(0.02)	(2.84)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	0.00	(0.02)

Total distributions to shareholders	(0.20)	0.00	0.00	0.00	0.00	(0.02)	(2.86)
Net asset value, end of period	$18.43	$17.08	$15.31	$14.31	$13.77	$12.24	$12.20
Total return[4]	9.24%	11.56%	6.99%	3.92%	12.50%	0.53%	(22.75)%
Ratios to average net assets (annualized)
Gross expenses	1.48%	1.48%	1.43%	1.47%	1.39%	1.33%	1.27%
Net expenses	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.25%
Net investment loss	(0.09)%	(0.69)%	(0.96)%	(0.64)%	(0.92)%	(0.45)%	(0.24)%
Supplemental data
Portfolio turnover rate	42%	57%	123%	9%	80%	118%	113%
Net assets, end of period (000s omitted)	$118,776	$119,490	$123,063	$136,332	$133,166	$48,067	$56,067

1.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Growth Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Growth Fund.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Traditional Small Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31			Year ended September 30 2010[2]
CLASS C		2012	2011	2010[1]
Net asset value, beginning of period	$16.80	$15.18	$14.29	$13.66	$13.18
Net investment loss	(0.08)	(0.25)	(0.27)[3]	(0.02)[3]	(0.04)[3]
Net realized and unrealized gains (losses) on investments	1.54	1.87	1.16	0.65	0.52

Total from investment operations	1.46	1.62	0.89	0.63	0.48
Distributions to shareholders from
Net realized gains	(0.20)	0.00	0.00	0.00	0.00
Net asset value, end of period	$18.06	$16.80	$15.18	$14.29	$13.66
Total return[4]	8.85%	10.74%	6.16%	3.93%	4.32%
Ratios to average net assets (annualized)
Gross expenses	2.23%	2.23%	2.18%	2.25%	2.19%
Net expenses	2.08%	2.08%	2.08%	2.08%	2.08%
Net investment loss	(0.82)%	(1.44)%	(1.72)%	(1.31)%	(1.67)%
Supplemental data
Portfolio turnover rate	42%	57%	123%	9%	80%
Net assets, end of period (000s omitted)	$118	$116	$115	$99	$10

1.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

2.	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Traditional Small Cap Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31			Year ended September 30 2010[2]
ADMINISTRATOR CLASS		2012	2011	2010[1]
Net asset value, beginning of period	$17.94	$16.06	$14.99	$14.43	$13.80
Net investment income (loss)	0.01 [3]	(0.09)[3]	(0.14)[3]	(0.01)[3]	(0.02)[3]
Net realized and unrealized gains (losses) on investments	1.64	1.97	1.21	0.57	0.65

Total from investment operations	1.65	1.88	1.07	0.56	0.63
Distributions to shareholders from
Net realized gains	(0.20)	0.00	0.00	0.00	0.00
Net asset value, end of period	$19.39	$17.94	$16.06	$14.99	$14.43
Total return[4]	9.35%	11.71%	7.14%	3.95%	4.49%
Ratios to average net assets (annualized)
Gross expenses	1.23%	1.26%	1.23%	1.31%	1.37%
Net expenses	1.16%	1.17%	1.19%	1.20%	1.20%
Net investment income (loss)	0.06%	(0.54)%	(0.83)%	(0.55)%	(0.77)%
Supplemental data
Portfolio turnover rate	42%	57%	123%	9%	80%
Net assets, end of period (000s omitted)	$3,224	$3,063	$3,413	$11	$10

1.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

2.	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Traditional Small Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2013 (unaudited)	Year ended October 31			Year ended September 30
INSTITUTIONAL CLASS		2012	2011	2010[1]	2010[2]	2009[2]	2008[2]
Net asset value, beginning of period	$18.03	$16.11	$15.01	$14.43	$12.79	$12.75	$19.37
Net investment income (loss)	0.04 [3]	(0.06)[3]	(0.10)	(0.00)[3,4]	(0.10)[3]	(0.02)[3]	0.01
Net realized and unrealized gains (losses) on investments	1.63	1.98	1.20	0.58	1.74	0.10	(3.77)

Total from investment operations	1.67	1.92	1.10	0.58	1.64	0.08	(3.76)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.00)[4]	(0.02)	0.00
Net realized gains	(0.20)	0.00	0.00	0.00	0.00	(0.02)	(2.84)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	0.00	(0.02)

Total distributions to shareholders	(0.20)	0.00	0.00	0.00	(0.00)[4]	(0.04)	(2.86)
Net asset value, end of period	$19.50	$18.03	$16.11	$15.01	$14.43	$12.79	$12.75
Total return[5]	9.42%	11.92%	7.33%	4.02%	12.87%	0.74%	(22.56)%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.05%	1.00%	1.04%	1.06%	1.08%	0.99%
Net expenses	0.98%	0.98%	0.98%	0.98%	1.05%	1.08%	0.99%
Net investment income (loss)	0.40%	(0.35)%	(0.61)%	(0.29)%	(0.78)%	(0.20)%	0.02%
Supplemental data
Portfolio turnover rate	42%	57%	123%	9%	80%	118%	113%
Net assets, end of period (000s omitted)	$23,480	$43,160	$71,493	$105,475	$102,499	$344,313	$395,954

1.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Growth Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Growth Fund.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Traditional Small Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally

4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may

20	Wells Fargo Advantage Traditional Small Cap Growth Fund	Notes to financial statements (unaudited)

experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of October 31, 2012, the Fund had a qualified late-year ordinary loss of $826,973 which will be recognized on the first day of the curent fiscal year. A late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of certain capital assets for the portion of the taxable year after October 31 and (b) other ordinary income or loss for the portion of the taxable year after December 31.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

Notes to financial statements (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	21
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$142,210,925	$0	$0	$142,210,925
Investment companies	586,895	0	0	586,895
Short-term investments
Investment companies	3,343,798	47,914,521	0	51,258,319
	$146,141,618	$47,914,521	$0	$194,056,139

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2013, the Fund did not have any significant transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.80% and declining to 0.70% as the average daily net assets of the Fund increase. For the six months ended April 30, 2013, the advisory fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.33% for Class A shares, 2.08% for Class C shares, 1.20% for Administrator Class shares, and 0.98% for Institutional Class shares.

22	Wells Fargo Advantage Traditional Small Cap Growth Fund	Notes to financial statements (unaudited)

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended April 30, 2013, Wells Fargo Funds Distributor, LLC received $575 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2013 were $64,742,797 and $95,649,505, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2013, the Fund paid $137 in commitment fees.

For the six months ended April 30, 2013, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other information (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Advantage Traditional Small Cap Growth Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.
2.	The Statement of Additional Information includes additional information about the Trustees and is available,without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

26	Wells Fargo Advantage Traditional Small Cap Growth Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Traditional Small Cap Growth Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a

Other information (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	27

description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was in range of or equal to the median performance of the Universe for all periods under review except the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark, the Russell 2000® Growth Index, for all periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe for the three-year period and relative to the benchmark for all periods under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during those periods. The Board noted that market volatility in 2010 and 2011 affected the Fund’s performance during the three-year period under review. The Board was satisfied with the explanation it received.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups. The Board and Funds Management agreed to maintain the current operating expense ratio caps for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the median rate for the Fund’s expense Groups for all classes except Class A. The Board and Funds Management agreed to revise the advisory fee schedule for the Fund by adding an additional breakpoint and to maintain the current operating expense ratio caps for the Fund. The Board also viewed favorably the fact that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

28	Wells Fargo Advantage Traditional Small Cap Growth Fund	Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board also took into account the agreed-upon revision to the advisory fee schedule for the Fund that adds an additional breakpoint. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of abbreviations	Wells Fargo Advantage Traditional Small Cap Growth Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

216842 06-13 SA247/SAR247 4-13

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

The Portfolio of investments for each series is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the fiscal period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	June 24, 2013

By:

/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	June 24, 2013

By:

/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	June 24, 2013